Semiannual Report To Contractowners                                June 30, 2000
--------------------------------------------------------------------------------

                                     [LOGO]
                                  Guardian(SM)

                                 Value Guard II

                        THE GUARDIAN SEPARATE ACCOUNT A

--------------------------------------------------------------------------------
The Guardian Stock Fund
--------------------------------------------------------------------------------
The Guardian VC 500 Index Fund
--------------------------------------------------------------------------------
The Guardian VC Asset Allocation Fund
--------------------------------------------------------------------------------
The Guardian VC High Yield Bond Fund
--------------------------------------------------------------------------------
The Guardian Bond Fund, Inc.
--------------------------------------------------------------------------------
The Guardian Cash Fund, Inc.
--------------------------------------------------------------------------------
Gabelli Capital Asset Fund
--------------------------------------------------------------------------------
Baillie Gifford International Fund
--------------------------------------------------------------------------------
Baillie Gifford Emerging Markets Fund
--------------------------------------------------------------------------------
The Guardian Small Cap Stock Fund
--------------------------------------------------------------------------------
Value Line Centurion Fund, Inc.
--------------------------------------------------------------------------------
Value Line Strategic Asset Management Trust
--------------------------------------------------------------------------------
AIM V.I. Capital Appreciation Fund
--------------------------------------------------------------------------------
AIM V.I. Global Utilities Fund
--------------------------------------------------------------------------------
AIM V.I. Value Fund
--------------------------------------------------------------------------------
Davis Financial Portfolio
--------------------------------------------------------------------------------
Davis Real Estate Portfolio
--------------------------------------------------------------------------------
Davis Value Portfolio
--------------------------------------------------------------------------------
Fidelity VIP II Contrafund Portfolio
--------------------------------------------------------------------------------
Fidelity VIP Equity-Income Portfolio
--------------------------------------------------------------------------------
Fidelity VIP III Growth Opportunities Portfolio
--------------------------------------------------------------------------------
Fidelity VIP III Mid Cap Portfolio
--------------------------------------------------------------------------------
Janus Aggressive Growth Portfolio
--------------------------------------------------------------------------------
Janus Capital Appreciation Portfolio
--------------------------------------------------------------------------------
Janus Growth Portfolio
--------------------------------------------------------------------------------
Janus Worldwide Growth Portfolio
--------------------------------------------------------------------------------
MFS Emerging Growth Series
--------------------------------------------------------------------------------
MFS Growth With Income Series
--------------------------------------------------------------------------------
MFS New Discovery Series
--------------------------------------------------------------------------------
MFS Research Series
--------------------------------------------------------------------------------
MFS Total Return Series
--------------------------------------------------------------------------------

The Guardian Insurance &
Annuity Company, Inc.

A wholly owned subsidiary of
The Guardian Life Insurance Company of America

Executive Office

7 Hanover Square
New York,  New York 10004

Customer Service Office

P.O. Box 26210
Lehigh Valley, Pennsylvania  18002-6210
1-800-221-3253

Distributed by:
Guardian Investor Services Corporation(R)

--------------------------------------------------------------------------------
Performance Summary
-------------------

--------------------------------------------------------------------------------

Investment Option                                                 Total Returns*

The Guardian Stock Fund                                                 2.65
The Guardian VC 500 Index Fund                                         (1.09)
The Guardian VC Asset Allocation Fund                                   3.84
The Guardian VC High Yield Bond Fund                                   (1.32)
The Guardian Bond Fund, Inc.                                            2.86
The Guardian Cash Fund, Inc.                                            2.18
Gabelli Capital Asset Fund                                              2.50
Baillie Gifford International Fund                                     (8.68)
Baillie Gifford Emerging Markets Fund                                  (5.08)
The Guardian Small Cap Stock Fund                                      11.00
Value Line Centurion Fund, Inc.                                         2.13
Value Line Strategic Asset Management Trust                             4.55
AIM V.I. Capital Appreciation Fund                                      7.56
AIM V.I. Global Utilities Fund                                          4.34
AIM V.I. Value Fund                                                    (0.89)
Davis Financial Portfolio                                               7.21
Davis Real Estate Portfolio                                            11.88
Davis Value Portfolio                                                   6.36
Fidelity VIP II Contrafund Portfolio**                                 (1.97)
Fidelity VIP Equity-Income Portfolio**                                 (3.37)
Fidelity VIP III Growth Opportunities Portfolio**                      (4.30)
Fidelity VIP III Mid Cap Portfolio**                                   22.89
Janus Aggressive Growth Portfolio                                       0.94
Janus Capital Appreciation Portfolio                                   (4.60)
Janus Growth Portfolio                                                  1.09
Janus Worldwide Growth Portfolio                                        1.42
MFS Emerging Growth Series                                             (2.91)
MFS Growth With Income Series                                          (0.11)
MFS New Discovery Series                                                7.66
MFS Research Series                                                     5.65
MFS Total Return Series                                                 1.99

--------------------------------------------------------------------------------

Fixed-Rate Option

      The annual rates of interest for amounts deposited or renewed (on a contract anniversary) in the Fixed-Rate Option during the first six months of 2000 were as follows: for the month of January 5.00%, for the months of February through May 5.25%, and for the month of June 5.50%.

      Rates paid by the Fixed-Rate Option are subject to change at any time, and may be higher or lower for new deposits or renewals, but are guaranteed from the date of deposit or renewal to the next contract anniversary.

--------------------------------------------------------------------------------

* The chart above shows the total returns for each investment option under The Guardian Investor Retirement Asset Manager based on the percentage change in unit values during the period from January 1, 2000 to June 30, 2000. In contrast to the returns presented in the portfolio managers' interviews, changes in unit values reflect the effects of morality and expense risk and administrative service charges as well as each option's expenses to give you a better picture of an investment option's performance under the contract. Total return performance figures stated above do not, however, reflect the annual contract fee or possible withdrawal charges. Deductions of these amounts would reduce the stated total returns. Past performance is not a guarantee of future results. Investment returns and principal value will vary with market conditions.
** Service Class shares include an asset-based distribution fee (12b-1 fee). Initial offering of Service Class shares took place on November 3, 1997, at which time the 12b-1 fee was imposed.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
Dear Contractowner:
-------------------

[Photo of Joseph D. Sargent, CLU, President & CEO]

Dear Contractowner:

      As President and Chief Executive Officer of The Guardian Insurance & Annuity Company, Inc., and its parent, The Guardian Life Insurance Company of America, I am pleased to send you this Semi-annual Report on the performance of your Value Guard II contract's separate account and its underlying variable investment options during the first half of 2000.

Helping You Reach Your Goals

      As an owner of a variable annuity, you are among a rapidly growing group of people who are planning for their future with a retirement product that is linked to the investment markets. A variable annuity, such as Value Guard II, may be one of the best ways to prepare for your retirement and because of the benefits it offers, may help you reach your goals faster.

      This Report tells you how each investment option available in your contract has performed. Also included is a letter from Frank J. Jones, Ph.D., our chief investment officer, and interviews with the portfolio managers of the funds that comprise our investment options. These materials discuss the current economic environment as well as specific issues that may impact your investment strategy.

      I am confident that this information will be invaluable to you as you assess your financial situation and investment strategies.

      Thank you for selecting Guardian to assist you in investing for your future.

      Sincerely,


     /s/ Joseph D. Sargent, CLU

     Joseph D. Sargent, CLU
     President and Chief Executive Officer
     The Guardian Insurance & Annuity Company, Inc.

--------------------------------------------------------------------------------

ANNUAL REPORT FOR
The Guardian Investor Retirement Asset Manager
The Guardian Investor
Value Guard II

Table of Contents                                   Portfolio        Schedule
                                                     Manager            of
                                                    Interview       Investments
---------------------------------------------------------------------------
Economic Report                                                           4

---------------------------------------------------------------------------
The Guardian Stock Fund                                 6               108

---------------------------------------------------------------------------
The Guardian VC 500 Index Fund                         10               114

---------------------------------------------------------------------------
The Guardian VC Asset Allocation Fund                  12               124

---------------------------------------------------------------------------
The Guardian VC High Yield Bond Fund                   14               128

---------------------------------------------------------------------------
The Guardian Bond Fund, Inc.                           16               134

---------------------------------------------------------------------------
The Guardian Cash Fund, Inc.                           30               140

---------------------------------------------------------------------------
Gabelli Capital Asset Fund                             18               152

---------------------------------------------------------------------------
Baillie Gifford International Fund                     20               160

---------------------------------------------------------------------------
Baillie Gifford Emerging Markets Fund                  22               166

---------------------------------------------------------------------------
The Guardian Small Cap Stock Fund                      24               172

---------------------------------------------------------------------------
Value Line Centurion Fund                              26               184

---------------------------------------------------------------------------
Value Line Strategic Asset Management Trust            28               192

---------------------------------------------------------------------------
Davis Variable Account Fund, Inc.                                       203

o Davis Financial Portfolio

o Davis Real Estate Portfolio

o Davis Value Portfolio

--------------------------------------------------------------------------------
Investments offered through The Guardian Insurance &Annuity Company, Inc. are not deposits or obligations of, or guaranteed or endorsed by, any bank or depository institution, nor are they federally insured by the Federal Deposit Insurance Corporation, The Federal Reserve Board, or any other agency. They involve investment risk, including possible loss of principal amount invested.

Table of Contents (continued)                       Portfolio        Schedule
                                                     Manager            of
                                                    Interview       Investments
---------------------------------------------------------------------------
Fidelity VIP II Contrafund Portfolio                                    233

---------------------------------------------------------------------------
Fidelity VIP Equity-Income Portfolio                                    257

---------------------------------------------------------------------------
Fidelity VIP III Growth Opportunities Portfolio                         279

---------------------------------------------------------------------------
Fidelity VIP III Mid Cap Portfolio                                      299

---------------------------------------------------------------------------
Janus Aggressive Growth Portfolio                                       323

---------------------------------------------------------------------------
Janus Capital Appreciation Portfolio                                    343

---------------------------------------------------------------------------
Janus Growth Portfolio                                                  363

---------------------------------------------------------------------------
Janus Worldwide Growth Portfolio                                        383

---------------------------------------------------------------------------
MFS Emerging Growth Series                                              405

---------------------------------------------------------------------------
MFS Growth With Income Series                                           429

---------------------------------------------------------------------------
MFS New Discovery Series                                                453

---------------------------------------------------------------------------
MFS Research Series                                                     477

---------------------------------------------------------------------------
MFS Total Return Series                                                 499

---------------------------------------------------------------------------
AIM V.I. Capital Appreciation Fund                                      527

---------------------------------------------------------------------------
AIM V.I. Global Utilities Fund                                          541

---------------------------------------------------------------------------
AIM V.I. Value Fund                                                     555

---------------------------------------------------------------------------
The Guardian Separate Account E                                          32

---------------------------------------------------------------------------
The Guardian Separate Account D                                          60
  For Guardian Investor Contractowners

---------------------------------------------------------------------------
The Guardian Separate Account A                                          82
  For Value Guard II Contractowners

---------------------------------------------------------------------------

--------------------------------------------------------------------------------
Economic Report
---------------

[Photo of Frank L. Jones, Ph.D., Chief Investment Officer]

Soft and Hard Landings: The Economy and the Stock Market

      The current economic expansion, which began during March 1991, is the longest post-war expansion. Within this sustained economic expansion, there have been mini-economic cycles. At times, the economy grew at a rate that was thought to be unsustainable without causing inflation. During those times, Federal Reserve Bank (Fed) Chairman Alan Greenspan was able to moderate economic growth without stopping it--that is, execute a "soft landing." At other times, for example during the fall of 1998 due to the financial problems in Asia, Greenspan relaxed monetary policy to avert a recession. Overall, during strong and weak times, Maestro Greenspan has conducted the economy well and continued the long expansion.

      Recently, during late 1999 and early 2000, there was concern about economic growth, which was considered too rapid and, thus, inflation-inducing. As a result, Greenspan raised interest rates, referred to as "tightening," six times since June 30, 1999 by a total of 1.75% (from 4.75% to 6.50%). The economic reports for the second quarter support the conclusion that the economy has begun another soft landing. If this proves to be so, the Fed tightenings could be complete or almost so. There is some risk, however, that the recent economic softening is a "head fake" and that the economy will restrengthen and require further Fed tightenings. Currently, though, the markets are performing on the basis of an expected soft landing.

      How does this economic performance relate to the stock market? The S&P 500 Index(1) has returned over 20% per year for five consecutive years. Why the incredible strength in the stock market? The answer to this question is the old saying, "It's the economy, stupid." In addition, more recently, the technology sector has not only supported the economy, including labor productivity, but also the stock market.

      During 1999, the S&P 500 returned 21.04%, and the NASDAQ(2) returned 86.13%. The stock market strength continued through early 2000, following the strong economy. To better analyze the first half of 2000, divide it into sub-periods, segregated by beginning/high/low/end, instead of two quarters, as summarized below.

--------------------------------------------------------------------------------
       Period              S&P 500            NASDAQ            DJIA
--------------------------------------------------------------------------------
    1/1 to High          4.25% (3/24)      24.10% (3/10)     1.99% (1/14)
--------------------------------------------------------------------------------
    High to Low        -11.14% (4/14)     -37.30% (5/23)   -16.23% (3/7)
--------------------------------------------------------------------------------
    Low to 6/30             7.49%             25.36%            7.16%
--------------------------------------------------------------------------------
    1/1 to 6/30            -0.42%             -2.46%           -8.45%
--------------------------------------------------------------------------------

      To illustrate the results in the sub-periods summarized in the chart, the S&P 500 returned 4.25% through its high on March 24 and the NASDAQ returned a remarkable 24.10% through March 10.

      What is remarkable, however, is that on March 10 the NASDAQ achieved its high of 5,049 and by May 23, had declined by 37.30% (during the week ending April 14th alone, the NASDAQ had declined by 25.30%). This 37% decrease represented a correction by any standard--thus, a hard landing. The S&P 500, -11.14%, and the DJIA(3), -16.23%, were also very weak during this period.

      From their respective lows (April 14 for the S&P 500 and on May 23 for NASDAQ), through the end of the second quarter, the markets recovered strongly: the S&P 500 returned 7.49%, and the NASDAQ returned a very strong 25.36%. The DJIA also recovered well, +7.16%, from its low.

      Focus back on the stock market as of March 10--the economy was very strong, the Fed had tightened five times by a total of 1.25%, and the tightening was perceived to be far from over. The broad stock market, as measured by the S&P 500, and more so the NASDAQ, was "pricey" by any standards. With all of these considerations, would a stock market correction at this time have been surprising? Certainly not, and perhaps it was even inevitable. In fact, a stock market correction could have happened earlier. That is the problem with trying to time the market.

--------------------------------------------------------------------------------
(1) The S&P 500 Index is an unmanaged index of 500 large-cap U.S. stocks that is generally considered to be representative of U.S. stock market activity.
(2) The NASDAQ Composite Index is a broad-based capitalization-weighted index of all NASDAQ National Market stocks.
(3) The Dow Jones Industrial Average (DJIA) is an unmanaged index of 30 industrial stocks listed on the New York Stock Exchange that is generally considered to be representative of U.S. stock market activity.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

      In retrospect, sanity may have hit the Internet sector late in the first quarter of 2000. Internet company layoffs received more press coverage than IPOs. The Superbowl on January 30 may have been the best leading indicator of the correction in internet stocks. No, not the actual game, but the plethora of very expensive advertising by previously unheard of internet companies (some of which have not been heard from since).

      How have the individual components of the stock market performed during the second quarter of this year? During 1998 and 1999 and even during the first quarter of 2000, the stock market investment themes were simple. Buy big stocks (large capitalization); buy growth stocks; and buy technology stocks. During this year's second quarter, however, these themes became ineffectual. Rather, during this time:

      o     Mid cap stocks outperformed both large cap and small cap stocks;

      o Value mutual funds outperformed growth funds in all the capitalization categories;

      o Health care and REIT (Real Estate Investment Trust) stocks were the strongest performing sectors, outperforming technology and industrial stocks;

      o The DJIA, composed primarily of large cap cyclical industrials, significantly underperformed; and

      o     Bond funds performed well relative to stock funds.

      Does this seem like a confused stock market? It does to the author. More on this below:

      Overall during the first half of 2000, the S&P 500 broke just about even, -0.42%, and the NASDAQ was slightly negative, -2.46%. In retrospect, this outcome does not seem too meager during a period of several Fed tightenings with very high valuations at the beginning. As a frame of reference, during the last year of multiple Fed tightenings, which was in 1994, the S&P 500 returned 1.31% and the NASDAQ -3.20%. However, during 1995 (the last tightening occurring on February 1, 1995), the S&P 500 returned 37.43% and the NASDAQ 40.99%.

      The S&P 500 is flat to slightly down for 2000 after losing 11.10% from its high to its low. The NASDAQ experienced a hard landing, a decline of 37.30% from its high on March 10 to its low on May 23. During the second quarter, checking accounts were a good investment. Thus, those watching for a stock market correction should be looking in the rear view mirror.

      There are reasons to believe the stock market correction is basically over, and that while the market is not likely to return to "exuberance," there will be moderate returns during the second half of 2000. First, the economy has slowed, and another soft landing may have begun. This softening will be supported by the consumer wealth effect resulting from the weakness of the stock market during the second quarter of 2000. In this case, the Fed tightening period is almost complete.

      With the worst for the stock market likely over and corporate profits likely to be moderately strong for the rest of the year, the last half of 2000 should show modest returns although perhaps not up to the standards of the last five years. With respect to the technology sector, there will be a moderate performance although the NASDAQ is unlikely to achieve its March 10 high (5,049) by year-end. With respect to picking sectors, market capitalization and style, it will be a good period for diversification.

      While the overall market appears confused, as indicated above, individual investors should not be. I submit that no investor, no matter how expert, could have predicted the actual results for the first half of 2000. The appropriate investment strategy, thus, is to maintain a stable (although not constant), diversified, moderate risk portfolio. The results for the first half of 2000 show that a diversified portfolio of Guardian funds would have been a strong strategy during that period.

Regards,


/s/ Frank J. Jones

Frank J. Jones, Ph.D.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
The Guardian Stock Fund
-----------------------

[Photo of Larry Luxenberg, C.F.A., Co-Portfolio Manager]

[Photo of John B. Murphy, C.F.A., Co-Portfolio Manager]

[Photo of Mark Dunetz, Co-Portfolio Manager]

Objective:  Long-term growth of capital
Portfolio:  At least 80% common stocks and securities convertible into common stocks
Inception:  April 13, 1983
Net Assets at June 30, 2000: $4,114,644,955

Q. How has the Fund performed during the first half of 2000?

A. By any standard, this has been a tumultuous year for the stock market. After the first two weeks of January, veteran stock market analysts were already asserting that this was one of the most volatile periods in stock market history. The rest of the first half has done nothing to change this view. Given such volatility, any tally of performance can quickly change. Nonetheless, over the six months ended June 30, 2000, The Guardian Stock Fund was up 3.30%(1) while the S&P 500 Index(2) was down 0.42%.

Q. What was your investment strategy during this time?

A. The volatility of the first half of the year strengthened our beliefs in three things. First, it is important to take a long-term outlook. Second, timing the market is exceedingly difficult. Third, investing in good companies eventually pays off.

      In a fickle market, it's easy to get caught up in the almost daily mood swings and give up too quickly on sound investment ideas. Moreover, many studies have shown that missing just a few days during strong market rallies greatly diminishes long-term returns. To cite just two examples: a study by Sanford Bernstein & Co. showed that if an investor was out of the market for the ten best days from 1980 to 1994, he missed more than one-quarter of the total S&P 500 returns. If he missed only forty days (fewer than three per year) during that period, he lost nearly two-thirds of total returns. In a more recent example, April was the third worst month in the entire history of the NASDAQ Composite Index(3) while June was the third best month.

      Our portfolio continues to emphasize large-cap growth stocks, although over the last year, we have added to our weightings in mid- and small-cap stocks. We plan

================================================================================
The volatility of the first half of the year strengthened our beliefs in three things. First, it is important to take a long-term outlook. Second, timing the market is exceedingly difficult. Third, investing in good companies pays off eventually.
================================================================================

to continue adding selected small- and mid-cap companies with promising fundamentals.

Q. What is your outlook for the second half of 2000?

A. Despite the market's first-half gyrations, we believe that the outlook for stocks is still positive. Most importantly, the domestic and global economies remain sound. At year-end, central banks eased monetary conditions to accommodate concerns about Y2K disruptions. This interrupted a period of global tightening and may have contributed to an unusually strong first quarter. Concerns about the economy overheating and rising inflation have been put to rest, at least temporarily. Now, with the central banks relegated to the sidelines and growth still solid but slowing, it looks promising for stocks. As recent actions show, policy errors have not been banished from Washington, but with only one short recession in eighteen years, somebody is doing something right.

      Meanwhile, technological change around the globe is,

--------------------------------------------------------------------------------
(1) Total return figures are historical and assume the reinvestment of dividends and distributions and the deduction of all Fund expenses. The actual total returns for owners of the variable annuity contracts or variable life insurance policies that provide for investment for the Fund will be lower to reflect separate account and contract/policy charges. Past performance is not a guarantee of future results. Investment return and principal value will fluctuate so that the value of your investment, when redeemed, may be worth more or less than the original cost.
(2) The S&P 500 Index is an unmanaged index of 500 large-cap U.S. stocks that is generally considered to be representative of U.S. stock market activity. The S&P 500 Index is not available for direct investment and its returns do not reflect the fees and expenses that have been deducted from the Fund.
(3) The NASDAQ Composite Index is a broad-based capitalization-weighted index of all NASDAQ National Market stocks.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

if anything, accelerating. Mobile communications, both voice and data, are proliferating. Internet traffic is doubling every quarter. The completion of the mapping of the human genome is characteristic of great strides being made in the life sciences. Corporations, freed from the drag of Y2K spending, can now update their internal systems and plenty of innovative software and hardware is available. Companies such as Cisco and Microsoft have converted most of their internal systems to digital ones and realized tremendous efficiences as well as greatly improved access to timely information.

      While the short-term outlook is always difficult to gauge, the long-term view still looks good. In our view, it would be premature to sound the death knell for the longest-running bull market of our lifetimes.

--------------------------------------------------------------------------------
The Guardian Stock Fund Profile
-------------------------------

--------------------------------------------------------------------------------
                      Top Ten Holdings as of June 30, 2000

                                                           Percentage of
          Company                                         Total Net Assets
--------------------------------------------------------------------------------
     1.   Microsoft Corp.                                      4.10%
--------------------------------------------------------------------------------
     2.   Intel Corp.                                          3.91%
--------------------------------------------------------------------------------
     3.   Cisco Systems, Inc.                                  3.61%
--------------------------------------------------------------------------------
     4.   General Electric Co.                                 3.57%
--------------------------------------------------------------------------------
     5.   Citigroup, Inc.                                      2.83%
--------------------------------------------------------------------------------
     6.   Nortel Networks Corp.                                2.68%
--------------------------------------------------------------------------------
     7.   Oracle Corp.                                         2.20%
--------------------------------------------------------------------------------
     8.   EMC Corp.                                            2.18%
--------------------------------------------------------------------------------
     9.   Int'l Business Machines                              2.12%
--------------------------------------------------------------------------------
    10.   Xilinx                                               1.48%
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
         AVERAGE ANNUAL TOTAL RETURNS(1) FOR PERIODS ENDED JUNE 30, 2000

                                                                   Since
                              1 Year      5 Years    10 Years    Inception
--------------------------------------------------------------------------------
 The Guardian Stock Fund       24.95%      25.54%      20.54%      18.42%
--------------------------------------------------------------------------------
 S&P 500                        7.24%      23.78%      17.75%      13.55%
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
(1) Total return figures are historical and assume the reinvestment of dividends and distributions and the deduction of all Fund expenses. The actual total returns for owners of the variable annuity contracts or variable life insurance policies that provide for investment in the Fund will be lower to reflect separate account and contract/policy charges. Past performance is not a guarantee of future results. Investment return and principal value will fluctuate so that the value of your investment, when redeemed, may be worth more or less than the original cost.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                       Sector Weightings of Common Stocks
                               as of June 30, 2000

  [The following table was represented by a pie chart in the printed material.]

Utilities -- 0.22%

Consumer Cyclical -- 2.50%

Consumer Services -- 3.32%

Capital Goods -- 4.97%

Technology -- 45.28%

Consumer Staples -- 5.63%

Energy -- 7.51%

Finance -- 9.98%

Telecommunications -- 18.23%

Cash -- 2.36%

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
Growth of a Hypothetical $10,000 Investment

 [The following table was represented by a line graph in the printed material.]

                             [Plot points to come]

              The Guardian Stock Fund      S&P 500 Index     Cost of Living
4/13/83
83
84
85
86
87
88
89
90
91
92
93
94
95
96
97
98
12/31/99            $183,486                $156,149            $17,508

--------------------------------------------------------------------------------

A hypothetical $10,000 investment made at the inception of The Guardian Stock Fund on April 13, 1983 would have grown to $183,486 on June 30, 2000. We compare our performance to that of the S&P 500 Index, which is an unmanaged index that is generally considered the performance benchmark of the U.S. stock market. While you cannot invest directly in the S&P 500 Index, a similar hypothetical investment would now be worth $156,149. The Cost of Living, as measured by the Consumer Price Index, which is generally representative of the level of U.S. inflation, is also provided to lend a more complete understanding of the investment's real worth.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
The Guardian VC 500 Index Fund
------------------------------

[Photo of Jonathan C. Jankus, C.F.A., Portfolio Manager]

Objective: Seeks to match the investment performance of the Standard & Poor's 500 Corporate Stock Price Index ("the S&P 500 Index")

Portfolio: Common stocks of companies in the S&P 500 Index, which emphasizes large U.S. companies

Inception: August 25, 1999

Net Assets as of June 30, 2000: $316,860,824

Q. How has the Fund performed during the first six months of 2000?

A. This has been an unimpressive year for the financial markets. In the first half of this year, the total return on stocks, as measured by the S&P 500 Index,(1) was -0.42%. The Fund's return over the period was -0.47%,(2) a nearly identical result.

================================================================================
"As passive investors, we do not attempt to engage in either market timing or active security selection decisions. Our only goal is to match the returns of the broad equity market in the most efficient way."
================================================================================

Q. What strategies were used by the Fund and how did they affect performance?

A. As an index fund, the Fund's goal is to mimic the returns of the S&P 500 Index portfolio. We attempt to do so by holding nearly all 500 of the stocks in the index in approximately the same weights as they are represented in the Index. We attempt to minimize trading costs and trade only when rebalancings are required by capitalization changes in the Index or when dividends need to be reinvested.

Q. What are your expectations for the future and how are you positioning the Fund to take advantage of those expectations?

A. As passive investors, we do not attempt to engage in either market timing or active security selection decisions. Our only goal is to match the returns of the broad equity market (as measured by the S&P 500 Index) in the most efficient way.

--------------------------------------------------------------------------------
(1) The S&P 500 Index is an unmanaged index of 500 large-cap U.S. stocks that is generally considered to be representative of U.S. stock market activity. The S&P 500 is not available for direct investment and its returns do not reflect the expenses that have been deducted from the Fund's return.
(2) Total return figures are historical and assume the reinvestment of dividends and distributions and the deduction of all Fund expenses. The actual total returns for owners of the variable annuity contracts or variable life insurance policies that provide for investment in the Fund will be lower to reflect separate account and contract/policy charges. Past performance is not a guarantee of future results. Investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than the original cost.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
The Guardian VC 500 Index Fund Profile
--------------------------------------

--------------------------------------------------------------------------------
                                  TOTAL RETURN
                         FOR PERIODS ENDED JUNE 30, 2000
================================================================================
Inception Date ......................................................... 8/25/99
Since Inception ........................................................  10.43%
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                      Top Ten Holdings as of June 30, 2000

                                                                   Percent of
                                                                      Total
    Company                                                        Net Assets
--------------------------------------------------------------------------------
 1. General Electric Co.                                              4.21%
--------------------------------------------------------------------------------
 2. Intel Corp.                                                       3.63%
--------------------------------------------------------------------------------
 3. Cisco Systems, Inc.                                               3.51%
--------------------------------------------------------------------------------
 4. Microsoft Corp.                                                   3.35%
--------------------------------------------------------------------------------
 5. Pfizer, Inc.                                                      2.37%
--------------------------------------------------------------------------------
 6. Exxon Mobil Corp.                                                 2.15%
--------------------------------------------------------------------------------
 7. Wal-Mart Stores, Inc.                                             2.09%
--------------------------------------------------------------------------------
 8. Oracle Corp.                                                      1.88%
--------------------------------------------------------------------------------
 9. Citigroup, Inc.                                                   1.61%
--------------------------------------------------------------------------------
10. Int'l Business Machines                                           1.57%
--------------------------------------------------------------------------------

                          Sector Weighting Comparisons

--------------------------------------------------------------------------------
 Sector Weightings for The Guardian      Sector Weightings for the S&P 500 Index
VC 500 Index Fund as of June 30, 2000               as of June 30, 2000

     [The following were represented as pie charts in the printed material.]

Telecomunications -- 6.25%               Telecomunications -- 6.56%

Commercial Services -- 2.25%             Commercial Services -- 2.27%

Financial Services -- 14.25%             Financial Services -- 14.47%

Basic Materials -- 3.84%                 Basic Materials -- 3.73%

Energy -- 5.70%                          Energy -- 5.46%

Technology -- 33.26%                     Technology -- 33.57%

Consumer Non-Cyclical -- 6.47%           Consumer Non-Cyclical -- 6.29%

Consumer Cyclicals -- 6.52%              Consumer Cyclicals -- 6.38%

Consumer Services -- 4.85%               Consumer Services -- 4.78%

Industrials -- 2.98%                     Industrials -- 2.97%

Utilities -- 1.73%                       Utilities -- 1.66%

Transportation -- 0.53%                  Transportation -- 0.55%

Health Care -- 11.37%                    Health Care -- 11.31%
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
The Guardian VC Asset Allocation Fund
-------------------------------------

[Photo of Jonathan C. Jankus, C.F.A., Portfolio Manager]

Objective: Long-term total investment return consistent with moderate investment risk

Portfolio: A mixture of equity securities, debt obligations and money market instruments; purchases shares of The Guardian Stock Fund, The Guardian Bond Fund and The Guardian Cash Fund

Inception: September 15, 1999

Net Assets as of July 30, 2000: $33,148,753

Q. This has been an unimpressive year for the financial markets. How has the Fund performed?

A. In the first half of this year, the total return on stocks, as measured by the S&P 500 Index,(1) was -0.42% and the total return on bonds, as measured by the Lehman Aggregate Bond Index,(2) was 3.99%. Our theoretical benchmark, a portfolio created to hold 60% of its value in the S&P 500 and 40% in the Lehman Aggregate would have returned 1.45%. The Fund's return over the period was 4.49%.(3)

      Our good results relative to our benchmark were also reflected in our performance relative to our peers. We outperformed the median return of 0.48% produced by Morningstar's(5) universe of asset allocation funds.

Q. What strategies were used by the Fund and how did they affect performance?

A. The Fund is managed using proprietary quantitative models that attempt to judge the relative risk-adjusted attractiveness of the stock, bond and cash markets. While interest rates are the operative variables in the fixed income markets, corporate profitability and growth are added to the mix for the equity markets.

      In general, a rising interest rate environment and a healthy but slowing economy led us to reduce our equity exposure relative to cash and bonds. Specifically, our stock/bond/cash mix at year-end was 20/45/35 and has remained in that area. These weightings should be compared to the completely neutral 60/40/0 mix that we would expect to own when the markets were all fairly valued relative to one another.

      Our performance was positively affected by both our asset allocation (which, since year-end has proved to be

================================================================================
Our performance was positively affected by both our asset allocation and the fact that the stocks that we have owned have outperformed the S&P 500.
================================================================================

appropriately conservative) and the fact that the stocks that we have owned have outperformed the S&P 500 (for further information on this aspect of Fund performance, please see the section devoted to The Guardian Stock Fund.)

Q. What are your expectations for the future and how are you positioning the Fund to take advantage of those expectations?

A. We continue to be very conservatively positioned, and we will maintain this stance until either interest rates decline sufficiently or corporate profitability rebounds in spite of a slowing economy. Neither of these events seems very likely over the near term.

--------------------------------------------------------------------------------
(1) The S&P 500 Index is an unmanaged index of 500 large-cap U.S. stocks that is generally considered to be representative of U.S. stock market activity. The S&P 500 Index is not available for direct investment and its returns do not reflect expenses that have been deducted from the Fund.
(2) The Lehman Aggregate Bond Index is an unmanaged index that is generally considered to be representative of U.S. bond market activity. The Lehman Aggregate Bond Index is not available for direct investment, and the returns do not reflect expenses that have been deducted from the Fund.
(3) Total return figures are historical and assume the reinvestment of dividends and distributions and the deduction of all Fund expenses. The actual total returns for owners of the variable annuity contracts or variable life insurance policies that provide for investment for the Fund will be lower to reflect separate account and contract policy changes. Past performance is not a guarantee of future results. Investment return and principal value will fluctuate so that the value of your investment, when redeemed, may be worth more or less than the original cost.
(4) Lipper Analytical Services, Inc. is an independent mutual fund monitoring and rating service. Its database of performance information is based on historical total returns, which assume the reinvestment of dividends and distributions, and the deduction of all fund expenses.
(5) Morningstar, Inc. is an independent mutual fund monitoring and rating service, and its database of performance information is based on historical total returns, which assumes the reinvestment of dividends and distributions, and the deduction of all fund expenses.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
The Guardian VC Asset Allocation Fund Profile
---------------------------------------------

--------------------------------------------------------------------------------
                                 TOTAL RETURN(3)
                         FOR PERIODS ENDED JUNE 30, 2000
================================================================================
Inception Date ........................................................  9/15/99
Since Inception .......................................................   16.41%
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                      Portfolio Composition by Asset Class
                               as of June 30, 2000

     [The following was represented by a pie chart in the printed material.]

Common Stocks -- 20%

Cash -- 35%

Fixed Income -- 45%

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
The Guardian VC High Yield Bond Fund
------------------------------------

[Photo of Peter J. Liebst, Co-Portfolio Manager]

[Photo of Thomas G. Sorell, Co-Portfolio Manager]

Objective: Current income; capital appreciation is a secondary objective

Portfolio: Corporate bonds and other debt securities rated below investment grade

Inception: September 13, 1999

Net Assets as of June 30, 2000: $26,475,292

Q. How did the Fund perform during the first half of year 2000?

A. The Guardian VC High Yield Bond Fund posted a -0.70% return(1) for the first six months of calendar year 2000. This compared favorably to a -1.15% return for the variable annuity high current yield funds tracked by Lipper Analytical Services.(2) As a measure of the overall high yield market, the Donaldson, Lufkin & Jenrette High Yield Index(3) posted a -1.19% return for the first six months of 2000.

Q. What factors affected the Fund's performance?

A. The fixed income markets were negatively impacted over the first half of 2000 by several factors, including rate actions by the Federal Reserve, volatility in the equity markets, rising default rates and the lack of fund flows into the fixed income market. The cumulative effect was a disappointing performance by the overall fixed income market and specifically the high yield asset class.

      The year began with a continuation of the Federal Reserve's concern over signs of inflation developing in the U.S. economy. Addressing these concerns, the Federal Reserve made a series of three rate increases over the first half of 2000, which raised the Fed Funds rate a total of 1% during this six-month period. These actions resulted in the yield on short-term rates (i.e., 5-year Treasury bonds) rising above the yields on the long-term bond rates (i.e., 30-year Treasury bonds) in January and maintaining this inverted relationship throughout the first half of 2000. This inversion of the yield curve directly impacted the performance of the high yield market, which is characterized by securities maturing within 10 years.

      Compounding the effect of a rising interest rate environment was a highly volatile equity market throughout the second quarter of 2000. The equity market, and particularly the NASDAQ, is a major component in meeting the capital needs of many issuers in the high yield market. As the equity market traded off in April, investors adjusted their risk/return parameters and began to demand a higher premium over the return on Treasuries for the credit risk

================================================================================
"The Fund's emphasis on higher quality obligors and limited exposure to issuers operating in cyclical industries contributed to an above-average performance compared to the overall high yield market and the Lipper peer group."
================================================================================

inherent in the high yield market. Combined with the lack of positive fund flows into the high yield market and a rising default rate in the second quarter of the year, these market events drove the average yield in the high yield market from 11.91% at the beginning of the year to 13.17% at the end of June 2000. For the first half of 2000, high yield underperformed all fixed income asset classes but outperformed the bulk of the equity asset classes.

--------------------------------------------------------------------------------
(1) Total return figures are historical and assume the reinvestment of dividends and distributions and the deduction of all Fund expenses. The actual total returns for owners of the variable annuity contracts or variable life insurance policies that provide for investment for the Fund will be lower to reflect separate account and contract policy changes. Past performance is not a guarantee of future results. Investment return and principal value will fluctuate so that the value of your investment, when redeemed, may be worth more or less than the original cost.
(2) Lipper Analytical Services, Inc. is an independent mutual fund monitoring and rating service. Its database of performance information is based on historical total returns, which assume the reinvestment of dividends and distributions, and the deduction of all fund expenses.
(3) The DLJ High Yield Index is an unmanaged index that is generally considered to be representative of the investable universe of the US-dominated high yield debt market. The DLJ High Yield Index is not available for direct investment, and the returns do not reflect the fees and expenses that have been deducted from the Fund.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

Q. What was your investment strategy during this period?

A. The Fund's overall strategy was to maximize the total return of a diversified fixed income portfolio principally composed of below investment grade securities with up to 25% invested in convertible securities. Specifically, we sought to identify attractive asset allocation weightings based on analysis of industry fundamentals, issuer creditworthiness and risk/return profile, and individual issue relative value. Throughout the first half of 2000, stronger credit quality and larger, more liquid issues were overweighted, with an underweighting in issuers operating in cyclical industries. The Fund's emphasis on higher quality obligors and limited exposure to issuers operating in cyclical industries contributed to an above-average performance compared to the overall high yield market and the Lipper peer group. At mid-year, the Fund remains cautious with regard to credit quality and liquidity and therefore is overweighted in higher-rated issuers and continues to emphasize issues of larger size. The strategy of underweighting cyclical industries will continue into the second half of 2000 while we regularly review and estimate each industry's total return potential.

Q. What is your outlook for the future?

A. Recent economic indicators appear to suggest that the economy may be slowing, and the Federal Reserve may in turn be nearing the end of the monetary tightening process. However, the risk still exists that inflationary trends will persist, requiring further actions by the Fed which may threaten to push the economy into a recession. While this threat appears unlikely at this time, such a sequence of events would negatively affect the performance of the high yield market and, therefore, must be monitored closely. Currently, we continue to favor higher-quality, larger issuers within the high yield market that have demonstrated an ability to access several avenues within the capital markets. We continue to emphasize companies operating in growth industries. If the Federal Reserve is in fact nearing an end to its series of rate increases and the equity markets exhibit stability, we would expect the high yield market to perform well. We will continue to closely monitor the market's many influencing factors and adjust our industry allocations and individual security selections to capture attractive total return opportunities.

--------------------------------------------------------------------------------
The Guardian VC High Yield Bond Fund Profile
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                                 TOTAL RETURN(1)
                         FOR PERIOD ENDED JUNE 30, 2000
================================================================================
Inception Date .......................................................  9/13/99
Since Inception ......................................................    2.59%
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                      Top Ten Holdings as of June 30, 2000

                                                                   Percent of
      Company                                                   Total Net Assets
--------------------------------------------------------------------------------
  1.  Spectrasite Hldgs., Inc.                                        2.36%
--------------------------------------------------------------------------------
  2.  Clearnet Comm., Inc.                                            2.29%
--------------------------------------------------------------------------------
  3.  Orius Capital Corp.                                             2.26%
--------------------------------------------------------------------------------
  4.  Leap Wireless Int'l., Inc.                                      2.19%
--------------------------------------------------------------------------------
  5.  Pierce Leahy Corp.                                              1.95%
--------------------------------------------------------------------------------
  6.  Adelphia Comm. Corp.                                            1.95%
--------------------------------------------------------------------------------
  7.  Hollywood Casino Corp.                                          1.93%
--------------------------------------------------------------------------------
  8.  Globenet Comm. Group Ltd.                                       1.91%
--------------------------------------------------------------------------------
  9.  Stone Container Corp.                                           1.89%
--------------------------------------------------------------------------------
 10.  Bell Sports, Inc.                                               1.88%
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                    Portfolio Sector Allocation June 30, 2000

     [The following was represented by a pie chart in the printed material.]

Corporate Notes/Bonds -- 90.46%

Convertible Bonds -- 2.23%

Short-Term -- 7.31%
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                       Credit Quality as of June 30, 2000

     [The following was represented by a pie chart in the printed material.]

AAA -- 7.31%

BB -- 5.91%

B -- 72.07%

CCC -- 13.53%

CC -- 1.18%
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
The Guardian Bond Fund
----------------------

[Photo of Thomas G. Sorell, C.F.A., Co-Portfolio Manager]

[Photo of Howard W. Chin, Co-Portfolio Manager]

Q. How did the Fund perform during the first half of 2000?

A. The Fund had a total return of 3.51%(1) for the six months ended June 30, 2000, outperforming the average fund in our Lipper Intermediate Investment Grade peer group,(2) which returned 3.19% for the same period. The group consists of variable annuity sub-accounts that invest primarily in investment grade debt with average maturities of 5-10 years. Another commonly used benchmark, the Lehman Aggregate Bond Index,(3) returned 3.99% for the first half of 2000.

Q. What factors affected the Fund's performance?

A. During the first half of 2000, the Federal Reserve remained concerned that rapid U.S. economic growth would result in increased inflationary pressures given tight labor markets and other capacity constraints. Consequently, the Federal Reserve Open Market Committee followed last year's round of tightening, initiated in June 1999, with three additional moves in February, March, and May, further increasing the Fed Funds rate by a total of 1.0% to 6.5%. As a result, interest rates rose early in the first quarter with the 5-, 10-, and 30-year Treasury rates all peaking near 6.75% and then declining steadily in March as the Treasury announced new projections of large Federal surpluses and its intent to start retiring government debt.

      In addition, turbulence in the equity markets in March and April lent support to the Treasury market as investors sought a safe haven from equity volatility. By mid-April, 10- and 30-year Treasury rates had declined by approximately 1.0% to 5.75%. However, as deteriorating inflation statistics were reported, interest rates rose again, approaching first quarter highs of 6.75% in mid-May and then proceeded to decline when evidence appeared that the Federal Reserve's efforts to slow the economy might be succeeding.

      The first half of 2000 came to a close with long-term interest rates approximately 0.40% to 0.60% lower than they were when the year began, while shorter maturities were little changed. This phenomenon, referred to as a yield curve inversion, where long-term rates yield less than short-term rates, was in part responsible for the poor performance of non-Treasury securities (spread assets) in the fixed income markets during the first half of 2000.

      Once again we find ourselves recounting the disparate performance between Treasury securities and the other fixed income asset classes, corporate, mortgage-backed, and asset-backed securities. The market for spread assets in many respects resembled the fall of 1998 and performed as poorly, but without a visible financial crisis like the Russian default or the collapse of a well-known hedge fund. While the Lehman Aggregate Bond Index returned 3.99% during the first six months of 2000, the Treasury component of this index earned 5.37%. These

================================================================================
"The net result of these events was that on a nominal basis the investment grade fixed income asset class outperformed most equity indices during the first half of the year . . ."
================================================================================

returns far exceeded what was earned by similar duration spread assets. By many measures, corporate bonds in the first half of 2000 not only performed more poorly than in 1998 but also actually approached levels not seen since the recession of 1990. The Lehman Corporate Bond Index(4) underperformed Treasuries for the first five months of the year by 3.30%, and not until June did corporate bonds provide a return advantage over similar duration Treasuries. Still, overall, the Lehman Corporate Bond Index returned approximately 2.70% less than similar duration Treasuries.

      This abysmal performance of corporate bonds was due to a combination of factors. The first and most obvious factor was the fear that the Federal Reserve, intent on slowing economic growth, would not succeed in orchestrating a "soft landing" but would instead push the econ-

--------------------------------------------------------------------------------
(1) Total return figures are historical and assume the reinvestment of dividends and distributions and the deduction of all Fund expenses. The actual total returns for owners of the variable annuity contracts or variable life insurance policies that provide for investment for the Fund will be lower to reflect separate account and contract/policy charges. Past performance is not a guarantee of future results. Investment return and principal value will fluctuate so that the value of your investment, when redeemed, may be worth more or less than the original cost.
(2) Lipper Analytical Services, Inc. is an independent mutual fund monitoring and rating service. Its database of performance information is based on historical total returns, which assume the reinvestment of dividends and distributions, and the deduction of all fund expenses.
(3) The Lehman Aggregate Bond Index is an unmanaged index that is generally considered to be representative of U.S. bond market activity. The Lehman Aggregate Bond Index is not available for direct investment and the returns do not reflect the fees and expenses that have been deducted from the Fund.
(4) The Lehman Corporate Bond Index is an unmanaged index that is generally considered to be representative of corporate bond market activity. The Index is not available for direct investment and the returns do not reflect the fees and expenses that have been deducted from the Fund.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

omy into recession or a "hard landing." A second factor was the increasing dichotomy in the equity market with respect to valuations between "old" and "new" economy credits. A majority of the corporate bond market is comprised of traditional "Blue Chip" companies that were experiencing weak stock prices. These companies came under increasing pressure to repurchase stock at the expense of overall creditworthiness. This, in conjunction with increased fears of "event risk," such as leveraged buyouts for these undervalued companies, led to heightened credit risk. A third factor discussed earlier was the inversion of the Treasury curve, which caused further widening of long corporate spreads.

      Much like the experience of the corporate sector, securitized products (mortgage-backed [MBS], asset-backed [ABS], and commercial mortgage-backed securities [CMBS]) suffered through five months of anemic performance only to regain some ground in June as market participants became more confident that the Fed may be nearing the end of its tightening efforts. For the first half of 2000, the Lehman MBS, ABS and CMBS indices showed positive returns of 3.67%, 3.35% and 3.66% respectively. On the surface, the spread sectors appeared to perform reasonably in line with the overall Lehman Aggregate Index, but when their returns are compared relative to similar-duration Treasuries, their weak showings become apparent. Specifically, the MBS, ABS and CMBS sectors underperformed by -0.51%,-0.26%, and -1.22%, respectively.

      The weakness of the securitized products sector in the first half can be attributed to two primary factors: the inversion of the yield curve and the potential for increased regulatory scrutiny of the housing agencies that issue MBS. Since MBS cashflows are spread out all along the curve, they were particularly vulnerable to the effects of a reshaping of the yield curve. Futhermore, as the Treasury buyback program increased concerns over the impending prospects of illiquidity in Treasuries, investors became increasingly doubtful about the validity of using the Treasury curve as the primary benchmark of value and analytical framework for determining relative value. As a result, investors came to expect some premium as compensation for these increased risks.

      On the regulatory front, the debentures and MBS issued by the housing agencies, Fannie Mae and Freddie Mac, came under intense pressure as both Treasury officials, and members of Congress emphasized that the Agency issues did not have the full-faith-and-credit guarantee of the U.S. government, and indicated the likelihood of greater scrutiny and regulation. As a result of all the uncertainty, yield spreads on both agency debt and MBS widened sharply.

      The net result of these events was that on a nominal basis the investment grade fixed income asset class outperformed most equity indices during the first half of the year, and did so without the full benefit of the traditional "yield" advantage it enjoys.

Q. What was your investment strategy during this period?

A. The Fund employed a very defensive credit strategy throughout the first half of the year. Concerned about increasing credit risk in a Fed tightening environment, the portfolio reduced its exposure to 30-year corporate bonds and increased its exposure to the triple-A rated mortgage-backed sector. Corporate credit risk was limited to shorter maturities with more attractive risk/return profiles. The Fund also tended to favor a combination of very short and long duration securities and underweight the intermediate part of the yield curve. As the yield curve inverted, this strategy proved to be successful. While the mortgage-backed sector outperformed corporate bonds, it still underperformed Treasuries; therefore, while the Fund performed well, the overweight in high quality spread assets still reduced the Fund's overall return.

Q. What is your outlook for the remainder of the year?

A. It now appears that the Federal Reserve is succeeding in starting to slow the economy and that it may be near the end of the monetary tightening process. However, the risk remains that after the economy slows, inflation trends will require several additional Fed moves which could push the economy into recession. Although this risk seems small and unlikely, it is nonetheless one that would adversely affect the spread asset classes and therefore must be watched. If in fact the Federal Reserve is almost done raising interest rates, we would expect spread assets to once again outperform Treasuries, and fixed income to generally perform well. As the year progresses, our strategy will continue to focus on monitoring and balancing these risks by actively adjusting our asset allocation to reflect changes in sector valuations and continuing to identify attractive investment opportunities within these sectors.

--------------------------------------------------------------------------------
The Guardian Bond Fund Profile
as of June 30, 2000
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                         AVERAGE ANNUAL TOTAL RETURNS(1)
                         FOR PERIODS ENDED JUNE 30, 2000
================================================================================
1 Year .............................................................       4.10%
5 Years ............................................................       5.67%
10 Years ...........................................................       7.35%
Since Inception (5/1/83) ...........................................       8.35%
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
Gabelli Capital Asset Fund
--------------------------

[Photo of Mario J. Gabelli, C.F.A., Portfolio Manager]

Objective: Growth of capital. Current income is a secondary objective

Portfolio: Primarily common and preferred stocks and other securities representing the right to acquire common stocks

Inception: May 1, 1995

Net Assets at June 30, 2000: $164,432,720

Q: How did the Fund perform for the first six months of 2000?

A: For the six months ended June 30, 2000, the Gabelli Capital Asset Fund's (the "Fund") total return was 3.15%.(1) The Standard & Poor's 500 Index(2) ("S&P 500") and Russell 2000 Index(3) had returns of -0.42% and 3.04%, respectively, over the same period. Each index is an unmanaged indicator of stock market performance.

      For the five-year period ended June 30, 2000, the Fund's total return averaged 18.35% annually, versus average annual total returns of 23.80% and 14.27% for the S&P 500 and Russell 2000 Indices, respectively.

Q: What factors affected the Fund's performance for the first six months of 2000?

A: At the end of the first quarter of 2000, long-dormant value stocks were finally attracting attention. The sharp technology stock correction, which began in the second week of March, revived the antiquated notion that the severely depressed stocks of high quality companies in out-of-favor industry groups might be an attractive alternative to the richly priced growth stocks. This all-but-forgotten concept gained credence as technology stocks continued to plummet in April. However, investors quickly lost interest in the merits of value investing when technology stocks began rebounding in late May. By the end of the second quarter, all eyes were once again focused on technology stocks, leaving the rest of the market adrift. The Dow Jones Industrial Average(4) ("DJIA") and Standard & Poor's 500 Index materially outperformed the NASDAQ Composite Index(5) during the second quarter, but momentum had clearly shifted back to technology stocks at its close.

      It has been a dull market for everything but technology stocks these past six months. After a breathtaking nosedive that temporarily frightened investors into more reasonably priced market sectors, technology stocks are once again soaring as the first half of the year draws to a close and attracting almost all of investors' attention and resources. The rest of the market remains earthbound.

      Our health care industry investments performed well, and food stocks, which we highlighted as appetizing values in a previous report, also nourished returns. Meanwhile, after a long run of superior performance, stocks in the telecommunications and media sectors had become somewhat extended and were due for a breather. We believe they are still long-term bargains and expect both earnings growth trends and ongoing consolidation to help them regain momentum. The Interactive Age is still in its infancy. Going forward, quality distribution (wired and wireless telecommunications systems, cable television and broadcast networks) and information and

================================================================================
"The takeover of companies within the portfolio, announced plans for the potential sale of others, and investors' focus on other potential industry group targets helped propel the Fund to a modest outperformance of the market averages."
================================================================================

entertainment content (publishers and film and television production companies) will be among the world's most prized assets.

      Value honey is attracting bees. The takeover of companies within the portfolio, announced plans for the

--------------------------------------------------------------------------------
(1) Total return figures are historical and assume the reinvestment of dividends and distributions and the deduction of all Fund expenses. The actual total returns for owners of the variable annuity contracts or variable life insurance policies which provide for investment in the Fund will be lower to reflect separate account and contract/policy charges. Past performance is not a guarantee of future results. Investment return and principal value will fluctuate so that the value of an investment, when redeemed, may be worth more or less than the original cost.
(2) The S&P 500 Index is an unmanaged index of 500 large-cap U.S. stocks that is generally considered to be representative of U.S. stock market activity. The S&P 500 Index is not available for direct investment and its returns do not reflect the fees and expenses that have been deducted from the Fund.
(3) The Russell 2000 Index is generally considered to be representative of small-capitalization issues in the U.S. stock market. The Russell 2000 Index is not available for direct investment, and its returns do not reflect expenses that are deducted from the Fund.
(4) The Dow Jones Industrial Average (DJIA) is an unmanaged index of 30 industrial stocks listed on the New York Stock Exchange that is generally considered to be representative of U.S. stock market activity.
(5) The NASDAQ Composite Index is a broad-based capitalization-weighted index of all NASDAQ National Market stocks. The Index is not available for direct investment.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

potential sale of others, and investors' focus on other potential industry group targets helped propel the Fund to a modest outperformance of the market averages. We believe merger and acquisition activity will continue to provide a performance tailwind for the Fund even in what may continue to be a lackluster market for value stocks.

Q: What is your outlook for the remainder of the year?

A: The labor market remains tight, and the threat of wage-driven inflation is quite real. Despite six Federal Reserve interest rate hikes over the last eighteen months, the economy is still growing at a pace that troubles the monetary authorities and may lead to even higher short- and long-term interest rates. Although we would assign it a low probability, there is the danger that the Federal Reserve will overplay its hand and send the economy into a tailspin. This is also an election year. While the campaign has been a relatively quiet one, the rhetoric is sure to heat up as we approach November. Political posturing on economic issues, principally how to squander the growing budget surplus, may rattle the financial markets. Finally, while there are large pockets of very attractive fundamental values in the equity markets, stocks are still rather richly priced relative to historic norms.

      Of less widespread concern is the soaring balance of the trade deficit. Thus far, the world has been happy to finance this deficit by buying U.S. stocks and bonds. This has worked out well for all concerned. However, if we see inflation continue to trend higher and the U.S. financial markets continue to sputter, international investors may seek opportunities elsewhere. Reduced global demand for U.S. financial assets may have a greater impact on stocks and bonds than the aforementioned economic, political, and market issues. All investment esoterics aside, stocks and bonds go up when the buyers are more motivated than the sellers. If the international demand dries up, the very favorable supply/demand dynamics that the U.S. financial markets have enjoyed over the last decade may be disrupted.

      That is the dark side. The bright side is that we are finally seeing evidence of economic deceleration. Housing starts and home sales are down substantially, and with the exception of oil, commodity prices have stabilized. The most recently released employment numbers were relatively benign, and there are indications that consumer confidence has been dented. For the time being, the Federal Reserve has spared us an additional rate hike. We just may be returning to a "Goldilocks" economy--not too hot, not too cool, but just right--that will help propel stocks higher. Ideally, we will see a much broader market advance in which quality companies in a wider range of industries participate.

      Cyclical stocks have received little tribute for better than expected earnings. In fact, we believe that significantly lower earnings are already baked into valuations. So, any pleasant surprises should generate enthusiasm. Other industry groups such as food and drug stocks have suffered more from investor indifference than any present or potential earnings dislocations. These industry groups are logical depositories of money that may flow out of tech stocks. Media stocks, which stalled in 2000 after exceptionally strong performance in 1998-99, may also regain some momentum as consolidation in the industry accelerates. In the last year, we have seen AOL combine with Time Warner, Viacom acquire CBS, and the recently announced Vivendi, Canal Plus, Seagram merger. We think there are many more deals, big and small, on the horizon as content and distribution are linked to improve media companies' competitive positions on the world stage. Telecommunications stocks have also taken a well-deserved rest this year. However, the three forces driving the industry--technology, deregulation, and consolidation--remain firmly in place.

--------------------------------------------------------------------------------
                      Top Ten Holdings as of June 30, 2000
--------------------------------------------------------------------------------
 1. Telephone & Data Systems, Inc.                                    3.88%
--------------------------------------------------------------------------------
 2. Liberty Media Group, CL. A                                        3.82%
--------------------------------------------------------------------------------
 3. Viacom Inc., CL. A                                                3.60%
--------------------------------------------------------------------------------
 4. Cablevision Systems Corp., CL. A                                  2.79%
--------------------------------------------------------------------------------
 5. Chris-Craft Industries Inc.                                       2.68%
--------------------------------------------------------------------------------
 6. Citizens Communications Co.                                       2.40%
--------------------------------------------------------------------------------
 7. Media General Inc., CL. A                                         2.35%
--------------------------------------------------------------------------------
 8. Shared Medical Systems Corp.                                      1.85%
--------------------------------------------------------------------------------
 9. Carter-Wallace Inc.                                               1.83%
--------------------------------------------------------------------------------
10. El Paso Electric Co.                                              1.83%
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
Gabelli Capital Asset Fund Profile
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                         AVERAGE ANNUAL TOTAL RETURNS(1)
                         FOR PERIOD ENDED JUNE 30, 2000
================================================================================
1 Year ...............................................................   8.63%
3 Years ..............................................................  17.51%
5 Years ..............................................................  18.35%
Since Inception (5/1/95) .............................................  18.13%
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
Baillie Gifford International Fund
----------------------------------

[Photo of R. Robin Menzies, Portfolio Manager]

Objective: Long-term capital appreciation

Portfolio: At least 80% in a diversified portfolio of common stocks of companies domiciled outside of the United States

Inception: February 8, 1991

Net Assets at June 30, 2000: $831,418,254

Q. How did the Fund perform for the first six months of 2000?

A. The Fund had a return of -8.10%(1) in the six months ending June 30, 2000. This compares with the total return of -3.95% for the Morgan Stanley Capital International (MSCI) Europe, Australia, and Far East (EAFE) Index.(2)

      International markets were weak during the period, except those within Continental Europe. The MSCI UK Index had a total return of -11.72%, the MSCI Pacific ex-Japan Index returned -9.11%, and the MSCI Japan Index returned -5.32%, while MSCI Europe ex-UK Index was up by only 0.56%. Part of the weakness in this region was attributable to currency factors. The total return of the MSCI Europe ex-UK Index was a positive 4.69% in local currency terms, but the region's currencies, predominantly the Euro, were weak against the Dollar.(3)

Q. What factors affected the Fund's performance?

A. The main reason that the Fund's performance was behind that of the MSCI EAFE Index was that some of the stocks the Fund held in Japan and in the telephone services industries around the world performed poorly. This is in contrast to those stocks' 1999 performance. In addition, the Fund had a greater amount invested in the relatively weak Pacific ex-Japan region than in the EAFE Index.

      During the course of the period, it became apparent that economic growth in Continental Europe was accelerating, particularly in the core countries of France and Germany. This acceleration was assisted by the continuing strength of the Dollar (or weakness of the Euro), which improved the competitive position of European exporting companies. While Japan showed very strong growth in its Gross Domestic Product in the first quarter, there are lingering doubts about the strength and coherence of its economic and fiscal policies. In contrast, economic activity in many other Asian economies was strong, helped by burgeoning growth in exports to the USA.

      The changes in activity in the various international economies led to changes in our evaluation of the prospects for the companies in the different regions, and consequently, we decreased the Fund's exposure in Japan and increased it in Europe.

Q. What is your outlook for the remainder of the year?

A. Our investment strategy continues to be one of identifying individually attractive companies domiciled in developed markets outside North America. Our analysts conduct disciplined research on the universe of stocks available for investment, looking at the prospects of the industries in which the companies operate, the companies' competitive positions, profitability, and manage-

================================================================================
The changes in activity in the various international economies led to changes in our evaluation of the prospects for the companies in the different regions, and consequently, we decreased the Fund's exposure in Japan and increased it in Europe.
================================================================================

ment strategies. This involves many meetings and much travel from our offices in Edinburgh.

      Looking forward, we expect growth to remain strong in Europe and Asia ex-Japan, but the latter area is particularly sensitive to developments in the U.S. economy. We will continue to follow our strategy of investing in fundamentally attractive businesses, wherever they are based internationally.

--------------------------------------------------------------------------------
(1) Total return figures are historical and assume the reinvestment of dividends and distributions and the deduction of all Fund expenses. The actual total returns for owners of the variable annuity contracts or variable life insurance policies that provide for investment for the Fund will be lower to reflect separate account and contract policy changes. Past performance is not a guarantee of future results. Investment return and principal value will fluctuate so that the value of your investment, when redeemed, may be worth more or less than the original cost.
(2) The Morgan Stanley Capital International (MSCI) Europe, Australia and Far East (EAFE) Index is an unmanaged index that is generally considered to be representative of international stock market activity. The MSCI EAFE Index is not available for direct investment and the returns do not reflect the fees and expenses that have been deducted from the Fund's return.
(3) The MSCI UK Index is an unmanaged index generally considered to be representative of market activity in the United Kingdom. The MSCI Pacific ex-Japan Index is an unmanaged index generally considered to be representative of the stock market activity of Australia, Singapore, Hong Kong, and New Zealand. The MSCI Japan Index is an unmanaged index generally considered to be representative of Japanese stock market activity. The MSCI Europe Ex-UK Index is an unmanaged index generally considered to be representative of European stock market activity, excluding the United Kingdom. The returns for these indices do not reflect expenses that are deducted from the Fund's return.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
Baillie Gifford International Fund Profile
------------------------------------------

--------------------------------------------------------------------------------
                         AVERAGE ANNUAL TOTAL RETURNS(1)
                         FOR PERIODS ENDED JUNE 30, 2000
================================================================================
1 Year .................................................................  23.37%
3 Years ................................................................  14.82%
5 Years ................................................................  17.24%
Since Inception (2/8/91) ...............................................  14.07%
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                      Portfolio Composition by Geographical
                          Location as of June 30, 2000

     [The following was represented by a pie chart in the printed material.]

Cash -- 0.46%

Pacific ex-Japan -- 8.27%

Japan -- 21.84%

Europe ex-UK -- 49.94%

UK -- 19.49%
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                      Top Ten Holdings as of June 30, 2000

                          Percent of
                           Total Net
    Company                  Assets   Industry Sector                Country
--------------------------------------------------------------------------------
 1. Nokia OYJ                 4.55%   Telecommunications             Finland
--------------------------------------------------------------------------------
 2. LM Ericsson               3.67%   Telecommunications             Sweden
--------------------------------------------------------------------------------
 3. Vodafone Airtouch PLC     3.35%   Telecommunications             U.K.
--------------------------------------------------------------------------------
 4. Total Fina Elf S.A.       2.96%   Oil and Gas Producing          France
--------------------------------------------------------------------------------
 5. Philips Electronics (KON) 2.43%   Semi-conductors                Netherlands
--------------------------------------------------------------------------------
 6 Ver Ned Uitgeuers          2.26%   Electronic Publishing          Netherlands
--------------------------------------------------------------------------------
 7. BPAmoco PLC               2.25%   Oil-Integrated-International   U.K.
--------------------------------------------------------------------------------
 8. San Paolo IMI SPA         2.15%   Financial Bank                 Italy
--------------------------------------------------------------------------------
 9. NTT DoCoMo, Inc.          2.03%   Telecommunications             Japan
--------------------------------------------------------------------------------
10. Intershop Comm.           1.97%   Business Services              Germany
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
Baillie Gifford Emerging Markets Fund
-------------------------------------

[Photo of Edward H. Hocknell, Portfolio Manager]

Objective: Long-term capital appreciation

Portfolio: At least 65% in a portfolio of common stocks issued by emerging market companies

Inception: October 17, 1994

Net Assets at June 30, 2000: $88,339,237

Q. How did the Fund perform during the first half of 2000?

A. In the first half of 2000, the Morgan Stanley Capital International (MSCI) Emerging Markets Free Index (EMF)(1) returned -5.00%, while Baillie Gifford Emerging Markets Fund returned -4.48%(2) in U.S. Dollar terms.

Q. What factors affected the Fund's performance and what was your strategy?

A. The quarter has been marked by market volatility, as the correction in the NASDAQ Composite(3) has had varying effects in emerging markets. No one region performed significantly better or worse than the others during the period; indeed in both the first and second quarters, their progress was remarkably uniform. As it turned out, the decline in MSCI Latin America Free Index, at 5.1%, was less than the falls in the MSCI Asia Free Index and the MSCI Emerging Europe Index(4) although the differences were marginal. Significant currency moves, with one or two minor exceptions, were notable by their absence.

      Not surprisingly, the Asian markets, which were the greatest beneficiaries of growth in technology and the Internet, were the ones that displayed the most nervousness. In Asia, we managed to sell many of our Internet-related holdings before they suffered the worst of the sell-off, but most of our more solid technology holdings also ran into heavy selling and some saw sharp falls in price. Allied to these concerns over momentum and valuation was the prospect of a sharp rise in U.S. interest rates, a hard landing there, and shrinking demand for the goods supplied by emerging markets. More recently, as the signs of overheating have abated, the markets have recovered some of their poise. Most markets retraced their losses, but India remains almost 20% lower, with software stocks well off their highs. There were also politically induced falls in Indonesia and Thailand (where the Fund has limited exposure).

      Latin American growth continues to improve after a difficult 1999. In recent months, we have been encouraged by the steady stream of purchases of Latin American businesses by multinationals. The multinationals are attracted by the strong market positions and cash flow characteristics of many of these companies. We, like the multinationals, think that corporate valuations are relatively low in the region. This provides an encouraging environment for all equity investors.

================================================================================
"The short term outlook for Emerging Markets is likely to be dictated by the economic signals emanating from the U.S., as many countries' economies and many companies' profits are currently direct beneficiaries of the strength of U.S. growth."
================================================================================

      In line with trends elsewhere, emerging European equities have been trending downwards over the quarter, hit by weakness in technology, multimedia, and telecom (TMT) stocks. Although the major eastern European countries tended to fall in unison, Hungary and the Czech Republic continued to benefit from strong export demand, improving external balances and controlled inflation. This was in contrast with Poland, which is still suffering from a burgeoning current account deficit, rising inflation and interest rates, and a deteriorating politi-

--------------------------------------------------------------------------------
(1)   The Morgan Stanley Capital International (MSCI) Emerging Markets Free
      (EMF) Index is an unmanaged index that is generally considered to be representative of the stock market activity of emerging markets. The Index is a market capitalization weighted index composed of companies representative of the market structure of 22 emerging market countries in Europe, Latin America, and the Pacific Basin. The MSCI EMF Index excludes closed markets and those shares in otherwise free markets that may not be purchased by foreigners. The MSCI EMF Index is not available for direct investment, and the returns do not reflect the fees and expenses that have been deducted from the Fund's return.
(2) Total return figures are historical and assume the reinvestment of dividends and distributions and the deduction of all Fund expenses. The actual total returns for owners of the variable annuity contracts or variable life insurance policies that provide for investment in the Fund will be lower to reflect separate account and contract/policy charges. Past performance is not a guarantee of future results. Investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than the original cost.
(3) The NASDAQ Composite Index is a broad-based capitalization-weighted index of all NASDAQ National Market stocks.
(4) The Morgan Stanley Capital International (MSCI) Latin America Free Index is an unmanaged index that is generally considered to be representative of the stock market activity ofLatin America. The Morgan Stanley Capital International (MSCI) Asia Free Index is an unmanaged index that is generally considered to be representative of the stock market activity of Asia. The MSCILatin America Free and Asia Free Indices exclude closed markets and those shares in otherwise free markets that may not be purchased by foreigners. The Morgan Stanley Capital International
      (MSCI) Emerging Europe Index is an unmanaged index that is generally considered to be representative of the stock market activity of emerging markets in Europe. The MSCI Latin America Free, Asia Free and Emerging Europe indices are not available for direct investment. and the returns do not reflect the fees and expenses that have been deducted from the Fund's return.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

cal situation, which has seen the disintegration of the government coalition.

      One of the causes of the Fund's outperformance was its very heavy weighting in these outperforming sectors in the first calendar quarter, and the timely reduction of that overweight position before all the previous gains had been wiped out. The country bets which added most value for the Fund were its extreme underweight in Greece and its overweight in Turkey.

Q. What is your outlook for the future?

A. The short term outlook for emerging markets is likely to be dictated by the economic signals emanating from the U.S., as many countries' economies and many companies' profits are currently direct beneficiaries of the strength of U.S. growth. A mild deceleration there, without sharp rises in interest rates, would be the most benign scenario. Sectoral themes still seem to be dominant, particularly in Asia, again following the lead of U.S. markets. A cooling of activity in the U.S. is now a given, but the key will be the speed at which it cools. There seems little doubt that a gentle deceleration would provide the best backdrop for emerging markets investment. At the corporate level, opportunities abound. It is becoming easier to find companies whose business models and ethics come up to Western standards, and the recent price falls have been providing chances to pick up bargains.

      Important themes over the next six months may be the progress of China, both in terms of its economic recovery and in terms of the introduction of more new and significant companies to the stock market, and the depth of ongoing reforms in Latin America.

--------------------------------------------------------------------------------
Baillie Gifford Emerging Markets Fund Profile
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                         AVERAGE ANNUAL TOTAL RETURNS(2)
                         FOR PERIODS ENDED JUNE 30, 2000
================================================================================
1 Year .................................................................  27.20%
3 Years ................................................................   0.63%
5 Years ................................................................   9.50%
Since Inception (10/17/94) .............................................   5.28%
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                      Portfolio Composition by Geographical
                          Location as of June 30, 2000

    [The following was represented by a pie chart in the printed material.]

Pacific ex-Japan -- 49.82%

Europe -- 16.80%

Other -- 3.97%

Cash -- 4.02%

Latin America -- 25.39%
--------------------------------------------------------------------------------

-------------------------------------------------------------------------------------------------------
                                  Top Ten Holdings as of June 30, 2000

                                        Percent of
       Company                        Total Net Assets     Industry Sector                Country
-------------------------------------------------------------------------------------------------------
    1. Samsung Electronics                   6.63%         Electronic Equipment           South Korea
-------------------------------------------------------------------------------------------------------
    2. Telefonos de Mexico S.A. ADR          2.68%         Telecommunications             Mexico
-------------------------------------------------------------------------------------------------------
    3. China Mobile (HK) Ltd.                2.44%         Telecommunications             Hong Kong
-------------------------------------------------------------------------------------------------------
    4. BATM Advanced Comm. Ltd.              2.12%         Business Services              Israel
-------------------------------------------------------------------------------------------------------
    5. Taiwan Semiconductor                  2.03%         Electronic and Instruments     Taiwan
-------------------------------------------------------------------------------------------------------
    6. Infosys Technology Ltd.               2.02%         Computer Software              India
-------------------------------------------------------------------------------------------------------
    7. Legend Hldgs. Ltd.                    1.99%         Computer Systems               Hong Kong
-------------------------------------------------------------------------------------------------------
    8. Technology Resources Inds. Berhad     1.93%         Telecommunications             Malaysia
-------------------------------------------------------------------------------------------------------
    9. Korea Electric Power Corp ADR         1.90%         Utilities - Electric           South Korea
-------------------------------------------------------------------------------------------------------
   10. China Unicom Ltd.                     1.78%         Telecommunications             Hong Kong
-------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
The Guardian Small Cap Stock Fund
---------------------------------

[Photo of Catherine McRae, Portfolio Manager]

Objective: Long-term growth of capital

Portfolio: At least 85% in a diversified portfolio of common stocks and convertible securities issued by companies with small market capitalization

Inception: July 16, 1997

Net Assets at June 30, 2000: $312,839,880

Q. How did The Guardian Small Cap Stock Fund perform during the first half of 2000?

A. June 30, 2000 marked the end of six tumultuous months. Performance was quite mixed, with mid-caps leading the way, large-caps lagging, and small-caps sandwiched in between. The S&P 500 Index(1) declined 0.42% for the six months, while the S&P 400 Mid-Cap Index(2) achieved an 8.98% gain and the Russell 2000(3) advanced 3.04%. Technology, telecommunications, and biotechnology stocks
- which could do no wrong at the start of 2000 - could do nothing right between April and June. Abrupt sentiment swings were compounded by unprecedented trading volatility. Against this difficult backdrop, the Fund managed to outperform its benchmark, the Russell 2000, by 866 basis points (8.66%), posting a total return of 11.70%.(4)

Q. What was your investment strategy during this time?

A. Throughout the turbulence, we tried to stay focused. We entered the year over-weighted in technology and telecom, positions that continued to grow as the NASDAQ Composite(5) traded toward its 5000 peak in early March. During the market's first attempt to rally after the mid-March correction, we trimmed these holdings. We then re-deployed the cash in several sectors that had been under-weighted. We raised our exposure to financials from 9% to 11% of assets by adding to regional banks, thrifts, and asset managers. We increased our healthcare weighting from approximately 5% to 11% by broadening our portfolio of specialty drug companies, biotechs, and service providers. We also added selected names in capital goods - quality companies with above-average long-term growth records. We held our combined technology/telecom weighting to about 50%, based on excellent near-term fundamentals and the belief that Fed interest rate hikes would slow but not stop the economy. And we tried to upgrade our holdings whenever possible. In our judgment, the portfolio was more broadly diversified and solidly positioned entering July.

Q. What is your outlook for the second half of 2000?

A. We remain cautious but constructive about the second half of the year. If the economic data released over the next month brings an end to Fed tightening, we see positive implications for Gross Domestic Product growth and the stock market overall. Other potential market catalysts could be the continuing global economic recovery and upcoming U.S. presidential elections. In this environment, we continue to favor technology, telecom, and healthcare stocks. We also believe that the small cap uni-

================================================================================
"We also believe that the small cap universe will continue to provide new and exciting ways to participate in the 'New Economy,' the worldwide build-out of the communications infrastructure."
================================================================================

verse will continue to provide new and exciting ways to participate in the "New Economy," the worldwide build-out of the communications infrastructure.

--------------------------------------------------------------------------------
(1) The S&P 500 Index is an unmanaged index of 500 large-cap U.S. stocks that is generally considered to be representative of U.S. stock market activity. The S&P 500 Index is not available for direct investment.
(2) The S&P 400 Mid Cap Index is an unmanaged index of 400 Middle Capitalization U.S. stocks that is generally considered to be representative of the returns of the midsize company segment of the U.S. market. The S&P 400 Mid Cap Index is not available for direct investment.
(3) The Russell 2000 Index is generally considered to be representative of small-capitalization issues in the U.S. stock market. The returns for the Russell 2000 Index do not reflect expenses that are deducted from the Fund's returns. Likewise, return figures for the Russell 2000 Index do not reflect any sales charges that an investor may have to pay when purchasing or redeeming shares of the Fund.
(4) Total return figures are historical and assume the reinvestment of dividends and distributions and the deduction of all Fund expenses. The actual total returns for owners of the variable annuity contracts or variable life insurance policies which provide for investment in the Fund will be lower to reflect separate account and contract/policy charges. Past performance is not a guarantee of future results. Investment return and principal value will fluctuate so that the value of an investment, when redeemed, may be worth more or less than the original cost.
(5) The NASDAQ Composite Index is a broad-based capitalization-weighted index of all NASDAQ National Market stocks.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
The Guardian Small Cap Stock Fund Profile
-----------------------------------------

--------------------------------------------------------------------------------
                         AVERAGE ANNUAL TOTAL RETURNS(4)
                         FOR PERIODS ENDED JUNE 30, 2000
================================================================================
1 Year .................................................................  51.26%
Since Inception (7/16/97) ..............................................  18.00%
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                      Top Ten Holdings as of June 30, 2000

                                                                      Percent of
                                                                         Total
    Company                                                           Net Assets
--------------------------------------------------------------------------------
 1. Xilinx, Inc.                                                        1.30%
--------------------------------------------------------------------------------
 2. VeriSign, Inc.                                                      1.29%
--------------------------------------------------------------------------------
 3. Plexus Corp.                                                        1.22%
--------------------------------------------------------------------------------
 4. Network Appliance, Inc.                                             1.13%
--------------------------------------------------------------------------------
 5. E Tek Dynamics, Inc.                                                1.03%
--------------------------------------------------------------------------------
 6. Flextronics Int'l                                                   1.01%
--------------------------------------------------------------------------------
 7. Applied Micro Circuits Corp.                                        1.00%
--------------------------------------------------------------------------------
 8. Exodus Comm., Inc.                                                  0.99%
--------------------------------------------------------------------------------
 9. Macromedia, Inc                                                     0.92%
--------------------------------------------------------------------------------
10. B.J. Svcs. Co.                                                      0.90%
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                       Sector Weightings of Common Stocks
                               as of June 30, 2000

     [The following was represented by a pie chart in the printed material.]

Utilities -- 1.42%

Basic Industries -- 1.80%

Credit Cyclicals -- 0.54%

Transportation -- 0.76%

Financials -- 9.64%

Telecommunications -- 19.74%

Technology -- 29.80%

Consumer Staples -- 10.13%

Consumer Services -- 6.45%

Energy -- 3.54%

Capital Goods -- 6.26%

Consumer Cyclicals -- 2.21%

Cash -- 7.71%
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
Value Line Centurion Fund
-------------------------

[Photo of Stephen E. Grant, Senior Portfolio Manager; Philip J. Orlando, CFA, Chief Investment Officer and Centurion Team Leader; and Alan N. Hoffman, CFA]

Objective: Long-term growth of capital

Portfolio: At least 90% common stocks

Inception: November 15, 1983

Net Assets at June 30, 2000: $918,312,127

Q. How did the Value Line Centurion Fund perform during the first half of 2000?

A. For the six months ended June 30, 2000, the Centurion Fund generated a total return of 2.77%,(1) compared with negative total returns produced by the broad equity market indices. The S&P 500 Index(2) was down 0.42%, the NASDAQ Composite Index(3) declined 2.53%, and the Dow Jones Industrial Average(4) dropped by 8.49%.

Q. What factors affected the Fund's performance? What was your investment strategy during this time period?

A. Centurion enjoyed an excellent first half of 2000, as the Fund was both fully invested and had wide diversification among a number of market sectors, including technology, telecommunications, pharmaceuticals, biotechnology, retail, cyclicals, and financial-service stocks. Our disciplined, bottom-up stock selection contributed significantly to our solid investment returns, as we focused on companies offering the potential for well-above-average earnings growth, combined with attractive relative valuation profiles.

      Importantly, we positioned Centurion with many of the blue chip, large-cap technology and telecommunications companies, which we believed were poised to benefit from Herculean efforts both here and abroad to gain Y2K compliance.

      However, we had correctly forecast that the dire, doomsday Y2K scenarios -- which many investors had been spinning with regard to both the domestic and global failure to successfully orchestrate the millennium calendar changeover -- were hugely overblown. As a result, we surmised that excessive inventory stockpiles, which had been amassed as a precautionary buildup by both consumers and businesses, would be worked down, which could result in significantly slower economic growth during the first half of 2000, perhaps to a level below 4%, compared with a robust 7.30% rate of growth in the last quarter of 1999, which we felt was unsustainable.

================================================================================
Our disciplined, bottom-up stock selection contributed significantly to our solid investment returns, as we focused on companies offering the potential for well-above-average earnings growth, combined with attractive relative valuation profiles.
================================================================================

      Concurrently, the Federal Reserve continued to aggressively tighten monetary policy. On the heels of three modest 25 basis point (0.25%) hikes in June, August and November of 1999, Chairman Alan Greenspan engineered a pair of quarter-point increases in February and March of this year, trumped by a 50-basis-point (0.50%) tightening at the May 16th Federal Open Market Committee meeting.

      Combined with the inventory reduction, higher interest rates will help to ensure slower future economic growth. There is a lag, however, between the time that a change in interest rates is implemented and when its subsequent impact on the economy starts to become discernable.

--------------------------------------------------------------------------------
(1) Total return figures are historical and assume the reinvestment of dividends and distributions and the deduction of all Fund expenses. The actual total returns for owners of the variable annuity contracts or variable life insurance policies that provide for investment in the Fund will be lower to reflect separate account and contract/policy charges. Investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than the original cost.
(2) The S&P 500 Index is an unmanaged index of 500 large-cap U.S. stocks that is generally considered to be representative of U.S. stock market activity. The S&P 500 Index is not available for direct investment and its returns do not reflect the fees and expenses that have been deducted from the Fund.
(3) The NASDAQ Composite Index is a broad-based capitalization-weighted index of all NASDAQ National Market stocks. The Index is not available for direct investment and its returns do not reflect the fees and expenses that have been deducted from the Fund.
(4) The Dow Jones Industrial Average (DJIA) is an unmanaged index of 30 industrial stocks listed on the New York Stock Exchange that is generally considered to be representative of U.S. stock market activity.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

Much like trying to turn a battleship in the ocean, it takes about six to nine months for one-half of the effect of an interest-rate change to begin to impact the economy. Further, it takes about 12 to 18 months for the full effect of that interest-rate change to begin to work its magic.

      As a result, with the first of six rate hikes in June 1999, and the most recent occurring in May 2000, it is perfectly plausible that the economic slowdown that such policy action would presage is just now starting to become visible.

Q. What is your outlook for the future?

A. Looking forward, we believe that the backup in long rates earlier this year to about 6.75% should represent the high water mark for 2000, and that the recent rally back below 6.00% has legs. Specifically, as the inventory stockpile is further reduced and as the Fed's six rate hikes work their way through the pipeline, Gross Domestic Product should slow even more - to perhaps 3.0% by year end -- and the 30-year Treasury bond should continue to rally, with the yield approaching 5.50% later this year and perhaps 5.0% during 2001. Given positive corporate earnings, particularly among technology and telecommunication companies, we expect an election-year rally, which could propel the equity-market indices to new all-time highs by the end of the year.

--------------------------------------------------------------------------------
Value Line Centurion Fund Profile
---------------------------------

--------------------------------------------------------------------------------
                         AVERAGE ANNUAL TOTAL RETURNS(1)
                         FOR PERIOD ENDED JUNE 30, 2000
================================================================================
1 Year .................................................................  19.00%
5 Years ................................................................  22.19%
10 Years ...............................................................  18.46%
Since Inception (11/15/83) .............................................  15.56%
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                                Top Ten Holdings
                               as of June 30, 2000

                                                                    Percentage
    Company                                                        of Portfolio
--------------------------------------------------------------------------------
 1. Cisco Systems Inc.                                                 2.21%
--------------------------------------------------------------------------------
 2. General Electric Co.                                               2.16%
--------------------------------------------------------------------------------
 3. Altera Corp.                                                       2.05%
--------------------------------------------------------------------------------
 4. Chase Manhattan Corp.                                              2.00%
--------------------------------------------------------------------------------
 5. American Int'l Group Inc.                                          2.00%
--------------------------------------------------------------------------------
 6. Citigroup Inc.                                                     1.97%
--------------------------------------------------------------------------------
 7. PMC-Sierra Inc.                                                    1.93%
--------------------------------------------------------------------------------
 8. EMC Corp.                                                          1.88%
--------------------------------------------------------------------------------
 9. Intel Corp.                                                        1.82%
--------------------------------------------------------------------------------
10. Kohls Corp.                                                        1.82%
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                              Portfolio Composition
                               by Economic Sector

    [The following was represented by a pie chart in the printed material.]

Consumer Goods
  (Non-Durables) -- 11.87%

Consumer Cyclical -- 0.97%

Consumer Growth -- 23.92%

Capital Goods -- 8.21%

Utilities -- 0.99%

Financial -- 15.57%

Technology -- 36.68%

Cash -- 1.79%
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
Value Line Strategic Asset Management Trust
-------------------------------------------

[Photo of Bruce H. Alston, CFA, Director of Fixed Income; Stephen E. Grant, Senior Portfolio Manager and SAM Team Leader; and Philip J. Orlando, CFA, Chief Financial Officer]

Objective: High total return consistent with reasonable risk

Portfolio: Stocks, bonds and money market instruments

Inception: October 1, 1987

Net Assets at June 30, 2000: $1,609,234,254

Q. How did the Value Line Strategic Asset Management Trust perform in the first half of 2000?

A. The Trust enjoyed a good six months, both in absolute terms and relative to its benchmarks. Its total return in the period was 5.21%.(1) This compared with a total return of -0.42% for the S&P 500 Index(2) and a total return of 4.18% for the Lehman Government/Corporate Bond Index.(3)

      Since inception 13 years ago, the SAM Trust has returned more than the S&P 500, even while maintaining a reduced risk profile through its significant holdings of bonds and cash. Among its peer group, the flexible variable annuity underlying funds tracked by Lipper Analytical Services,(4) the Trust ranks 9th out of 89 funds for the year ending June 30th, 4th out of 65 funds for five years, and 1st out of 44 funds for ten years.

Q. What factors affected performance in the six-month period?

A. As in the past, the Trust benefited from excellent stock selection. We invest in companies with strong earnings momentum and strong stock price momentum and eliminate holdings that begin to lag on these measures. A recent purchase was ADC Telecommunications, an equipment manufacturer that reported strong quarterly earnings in February. We paid a near-record high average price of $45 for the shares in February and March, and the stock closed June 30th at $84. Holdings that more than doubled in share price in the first half included Scientific-Atlanta, a cable equipment manufacturer purchased by the Trust in 1999 at $16, which closed this period at $74; Waters Corp., a producer of life sciences instruments purchased at $25-$32 in 1998, which closed the period at $125; and PMC-Sierra, a semiconductor manufacturer purchased in 1998 at $14, which closed the period at $177.

      Our asset allocation in the six-month period did not have a large effect on performance. The Trust began the year at an underweighted 44% of assets in stocks and

================================================================================
"We invest in companies with strong earnings momentum and strong stock price momentum and eliminate holdings that begin to lag on these measures."
================================================================================

moved up to a neutral 55%-60% position in March, where it has since remained. Bond holdings began the year at 39% of assets and were reduced to 30%-35% in March. Cash instruments in the period were reduced from 16% of assets to 11%. To determine asset allocation, we use Value Line's proprietary stock and bond market models.

Q. What is your outlook for the rest of the year?

A. Our allocation models remain essentially neutral on

--------------------------------------------------------------------------------
(1) Total return figures are historical and assume the reinvestment of dividends and distributions and the deduction of all Fund expenses. The actual total returns for owners of the variable annuity contracts or variable life insurance policies which provide for investment in the Fund will be lower to reflect separate account and contract/policy charges. Past performance is not a guarantee of future results. Investment return and principal value will fluctuate so that the value of an investment, when redeemed, may be worth more or less than the original cost.
(2) The S&P 500 Index is an unmanaged index of 500 large-cap U.S. stocks that is generally considered to be representative of U.S. stock market activity. The S&P 500 Index is not available for direct investment and its returns do not reflect the fees and expenses that have been deducted from the Fund.
(3) The Lehman Government/Corporate Bond Index is an unmanaged index that is generally considered to be representative of U.S. government and corporate bond market activity. The Lehman Government/Corporate Bond Index is not available for direct investment and the returns do not reflect the fees and expenses that have been deducted from the Fund.
(4) Lipper Analytical Services, Inc. is an independent mutual fund monitoring and rating service. Its database of performance information is based on historical total returns, which assume the reinvestment of dividends and distributions, and the deduction of all fund expenses.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

the U.S. financial markets for the months ahead. We don't try to anticipate changes in the models' readings, but we can say that a further decline in long-term interest rates would tilt us toward favoring stocks over bonds; on the other hand, a rise in stock prices, all else held equal, would point to trimming the Trust's stockholdings.

--------------------------------------------------------------------------------
Value Line Strategic Asset Management Trust Profile
---------------------------------------------------

--------------------------------------------------------------------------------
                         AVERAGE ANNUAL TOTAL RETURNS(1)
                         FOR PERIODS ENDED JUNE 30, 2000
================================================================================
1 Year .................................................................  18.04%
5 Years ................................................................  19.97%
10 Years ...............................................................  17.18%
Since Inception (10/1/87) ..............................................  15.96%
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                              Portfolio Composition
                               by Economic Sector
                               as of June 30, 2000

    [The following was represented by a pie chart in the printed material.]

Cash & Equivalents -- 9.68%

Equity -- 57.35%

Fixed Income -- 32.97%
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                           Top Ten Common Stocks as of
                                  June 30, 2000

                                                                   Percentage of
    Company                                                          Portfolio
--------------------------------------------------------------------------------
 1. Mercury Interactive Corp.                                          1.99%
--------------------------------------------------------------------------------
 2. General Electric Co.                                               1.79%
--------------------------------------------------------------------------------
 3. PMC-Sierra Inc.                                                    1.74%
--------------------------------------------------------------------------------
 4. Siebel Systems Inc.                                                1.70%
--------------------------------------------------------------------------------
 5. Cisco Systems Inc.                                                 1.58%
--------------------------------------------------------------------------------
 6. Millennium Pharmaceuticals Inc.                                    1.20%
--------------------------------------------------------------------------------
 7. Symbol Technologies Inc.                                           1.17%
--------------------------------------------------------------------------------
 8. JDS Uniphase Corp.                                                 1.16%
--------------------------------------------------------------------------------
 9. Enron Corp.                                                        1.13%
--------------------------------------------------------------------------------
10. Allergan Inc.                                                      0.99%
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
The Guardian Cash Fund
----------------------

[Photo of Alexander M. Grant, Jr., Portfolio Manager]

Objective: As high a level of current income as is consistent with preservation of capital and liquidity

Portfolio: Short-term money market instruments

Inception: November 1, 1981

Net Assets at June 30, 2000: $415,816,706

Q. How did The Guardian Cash Fund perform during the first six months of 2000?

A. As of June 27, 2000, the effective 7-day annualized yield for The Guardian Cash Fund was 6.31%.(1) The Fund produced an annualized total return of 5.65%(2) for the half-year ended June 30, 2000. In contrast, the effective 7-day annualized yield of Tier One money market funds as measured by iMoneyNet, Inc. was 6.08%; total return for the same category was 5.43%. iMoneyNet, Inc. (formerly IBC Financial Data) is a research firm that tracks money market funds.

Q. What was your investment strategy during the year?

A. The Guardian Cash Fund is a place for our investors to put their money while they determine their preferred long term investment vehicle, be it stocks or bonds. Also, some of our investors prefer the relative stability of the money markets. To best accommodate all our investors, we will continue to try to provide a strong 7-day yield, while offering safety and liquidity. Our investment strategy was to create a diversified portfolio of money market instruments that presents minimal credit risks according to our criteria. As always, we only purchased securities from issuers that had received ratings in the two highest credit quality categories established by nationally recognized statistical ratings organizations like Moody's Investors Service Inc. and Standard & Poor's Corporation for the Fund's portfolio. Most of the portfolio (94.7%) was invested in commercial paper; the balance (5.3%) was invested in repurchase agreements.

Q. What factors affected the Fund's performance?

A. Money market funds are directly affected by the actions of the Federal Reserve Board (FED). Over the last twelve months, the Fed's policy-making Open Market Committee (FOMC) raised the Fed Funds target rate six times, a combined 1.75% to a nine-year high of 6.50%. The Fed Funds target is the rate at which banks can borrow from each other overnight. While the Federal Reserve Board does not set this rate, it can establish a target rate and, through open market operations, the Fed can

================================================================================
"Money market funds are directly affected by the actions of the Federal Reserve Board. Over the last twelve months the Fed's policy-making Open Market Committee
(FOMC) raised the Fed Funds target rate six times, a combined 1.75% to a nine-year high of 6.50%."
================================================================================

move member banks in the direction of that target rate. The Discount Rate is the rate at which banks can borrow directly from the Federal Reserve. Another factor affecting performance was the portfolio's average maturity of 25 days as of June 27, 2000. The average Tier One money market fund as measured by iMoneyNet, Inc. had an average maturity of 56 days.

Q. What is your outlook for the remainder of the year?

A. Uncertainty with the direction of the stock market contributes to large daily inflows and outflows of funds in the Cash Fund. As the stock market rallies, our investors typically transferred cash to equity funds. During those times when the stock market stalls, we see cash inflows. Due to the relatively short average days-to-maturity, these daily fluctuations have little effect on the Fund.

--------------------------------------------------------------------------------
AN INVESTMENT IN THE FUND IS NOT INSURED OR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY OTHER GOVERNMENT AGENCY. ALTHOUGH THE FUND SEEKS TO PRESERVE THE VALUE OF YOUR INVESTMENT AT $10.00 PER SHARE, IT IS POSSIBLE TO LOSE MONEY BY INVESTING IN THE FUND.
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
(1) Yields are annualized historical figures. Effective yield assumes reinvested income. Yields will vary as interest rates change. Past performance is not a guarantee of future results.
(2) Total return figures are historical and assume the reinvestment of dividends and distributions and the deduction of all Fund expenses. The actual total returns for owners of the variable annuity contracts or variable life insurance policies that provide for investment for the Fund will be lower to reflect separate account and contract/policy charges. Past performance is not a guarantee of future results. Investment return and principal value will fluctuate so that the value of your investment, when redeemed, may be worth more or less than the original cost.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------







                       This page intentionally left blank.







--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
The Guardian Separate Account E
-------------------------------

STATEMENT OF ASSETS AND LIABILITIES
June 30, 2000 (Unaudited)

                                                                                 -----------------------------------------------
                                                                                              INVESTMENT DIVISIONS
                                                                                 -----------------------------------------------

                                                                                                    Guardian         Guardian
                                                                                   Guardian          VC 500          VC Asset
                                                                                     Stock            Index         Allocation
                                                                                 -----------------------------------------------
Assets:
  Shares owned in underlying fund -- Note 1 ..................................       7,179,820          411,384          429,956
  Net asset value per share (NAV) ............................................           57.02            10.70            11.16
                                                                                 -------------    -------------    -------------
    Total Assets (Shares x NAV) ..............................................   $ 409,393,355    $   4,401,806    $   4,798,309

Liabilities:
  Risk charges and other liabilities .........................................         320,722            6,937            7,203
                                                                                 -------------    -------------    -------------
--------------------------------------------------------------------------------------------------------------------------------
    Net Assets -- Note 3 .....................................................   $ 409,072,633    $   4,394,869    $   4,791,106
--------------------------------------------------------------------------------------------------------------------------------
                                                                                 =============    =============    =============

FIFO Cost ....................................................................   $ 364,980,817    $   4,311,874    $   4,733,579

                                                                                 -----------------------------------------------
                                                                                              INVESTMENT DIVISIONS
                                                                                 -----------------------------------------------
                                                                                   Guardian
                                                                                    VC High
                                                                                     Yield          Guardian         Guardian
                                                                                     Bond             Bond             Cash
                                                                                 -----------------------------------------------
Assets:
  Shares owned in underlying fund -- Note 1 ..................................          91,408        2,821,342        5,850,863
  Net asset value per share (NAV) ............................................            9.97            11.81            10.00
                                                                                 -------------    -------------    -------------
    Total Assets (Shares x NAV) ..............................................   $     911,333    $  33,320,050    $  58,508,631

Liabilities:
  Risk charges and other liabilities .........................................           4,022           27,528        3,591,335
                                                                                 -------------    -------------    -------------
--------------------------------------------------------------------------------------------------------------------------------
    Net Assets -- Note 3 .....................................................   $     907,311    $  33,292,522    $  54,917,296
--------------------------------------------------------------------------------------------------------------------------------
                                                                                 =============    =============    =============

FIFO Cost ....................................................................   $     906,566    $  34,339,875    $  58,508,631

                                                                                 ------------------------------
                                                                                      INVESTMENT DIVISIONS
                                                                                 ------------------------------

                                                                                   Gabelli           Baillie
                                                                                   Capital           Gifford
                                                                                    Asset         International
                                                                                 ------------------------------
Assets:
  Shares owned in underlying fund -- Note 1 ..................................       2,082,851        1,523,430
  Net asset value per share (NAV) ............................................           18.03            24.61
                                                                                 -------------    -------------
    Total Assets (Shares x NAV) ..............................................   $  37,553,805    $  37,491,609

Liabilities:
  Risk charges and other liabilities .........................................          37,293           36,583
                                                                                 -------------    -------------
---------------------------------------------------------------------------------------------------------------
    Net Assets -- Note 3 .....................................................   $  37,516,512    $  37,455,026
---------------------------------------------------------------------------------------------------------------
                                                                                 =============    =============

FIFO Cost ....................................................................   $  35,399,496    $  34,764,442

--------------------------------------------------------------------------------
The Guardian Separate Account E
-------------------------------

STATEMENT OF OPERATIONS
Six Months Ended June 30, 2000 (Unaudited)

                                                                                 -----------------------------------------------
                                                                                              INVESTMENT DIVISIONS
                                                                                 -----------------------------------------------

                                                                                                    Guardian         Guardian
                                                                                   Guardian          VC 500          VC Asset
                                                                                     Stock            Index         Allocation
                                                                                 -----------------------------------------------
Investment Income
  Income:
    Reinvested dividends .....................................................   $          --    $          --    $          --
  Expenses -- Note 4:
    Mortality and expense risk charges .......................................       2,678,889           22,585           16,365
                                                                                 -------------    -------------    -------------
  Net investment income/(expense) ............................................      (2,678,889)         (22,585)         (16,365)
                                                                                 -------------    -------------    -------------

Realized and Unrealized Gain/(Loss) from Investments
  Realized gain/(loss) from investments:
    Net realized gain/(loss) from sale of investments ........................         755,716           83,842           12,957
    Reinvested realized gain distributions ...................................              --               --               --
                                                                                 -------------    -------------    -------------
  Net realized gain/(loss) on investments ....................................         755,716           83,842           12,957
  Net change in unrealized appreciation/(depreciation) of investments ........      11,465,737          (36,829)          44,400
                                                                                 -------------    -------------    -------------
Net realized and unrealized gain/(loss) from investments .....................      12,221,453           47,013           57,357
                                                                                 -------------    -------------    -------------
--------------------------------------------------------------------------------------------------------------------------------
Net Increase/(Decrease) in Net Assets Resulting from Operations ..............   $   9,542,564    $      24,428    $      40,992
--------------------------------------------------------------------------------------------------------------------------------
                                                                                 =============    =============    =============

                                                                                 -----------------------------------------------
                                                                                              INVESTMENT DIVISIONS
                                                                                 -----------------------------------------------
                                                                                   Guardian
                                                                                    VC High
                                                                                     Yield          Guardian         Guardian
                                                                                     Bond             Bond             Cash
                                                                                 -----------------------------------------------
Investment Income
  Income:
    Reinvested dividends .....................................................   $          --    $          --    $   1,505,322
  Expenses -- Note 4:
    Mortality and expense risk charges .......................................           3,529          202,996          414,531
                                                                                 -------------    -------------    -------------
  Net investment income/(expense) ............................................          (3,529)        (202,996)       1,090,791
                                                                                 -------------    -------------    -------------

Realized and Unrealized Gain/(Loss) from Investments
  Realized gain/(loss) from investments:
    Net realized gain/(loss) from sale of investments ........................          (1,714)        (238,507)              --
    Reinvested realized gain distributions ...................................              --               --               --
                                                                                 -------------    -------------    -------------
  Net realized gain/(loss) on investments ....................................          (1,714)        (238,507)              --
  Net change in unrealized appreciation/(depreciation) of investments ........           5,509        1,314,618               --
                                                                                 -------------    -------------    -------------
Net realized and unrealized gain/(loss) from investments .....................           3,795        1,076,111               --
                                                                                 -------------    -------------    -------------
--------------------------------------------------------------------------------------------------------------------------------
Net Increase/(Decrease) in Net Assets Resulting from Operations ..............   $         266    $     873,115    $   1,090,791
--------------------------------------------------------------------------------------------------------------------------------
                                                                                 =============    =============    =============

                                                                                 ------------------------------
                                                                                      INVESTMENT DIVISIONS
                                                                                 ------------------------------

                                                                                   Gabelli           Baillie
                                                                                   Capital           Gifford
                                                                                    Asset         International
                                                                                 ------------------------------
Investment Income
  Income:
    Reinvested dividends .....................................................   $          --    $          --
  Expenses -- Note 4:
    Mortality and expense risk charges .......................................         248,467          238,587
                                                                                 -------------    -------------
  Net investment income/(expense) ............................................        (248,467)        (238,587)
                                                                                 -------------    -------------

Realized and Unrealized Gain/(Loss) from Investments
  Realized gain/(loss) from investments:
    Net realized gain/(loss) from sale of investments ........................          20,732          853,704
    Reinvested realized gain distributions ...................................              --               --
                                                                                 -------------    -------------
  Net realized gain/(loss) on investments ....................................          20,732          853,704
  Net change in unrealized appreciation/(depreciation) of investments ........       1,151,092       (3,878,521)
                                                                                 -------------    -------------
Net realized and unrealized gain/(loss) from investments .....................       1,171,824       (3,024,817)
                                                                                 -------------    -------------
---------------------------------------------------------------------------------------------------------------
Net Increase/(Decrease) in Net Assets Resulting from Operations ..............   $     923,357    $  (3,263,404)
---------------------------------------------------------------------------------------------------------------
                                                                                 =============    =============

                        See notes to financial statements

--------------------------------------------------------------------------------


                                    32 & 33

--------------------------------------------------------------------------------
The Guardian Separate Account E
-------------------------------

STATEMENT OF ASSETS AND LIABILITIES
June 30, 2000 (Unaudited)

                                                                                 -----------------------------------------------
                                                                                              INVESTMENT DIVISIONS
                                                                                 -----------------------------------------------
                                                                                    Baillie
                                                                                    Gifford         Guardian
                                                                                   Emerging         Small Cap        Value Line
                                                                                    Markets           Stock           Centurion
                                                                                 -----------------------------------------------
Assets:
  Shares owned in underlying fund -- Note 1 ..................................         631,632        1,949,760        1,366,723
  Net asset value per share (NAV) ............................................           12.16            19.19            37.09
                                                                                 -------------    -------------    -------------
    Total Assets (Shares x NAV) ..............................................   $   7,680,644    $  37,415,904    $  50,691,759

Liabilities:
  Risk charges and other liabilities .........................................          15,564           29,575           45,346
                                                                                 -------------    -------------    -------------
--------------------------------------------------------------------------------------------------------------------------------
    Net Assets -- Note 3 .....................................................   $   7,665,080    $  37,386,329    $  50,646,413
--------------------------------------------------------------------------------------------------------------------------------
                                                                                 =============    =============    =============

FIFO Cost ....................................................................   $   6,644,570    $  27,992,387    $  44,344,907

                                                                                 -----------------------------------------------
                                                                                              INVESTMENT DIVISIONS
                                                                                 -----------------------------------------------
                                                                                  Value Line
                                                                                   Strategic        AIM V.I.         AIM V.I.
                                                                                     Asset           Capital          Global
                                                                                  Management      Appreciation       Utilities
                                                                                 -----------------------------------------------
Assets:
  Shares owned in underlying fund -- Note 1 ..................................       6,031,756          239,989          132,451
  Net asset value per share (NAV) ............................................           30.92            38.51            23.94
                                                                                 -------------    -------------    -------------
    Total Assets (Shares x NAV) ..............................................   $ 186,501,904    $   9,241,983    $   3,170,881

Liabilities:
  Risk charges and other liabilities .........................................         147,855            8,582            6,961
                                                                                 -------------    -------------    -------------
--------------------------------------------------------------------------------------------------------------------------------
    Net Assets -- Note 3 .....................................................   $ 186,354,049    $   9,233,401    $   3,163,920
--------------------------------------------------------------------------------------------------------------------------------
                                                                                 =============    =============    =============

FIFO Cost ....................................................................   $ 157,294,721    $   8,350,378    $   3,064,384

                                                                             --------------------
                                                                             INVESTMENT DIVISIONS
                                                                             --------------------


                                                                                  AIM V.I.
                                                                                    Value
                                                                                -------------
Assets:
  Shares owned in underlying fund -- Note 1 ..................................      1,072,360
  Net asset value per share (NAV) ............................................          33.41
                                                                                -------------
    Total Assets (Shares x NAV) ..............................................  $  35,827,535

Liabilities:
  Risk charges and other liabilities .........................................         33,995
                                                                                -------------
---------------------------------------------------------------------------------------------
    Net Assets -- Note 3 .....................................................  $  35,793,540
---------------------------------------------------------------------------------------------
                                                                                =============

FIFO Cost ....................................................................  $  34,499,618

--------------------------------------------------------------------------------
The Guardian Separate Account E
-------------------------------

STATEMENT OF OPERATIONS
Six Months Ended June 30, 2000 (Unaudited)

                                                                                 -----------------------------------------------
                                                                                              INVESTMENT DIVISIONS
                                                                                 -----------------------------------------------
                                                                                    Baillie
                                                                                    Gifford         Guardian
                                                                                   Emerging         Small Cap        Value Line
                                                                                    Markets           Stock           Centurion
                                                                                 -----------------------------------------------
Investment Income
  Income:
    Reinvested dividends .....................................................   $          --    $          --    $          --
  Expenses -- Note 4:
    Mortality and expense risk charges .......................................          44,525          240,113          320,133
                                                                                 -------------    -------------    -------------
  Net investment income/(expense) ............................................         (44,525)        (240,113)        (320,133)
                                                                                 -------------    -------------    -------------

Realized and Unrealized Gain/(Loss) from Investments
  Realized gain/(loss) from investments:
    Net realized gain/(loss) from sale of investments ........................          46,046          320,480          862,975
    Reinvested realized gain distributions ...................................              --               --               --
                                                                                 -------------    -------------    -------------
  Net realized gain/(loss) on investments ....................................          46,046          320,480          862,975
  Net change in unrealized appreciation/(depreciation) of investments ........        (509,142)       3,046,808          603,908
                                                                                 -------------    -------------    -------------
Net realized and unrealized gain/(loss) from investments .....................        (463,096)       3,367,288        1,466,883
                                                                                 -------------    -------------    -------------
--------------------------------------------------------------------------------------------------------------------------------
Net Increase/(Decrease) in Net Assets Resulting from Operations ..............   $    (507,621)   $   3,127,175    $   1,146,750
--------------------------------------------------------------------------------------------------------------------------------
                                                                                 =============    =============    =============

                                                                                 -----------------------------------------------
                                                                                              INVESTMENT DIVISIONS
                                                                                 -----------------------------------------------
                                                                                  Value Line
                                                                                   Strategic        AIM V.I.         AIM V.I.
                                                                                     Asset           Capital          Global
                                                                                  Management      Appreciation       Utilities
                                                                                 -----------------------------------------------
Investment Income
  Income:
    Reinvested dividends .....................................................   $          --    $          --    $          --
  Expenses -- Note 4:
    Mortality and expense risk charges .......................................       1,147,219           40,784           13,836
                                                                                 -------------    -------------    -------------
  Net investment income/(expense) ............................................      (1,147,219)         (40,784)         (13,836)
                                                                                 -------------    -------------    -------------

Realized and Unrealized Gain/(Loss) from Investments
  Realized gain/(loss) from investments:
    Net realized gain/(loss) from sale of investments ........................         709,792           41,814           84,744
    Reinvested realized gain distributions ...................................              --               --               --
                                                                                 -------------    -------------    -------------
  Net realized gain/(loss) on investments ....................................         709,792           41,814           84,744
  Net change in unrealized appreciation/(depreciation) of investments ........       7,838,867          344,812          (55,765)
                                                                                 -------------    -------------    -------------
Net realized and unrealized gain/(loss) from investments .....................       8,548,659          386,626           28,979
                                                                                 -------------    -------------    -------------
--------------------------------------------------------------------------------------------------------------------------------
Net Increase/(Decrease) in Net Assets Resulting from Operations ..............   $   7,401,440    $     345,842    $      15,143
--------------------------------------------------------------------------------------------------------------------------------
                                                                                 =============    =============    =============

                                                                             --------------------
                                                                             INVESTMENT DIVISIONS
                                                                             --------------------


                                                                                   AIM V.I.
                                                                                     Value
                                                                                 -------------
Investment Income
  Income:
    Reinvested dividends .....................................................   $          --
  Expenses -- Note 4:
    Mortality and expense risk charges .......................................         182,096
                                                                                 -------------
  Net investment income/(expense) ............................................        (182,096)
                                                                                 -------------

Realized and Unrealized Gain/(Loss) from Investments
  Realized gain/(loss) from investments:
    Net realized gain/(loss) from sale of investments ........................          81,336
    Reinvested realized gain distributions ...................................              --
                                                                                 -------------
  Net realized gain/(loss) on investments ....................................          81,336
  Net change in unrealized appreciation/(depreciation) of investments ........        (417,674)
                                                                                 -------------
Net realized and unrealized gain/(loss) from investments .....................        (336,338)
                                                                                 -------------
----------------------------------------------------------------------------------------------
Net Increase/(Decrease) in Net Assets Resulting from Operations ..............   $    (518,434)
----------------------------------------------------------------------------------------------
                                                                                 =============

                        See notes to financial statements

--------------------------------------------------------------------------------


                                    34 & 35

--------------------------------------------------------------------------------
The Guardian Separate Account E
-------------------------------

STATEMENT OF ASSETS AND LIABILITIES
June 30, 2000 (Unaudited)

                                                                                 --------------------------------------------
                                                                                              INVESTMENT DIVISIONS
                                                                                 --------------------------------------------


                                                                                                     Davis
                                                                                     Davis           Real           Davis
                                                                                   Financial        Estate          Value
                                                                                 --------------------------------------------
Assets:
  Shares owned in underlying fund -- Note 1 ..................................        448,589          31,466       1,717,120
  Net asset value per share (NAV) ............................................           9.99            9.71           10.97
                                                                                 ------------    ------------    ------------
    Total Assets (Shares x NAV) ..............................................   $  4,481,402    $    305,532    $ 18,836,801

Liabilities:
  Risk charges and other liabilities .........................................          7,073           2,167          13,490
                                                                                 ------------    ------------    ------------
------------------------------------------------------------------------------------------------------------------------------
    Net Assets -- Note 3 .....................................................   $  4,474,329    $    303,365    $ 18,823,311
------------------------------------------------------------------------------------------------------------------------------
                                                                                 ============    ============    ============

FIFO Cost ....................................................................   $  4,207,381    $    276,458    $ 17,139,942

                                                                                 ---------------------------------------------
                                                                                              INVESTMENT DIVISIONS
                                                                                 ---------------------------------------------
                                                                                                   Fidelity        Fidelity
                                                                                   Fidelity           VIP           VIP III
                                                                                    VIP II          Equity-         Growth
                                                                                  Contrafund        Income       Opportunities
                                                                                 Service Class   Service Class   Service Class
                                                                                 ---------------------------------------------
Assets:
  Shares owned in underlying fund -- Note 1 ..................................      1,220,915         292,053         287,697
  Net asset value per share (NAV) ............................................          25.03           22.85           20.58
                                                                                 ------------    ------------    ------------
    Total Assets (Shares x NAV) ..............................................   $ 30,559,509    $  6,673,422    $  5,920,803

Liabilities:
  Risk charges and other liabilities .........................................         26,541          13,828          11,910
                                                                                 ------------    ------------    ------------
-----------------------------------------------------------------------------------------------------------------------------
    Net Assets -- Note 3 .....................................................   $ 30,532,968    $  6,659,594    $  5,908,893
-----------------------------------------------------------------------------------------------------------------------------
                                                                                 ============    ============    ============

FIFO Cost ....................................................................   $ 31,469,436    $  6,983,055    $  6,192,742

                                                                                 ----------------------------
                                                                                     INVESTMENT DIVISIONS
                                                                                 ----------------------------

                                                                                   Fidelity
                                                                                    VIP III          Janus
                                                                                    Mid Cap       Aggressive
                                                                                 Service Class      Growth
                                                                                 ----------------------------
Assets:
  Shares owned in underlying fund -- Note 1 ..................................        558,677       1,289,901
  Net asset value per share (NAV) ............................................          18.79           55.80
                                                                                 ------------    ------------
    Total Assets (Shares x NAV) ..............................................   $ 10,497,536    $ 71,976,474

Liabilities:
  Risk charges and other liabilities .........................................         14,359          61,178
                                                                                 ------------    ------------
-------------------------------------------------------------------------------------------------------------
    Net Assets -- Note 3 .....................................................   $ 10,483,177    $ 71,915,296
-------------------------------------------------------------------------------------------------------------
                                                                                 ============    ============

FIFO Cost ....................................................................   $  9,552,133    $ 75,432,140

--------------------------------------------------------------------------------
The Guardian Separate Account E
-------------------------------

STATEMENT OF OPERATIONS
Six Months Ended June 30, 2000 (Unaudited)

                                                                                 --------------------------------------------
                                                                                              INVESTMENT DIVISIONS
                                                                                 --------------------------------------------


                                                                                                     Davis
                                                                                     Davis           Real           Davis
                                                                                   Financial        Estate          Value
                                                                                 --------------------------------------------
Investment Income
  Income:
    Reinvested dividends .....................................................   $         --    $      2,653    $         --
  Expenses -- Note 4:
    Mortality and expense risk charges .......................................         27,263           1,808         105,259
                                                                                 ------------    ------------    ------------
  Net investment income/(expense) ............................................        (27,263)            845        (105,259)
                                                                                 ------------    ------------    ------------

Realized and Unrealized Gain/(Loss) from Investments
  Realized gain/(loss) from investments:
    Net realized gain/(loss) from sale of investments ........................          8,987            (929)        117,997
    Reinvested realized gain distributions ...................................             --              --              --
                                                                                 ------------    ------------    ------------
  Net realized gain/(loss) on investments ....................................          8,987            (929)        117,997
  Net change in unrealized appreciation/(depreciation) of investments ........        314,556          29,631         843,646
                                                                                 ------------    ------------    ------------
Net realized and unrealized gain/(loss) from investments .....................        323,543          28,702         961,643
                                                                                 ------------    ------------    ------------
-----------------------------------------------------------------------------------------------------------------------------
Net Increase/(Decrease) in Net Assets Resulting from Operations ..............   $    296,280    $     29,547    $    856,384
-----------------------------------------------------------------------------------------------------------------------------
                                                                                 ============    ============    ============

                                                                                 ---------------------------------------------
                                                                                              INVESTMENT DIVISIONS
                                                                                 ---------------------------------------------
                                                                                                   Fidelity        Fidelity
                                                                                   Fidelity           VIP           VIP III
                                                                                    VIP II          Equity-         Growth
                                                                                  Contrafund        Income       Opportunities
                                                                                 Service Class   Service Class   Service Class
                                                                                 ---------------------------------------------
Investment Income
  Income:
    Reinvested dividends .....................................................   $     67,322    $     68,587    $     50,797
  Expenses -- Note 4:
    Mortality and expense risk charges .......................................        159,891          33,652          32,597
                                                                                 ------------    ------------    ------------
  Net investment income/(expense) ............................................        (92,569)         34,935          18,200
                                                                                 ------------    ------------    ------------

Realized and Unrealized Gain/(Loss) from Investments
  Realized gain/(loss) from investments:
    Net realized gain/(loss) from sale of investments ........................        (12,919)        (26,287)        (56,266)
    Reinvested realized gain distributions ...................................      2,443,783         264,552         267,154
                                                                                 ------------    ------------    ------------
  Net realized gain/(loss) on investments ....................................      2,430,864         238,265         210,888
  Net change in unrealized appreciation/(depreciation) of investments ........     (2,732,886)       (365,160)       (381,548)
                                                                                 ------------    ------------    ------------
Net realized and unrealized gain/(loss) from investments .....................       (302,022)       (126,895)       (170,660)
                                                                                 ------------    ------------    ------------
------------------------------------------------------------------------------------------------------------------------------
Net Increase/(Decrease) in Net Assets Resulting from Operations ..............   $   (394,591)   $    (91,960)   $   (152,460)
------------------------------------------------------------------------------------------------------------------------------
                                                                                 ============    ============    ============

                                                                                 ----------------------------
                                                                                     INVESTMENT DIVISIONS
                                                                                 ----------------------------

                                                                                   Fidelity
                                                                                    VIP III          Janus
                                                                                    Mid Cap       Aggressive
                                                                                 Service Class      Growth
                                                                                 ----------------------------
Investment Income
  Income:
    Reinvested dividends .....................................................   $         --    $  3,798,789
  Expenses -- Note 4:
    Mortality and expense risk charges .......................................         24,418         369,432
                                                                                 ------------    ------------
  Net investment income/(expense) ............................................        (24,418)      3,429,357
                                                                                 ------------    ------------

Realized and Unrealized Gain/(Loss) from Investments
  Realized gain/(loss) from investments:
    Net realized gain/(loss) from sale of investments ........................        275,600       1,716,788
    Reinvested realized gain distributions ...................................          9,548       1,769,541
                                                                                 ------------    ------------
  Net realized gain/(loss) on investments ....................................        285,148       3,486,329
  Net change in unrealized appreciation/(depreciation) of investments ........        611,051     (10,166,853)
                                                                                 ------------    ------------
Net realized and unrealized gain/(loss) from investments .....................        896,199      (6,680,524)
                                                                                 ------------    ------------
-------------------------------------------------------------------------------------------------------------
Net Increase/(Decrease) in Net Assets Resulting from Operations ..............   $    871,781    $ (3,251,167)
-------------------------------------------------------------------------------------------------------------
                                                                                 ============    ============

                        See notes to financial statements

--------------------------------------------------------------------------------


                                    36 & 37

--------------------------------------------------------------------------------
The Guardian Separate Account E
-------------------------------

STATEMENT OF ASSETS AND LIABILITIES
June 30, 2000 (Unaudited)

                                                                                 --------------------------------------------
                                                                                              INVESTMENT DIVISIONS
                                                                                 --------------------------------------------

                                                                                     Janus                           Janus
                                                                                    Capital          Janus         Worldwide
                                                                                 Appreciation       Growth          Growth
                                                                                 --------------------------------------------
Assets:
  Shares owned in underlying fund -- Note 1 ..................................      1,557,728         997,698         940,435
  Net asset value per share (NAV) ............................................          31.73           32.89           48.03
                                                                                 ------------    ------------    ------------
    Total Assets (Shares x NAV) ..............................................   $ 49,426,697    $ 32,814,288    $ 45,169,071

Liabilities:
  Risk charges and other liabilities .........................................         41,072          31,849          41,235
                                                                                 ------------    ------------    ------------
-----------------------------------------------------------------------------------------------------------------------------
    Net Assets -- Note 3 .....................................................   $ 49,385,625    $ 32,782,439    $ 45,127,836
-----------------------------------------------------------------------------------------------------------------------------
                                                                                 ============    ============    ============

FIFO Cost ....................................................................   $ 45,642,834    $ 31,958,962    $ 43,627,270

                                                                                 --------------------------------------------
                                                                                              INVESTMENT DIVISIONS
                                                                                 --------------------------------------------
                                                                                                      MFS
                                                                                      MFS           Growth            MFS
                                                                                   Emerging          With             New
                                                                                    Growth          Income         Discovery
                                                                                 --------------------------------------------
Assets:
  Shares owned in underlying fund -- Note 1 ..................................        360,915       2,562,478         287,782
  Net asset value per share (NAV) ............................................          35.05           21.15           18.36
                                                                                 ------------    ------------    ------------
    Total Assets (Shares x NAV) ..............................................   $ 12,650,087    $ 54,196,402    $  5,283,668

Liabilities:
  Risk charges and other liabilities .........................................         19,201          49,567          13,411
                                                                                 ------------    ------------    ------------
-----------------------------------------------------------------------------------------------------------------------------
    Net Assets -- Note 3 .....................................................   $ 12,630,886    $ 54,146,835    $  5,270,257
-----------------------------------------------------------------------------------------------------------------------------
                                                                                 ============    ============    ============

FIFO Cost ....................................................................   $ 12,388,994    $ 50,049,127    $  5,135,869

                                                                                 ----------------------------
                                                                                     INVESTMENT DIVISIONS
                                                                                 ----------------------------

                                                                                                     MFS
                                                                                      MFS            Total
                                                                                   Research         Return
                                                                                 ----------------------------
Assets:
  Shares owned in underlying fund -- Note 1 ..................................         94,744         201,550
  Net asset value per share (NAV) ............................................          23.24           17.33
                                                                                 ------------    ------------
    Total Assets (Shares x NAV) ..............................................   $  2,201,841    $  3,492,858

Liabilities:
  Risk charges and other liabilities .........................................          1,665          11,795
                                                                                 ------------    ------------
-------------------------------------------------------------------------------------------------------------
    Net Assets -- Note 3 .....................................................   $  2,200,176    $  3,481,063
-------------------------------------------------------------------------------------------------------------
                                                                                 ============    ============

FIFO Cost ....................................................................   $  2,141,601    $  3,519,568

--------------------------------------------------------------------------------
The Guardian Separate Account E
-------------------------------

STATEMENT OF OPERATIONS
Six Months Ended June 30, 2000 (Unaudited)

                                                                                 --------------------------------------------
                                                                                              INVESTMENT DIVISIONS
                                                                                 --------------------------------------------

                                                                                     Janus                           Janus
                                                                                    Capital          Janus         Worldwide
                                                                                 Appreciation       Growth          Growth
                                                                                 --------------------------------------------
Investment Income
  Income:
    Reinvested dividends .....................................................   $    153,986    $    469,679    $    159,728
  Expenses -- Note 4:
    Mortality and expense risk charges .......................................        290,216         162,123         206,593
                                                                                 ------------    ------------    ------------
  Net investment income/(expense) ............................................       (136,230)        307,556         (46,865)
                                                                                 ------------    ------------    ------------

Realized and Unrealized Gain/(Loss) from Investments
  Realized gain/(loss) from investments:
    Net realized gain/(loss) from sale of investments ........................        870,647         314,646         285,647
    Reinvested realized gain distributions ...................................         19,818         785,122         476,307
                                                                                 ------------    ------------    ------------
  Net realized gain/(loss) on investments ....................................        890,465       1,099,768         761,954
  Net change in unrealized appreciation/(depreciation) of investments ........     (3,380,083)     (1,295,214)     (1,503,797)
                                                                                 ------------    ------------    ------------
Net realized and unrealized gain/(loss) from investments .....................     (2,489,618)       (195,446)       (741,843)
                                                                                 ------------    ------------    ------------
------------------------------------------------------------------------------------------------------------------------------
Net Increase/(Decrease) in Net Assets Resulting from Operations ..............   $ (2,625,848)   $    112,110    $   (788,708)
------------------------------------------------------------------------------------------------------------------------------
                                                                                 ============    ============    ============

                                                                                 --------------------------------------------
                                                                                              INVESTMENT DIVISIONS
                                                                                 --------------------------------------------
                                                                                                      MFS
                                                                                      MFS           Growth            MFS
                                                                                   Emerging          With             New
                                                                                    Growth          Income         Discovery
                                                                                 --------------------------------------------
Investment Income
  Income:
    Reinvested dividends .....................................................   $         --    $    242,021    $         --
  Expenses -- Note 4:
    Mortality and expense risk charges .......................................         58,794         366,138          21,533
                                                                                 ------------    ------------    ------------
  Net investment income/(expense) ............................................        (58,794)       (124,117)        (21,533)
                                                                                 ------------    ------------    ------------

Realized and Unrealized Gain/(Loss) from Investments
  Realized gain/(loss) from investments:
    Net realized gain/(loss) from sale of investments ........................         20,631         426,954          49,975
    Reinvested realized gain distributions ...................................        555,434         439,466          72,592
                                                                                 ------------    ------------    ------------
  Net realized gain/(loss) on investments ....................................        576,065         866,420         122,567
  Net change in unrealized appreciation/(depreciation) of investments ........       (934,807)       (886,132)            (59)
                                                                                 ------------    ------------    ------------
Net realized and unrealized gain/(loss) from investments .....................       (358,742)        (19,712)        122,508
                                                                                 ------------    ------------    ------------
-----------------------------------------------------------------------------------------------------------------------------
Net Increase/(Decrease) in Net Assets Resulting from Operations ..............   $   (417,536)   $   (143,829)   $    100,975
-----------------------------------------------------------------------------------------------------------------------------
                                                                                 ============    ============    ============

                                                                                 ----------------------------
                                                                                     INVESTMENT DIVISIONS
                                                                                 ----------------------------

                                                                                                     MFS
                                                                                      MFS            Total
                                                                                   Research         Return
                                                                                 ----------------------------
Investment Income
  Income:
    Reinvested dividends .....................................................   $        614    $     67,939
  Expenses -- Note 4:
    Mortality and expense risk charges .......................................          9,279          17,073
                                                                                 ------------    ------------
  Net investment income/(expense) ............................................         (8,665)         50,866
                                                                                 ------------    ------------

Realized and Unrealized Gain/(Loss) from Investments
  Realized gain/(loss) from investments:
    Net realized gain/(loss) from sale of investments ........................         10,584          (5,791)
    Reinvested realized gain distributions ...................................        105,370          65,419
                                                                                 ------------    ------------
  Net realized gain/(loss) on investments ....................................        115,954          59,628
  Net change in unrealized appreciation/(depreciation) of investments ........        (21,537)        (38,604)
                                                                                 ------------    ------------
Net realized and unrealized gain/(loss) from investments .....................         94,417          21,024
                                                                                 ------------    ------------
-------------------------------------------------------------------------------------------------------------
Net Increase/(Decrease) in Net Assets Resulting from Operations ..............   $     85,752    $     71,890
-------------------------------------------------------------------------------------------------------------
                                                                                 ============    ============

                        See notes to financial statements

--------------------------------------------------------------------------------


                                    38 & 39

--------------------------------------------------------------------------------
The Guardian Separate Account E
-------------------------------

STATEMENTS OF CHANGES IN NET ASSETS
Year Ended December 31, 1999 (Audited) and
Six Months Ended June 30, 2000 (Unaudited)

                                                                            -----------------------------------------------
                                                                                          INVESTMENT DIVISIONS
                                                                            -----------------------------------------------

                                                                                               Guardian         Guardian
                                                                              Guardian          VC 500          VC Asset
                                                                                Stock            Index         Allocation
                                                                            -----------------------------------------------
----------------------------------------
1999 Increase/(Decrease) from Operations
----------------------------------------
    Net investment income/(expense) .....................................   $  (2,298,645)   $       1,019    $       4,638
    Net realized gain/(loss) from sale of investments ...................         841,051           17,207               22
    Reinvested realized gain distributions ..............................      45,119,722              251               --
    Net change in unrealized appreciation/(depreciation) of investments .      31,899,188          126,762           20,330
                                                                            -------------    -------------    -------------
    Net increase/(decrease) resulting from operations ...................      75,564,316          145,239           24,990
                                                                            -------------    -------------    -------------
--------------------------
1999 Contract Transactions
--------------------------
    Net contract purchase payments ......................................      95,540,647        1,120,980          505,203
    Transfers between investment divisions ..............................     (14,202,209)         580,220          220,902
    Transfers on account of death .......................................        (570,086)              --               --
    Administrative charges -- Note 4 ....................................        (160,522)             (18)              (7)
    Annuity benefits ....................................................     (15,986,001)          (9,766)            (799)
    Transfers -- other ..................................................          21,244              224               35
                                                                            -------------    -------------    -------------
    Net increase/(decrease) from contract transactions ..................      64,643,073        1,691,640          725,334
                                                                            -------------    -------------    -------------
Actuarial Increase/(Decrease) in Reserves for Contracts in Payment Period              --               --               --
                                                                            -------------    -------------    -------------
Total Increase/(Decrease) in Net Assets .................................     140,207,389        1,836,879          750,324
    Net Assets at December 31, 1998 .....................................     203,264,596               --               --
                                                                            -------------    -------------    -------------
---------------------------------------------------------------------------------------------------------------------------
    Net Assets at December 31, 1999 .....................................   $ 343,471,985    $   1,836,879    $     750,324
---------------------------------------------------------------------------------------------------------------------------
                                                                            =============    =============    =============
----------------------------------------
2000 Increase/(Decrease) from Operations
----------------------------------------
  Net investment income/(expense) .......................................   $  (2,678,889)   $     (22,585)   $     (16,365)
  Net realized gain/(loss) from sale of investments .....................         755,716           83,842           12,957
  Reinvested realized gain distributions ................................              --               --               --
  Net change in unrealized appreciation/(depreciation) of investments ...      11,465,737          (36,829)          44,400
                                                                            -------------    -------------    -------------
  Net increase/(decrease) resulting from operations .....................       9,542,564           24,428           40,992
                                                                            -------------    -------------    -------------
--------------------------
2000 Contract Transactions
--------------------------
  Net contract purchase payments ........................................      62,836,235        2,011,162        3,383,700
  Transfer between investment divisions .................................       5,566,566          585,365          652,368
  Transfer on account of death ..........................................        (479,826)         (13,021)              --
  Administrative charges -- Note 4 ......................................        (163,466)            (122)             (14)
  Annuity benefits ......................................................     (11,848,700)         (49,662)         (35,187)
  Transfers -- other ....................................................          80,881             (160)          (1,077)
                                                                            -------------    -------------    -------------
  Net increase/(decrease) from contract transactions ....................      55,991,690        2,533,562        3,999,790
                                                                            -------------    -------------    -------------
Actuarial Increase/Decrease in Reserves for Contracts in Payment Period .          66,394               --               --
                                                                            -------------    -------------    -------------
Total Increase/(Decrease) in Net Assets .................................      65,600,648        2,557,990        4,040,782
  Net Assets at December 31, 1999 .......................................     343,471,985        1,836,879          750,324
                                                                            -------------    -------------    -------------
---------------------------------------------------------------------------------------------------------------------------
  Net Assets at June 30, 2000 ...........................................   $ 409,072,633    $   4,394,869    $   4,791,106
---------------------------------------------------------------------------------------------------------------------------
                                                                            =============    =============    =============

                                                                            -----------------------------------------------
                                                                                          INVESTMENT DIVISIONS
                                                                            -----------------------------------------------
                                                                              Guardian
                                                                               VC High
                                                                                Yield          Guardian         Guardian
                                                                                Bond             Bond             Cash
                                                                            -----------------------------------------------
----------------------------------------
1999 Increase/(Decrease) from Operations
----------------------------------------
    Net investment income/(expense) .....................................   $       4,538    $   1,338,928    $   1,478,873
    Net realized gain/(loss) from sale of investments ...................             138         (183,914)              --
    Reinvested realized gain distributions ..............................              --           78,083               --
    Net change in unrealized appreciation/(depreciation) of investments .            (742)      (1,802,212)              --
                                                                            -------------    -------------    -------------
    Net increase/(decrease) resulting from operations ...................           3,934         (569,115)       1,478,873
                                                                            -------------    -------------    -------------
--------------------------
1999 Contract Transactions
--------------------------
    Net contract purchase payments ......................................          81,394       12,141,552       52,605,496
    Transfers between investment divisions ..............................         144,242       (1,994,157)     (17,783,477)
    Transfers on account of death .......................................              --         (269,344)         (20,674)
    Administrative charges -- Note 4 ....................................              (8)         (17,217)         (65,927)
    Annuity benefits ....................................................              --       (1,739,044)      (4,621,177)
    Transfers--other ....................................................             (15)           1,960           (3,192)
                                                                            -------------    -------------    -------------
    Net increase/(decrease) from contract transactions ..................         225,613        8,123,750       30,111,049
                                                                            -------------    -------------    -------------
Actuarial Increase/(Decrease) in Reserves for Contracts in Payment Period              --               --          196,472
                                                                            -------------    -------------    -------------
Total Increase/(Decrease) in Net Assets .................................         229,547        7,554,635       31,786,394
    Net Assets at December 31, 1998 .....................................              --       23,371,141       32,159,811
                                                                            -------------    -------------    -------------
---------------------------------------------------------------------------------------------------------------------------
    Net Assets at December 31, 1999 .....................................   $     229,547    $  30,925,776    $  63,946,205
---------------------------------------------------------------------------------------------------------------------------
                                                                            =============    =============    =============
----------------------------------------
2000 Increase/(Decrease) from Operations
----------------------------------------
  Net investment income/(expense) .......................................   $      (3,529)   $    (202,996)   $   1,090,791
  Net realized gain/(loss) from sale of investments .....................          (1,714)        (238,507)              --
  Reinvested realized gain distributions ................................              --               --               --
  Net change in unrealized appreciation/(depreciation) of investments ...           5,509        1,314,618               --
                                                                            -------------    -------------    -------------
  Net increase/(decrease) resulting from operations .....................             266          873,115        1,090,791
                                                                            -------------    -------------    -------------
--------------------------
2000 Contract Transactions
--------------------------
  Net contract purchase payments ........................................         597,000        4,155,377       27,718,685
  Transfer between investment divisions .................................         134,753       (1,682,928)     (33,431,461)
  Transfer on account of death ..........................................              --          (88,685)        (617,120)
  Administrative charges -- Note 4 ......................................             (42)          (7,244)          (8,728)
  Annuity benefits ......................................................         (54,218)        (882,608)      (3,639,773)
  Transfers -- other ....................................................               5             (281)          (6,092)
                                                                            -------------    -------------    -------------
  Net increase/(decrease) from contract transactions ....................         677,498        1,493,631       (9,984,489)
                                                                            -------------    -------------    -------------
Actuarial Increase/Decrease in Reserves for Contracts in Payment Period .              --               --         (135,211)
                                                                            -------------    -------------    -------------
Total Increase/(Decrease) in Net Assets .................................         677,764        2,366,746       (9,028,909)
  Net Assets at December 31, 1999 .......................................         229,547       30,925,776       63,946,205
                                                                            -------------    -------------    -------------
---------------------------------------------------------------------------------------------------------------------------
  Net Assets at June 30, 2000 ...........................................   $     907,311    $  33,292,522    $  54,917,296
---------------------------------------------------------------------------------------------------------------------------
                                                                            =============    =============    =============

                                                                            ------------------------------
                                                                                INVESTMENT DIVISIONS
                                                                            ------------------------------

                                                                               Gabelli          Baillie
                                                                               Capital          Gifford
                                                                                Asset        International
                                                                            ------------------------------
----------------------------------------
1999 Increase/(Decrease) from Operations
----------------------------------------
    Net investment income/(expense) .....................................   $    (377,320)   $    (216,818)
    Net realized gain/(loss) from sale of investments ...................         491,334          486,643
    Reinvested realized gain distributions ..............................       3,467,785        2,316,968
    Net change in unrealized appreciation/(depreciation) of investments .       1,461,515        6,387,424
                                                                            -------------    -------------
    Net increase/(decrease) resulting from operations ...................       5,043,314        8,974,217
                                                                            -------------    -------------
--------------------------
1999 Contract Transactions
--------------------------
    Net contract purchase payments ......................................      12,292,449       10,131,256
    Transfers between investment divisions ..............................      (2,943,959)      (1,608,239)
    Transfers on account of death .......................................         (98,939)         (86,598)
    Administrative charges -- Note 4 ....................................         (23,952)         (12,335)
    Annuity benefits ....................................................      (1,390,100)        (779,869)
    Transfers -- other ..................................................          (7,077)          (6,034)
                                                                            -------------    -------------
    Net increase/(decrease) from contract transactions ..................       7,828,422        7,638,181
                                                                            -------------    -------------
Actuarial Increase/(Decrease) in Reserves for Contracts in Payment Period              --               --
                                                                            -------------    -------------
Total Increase/(Decrease) in Net Assets .................................      12,871,736       16,612,398
    Net Assets at December 31, 1998 .....................................      23,632,749       17,474,995
                                                                            -------------    -------------
----------------------------------------------------------------------------------------------------------
    Net Assets at December 31, 1999 .....................................   $  36,504,485    $  34,087,393
----------------------------------------------------------------------------------------------------------
                                                                            =============    =============
----------------------------------------
2000 Increase/(Decrease) from Operations
----------------------------------------
  Net investment income/(expense) .......................................   $    (248,467)   $    (238,587)
  Net realized gain/(loss) from sale of investments .....................          20,732          853,704
  Reinvested realized gain distributions ................................              --               --
  Net change in unrealized appreciation/(depreciation) of investments ...       1,151,092       (3,878,521)
                                                                            -------------    -------------
  Net increase/(decrease) resulting from operations .....................         923,357       (3,263,404)
                                                                            -------------    -------------
--------------------------
2000 Contract Transactions
--------------------------
  Net contract purchase payments ........................................       3,223,792        6,384,207
  Transfer between investment divisions .................................      (1,944,003)       1,511,502
  Transfer on account of death ..........................................         (42,042)         (44,697)
  Administrative charges -- Note 4 ......................................         (15,187)         (10,897)
  Annuity benefits ......................................................      (1,132,801)      (1,232,109)
  Transfers -- other ....................................................          (1,089)           7,312
                                                                            -------------    -------------
  Net increase/(decrease) from contract transactions ....................          88,670        6,615,318
                                                                            -------------    -------------
Actuarial Increase/Decrease in Reserves for Contracts in Payment Period .              --           15,719
                                                                            -------------    -------------
Total Increase/(Decrease) in Net Assets .................................       1,012,027        3,367,633
  Net Assets at December 31, 1999 .......................................      36,504,485       34,087,393
                                                                            -------------    -------------
----------------------------------------------------------------------------------------------------------
  Net Assets at June 30, 2000 ...........................................   $  37,516,512    $  37,455,026
----------------------------------------------------------------------------------------------------------
                                                                            =============    =============

                        See notes to financial statements

--------------------------------------------------------------------------------


                                    40 & 41

--------------------------------------------------------------------------------
The Guardian Separate Account E
-------------------------------

STATEMENTS OF CHANGES IN NET ASSETS
Year Ended December 31, 1999 (Audited) and
Six Months Ended June 30, 2000 (Unaudited)

                                                                            ------------------------------------------------
                                                                                           INVESTMENT DIVISIONS
                                                                            ------------------------------------------------
                                                                               Baillie
                                                                               Gifford         Guardian
                                                                              Emerging         Small Cap       Value Line
                                                                               Markets           Stock          Centurion
                                                                            ------------------------------------------------
----------------------------------------
1999 Increase/(Decrease) from Operations
----------------------------------------
    Net investment income/(expense) .....................................   $     (43,765)   $    (282,660)   $    (292,904)
    Net realized gain/(loss) from sale of investments ...................        (106,841)        (835,792)       1,471,652
    Reinvested realized gain distributions ..............................              --               --        2,263,653
    Net change in unrealized appreciation/(depreciation) of investments .       1,845,178        8,085,140        4,234,956
                                                                            -------------    -------------    -------------
    Net increase/(decrease) resulting from operations ...................       1,694,572        6,966,688        7,677,357
                                                                            -------------    -------------    -------------
--------------------------
1999 Contract Transactions
--------------------------
    Net contract purchase payments ......................................       1,450,352        4,690,061       17,693,049
    Transfers between investment divisions ..............................         845,676       (6,234,803)       3,591,255
    Transfers on account of death .......................................              --          (54,510)        (209,759)
    Administrative charges -- Note 4 ....................................          (5,989)          (1,967)         (15,574)
    Annuity benefits ....................................................        (579,372)      (1,031,574)      (1,269,530)
    Transfers -- other ..................................................            (694)           8,748          (15,092)
                                                                            -------------    -------------    -------------
    Net increase/(decrease) from contract transactions ..................       1,709,973       (2,624,045)      19,774,349
                                                                            -------------    -------------    -------------
Actuarial Increase/(Decrease) in Reserves for Contracts in Payment Period              --               --               --
                                                                            -------------    -------------    -------------
Total Increase/(Decrease) in Net Assets .................................       3,404,545        4,342,643       27,451,706
    Net Assets at December 31, 1998 .....................................       1,766,755       24,389,074       14,208,485
                                                                            -------------    -------------    -------------
---------------------------------------------------------------------------------------------------------------------------
    Net Assets at December 31, 1999 .....................................   $   5,171,300    $  28,731,717    $  41,660,191
---------------------------------------------------------------------------------------------------------------------------
                                                                            =============    =============    =============
----------------------------------------
2000 Increase/(Decrease) from Operations
----------------------------------------
  Net investment income/(expense) .......................................   $     (44,525)   $    (240,113)   $    (320,133)
  Net realized gain/(loss) from sale of investments .....................          46,046          320,480          862,975
  Reinvested realized gain distributions ................................              --               --               --
  Net change in unrealized appreciation/(depreciation) of investments ...        (509,142)       3,046,808          603,908
                                                                            -------------    -------------    -------------
  Net increase/(decrease) resulting from operations .....................        (507,621)       3,127,175        1,146,750
                                                                            -------------    -------------    -------------
--------------------------
2000 Contract Transactions
--------------------------
  Net contract purchase payments ........................................       1,978,107        5,439,129        9,958,886
  Transfer between investment divisions .................................       1,226,416        1,250,966         (530,877)
  Transfer on account of death ..........................................              --          (71,011)         (32,473)
  Administrative charges -- Note 4 ......................................          (2,822)         (15,541)         (17,730)
  Annuity benefits ......................................................        (202,296)      (1,086,619)      (1,499,541)
  Transfers -- other ....................................................           1,996           10,513          (38,793)
                                                                            -------------    -------------    -------------
  Net increase/(decrease) from contract transactions ....................       3,001,401        5,527,437        7,839,472
                                                                            -------------    -------------    -------------
Actuarial Increase/Decrease in Reserves for Contracts in Payment Period .              --               --               --
                                                                            -------------    -------------    -------------
Total Increase/(Decrease) in Net Assets .................................       2,493,780        8,654,612        8,986,222
  Net Assets at December 31, 1999 .......................................       5,171,300       28,731,717       41,660,191
                                                                            -------------    -------------    -------------
---------------------------------------------------------------------------------------------------------------------------
  Net Assets at June 30, 2000 ...........................................   $   7,665,080    $  37,386,329    $  50,646,413
---------------------------------------------------------------------------------------------------------------------------
                                                                            =============    =============    =============

                                                                            ------------------------------------------------
                                                                                           INVESTMENT DIVISIONS
                                                                            ------------------------------------------------
                                                                             Value Line
                                                                              Strategic        AIM V.I.         AIM V.I.
                                                                                Asset           Capital          Global
                                                                             Management      Appreciation       Utilities
                                                                            ------------------------------------------------
----------------------------------------
1999 Increase/(Decrease) from Operations
----------------------------------------
    Net investment income/(expense) .....................................   $    (275,471)   $      (6,122)   $      14,175
    Net realized gain/(loss) from sale of investments ...................       2,481,501            1,476           12,764
    Reinvested realized gain distributions ..............................       6,016,572           52,287               --
    Net change in unrealized appreciation/(depreciation) of investments .      15,381,652          546,794          162,262
                                                                            -------------    -------------    -------------
    Net increase/(decrease) resulting from operations ...................      23,604,254          594,435          189,201
                                                                            -------------    -------------    -------------
--------------------------
1999 Contract Transactions
--------------------------
    Net contract purchase payments ......................................      55,000,371        1,122,460          487,423
    Transfers between investment divisions ..............................       5,595,443        1,290,930          499,631
    Transfers on account of death .......................................        (810,806)              --               --
    Administrative charges -- Note 4 ....................................         (18,187)             (18)             (10)
    Annuity benefits ....................................................      (5,492,768)         (16,884)          (1,854)
    Transfers -- other ..................................................         (14,084)           4,560           (2,959)
                                                                            -------------    -------------    -------------
    Net increase/(decrease) from contract transactions ..................      54,259,969        2,401,048          982,231
                                                                            -------------    -------------    -------------
Actuarial Increase/(Decrease) in Reserves for Contracts in Payment Period              --               --               --
                                                                            -------------    -------------    -------------
Total Increase/(Decrease) in Net Assets .................................      77,864,223        2,995,483        1,171,432
    Net Assets at December 31, 1998 .....................................      69,171,169               --               --
                                                                            -------------    -------------    -------------
---------------------------------------------------------------------------------------------------------------------------
    Net Assets at December 31, 1999 .....................................   $ 147,035,392    $   2,995,483    $   1,171,432
---------------------------------------------------------------------------------------------------------------------------
                                                                            =============    =============    =============
----------------------------------------
2000 Increase/(Decrease) from Operations
----------------------------------------
  Net investment income/(expense) .......................................   $  (1,147,219)   $     (40,784)   $     (13,836)
  Net realized gain/(loss) from sale of investments .....................         709,792           41,814           84,744
  Reinvested realized gain distributions ................................              --               --               --
  Net change in unrealized appreciation/(depreciation) of investments ...       7,838,867          344,812          (55,765)
                                                                            -------------    -------------    -------------
  Net increase/(decrease) resulting from operations .....................       7,401,440          345,842           15,143
                                                                            -------------    -------------    -------------
--------------------------
2000 Contract Transactions
--------------------------
  Net contract purchase payments ........................................      28,161,170        4,515,592        1,514,963
  Transfer between investment divisions .................................       8,282,774        1,473,297          484,472
  Transfer on account of death ..........................................        (320,145)              --               --
  Administrative charges -- Note 4 ......................................         (43,098)            (244)             (97)
  Annuity benefits ......................................................      (4,201,803)        (102,894)         (24,830)
  Transfers -- other ....................................................          (4,995)           6,325            2,837
                                                                            -------------    -------------    -------------
  Net increase/(decrease) from contract transactions ....................      31,873,903        5,892,076        1,977,345
                                                                            -------------    -------------    -------------
Actuarial Increase/Decrease in Reserves for Contracts in Payment Period .          43,314               --               --
                                                                            -------------    -------------    -------------
Total Increase/(Decrease) in Net Assets .................................      39,318,657        6,237,918        1,992,488
  Net Assets at December 31, 1999 .......................................     147,035,392        2,995,483        1,171,432
                                                                            -------------    -------------    -------------
---------------------------------------------------------------------------------------------------------------------------
  Net Assets at June 30, 2000 ...........................................   $ 186,354,049    $   9,233,401    $   3,163,920
---------------------------------------------------------------------------------------------------------------------------
                                                                            =============    =============    =============

                                                                         --------------------
                                                                         INVESTMENT DIVISIONS
                                                                         --------------------


                                                                               AIM V.I.
                                                                                Value
                                                                            -------------
----------------------------------------
1999 Increase/(Decrease) from Operations
----------------------------------------
    Net investment income/(expense) .....................................   $      (8,687)
    Net realized gain/(loss) from sale of investments ...................           5,991
    Reinvested realized gain distributions ..............................         225,966
    Net change in unrealized appreciation/(depreciation) of investments .       1,745,591
                                                                            -------------
    Net increase/(decrease) resulting from operations ...................       1,968,861
                                                                            -------------
--------------------------
1999 Contract Transactions
--------------------------
    Net contract purchase payments ......................................       8,692,178
    Transfers between investment divisions ..............................       7,199,533
    Transfers on account of death .......................................         (32,843)
    Administrative charges -- Note 4 ....................................            (127)
    Annuity benefits ....................................................        (110,958)
    Transfers -- other ..................................................          (3,314)
                                                                            -------------
    Net increase/(decrease) from contract transactions ..................      15,744,469
                                                                            -------------
Actuarial Increase/(Decrease) in Reserves for Contracts in Payment Period              --
                                                                            -------------
Total Increase/(Decrease) in Net Assets .................................      17,713,330
    Net Assets at December 31, 1998 .....................................              --
                                                                            -------------
-----------------------------------------------------------------------------------------
    Net Assets at December 31, 1999 .....................................   $  17,713,330
-----------------------------------------------------------------------------------------
                                                                            =============
----------------------------------------
2000 Increase/(Decrease) from Operations
----------------------------------------
  Net investment income/(expense) .......................................   $    (182,096)
  Net realized gain/(loss) from sale of investments .....................          81,336
  Reinvested realized gain distributions ................................              --
  Net change in unrealized appreciation/(depreciation) of investments ...        (417,674)
                                                                            -------------
  Net increase/(decrease) resulting from operations .....................        (518,434)
                                                                            -------------
--------------------------
2000 Contract Transactions
--------------------------
  Net contract purchase payments ........................................      15,516,148
  Transfer between investment divisions .................................       4,009,757
  Transfer on account of death ..........................................         (15,688)
  Administrative charges -- Note 4 ......................................          (1,067)
  Annuity benefits ......................................................        (902,527)
  Transfers -- other ....................................................          (7,979)
                                                                            -------------
  Net increase/(decrease) from contract transactions ....................      18,598,644
                                                                            -------------
Actuarial Increase/Decrease in Reserves for Contracts in Payment Period .              --
                                                                            -------------
Total Increase/(Decrease) in Net Assets .................................      18,080,210
  Net Assets at December 31, 1999 .......................................      17,713,330
                                                                            -------------
-----------------------------------------------------------------------------------------
  Net Assets at June 30, 2000 ...........................................   $  35,793,540
-----------------------------------------------------------------------------------------
                                                                            =============

                        See notes to financial statements

--------------------------------------------------------------------------------


                                    42 & 43

--------------------------------------------------------------------------------
The Guardian Separate Account E
-------------------------------

STATEMENTS OF CHANGES IN NET ASSETS
Year Ended December 31, 1999 (Audited) and
Six Months Ended June 30, 2000 (Unaudited)

                                                                            ---------------------------------------------
                                                                                        INVESTMENT DIVISIONS
                                                                            ---------------------------------------------


                                                                                                Davis
                                                                               Davis            Real           Davis
                                                                             Financial         Estate          Value
                                                                            ---------------------------------------------
----------------------------------------
1999 Increase/(Decrease) from Operations
----------------------------------------
   Net investment income/(expense) ......................................   $     (2,534)   $      2,134    $    (23,018)
   Net realized gain/(loss) from sale of investments ....................        (17,962)           (441)          4,861
   Reinvested realized gain distributions ...............................             --              --              --
   Net change in unrealized appreciation/(depreciation) of investments ..        (40,536)           (557)        853,213
                                                                            ------------    ------------    ------------
   Net increase/(decrease) resulting from operations ....................        (61,032)          1,136         835,056
                                                                            ------------    ------------    ------------
--------------------------
1999 Contract Transactions
--------------------------
   Net contract purchase payments .......................................      1,886,366         102,831       5,757,134
   Transfers between investment divisions ...............................      1,215,212          59,194       5,157,142
   Transfers on account of death ........................................             --              --              --
   Administrative charges-- Note 4 ......................................            (16)            (13)            (85)
   Annuity benefits .....................................................        (42,763)             --         (94,784)
   Transfers-- other ....................................................         (1,099)            (11)        (12,016)
                                                                            ------------    ------------    ------------
   Net increase/(decrease) from contract transactions ...................      3,057,700         162,001      10,807,391
                                                                            ------------    ------------    ------------
Actuarial Increase/(Decrease) in Reserves for Contracts in Payment Period             --              --              --
                                                                            ------------    ------------    ------------
Total Increase/(Decrease) in Net Assets .................................      2,996,668         163,137      11,642,447
   Net Assets at December 31, 1998 ......................................             --              --              --
                                                                            ------------    ------------    ------------
-------------------------------------------------------------------------------------------------------------------------
   Net Assets at December 31, 1999 ......................................   $  2,996,668    $    163,137    $ 11,642,447
-------------------------------------------------------------------------------------------------------------------------
                                                                            ============    ============    ============
----------------------------------------
2000 Increase/(Decrease) from Operations
----------------------------------------
  Net investment income/(expense) .......................................   $    (27,263)   $        845    $   (105,259)
  Net realized gain/(loss) from sale of investments .....................          8,987            (929)        117,997
  Reinvested realized gain distributions ................................             --              --              --
  Net change in unrealized appreciation/(depreciation) of investments ...        314,556          29,631         843,646
                                                                            ------------    ------------    ------------
  Net increase/(decrease) resulting from operations .....................        296,280          29,547         856,384
                                                                            ------------    ------------    ------------
--------------------------
2000 Contract Transactions
--------------------------
  Net contract purchase payments ........................................        916,020          35,704       4,559,392
  Transfer between investment divisions .................................        379,585          76,765       2,233,590
  Transfer on account of death ..........................................        (50,304)             --              --
  Administrative charges-- Note 4 .......................................           (144)            (66)           (431)
  Annuity benefits ......................................................        (71,666)         (1,712)       (469,258)
  Transfers-- other .....................................................          7,890             (10)          1,187
                                                                            ------------    ------------    ------------
  Net increase/(decrease) from contract transactions ....................      1,181,381         110,681       6,324,480
                                                                            ------------    ------------    ------------
Actuarial Increase/Decrease in Reserves for Contracts in Payment Period .             --              --              --
                                                                            ------------    ------------    ------------
Total Increase/(Decrease) in Net Assets .................................      1,477,661         140,228       7,180,864
  Net Assets at December 31, 1999 .......................................      2,996,668         163,137      11,642,447
                                                                            ------------    ------------    ------------
-------------------------------------------------------------------------------------------------------------------------
  Net Assets at June 30, 2000 ...........................................   $  4,474,329    $    303,365    $ 18,823,311
-------------------------------------------------------------------------------------------------------------------------
                                                                            ============    ============    ============

                                                                            ---------------------------------------------
                                                                                        INVESTMENT DIVISIONS
                                                                            ---------------------------------------------
                                                                                             Fidelity        Fidelity
                                                                              Fidelity          VIP           VIP III
                                                                               VIP II         Equity-         Growth
                                                                             Contrafund       Income       Opportunities
                                                                            Service Class  Service Class   Service Class
                                                                            ---------------------------------------------
----------------------------------------
1999 Increase/(Decrease) from Operations
----------------------------------------
   Net investment income/(expense) ......................................   $    (46,651)   $    (10,176)   $     (9,313)
   Net realized gain/(loss) from sale of investments ....................          6,592         (34,954)         (2,085)
   Reinvested realized gain distributions ...............................             --              --              --
   Net change in unrealized appreciation/(depreciation) of investments ..      1,822,959          55,527         109,610
                                                                            ------------    ------------    ------------
   Net increase/(decrease) resulting from operations ....................      1,782,900          10,397          98,212
                                                                            ------------    ------------    ------------
--------------------------
1999 Contract Transactions
--------------------------
   Net contract purchase payments .......................................      8,419,841       2,801,491       2,364,543
   Transfers between investment divisions ...............................      5,449,606         944,367         958,227
   Transfers on account of death ........................................             --              --              --
   Administrative charges-- Note 4 ......................................           (103)             --             (19)
   Annuity benefits .....................................................        (84,145)        (25,032)         (7,801)
   Transfers-- other ....................................................         (6,947)         (8,683)         (2,175)
                                                                            ------------    ------------    ------------
   Net increase/(decrease) from contract transactions ...................     13,778,252       3,712,143       3,312,775
                                                                            ------------    ------------    ------------
Actuarial Increase/(Decrease) in Reserves for Contracts in Payment Period             --              --              --
                                                                            ------------    ------------    ------------
Total Increase/(Decrease) in Net Assets .................................     15,561,152       3,722,540       3,410,987
   Net Assets at December 31, 1998 ......................................             --              --              --
                                                                            ------------    ------------    ------------
-------------------------------------------------------------------------------------------------------------------------
   Net Assets at December 31, 1999 ......................................   $ 15,561,152    $  3,722,540    $  3,410,987
-------------------------------------------------------------------------------------------------------------------------
                                                                            ============    ============    ============
----------------------------------------
2000 Increase/(Decrease) from Operations
----------------------------------------
  Net investment income/(expense) .......................................   $    (92,569)   $     34,935    $     18,200
  Net realized gain/(loss) from sale of investments .....................        (12,919)        (26,287)        (56,266)
  Reinvested realized gain distributions ................................      2,443,783         264,552         267,154
  Net change in unrealized appreciation/(depreciation) of investments ...     (2,732,886)       (365,160)       (381,548)
                                                                            ------------    ------------    ------------
  Net increase/(decrease) resulting from operations .....................       (394,591)        (91,960)       (152,460)
                                                                            ------------    ------------    ------------
--------------------------
2000 Contract Transactions
--------------------------
  Net contract purchase payments ........................................     10,400,436       2,348,519       1,919,856
  Transfer between investment divisions .................................      5,498,373         796,713         901,236
  Transfer on account of death ..........................................        (63,149)             --         (48,532)
  Administrative charges-- Note 4 .......................................         (1,199)            (50)           (179)
  Annuity benefits ......................................................       (464,765)       (109,702)       (121,849)
  Transfers-- other .....................................................         (3,289)         (6,466)           (166)
                                                                            ------------    ------------    ------------
  Net increase/(decrease) from contract transactions ....................     15,366,407       3,029,014       2,650,366
                                                                            ------------    ------------    ------------
Actuarial Increase/Decrease in Reserves for Contracts in Payment Period .             --              --              --
                                                                            ------------    ------------    ------------
Total Increase/(Decrease) in Net Assets .................................     14,971,816       2,937,054       2,497,906
  Net Assets at December 31, 1999 .......................................     15,561,152       3,722,540       3,410,987
                                                                            ------------    ------------    ------------
-------------------------------------------------------------------------------------------------------------------------
  Net Assets at June 30, 2000 ...........................................   $ 30,532,968    $  6,659,594    $  5,908,893
-------------------------------------------------------------------------------------------------------------------------
                                                                            ============    ============    ============

                                                                            ----------------------------
                                                                                INVESTMENT DIVISIONS
                                                                            ----------------------------
                                                                              Fidelity
                                                                               VIP III          Janus
                                                                               Mid Cap       Aggressive
                                                                            Service Class      Growth
                                                                            ----------------------------
----------------------------------------
1999 Increase/(Decrease) from Operations
----------------------------------------
   Net investment income/(expense) ......................................   $    (19,940)   $    (61,746)
   Net realized gain/(loss) from sale of investments ....................         18,674         247,586
   Reinvested realized gain distributions ...............................         13,485              --
   Net change in unrealized appreciation/(depreciation) of investments ..        334,353       6,711,186
                                                                            ------------    ------------
   Net increase/(decrease) resulting from operations ....................        346,572       6,897,026
                                                                            ------------    ------------
--------------------------
1999 Contract Transactions
--------------------------
   Net contract purchase payments .......................................      1,392,276      10,128,118
   Transfers between investment divisions ...............................        191,765      10,256,144
   Transfers on account of death ........................................             --         (42,698)
   Administrative charges-- Note 4 ......................................            (16)           (389)
   Annuity benefits .....................................................         (9,647)       (120,019)
   Transfers-- other ....................................................            427          (2,510)
                                                                            ------------    ------------
   Net increase/(decrease) from contract transactions ...................      1,574,805      20,218,646
                                                                            ------------    ------------
Actuarial Increase/(Decrease) in Reserves for Contracts in Payment Period             --              --
                                                                            ------------    ------------
Total Increase/(Decrease) in Net Assets .................................      1,921,377      27,115,672
   Net Assets at December 31, 1998 ......................................             --              --
                                                                            ------------    ------------
--------------------------------------------------------------------------------------------------------
   Net Assets at December 31, 1999 ......................................   $  1,921,377    $ 27,115,672
--------------------------------------------------------------------------------------------------------
                                                                            ============    ============
----------------------------------------
2000 Increase/(Decrease) from Operations
----------------------------------------
  Net investment income/(expense) .......................................   $    (24,418)   $  3,429,357
  Net realized gain/(loss) from sale of investments .....................        275,600       1,716,788
  Reinvested realized gain distributions ................................          9,548       1,769,541
  Net change in unrealized appreciation/(depreciation) of investments ...        611,051     (10,166,853)
                                                                            ------------    ------------
  Net increase/(decrease) resulting from operations .....................        871,781      (3,251,167)
                                                                            ------------    ------------
--------------------------
2000 Contract Transactions
--------------------------
  Net contract purchase payments ........................................      4,699,298      27,586,329
  Transfer between investment divisions .................................      3,175,578      21,948,641
  Transfer on account of death ..........................................             --          (6,966)
  Administrative charges-- Note 4 .......................................           (443)         (5,167)
  Annuity benefits ......................................................       (185,168)     (1,492,378)
  Transfers-- other .....................................................            754          20,332
                                                                            ------------    ------------
  Net increase/(decrease) from contract transactions ....................      7,690,019      48,050,791
                                                                            ------------    ------------
Actuarial Increase/Decrease in Reserves for Contracts in Payment Period .             --              --
                                                                            ------------    ------------
Total Increase/(Decrease) in Net Assets .................................      8,561,800      44,799,624
  Net Assets at December 31, 1999 .......................................      1,921,377      27,115,672
                                                                            ------------    ------------
--------------------------------------------------------------------------------------------------------
  Net Assets at June 30, 2000 ...........................................   $ 10,483,177    $ 71,915,296
--------------------------------------------------------------------------------------------------------
                                                                            ============    ============

                        See notes to financial statements

--------------------------------------------------------------------------------


                                    44 & 45

--------------------------------------------------------------------------------
The Guardian Separate Account E
-------------------------------

STATEMENTS OF CHANGES IN NET ASSETS
Year Ended December 31, 1999 (Audited) and
Six Months Ended June 30, 2000 (Unaudited)

                                                                            --------------------------------------------
                                                                                        INVESTMENT DIVISIONS
                                                                            --------------------------------------------

                                                                                Janus                          Janus
                                                                               Capital         Janus         Worldwide
                                                                            Appreciation      Growth          Growth
                                                                            --------------------------------------------
----------------------------------------
1999 Increase/(Decrease) from Operations
----------------------------------------
    Net investment income/(expense) .....................................   $    (30,707)   $    (26,494)   $    (34,642)
    Net realized gain/(loss) from sale of investments ...................        325,533          16,517           5,770
    Reinvested realized gain distributions ..............................             --              --              --
    Net change in unrealized appreciation/(depreciation) of investments .      7,163,946       2,150,539       3,045,599
                                                                            ------------    ------------    ------------
    Net increase/(decrease) resulting from operations ...................      7,458,772       2,140,562       3,016,727
                                                                            ------------    ------------    ------------
--------------------------
1999 Contract Transactions
--------------------------
    Net contract purchase payments ......................................     15,225,865       7,331,131       6,033,969
    Transfers between investment divisions ..............................      9,920,644       5,549,425       5,201,449
    Transfers on account of death .......................................             --              --         (38,758)
    Administrative charges -- Note 4 ....................................           (185)            (83)           (105)
    Annuity benefits ....................................................       (218,196)        (92,811)        (72,958)
    Transfers -- other ..................................................         20,600          28,204           3,925
                                                                            ------------    ------------    ------------
    Net increase/(decrease) from contract transactions ..................     24,948,728      12,815,866      11,127,522
                                                                            ------------    ------------    ------------
Actuarial Increase/(Decrease) in Reserves for Contracts in Payment Period             --              --              --
                                                                            ------------    ------------    ------------
Total Increase/(Decrease) in Net Assets .................................     32,407,500      14,956,428      14,144,249
    Net Assets at December 31, 1998 .....................................             --              --              --
                                                                            ------------    ------------    ------------
------------------------------------------------------------------------------------------------------------------------
    Net Assets at December 31, 1999 .....................................   $ 32,407,500    $ 14,956,428    $ 14,144,249
------------------------------------------------------------------------------------------------------------------------
                                                                            ============    ============    ============
----------------------------------------
2000 Increase/(Decrease) from Operations
----------------------------------------
  Net investment income/(expense) .......................................   $   (136,230)   $    307,556    $    (46,865)
  Net realized gain/(loss) from sale of investments .....................        870,647         314,646         285,647
  Reinvested realized gain distributions ................................         19,818         785,122         476,307
  Net change in unrealized appreciation/(depreciation) of investments ...     (3,380,083)     (1,295,214)     (1,503,797)
                                                                            ------------    ------------    ------------
  Net increase/(decrease) resulting from operations .....................     (2,625,848)        112,110        (788,708)
                                                                            ------------    ------------    ------------
--------------------------
2000 Contract Transactions
--------------------------
  Net contract purchase payments ........................................     17,833,594      13,821,746      21,009,528
  Transfer between investment divisions .................................      3,122,413       4,358,257      11,222,175
  Transfer on account of death ..........................................        (23,841)             --         (19,951)
  Administrative charges -- Note 4 ......................................         (2,383)         (1,370)         (1,743)
  Annuity benefits ......................................................     (1,319,443)       (478,415)       (442,584)
  Transfers -- other ....................................................         (6,367)         13,683           4,870
                                                                            ------------    ------------    ------------
  Net increase/(decrease) from contract transactions ....................     19,603,973      17,713,901      31,772,295
                                                                            ------------    ------------    ------------
Actuarial Increase/Decrease in Reserves for Contracts in Payment Period .             --              --              --
                                                                            ------------    ------------    ------------
Total Increase/(Decrease) in Net Assets .................................     16,978,125      17,826,011      30,983,587
  Net Assets at December 31, 1999 .......................................     32,407,500      14,956,428      14,144,249
                                                                            ------------    ------------    ------------
------------------------------------------------------------------------------------------------------------------------
  Net Assets at June 30, 2000 ...........................................   $ 49,385,625    $ 32,782,439    $ 45,127,836
------------------------------------------------------------------------------------------------------------------------
                                                                            ============    ============    ============

                                                                            --------------------------------------------
                                                                                        INVESTMENT DIVISIONS
                                                                            --------------------------------------------
                                                                                                 MFS
                                                                                 MFS           Growth            MFS
                                                                              Emerging          With             New
                                                                               Growth          Income         Discovery
                                                                            --------------------------------------------
----------------------------------------
1999 Increase/(Decrease) from Operations
----------------------------------------
    Net investment income/(expense) .....................................   $    (10,408)   $   (498,479)   $     (1,878)
    Net realized gain/(loss) from sale of investments ...................          9,588       1,032,805          46,857
    Reinvested realized gain distributions ..............................             --         175,277          18,626
    Net change in unrealized appreciation/(depreciation) of investments .      1,195,900       1,818,868         147,859
                                                                            ------------    ------------    ------------
    Net increase/(decrease) resulting from operations ...................      1,195,080       2,528,471         211,464
                                                                            ------------    ------------    ------------
--------------------------
1999 Contract Transactions
--------------------------
    Net contract purchase payments ......................................      1,819,270      23,585,039         368,543
    Transfers between investment divisions ..............................      1,302,273      (3,234,194)        498,470
    Transfers on account of death .......................................             --         (80,569)             --
    Administrative charges -- Note 4 ....................................            (30)        (25,437)            (11)
    Annuity benefits ....................................................         (7,353)     (3,120,917)         (6,406)
    Transfers -- other ..................................................          3,637          (3,542)         (2,932)
                                                                            ------------    ------------    ------------
    Net increase/(decrease) from contract transactions ..................      3,117,797      17,120,380         857,664
                                                                            ------------    ------------    ------------
Actuarial Increase/(Decrease) in Reserves for Contracts in Payment Period             --              --              --
                                                                            ------------    ------------    ------------
Total Increase/(Decrease) in Net Assets .................................      4,312,877      19,648,851       1,069,128
    Net Assets at December 31, 1998 .....................................             --      36,034,910              --
                                                                            ------------    ------------    ------------
------------------------------------------------------------------------------------------------------------------------
    Net Assets at December 31, 1999 .....................................   $  4,312,877    $ 55,683,761    $  1,069,128
------------------------------------------------------------------------------------------------------------------------
                                                                            ============    ============    ============
----------------------------------------
2000 Increase/(Decrease) from Operations
----------------------------------------
  Net investment income/(expense) .......................................   $    (58,794)   $   (124,117)   $    (21,533)
  Net realized gain/(loss) from sale of investments .....................         20,631         426,954          49,975
  Reinvested realized gain distributions ................................        555,434         439,466          72,592
  Net change in unrealized appreciation/(depreciation) of investments ...       (934,807)       (886,132)            (59)
                                                                            ------------    ------------    ------------
  Net increase/(decrease) resulting from operations .....................       (417,536)       (143,829)        100,975
                                                                            ------------    ------------    ------------
--------------------------
2000 Contract Transactions
--------------------------
  Net contract purchase payments ........................................      5,594,727       3,927,422       2,311,675
  Transfer between investment divisions .................................      3,230,137      (3,342,803)      1,933,924
  Transfer on account of death ..........................................             --         (91,119)        (12,647)
  Administrative charges -- Note 4 ......................................           (567)        (20,714)           (265)
  Annuity benefits ......................................................        (97,786)     (1,888,247)       (133,408)
  Transfers -- other ....................................................          9,034            (316)            875
                                                                            ------------    ------------    ------------
  Net increase/(decrease) from contract transactions ....................      8,735,545      (1,415,777)      4,100,154
                                                                            ------------    ------------    ------------
Actuarial Increase/Decrease in Reserves for Contracts in Payment Period .             --          22,680              --
                                                                            ------------    ------------    ------------
Total Increase/(Decrease) in Net Assets .................................      8,318,009      (1,536,926)      4,201,129
  Net Assets at December 31, 1999 .......................................      4,312,877      55,683,761       1,069,128
                                                                            ------------    ------------    ------------
------------------------------------------------------------------------------------------------------------------------
  Net Assets at June 30, 2000 ...........................................   $ 12,630,886    $ 54,146,835    $  5,270,257
------------------------------------------------------------------------------------------------------------------------
                                                                            ============    ============    ============

                                                                            ----------------------------
                                                                                INVESTMENT DIVISIONS
                                                                            ----------------------------

                                                                                                 MFS
                                                                                 MFS            Total
                                                                              Research         Return
                                                                            ----------------------------
----------------------------------------
1999 Increase/(Decrease) from Operations
----------------------------------------
    Net investment income/(expense) .....................................   $     (2,385)   $     (4,722)
    Net realized gain/(loss) from sale of investments ...................           (459)           (727)
    Reinvested realized gain distributions ..............................             --              --
    Net change in unrealized appreciation/(depreciation) of investments .         81,777          11,894
                                                                            ------------    ------------
    Net increase/(decrease) resulting from operations ...................         78,933           6,445
                                                                            ------------    ------------
--------------------------
1999 Contract Transactions
--------------------------
    Net contract purchase payments ......................................        400,050       1,103,512
    Transfers between investment divisions ..............................        164,433         763,589
    Transfers on account of death .......................................             --              --
    Administrative charges -- Note 4 ....................................             --              (7)
    Annuity benefits ....................................................             --         (13,766)
    Transfers -- other ..................................................           (197)           (206)
                                                                            ------------    ------------
    Net increase/(decrease) from contract transactions ..................        654,286       1,853,122
                                                                            ------------    ------------
Actuarial Increase/(Decrease) in Reserves for Contracts in Payment Period             --              --
                                                                            ------------    ------------
Total Increase/(Decrease) in Net Assets .................................        643,219       1,859,567
    Net Assets at December 31, 1998 .....................................             --              --
                                                                            ------------    ------------
--------------------------------------------------------------------------------------------------------
    Net Assets at December 31, 1999 .....................................   $    643,219    $  1,859,567
--------------------------------------------------------------------------------------------------------
                                                                            ============    ============
----------------------------------------
2000 Increase/(Decrease) from Operations
----------------------------------------
  Net investment income/(expense) .......................................   $     (8,665)   $     50,866
  Net realized gain/(loss) from sale of investments .....................         10,584          (5,791)
  Reinvested realized gain distributions ................................        105,370          65,419
  Net change in unrealized appreciation/(depreciation) of investments ...        (21,537)        (38,604)
                                                                            ------------    ------------
  Net increase/(decrease) resulting from operations .....................         85,752          71,890
                                                                            ------------    ------------
--------------------------
2000 Contract Transactions
--------------------------
  Net contract purchase payments ........................................        981,305         986,008
  Transfer between investment divisions .................................        503,059         622,303
  Transfer on account of death ..........................................             --              --
  Administrative charges -- Note 4 ......................................            (46)            (53)
  Annuity benefits ......................................................        (12,393)        (59,589)
  Transfers -- other ....................................................           (720)            937
                                                                            ------------    ------------
  Net increase/(decrease) from contract transactions ....................      1,471,205       1,549,606
                                                                            ------------    ------------
Actuarial Increase/Decrease in Reserves for Contracts in Payment Period .             --              --
                                                                            ------------    ------------
Total Increase/(Decrease) in Net Assets .................................      1,556,957       1,621,496
  Net Assets at December 31, 1999 .......................................        643,219       1,859,567
                                                                            ------------    ------------
--------------------------------------------------------------------------------------------------------
  Net Assets at June 30, 2000 ...........................................   $  2,200,176    $  3,481,063
--------------------------------------------------------------------------------------------------------
                                                                            ============    ============

                        See notes to financial statements

--------------------------------------------------------------------------------


                                    46 & 47

--------------------------------------------------------------------------------
The Guardian Separate Account E
-------------------------------

NOTES TO FINANCIAL STATEMENTS
June 30, 2000 (Unaudited)

----------------------
Note 1 -- Organization
----------------------

      The Guardian Separate Account E (the Account), a unit investment trust registered under the Investment Company Act of 1940, as amended, was organized by The Guardian Insurance & Annuity Company, Inc. (GIAC) on September 26, 1996 and commenced operations on September 15, 1997. GIAC is a wholly owned subsidiary of The Guardian Life Insurance Company of America (Guardian). GIAC issues the individual deferred variable annuity contracts offered through the Account. GIAC provides for accumulations and benefits under the contracts by crediting the net premium purchase payments to one or more investment divisions established within the Account, or to the Fixed Rate Option (FRO), as selected by the contractowner. Amounts allocated to the FRO are maintained by GIAC in its general account. The contractowner may transfer his or her contract value among the thirty one investment options within the Account, or the FRO. However, a contractowner may only invest in up to twenty investment divisions, including the FRO, at any time. Contractowners who qualify may also purchase either a seven year or contract anniversary Enhanced Death Benefit Rider, which may provide greater death benefits than the proceeds payable under the basic contract, and/or a Living Benefit Rider, which provides for preservation of principal. The thirty one investment options of the Account correspond to the following underlying mutual funds in which the investment option invests: The Guardian Stock Fund, Inc. (GSF), The Guardian VC 500 Index Fund, The Guardian VC Asset Allocation Fund, The Guardian VC High Yield Bond Fund, The Guardian Bond Fund, Inc. (GBF), The Guardian Cash Fund, Inc. (GCF), Gabelli Capital Asset Fund
(GCAF), Baillie Gifford International Fund (BGIF), Baillie Gifford Emerging Markets Fund (BGEMF), The Guardian Small Cap Stock Fund (GSCF), Value Line Centurion Fund, Inc., Value Line Strategic Asset Management Trust, AIM V.I. Capital Appreciation Fund, AIM V.I. Global Utilities Fund, AIM V.I. Value Fund, Davis Financial Portfolio, Davis Real Estate Portfolio, Davis Value Portfolio, Fidelity VIP II Contrafund Portfolio, Fidelity VIP Equity-Income Portfolio, Fidelity VIP III Growth Opportunities Portfolio, Fidelity VIP III Mid Cap Portfolio, Janus Aggressive Growth Portfolio, Janus Capital Appreciation Portfolio, Janus Growth Portfolio, Janus Worldwide Growth Portfolio, MFS Emerging Growth Series, MFS Growth With Income Series, MFS New Discovery Series, MFS Research Series, and MFS Total Return Series (collectively, the Funds and individually, a Fund). A tax-qualified and a non-tax-qualified investment division have been established within each investment option available in the Account.

      GSF, The Guardian VC 500 Index Fund, The Guardian VC Asset Allocation Fund, The Guardian VC High Yield Bond Fund, GBF, GCF and GSCF each has an investment advisory agreement with Guardian Investor Services Corporation
(GISC), a wholly owned subsidiary of GIAC. GCAF has a management agreement with GISC. BGIF and BGEMF each has an investment advisory agreement with Guardian Baillie Gifford Ltd., a joint venture company formed by GIAC and Baillie Gifford Overseas Ltd.

      Under applicable insurance law, the assets and liabilities of the Account are clearly identified and distinguished from the other assets and liabilities of GIAC. The assets of the Account will not be charged with any liabilities arising out of any other business conducted by GIAC, but the obligations of the Account, including the promise to make annuity payments, are obligations of GIAC.

-----------------------------------------
Note 2 -- Significant Accounting Policies
-----------------------------------------

      The following is a summary of significant accounting policies of the Account.

Investments

      (a) Net proceeds of payments made by contractowners to the Account are invested by the Account's investment divisions in shares of the corresponding Funds at net asset value. All distributions made by a Fund are reinvested in shares of the same Fund.

      (b) The market value of the investments in the Funds is based on the net asset value of the respective Funds as of their close of business on the valuation date.

      (c) Investment transactions are accounted for on the trade date and income is recorded on the ex-dividend date.

      (d) The cost of investments sold is determined on a first in, first out
(FIFO) basis.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

NOTES TO FINANCIAL STATEMENTS
June 30, 2000 (Unaudited) (Continued)

Federal Income Taxes

      The operations of the Account are part of the operations of GIAC and, as such, are included in the combined tax return of GIAC. GIAC is taxed as a life insurance company under the Internal Revenue Code of 1986, as amended. Under tax law, no federal income taxes are payable by GIAC with respect to the operations of the Account.

-----------------------------------
Note 3 -- Net Assets, June 30, 2000
-----------------------------------

      The following table of net assets includes both qualified and non-qualified units within the account.

                                                           Units        Accumulation        Total
                                                        Outstanding      Unit Value      Unit Value
                                                        -----------      ----------      ----------
REGULAR CONTRACT
    The Guardian Stock Fund .......................   16,815,388.038   $    16.425446   $276,200,248
    The Guardian VC 500 Index Fund ................      287,694.901        10.746173      3,091,619
    The Guardian VC Asset Allocation Fund .........      305,678.765        11.173756      3,415,580
    The Guardian VC High Yield Bond Fund ..........       45,380.664        10.123226        459,399
    The Guardian Bond Fund ........................    2,016,721.816        11.072462     22,330,076
    The Guardian Cash Fund ........................    3,265,087.053        11.107299     36,266,298
    Gabelli Capital Asset Fund ....................    1,551,870.873        14.718641     22,841,430
    Baillie Gifford International Fund ............    1,567,875.115        14.542834     22,801,348
    Baillie Gifford Emerging Markets Fund .........      488,503.667         9.844560      4,809,104
    The Guardian Small Cap Stock Fund .............    1,723,304.375        14.217455     24,501,002
    Value Line Centurion Fund .....................    2,383,881.407        15.757411     37,563,799
    Value Line Strategic Asset Mgmt Trust .........    7,460,170.218        16.562242    123,557,145
    AIM V.I. Capital Appreciation Fund ............      447,199.407        14.112259      6,310,994
    AIM V.I. Global Utilities Fund ................      152,883.139        12.939056      1,978,164
    AIM V.I. Value Fund ...........................    2,107,301.686        11.178525     23,556,525
    Davis Financial Portfolio .....................      192,923.369         9.888874      1,907,795
    Davis Real Estate Portfolio ...................       19,872.750         9.917475        197,087
    Davis Value Portfolio .........................    1,025,777.493        10.846866     11,126,471
    Fidelity VIP II Contrafund Portfolio ..........    1,766,923.088        10.877182     19,219,144
    Fidelity VIP Equity-Income ....................      520,861.757         9.055057      4,716,433
    Fidelity VIP III Growth Opportunities Portfolio      433,019.987         9.307848      4,030,484
    Fidelity VIP III Mid Cap Portfolio ............      456,377.509        15.932151      7,271,075
    Janus Aggressive Growth Portfolio .............    2,921,180.086        17.293248     50,516,692
    Janus Capital Appreciation Portfolio ..........    2,507,870.776        12.596033     31,589,223
    Janus Growth Portfolio ........................    1,727,285.889        12.397022     21,413,201
    Janus Worldwide Growth Portfolio ..............    1,951,828.528        14.699097     28,690,117
    MFS Emerging Growth Series ....................      554,090.279        15.113624      8,374,312
    MFS Growth With Income Series .................    2,408,764.471        13.424902     32,337,427
    MFS New Discovery Series ......................      183,019.318        15.433336      2,824,599
    MFS Research Series ...........................      134,605.492        11.963943      1,610,412
    MFS Total Return Series .......................      227,914.582         9.938541      2,265,138

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
The Guardian Separate Account E
-------------------------------

NOTES TO FINANCIAL STATEMENTS
June 30, 2000 (Unaudited) (Continued)

                                                     Units     Accumulation    Total
                                                  Outstanding   Unit Value  Unit Value
                                                  -----------   ----------  ----------
LIVING BENEFIT RIDER
    The Guardian Stock Fund ...................   13,277.061   $11.037924   $146,551
    The Guardian VC 500 Index Fund ............    2,544.408    10.239491     26,053
    The Guardian VC Asset Allocation Fund .....      192.648    10.672971      2,056
    The Guardian Bond Fund ....................   40,340.312    10.212104    411,959
    The Guardian Cash Fund ....................    4,373.711    10.222839     44,712
    Gabelli Capital Asset Fund ................      379.868    10.635659      4,040
    Baillie Gifford International Fund ........    2,066.982    10.027032     20,726
    Baillie Gifford Emerging Markets Fund .....      518.519    10.397363      5,391
    The Guardian Small Cap Stock Fund .........      493.368    12.293039      6,065
    Value Line Centurion Fund .................    2,124.543    10.913054     23,185
    Value Line Strategic Asset Mgmt Trust .....    6,581.865    10.921712     71,885
    AIM V.I. Capital Appreciation Fund ........    3,141.373    11.936385     37,497
    AIM V.I.Global Utilities Fund .............      408.214    11.121785      4,540
    AIM V.I.Value Fund ........................    5,367.588    10.470079     56,199
    Davis Value Portfolio .....................      721.606    11.162976      8,055
    Fidelity VIP Contrafund Portfolio .........    2,972.266    10.425406     30,987
    Fidelity VIP Growth Opportunities Portfolio      661.535     9.854008      6,519
    Fidelity VIP Mid Cap Portfolio ............       81.866    13.748455      1,126
    Janus Aggressive Growth Portfolio .........    3,912.850    11.454154     44,818
    Janus Capital Appreciation Portfolio ......    1,112.945    10.505440     11,692
    Janus Growth Portfolio ....................   12,598.598    10.798092    136,041
    Janus Worldwide Growth Portfolio ..........    6,269.849    11.272894     70,679
    MFS Emerging Growth Series ................      522.612    11.547570      6,035
    MFS Growth With Income Series .............      192.278    10.389163      1,998
    MFS New Discovery Series ..................      322.635    12.043769      3,886
    MFS Research Series .......................    1,425.146    11.320584     16,133
    MFS Total Return Series ...................      579.987    10.313177      5,982

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

NOTES TO FINANCIAL STATEMENTS
June 30, 2000 (Unaudited) (Continued)

                                                          Units       Accumulation        Total
                                                       Outstanding     Unit Value      Unit Value
                                                       -----------     ----------      ----------
7 YEAR ENHANCED DEATH BENEFIT RIDER (EDBR)
    The Guardian Stock Fund .......................   7,500,838.922   $   16.333313   $122,513,550
    The Guardian VC 500 Index Fund ................      99,987.094       10.728804      1,072,742
    The Guardian VC Asset Allocation Fund .........      81,171.016       11.155697        905,519
    The Guardian VC High Yield Bond Fund ..........      17,348.399       10.106850        175,338
    The Guardian Bond Fund ........................     893,773.198       11.010317      9,840,726
    The Guardian Cash Fund ........................   1,512,092.021       11.044990     16,701,041
    Gabelli Capital Asset Fund ....................     979,133.073       14.636078     14,330,668
    Baillie Gifford International Fund ............     895,463.126       14.461245     12,949,512
    Baillie Gifford Emerging Markets Fund .........     279,433.555        9.789327      2,735,466
    The Guardian Small Cap Stock Fund .............     863,598.752       14.137732     12,209,328
    Value Line Centurion Fund .....................     775,378.915       15.669007     12,149,418
    Value Line Strategic Asset Mgmt Trust .........   3,478,765.236       16.469332     57,292,940
    AIM V.I. Capital Appreciation Fund ............     134,302.334       14.083969      1,891,510
    AIM V.I. Global Utilities Fund ................     755,209.226       11.156099      8,425,189
    AIM V.I. Value Fund ...........................      77,023.139       12.913126        994,609
    Davis Financial Portfolio .....................     246,009.220        9.869045      2,427,876
    Davis Real Estate Portfolio ...................      10,730.259        9.897586        106,204
    Davis Value Portfolio .........................     633,698.411       10.825126      6,859,865
    Fidelity VIP II Contrafund Portfolio ..........     927,083.244       10.855374     10,063,835
    Fidelity VIP Equity-Income ....................     190,146.931        9.036881      1,718,335
    Fidelity VIP III Growth Opportunities Portfolio     163,078.168        9.289172      1,514,861
    Fidelity VIP III Mid Cap Portfolio ............     155,740.450       15.900250      2,476,312
    Janus Aggressive Growth Portfolio .............   1,063,841.158       17.258590     18,360,398
    Janus Capital Appreciation Portfolio ..........   1,130,077.449       12.570789     14,205,965
    Janus Growth Portfolio ........................     698,433.775       12.372178      8,641,147
    Janus Worldwide Growth Portfolio ..............     822,119.634       14.669647     12,060,205
    MFS Emerging Growth Series ....................     198,084.861       15.083353      2,987,784
    MFS Growth With Income Series .................   1,545,920.927       13.349575     20,637,387
    MFS New Discovery Series ......................     135,409.939       15.402445      2,085,644
    MFS Research Series ...........................      44,448.975       11.939959        530,719
    MFS Total Return Series .......................     108,200.752        9.918601      1,073,200

7 YEAR EDBR PLUS LIVING BENEFIT RIDER
    The Guardian Stock Fund .......................         140.859       11.025950          1,553
    Value Line Strategic Asset Mgmt Trust .........         141.457       10.909853          1,543
    AIM V.I.Value Fund ............................         141.132       10.458725          1,476
    Janus Aggressive Growth Portfolio .............          69.051       11.441726            790
    Janus Growth Portfolio ........................         139.917       10.786376          1,509
    MFS Emerging Growth Series ....................          65.979       11.535047            761

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
The Guardian Separate Account E
-------------------------------

NOTES TO FINANCIAL STATEMENTS
June 30, 2000 (Unaudited) (Continued)

                                                     Units      Accumulation     Total
                                                  Outstanding    Unit Value   Unit Value
                                                  -----------    ----------   ----------
CONTRACT ANNIVERSARY ENHANCED
DEATH BENEFIT RIDER
    The Guardian Stock Fund ...................   728,864.534   $ 12.319092   $8,978,949
    The Guardian VC 500 Index Fund ............    19,064.373     10.724474      204,455
    The Guardian VC Asset Allocation Fund .....    41,603.272     11.151184      463,926
    The Guardian High Yield Bond Fund .........    26,980.264     10.102756      272,575
    The Guardian Bond Fund ....................    54,203.052     10.301441      558,370
    The Guardian Cash Fund ....................   156,261.912     10.319008    1,612,468
    Gabelli Capital Asset Fund ................    26,485.980     10.848796      287,341
    Baillie Gifford International Fund ........    94,327.717     11.221367    1,058,486
    Baillie Gifford Emerging Markets Fund .....     9,075.134     12.685100      115,119
    The Guardian Small Cap Stock Fund .........    45,007.904     14.884811      669,934
    Value Line Centurion Fund .................    75,615.024     11.751390      888,582
    Value Line Strategic Asset Mgmt Trust .....   388,345.657     11.470347    4,454,459
    AIM V.I.Capital Appreciation Fund .........    70,322.277     14.092733      991,033
    AIM V.I.Global Utilities Fund .............    14,305.271     12.882155      184,283
    AIM V.I.Value Fund ........................   326,215.475     11.357185    3,704,889
    Davis Financial Portfolio .................    12,955.613     10.626297      137,670
    Davis Real Estate Portfolio ...............         6.911     10.726166           74
    Davis Value Portfolio .....................    70,623.164     11.280126      796,638
    Fidelity VIP Contrafund Portfolio .........   109,618.776     11.099021    1,216,661
    Fidelity VIP Equity Income ................    21,019.916      9.440536      198,439
    Fidelity VIP Growth Opportunities Portfolio    34,043.023      9.684934      329,704
    Fidelity VIP Mid Cap Portfolio ............    46,619.210     15.227361      709,888
    Janus Aggressive Growth Portfolio .........   189,561.238     15.683308    2,972,947
    Janus Capital Appreciation Portfolio ......   264,328.792     13.060955    3,452,386
    Janus Growth Portfolio ....................   209,740.381     12.245236    2,568,320
    Janus Worldwide Growth ....................   302,293.627     14.189580    4,289,420
    MFS Emerging Growth Series ................    86,266.863     14.613227    1,260,637
    MFS Growth With Income Series .............    84,836.997     10.403568      882,607
    MFS New Discovery Series ..................    22,200.609     15.882949      352,611
    MFS Research Series .......................     3,324.359     12.201380       40,562
    MFS Total Return Series ...................    13,517.422     10.116022      136,743

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

NOTES TO FINANCIAL STATEMENTS
June 30, 2000 (Unaudited) (Continued)

                                               Units    Accumulation       Total
                                            Outstanding  Unit Value     Unit Value
                                            -----------  ----------     ----------
CONTRACT ANNIVERSARY EDBR PLUS
LIVING BENEFIT RIDER
    The Guardian Stock Fund .............    3,405.373   $11.022954   $       37,537
    The Guardian VC Asset Allocation Fund      377.587    10.658485            4,025
    The Guardian Bond Fund ..............    4,327.910    10.198237           44,137
    The Guardian Cash Fund ..............    2,169.742    10.208971           22,151
    Value Line Centurion Fund ...........      741.597    10.898255            8,082
    Value Line Strategic Asset Mgmt Trust      644.190    10.906893            7,026
    AIM V.I.Capital Appreciation Fund ...      198.672    11.920202            2,368
    AIM V.I.Global Utilities Fund .......      209.289    11.106703            2,325
    AIM V.I.Value Fund ..................      659.022    10.455877            6,891
    Davis Financial Portfolio ...........       90.063    10.972751              988
    Fidelity VIP Contrafund Portfolio ...      224.730    10.411266            2,340
    Fidelity VIP Mid Cap Portfolio ......      174.728    13.729820            2,399
    Janus Aggressive Growth Portfolio ...    1,717.897    11.438612           19,650
    Janus Growth Portfolio ..............    2,060.634    10.783450           22,221
    MFS Emerging Growth Series ..........      117.687    11.531908            1,357
    MFS New Discovery Series ............      292.476    12.027443            3,518
    MFS Research Series .................      207.825    11.305230            2,350
                                                                      --------------
                                                                       1,262,913,508
    Contracts receiving annuity payments                                   3,802,551
                                                                      --------------
Total Net Assets ........................                             $1,266,716,059
                                                                      ==============

------------------------------------------
Note 4 -- Administrative and Mortality and
          Expense Risk Charges
------------------------------------------

      Contractual charges paid to GIAC include:

      (1) a fixed annual contract fee of $35 is deducted on each contract anniversary date before annuitization and upon surrender prior to annuitization to cover GIAC's administrative expenses. For the six months ended June 30, 2000 and the year ended December 31, 1999, administrative fees amounted to $321,119 and $348,357, respectively;

      (2) a charge for mortality and expense risk is computed daily and is equal to an annual rate of 1.05% of the average daily net assets applicable to contractowners. There are additional charges applicable to each rider option. The charges are calculated as a percentage of average daily net asset value of the applicable contracts as follows:

      a) 7 Year Enhanced Death Benefit Rider, with an annual rate of .20%;

      b) Contract Anniversary Enhanced Death Benefit Rider, with an annual rate of .25%;

      c) Living Benefit Rider, with an annual rate of .25%.

      For the six months ended June 30, 2000, the total mortality and expense risk charge was $ 7,700,727.

      (3) contingent deferred sales charges on certain partial or total surrenders. These charges are assessed against redemptions and paid to GIAC during the first seven contract years. Contingent deferred sales charges were $ 892,257 for the six months ended June 30, 2000.

      (4) a daily administrative expense charge against the net assets of each investment option in the amount equal to .20% on an annual basis; and

      (5) a charge for premium taxes deducted from either the contract payment or upon annuitization, as determined in accordance with applicable state law.

      Currently, GIAC makes no charge against the Account for GIAC's federal income taxes. However, GIAC reserves the right to charge taxes attributable to the Account in the future.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
The Guardian Separate Account E
-------------------------------

NOTES TO FINANCIAL STATEMENTS
June 30, 2000 (Unaudited) (Continued)

--------------------------------------------------------------------------
Note 5 -- Accumulation Values for the Current Year and the Four Prior Year Ends for Both Qualified and Non-Qualified Accounts
--------------------------------------------------------------------------

                                                    June 30,  December 31,  December 31,  December 31,  December 31,
                                                      2000        1999          1998          1997          1996
                                                    --------  ------------  ------------  ------------  ------------
REGULAR CONTRACT
The Guardian Stock Fund .......................    16.425446   $16.001218    $12.353746    $10.436872            --
The Guardian VC 500 Index Fund ................    10.746173    10.864326            --            --            --
The Guardian VC Asset Allocation Fund .........    11.173756    10.760427            --            --            --
The Guardian VC High Yield Bond Fund ..........    10.123226    10.258435            --            --            --
The Guardian Bond Fund ........................    11.072462    10.764733     10.993295     10.298674            --
The Guardian Cash Fund ........................    11.107299    10.870168     10.505943     10.121184            --
Gabelli Capital Asset Fund ....................    14.718641    14.359427     12.136862     11.002284            --
Baillie Gifford International Fund ............    14.542834    15.924776     11.592275      9.687628            --
Baillie Gifford Emerging Markets Fund .........     9.844560    10.370887      6.096587      8.430653            --
The Guardian Small Cap Stock Fund .............    14.217455    12.808346      9.604560     10.320078            --
Value Line Centurion Fund .....................    15.757411    15.429030     12.184885      9.680080            --
Value Line Strategic Asset Mgmt Trust .........    16.562242    15.841725     12.904249     10.252672            --
AIM V.I. Capital Appreciation Fund ............    14.112259    13.120560            --            --            --
AIM V.I. Global Utilities Fund ................    12.939056    12.400430            --            --            --
AIM V.I. Value Fund ...........................    11.178525    11.279171            --            --            --
Davis Financial Portfolio .....................     9.888874     9.223916            --            --            --
Davis Real Estate Portfolio ...................     9.917475     8.864110            --            --            --
Davis Value Portfolio .........................    10.846866    10.198692            --            --            --
Fidelity VIP II Contrafund Portfolio ..........    10.877182    11.095996            --            --            --
Fidelity VIP Equity-Income ....................     9.055057     9.370727            --            --            --
Fidelity VIP III Growth Opportunities Portfolio     9.307848     9.726434            --            --            --
Fidelity VIP III Mid Cap Portfolio ............    15.932151    12.866435            --            --            --
Janus Aggressive Growth Portfolio .............    17.293248    17.132805            --            --            --
Janus Capital Appreciation Portfolio ..........    12.596033    13.203112            --            --            --
Janus Growth Portfolio ........................    12.397022    12.263634            --            --            --
Janus Worldwide Growth Portfolio ..............    14.699097    14.492601            --            --            --
MFS Emerging Growth Series ....................    15.113624    15.565959            --            --            --
MFS Growth With Income Series .................    13.424902    13.439773     12.755968     10.559985            --
MFS New Discovery Series ......................    15.433336    14.334859            --            --            --
MFS Research Series ...........................    11.963943    11.324492            --            --            --
MFS Total Return Series .......................     9.938541     9.744634            --            --            --

REGULAR CONTRACT LIVING
BENEFIT RIDER
The Guardian Stock Fund .......................    11.037924           --            --            --            --
The Guardian VC 500 Index Fund ................    10.239491           --            --            --            --
The Guardian VC Asset Allocation Fund .........    10.672971           --            --            --            --
The Guardian Bond Fund ........................    10.212104           --            --            --            --
The Guardian Cash Fund ........................    10.222839           --            --            --            --
Gabelli Capital Asset Fund ....................    10.635659           --            --            --            --
Baillie Gifford International Fund ............    10.027032           --            --            --            --
Baillie Gifford Emerging Markets Fund .........    10.397363           --            --            --            --
The Guardian Small Cap Stock Fund .............    12.293039           --            --            --            --
Value Line Centurion Fund .....................    10.913054           --            --            --            --
Value Line Strategic Asset Mgmt Trust .........    10.921712           --            --            --            --
AIM V.I. Capital Appreciation Fund ............    11.936385           --            --            --            --

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

NOTES TO FINANCIAL STATEMENTS
June 30, 2000 (Unaudited) (Continued)

                                                     June 30,   December 31,   December 31,  December 31,  December 31,
                                                       2000         1999           1998          1997          1996
                                                     --------   ------------   ------------  ------------  ------------
REGULAR CONTRACT
AIM V.I. Global Utilities Fund ................     11.121785            --            --            --            --
AIM V.I. Value Fund ...........................     10.470079            --            --            --            --
Davis  Value Portfolio ........................     11.162976            --            --            --            --
Fidelity VIP Contrafund Portfolio .............     10.425406            --            --            --            --
Fidelity VIP Growth Opportunities Portfolio ...      9.854008            --            --            --            --
Fidelity VIP Mid Cap Portfolio ................     13.748455            --            --            --            --
Janus Aggressive Growth Portfolio .............     11.454154            --            --            --            --
Janus Capital Appreciation Portfolio ..........     10.505440            --            --            --            --
Janus Growth Portfolio ........................     10.798092            --            --            --            --
Janus Worldwide Growth Portfolio ..............     11.272894            --            --            --            --
Mfs Emerging Growth Series ....................     11.547570            --            --            --            --
Mfs Growth With Income Series .................     10.389163            --            --            --            --
Mfs New Discovery Series ......................     12.043769            --            --            --            --
Mfs Research Series ...........................     11.320584            --            --            --            --
Mfs Total Return Series .......................     10.313177            --            --            --            --

7 YEAR ENHANCED DEATH BENEFIT RIDER
The Guardian Stock Fund .......................     16.333313     15.927359     12.321351     10.430349            --
The Guardian VC 500 Index Fund ................     10.728804     10.857605            --            --            --
The Guardian VC Asset Allocation Fund .........     11.155697     10.753769            --            --            --
The Guardian VC High Yield Bond Fund ..........     10.106850     10.252080            --            --            --
The Guardian Bond Fund ........................     11.010317     10.715014     10.964447     10.292235            --
The Guardian Cash Fund ........................     11.044990     10.819969     10.478386     10.114859            --
Gabelli Capital Asset Fund ....................     14.636078     14.293136     12.015018     10.995415            --
Baillie Gifford International Fund ............     14.461245     15.851261     11.561875      9.681566            --
Baillie Gifford Emerging Markets Fund .........      9.789327     10.323007      6.080581      8.425380            --
The Guardian Small Cap Stock Fund .............     14.137732     12.749244      9.579381     10.313630            --
Value Line Centurion Fund .....................     15.669007     15.357797     12.152922      9.674029            --
Value Line Strategic Asset Mgmt Trust .........     16.469332     15.768599     12.870405     10.246260            --
AIM V.I. Capital Appreciation Fund ............     14.083969     13.107332            --            --            --
AIM V.I. Global Utilities Fund ................     11.156099     12.387934            --            --            --
AIM V.I. Value Fund ...........................     12.913126     11.267802            --            --            --
Davis Financial Portfolio .....................      9.869045      9.214613            --            --            --
Davis Real Estate Portfolio ...................      9.897586      8.855166            --            --            --
Davis Value Portfolio .........................     10.825126     10.188418            --            --            --
Fidelity VIP II Contrafund Portfolio ..........     10.855374     11.084814            --            --            --
Fidelity VIP Equity-Income ....................      9.036881      9.361268            --            --            --
Fidelity VIP III Growth Opportunities Portfolio      9.289172      9.716614            --            --            --
Fidelity VIP III Mid Cap Portfolio ............     15.900250     12.853485            --            --            --
Janus Aggressive Growth Portfolio .............     17.258590     17.115566            --            --            --
Janus Capital Appreciation Portfolio ..........     12.570789     13.189820            --            --            --
Janus Growth Portfolio ........................     12.372178     12.251272            --            --            --
Janus Worldwide Growth ........................     14.669647     14.478009            --            --            --
MFS Emerging Growth Series ....................     15.083353     15.550303            --            --            --
MFS Growth With Income Series .................     13.349575     13.377716     12.722512     10.553390            --
MFS New Discovery Series ......................     15.402445     14.320436            --            --            --
MFS Research Series ...........................     11.939959     11.313074            --            --            --
MFS Total Return Series .......................      9.918601      9.734805            --            --            --

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
The Guardian Separate Account E
-------------------------------

NOTES TO FINANCIAL STATEMENTS
June 30, 2000 (Unaudited) (Continued)

                                                    June 30,     December 31,  December 31,  December 31,  December 31,
                                                      2000           1999          1998          1997          1996
                                                    --------     ------------  ------------  ------------  ------------
7 YEAR LIVING BENEFIT RIDER
The Guardian Stock Fund .......................     11.025950            --            --            --            --
Value Line Strategic Asset Mgmt Trust .........     10.909853            --            --            --            --
AIM V.I. Value Fund ...........................     10.458725            --            --            --            --
Janus Aggressive Growth Portfolio .............     11.441726            --            --            --            --
Janus Growth Portfolio ........................     10.786376            --            --            --            --
MFS Emerging Growth Series ....................     11.535047            --            --            --            --

CONTRACT ANNIVERSARY ENHANCED
DEATH BENEFIT RIDER
The Guardian Stock Fund .......................     12.319092     12.015915            --            --            --
The Guardian VC 500 Index Fund ................     10.724474     10.855928            --            --            --
The Guardian VC Asset Allocation Fund .........     11.151184     10.752107            --            --            --
The Guardian VC High Yield Bond Fund ..........     10.102756     10.250486            --            --            --
The Guardian Bond Fund ........................     10.301441     10.027644            --            --            --
The Guardian Cash Fund ........................     10.319008     10.111322            --            --            --
Gabelli Capital Asset Fund ....................     10.848796     10.597246            --            --            --
Baillie Gifford International Fund ............     11.221367     12.303048            --            --            --
Baillie Gifford Emerging Markets Fund .........     12.685100     13.379986            --            --            --
The Guardian Small Cap Stock Fund .............     14.884811     13.426299            --            --            --
Value Line Centurion Fund .....................     11.751390     11.520870            --            --            --
Value Line Strategic Asset Mgmt Trust .........     11.470347     10.985052            --            --            --
AIM V.I. Capital Appreciation Fund ............     14.092733     13.118772            --            --            --
AIM V.I. Global Utilities Fund ................     12.882155     12.361317            --            --            --
AIM V.I. Value Fund ...........................     11.357185     11.473759            --            --            --
Davis Financial Portfolio .....................     10.626297      9.924138            --            --            --
Davis Real Estate Portfolio ...................     10.726166            --            --            --            --
Davis Value Portfolio .........................     11.280126     10.619311            --            --            --
Fidelity VIP II Contrafund Portfolio ..........     11.099021     11.336436            --            --            --
Fidelity VIP Equity-Income ....................      9.440536      9.781859            --            --            --
Fidelity VIP III Growth Opportunities Portfolio      9.684934     10.133121            --            --            --
Fidelity VIP III Mid Cap Portfolio ............     15.227361     12.312608            --            --            --
Janus Aggressive Growth Portfolio .............     15.683308     15.557220            --            --            --
Janus Capital Appreciation Portfolio ..........     13.060955     13.707559            --            --            --
Janus Growth Portfolio ........................     12.245236     12.128616            --            --            --
Janus Worldwide Growth Portfolio ..............     14.189580     14.007724            --            --            --
MFS Emerging Growth Series ....................     14.613227     15.069393            --            --            --
MFS Growth With Income Series .................     10.403568     10.428105            --            --            --
MFS New Discovery Series ......................     15.882949     14.770891            --            --            --
MFS Research Series ...........................     12.201380     11.563668            --            --            --
MFS Total Return Series .......................     10.116022      9.931038            --            --            --

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

NOTES TO FINANCIAL STATEMENTS
June 30, 2000 (Unaudited) (Continued)

                                         June 30,      December 31,  December 31,  December 31,  December 31,
                                           2000            1999          1998          1997          1996
                                         --------      ------------  ------------  ------------  ------------
CONTRACT ANNIVERSARY LIVING
BENEFIT RIDER
The Guardian Stock Fund .............     11.022954     10.766280            --            --            --
The Guardian VC 500 Index Fund ......            --     10.365008            --            --            --
The Guardian VC Asset Allocation Fund     10.658485            --            --            --            --
The Guardian Bond Fund ..............     10.198237      9.940686            --            --            --
The Guardian Cash Fund ..............     10.208971            --            --            --            --
Value Line Centurion Fund ...........     10.898255            --            --            --            --
Value Line Strategic Asset Mgmt Trust     10.906893            --            --            --            --
AIM V.I. Capital Appreciation Fund ..     11.920202            --            --            --            --
AIM V.I. Global Utilities Fund ......     11.106703            --            --            --            --
AIM V.I. Value Fund .................     10.455877            --            --            --            --
Davis Financial Portfolio ...........     10.972751            --            --            --            --
Fidelity VIP II Contrafund Portfolio      10.411266            --            --            --            --
Fidelity VIP III Mid Cap Portfolio ..     13.729820            --            --            --            --
Janus Aggressive Growth Portfolio ...     11.438612            --            --            --            --
Janus Growth Portfolio ..............     10.783450     10.695249            --            --            --
Janus Worldwide Growth Portfolio ....            --     11.128415            --            --            --
MFS Emerging Growth Series ..........     11.531908            --            --            --            --
MFS New Discovery Series ............     12.027443            --            --            --            --
MFS Research Series .................     11.305230            --            --            --            --

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
The Guardian Separate Account E
-------------------------------

NOTES TO FINANCIAL STATEMENTS
June 30, 2000 (Unaudited) (Continued)

----------------------------
Note 6 - Purchases and Sales
----------------------------

      During the six months ended June 30, 2000 and the year ended December 31, 1999, purchases and sales of shares of the Funds were as follows:

                                                    Purchases        Purchases         Sales           Sales
                                                    June 30,       December 31,      June 30,      December 31,
                                                      2000             1999            2000            1999
                                                  ------------    -------------     -----------    ------------
The Guardian Stock Fund .......................   $ 56,828,907    $ 125,184,894     $ 3,540,804    $ 17,045,471
The Guardian VC 500 Index Fund ................      3,491,157        2,019,683         977,595         322,420
The Guardian VC Asset Allocation Fund .........      4,127,406          731,199         137,616             389
The Guardian VC High Yield Bond Fund ..........        825,695          258,951         148,196          28,307
The Guardian Bond Fund ........................      4,282,085       14,875,113       2,998,454       5,316,242
The Guardian Cash Fund ........................     37,857,332       74,105,824      45,044,605      41,363,939
Gabelli Capital Asset Fund ....................      2,809,499       16,247,542       2,980,830       5,298,500
Baillie Gifford International Fund ............     11,692,355      $16,655,586       5,310,979      $6,886,798
Baillie Gifford Emerging Markets Fund .........      3,101,976        2,796,327         140,575       1,126,353
The Guardian Small Cap Stock Fund .............      7,162,955        3,886,020       1,885,277       6,772,834
Value Line Centurion Fund .....................     10,355,441       31,783,476       2,845,949      10,001,289
Value Line Strategic Asset
  Management Trust ............................     34,053,616       75,077,970       3,306,139      14,944,950
AIM V.I. Capital Appreciation Fund ............      6,030,075        2,568,517         177,780         113,506
AIM V.I. Global Utilities Fund ................      2,259,764        1,093,611         292,419          94,080
AIM V.I. Value Fund ...........................     19,359,346       16,175,372         930,701         191,726
Davis Financial Portfolio .....................      1,934,317        3,552,471         782,935         487,496
Davis Real Estate Portfolio ...................        189,686          168,654          76,352           4,160
Davis Value Portfolio .........................      7,214,258       11,712,103         999,778         909,499
Fidelity VIP II Contrafund Portfolio ..........     18,526,525       14,309,720         809,012         551,468
Fidelity VIP Equity-Income Portfolio ..........      3,520,972        4,090,314         188,819         378,171
Fidelity VIP III Growth
  Opportunities Portfolio .....................      3,335,068        3,381,965         396,750          69,190
Fidelity VIP III Mid Cap Portfolio ............      8,555,299        1,827,460         885,469         239,170
Janus Aggressive Growth Portfolio .............     57,395,656       21,028,501       4,116,535         839,856
Janus Capital Appreciation Portfolio ..........     22,256,832       26,450,892       2,769,056       1,492,013
Janus Growth Portfolio ........................     20,152,176       12,955,357       1,333,433         146,260
Janus Worldwide Growth Portfolio ..............     33,171,725       11,145,006         952,924          27,484
MFS Emerging Growth Series ....................      9,307,600        3,343,362          66,621         225,565
MFS Growth With Income Series .................      3,515,792       23,888,289       4,607,400       7,046,606
MFS New Discovery Series ......................      4,499,574        1,052,147         336,615         175,857
MFS Research Series ...........................      1,655,545          575,505          88,354          11,219
MFS Total Return Series .......................      1,847,282        1,875,176         174,318          22,054
                                                 -------------    -------------    ------------    ------------
                                                 $ 401,315,916    $ 524,817,007    $ 89,302,290    $122,492,872
                                                 =============    =============    ============    ============

      NOTE: In some instances the calculation of total assets may not agree due to rounding.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

                       This page intentionally left blank.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
The Guardian Separate Account D
-------------------------------

STATEMENT OF ASSETS AND LIABILITIES
June 30, 2000 (Unaudited)

                                                                        -----------------------------------------------------
                                                                                         INVESTMENT DIVISIONS
                                                                        -----------------------------------------------------

                                                                                              Guardian           Guardian
                                                                            Guardian           VC 500            VC Asset
                                                                              Stock            Index            Allocation
                                                                        -----------------------------------------------------
Assets:
  Shares owned in underlying fund -- Note 1 .........................        43,234,790              9,876             12,301
  Net asset value per share (NAV) ...................................             57.02              10.70              11.16
                                                                        ---------------    ---------------    ---------------
    Total Assets (Shares x NAV) .....................................   $ 2,465,247,705    $       105,672    $       137,274

Liabilities:
  Risk charges and other liabilities ................................         1,821,903                 47                 50
                                                                        ---------------    ---------------    ---------------
-----------------------------------------------------------------------------------------------------------------------------
    Net Assets -- Note 3 ............................................   $ 2,463,425,802    $       105,625    $       137,224
-----------------------------------------------------------------------------------------------------------------------------
                                                                        ===============    ===============    ===============

FIFO Cost ...........................................................   $ 1,891,533,836    $       106,387    $       137,928

                                                                        -----------------------------------------------------
                                                                                         INVESTMENT DIVISIONS
                                                                        -----------------------------------------------------
                                                                           Guardian
                                                                            VC High
                                                                             Yield            Guardian           Guardian
                                                                             Bond               Bond               Cash
                                                                        -----------------------------------------------------
Assets:
  Shares owned in underlying fund -- Note 1 .........................             6,699         13,586,875         19,366,956
  Net asset value per share (NAV) ...................................              9.97              11.81              10.00
                                                                        ---------------    ---------------    ---------------
    Total Assets (Shares x NAV) .....................................   $        66,792    $   160,460,996    $   193,669,561

Liabilities:
  Risk charges and other liabilities ................................                29            115,618         28,431,191
                                                                        ---------------    ---------------    ---------------
-----------------------------------------------------------------------------------------------------------------------------
    Net Assets -- Note 3 ............................................   $        66,763    $   160,345,378    $   165,238,370
-----------------------------------------------------------------------------------------------------------------------------
                                                                        ===============    ===============    ===============

FIFO Cost ...........................................................   $        66,870    $   164,847,677    $   193,669,561

                                                                        ----------------------------------
                                                                                 INVESTMENT DIVISIONS
                                                                        ----------------------------------
                                                                           Gabelli             Baillie
                                                                           Capital             Gifford
                                                                            Asset           International
                                                                        ----------------------------------
Assets:
  Shares owned in underlying fund -- Note 1 .........................         5,945,351         13,640,926
  Net asset value per share (NAV) ...................................             18.03              24.61
                                                                        ---------------    ---------------
    Total Assets (Shares x NAV) .....................................   $   107,194,676    $   335,703,188

Liabilities:
  Risk charges and other liabilities ................................            83,090            178,300
                                                                        ---------------    ---------------
----------------------------------------------------------------------------------------------------------
    Net Assets -- Note 3 ............................................   $   107,111,586    $   335,524,888
----------------------------------------------------------------------------------------------------------
                                                                        ===============    ===============

FIFO Cost ...........................................................   $    98,372,122    $   257,255,101

--------------------------------------------------------------------------------
The Guardian Separate Account D
-------------------------------

STATEMENT OF OPERATIONS
Six Months Ended June 30, 2000 (Unaudited)

                                                                        ------------------------------------------------------
                                                                                          INVESTMENT DIVISIONS
                                                                        ------------------------------------------------------

                                                                                              Guardian           Guardian
                                                                            Guardian           VC 500            VC Asset
                                                                              Stock            Index            Allocation
                                                                        ------------------------------------------------------
Investment Income
  Income:
    Reinvested dividends ............................................   $            --    $            --    $            --
  Expenses -- Note 4:
    Mortality and expense risk charges ..............................        15,583,507                 47                 51
                                                                        ---------------    ---------------    ---------------
  Net investment income/(expense) ...................................       (15,583,507)               (47)               (51)

Realized and Unrealized Gain/(Loss) from Investments
  Realized gain/(loss) from investments:
    Net realized gain/(loss) from sale of investments ...............        78,492,038                 --                 --
    Reinvested realized gain distributions ..........................                --                 --                 --
                                                                        ---------------    ---------------    ---------------
  Net realized gain/(loss) on investments ...........................        78,492,038                 --                 --
  Net change in unrealized appreciation/(depreciation) of investments         3,050,634               (715)              (654)
                                                                        ---------------    ---------------    ---------------
Net realized and unrealized gain/(loss) from investments ............        81,542,672               (715)              (654)
                                                                        ---------------    ---------------    ---------------
------------------------------------------------------------------------------------------------------------------------------
Net Increase/(Decrease) in Net Assets Resulting from Operations .....   $    65,959,165    $          (762)   $          (705)
------------------------------------------------------------------------------------------------------------------------------
                                                                        ===============    ===============    ===============

                                                                        -----------------------------------------------------
                                                                                         INVESTMENT DIVISIONS
                                                                        -----------------------------------------------------
                                                                           Guardian
                                                                            VC High
                                                                             Yield            Guardian           Guardian
                                                                             Bond               Bond               Cash
                                                                        -----------------------------------------------------
Investment Income
  Income:
    Reinvested dividends ............................................   $            --    $            --    $     5,775,539
  Expenses -- Note 4:
    Mortality and expense risk charges ..............................                29            995,570          1,824,032
                                                                        ---------------    ---------------    ---------------
  Net investment income/(expense) ...................................               (29)          (995,570)         3,951,507

Realized and Unrealized Gain/(Loss) from Investments
  Realized gain/(loss) from investments:
    Net realized gain/(loss) from sale of investments ...............                --           (398,674)                --
    Reinvested realized gain distributions ..........................                --                 --                 --
                                                                        ---------------    ---------------    ---------------
  Net realized gain/(loss) on investments ...........................                --           (398,674)                --
  Net change in unrealized appreciation/(depreciation) of investments               (78)         6,069,513                 --
                                                                        ---------------    ---------------    ---------------
Net realized and unrealized gain/(loss) from investments ............               (78)         5,670,839                 --
                                                                        ---------------    ---------------    ---------------
-----------------------------------------------------------------------------------------------------------------------------
Net Increase/(Decrease) in Net Assets Resulting from Operations .....   $          (107)   $     4,675,269    $     3,951,507
-----------------------------------------------------------------------------------------------------------------------------
                                                                        ===============    ===============    ===============

                                                                        ----------------------------------
                                                                                INVESTMENT DIVISIONS
                                                                        ----------------------------------

                                                                           Gabelli             Baillie
                                                                           Capital             Gifford
                                                                            Asset           International
                                                                        ----------------------------------
Investment Income
  Income:
    Reinvested dividends ............................................   $            --    $            --
  Expenses -- Note 4:
    Mortality and expense risk charges ..............................           659,187          1,888,115
                                                                        ---------------    ---------------
  Net investment income/(expense) ...................................          (659,187)        (1,888,115)

Realized and Unrealized Gain/(Loss) from Investments
  Realized gain/(loss) from investments:
    Net realized gain/(loss) from sale of investments ...............         2,559,144         13,783,309
    Reinvested realized gain distributions ..........................                --                 --
                                                                        ---------------    ---------------
  Net realized gain/(loss) on investments ...........................         2,559,144         13,783,309
  Net change in unrealized appreciation/(depreciation) of investments           465,021        (44,452,490)
                                                                        ---------------    ---------------
Net realized and unrealized gain/(loss) from investments ............         3,024,165        (30,669,181)
                                                                        ---------------    ---------------
----------------------------------------------------------------------------------------------------------
Net Increase/(Decrease) in Net Assets Resulting from Operations .....   $     2,364,978    $   (32,557,296)
----------------------------------------------------------------------------------------------------------
                                                                        ===============    ===============

                        See notes to financial statements

--------------------------------------------------------------------------------


                                    60 & 61

--------------------------------------------------------------------------------
The Guardian Separate Account D
-------------------------------

STATEMENT OF ASSETS AND LIABILITIES
June 30, 2000 (Unaudited)

                                                                        -----------------------------------------------------
                                                                                        INVESTMENT DIVISIONS
                                                                        -----------------------------------------------------
                                                                            Baillie
                                                                            Gifford           Guardian
                                                                           Emerging           Small Cap          Value Line
                                                                            Markets             Stock            Centurion
                                                                        -----------------------------------------------------
Assets:
  Shares owned in underlying fund -- Note 1 .........................         3,388,063          3,206,344         12,253,538
  Net asset value per share (NAV) ...................................             12.16              19.19              37.09
                                                                        ---------------    ---------------    ---------------
    Total Assets (Shares x NAV) .....................................   $    41,198,850    $    61,529,744    $   454,483,730

Liabilities:
  Risk charges and other liabilities ................................            32,109             50,012            334,967
                                                                        ---------------    ---------------    ---------------
-----------------------------------------------------------------------------------------------------------------------------
    Net Assets -- Note 3 ............................................   $    41,166,741    $    61,479,732    $   454,148,763
-----------------------------------------------------------------------------------------------------------------------------
                                                                        ===============    ===============    ===============

FIFO Cost ...........................................................   $    36,190,741    $    50,193,519    $   325,620,051

                                                                        -----------------------------------------------------
                                                                                        INVESTMENT DIVISIONS
                                                                        -----------------------------------------------------
                                                                         Value Line
                                                                          Strategic            AIM V.I.          AIM V.I.
                                                                            Asset              Capital            Global
                                                                          Management         Appreciation        Utilities
                                                                        -----------------------------------------------------
Assets:
  Shares owned in underlying fund -- Note 1 .........................        35,916,130             23,928              6,897
  Net asset value per share (NAV) ...................................             30.92              38.51              23.94
                                                                        ---------------    ---------------    ---------------
    Total Assets (Shares x NAV) .....................................   $ 1,110,526,741    $       921,459    $       165,156

Liabilities:
  Risk charges and other liabilities ................................           805,276                332                 88
                                                                        ---------------    ---------------    ---------------
-----------------------------------------------------------------------------------------------------------------------------
    Net Assets -- Note 3 ............................................   $ 1,109,721,465    $       921,127    $       165,068
-----------------------------------------------------------------------------------------------------------------------------
                                                                        ===============    ===============    ===============

FIFO Cost ...........................................................   $   734,259,998    $       931,815    $       166,372

                                                                        ----------------------------------
                                                                               INVESTMENT DIVISIONS
                                                                        ----------------------------------


                                                                            AIM V.I.           Davis
                                                                             Value            Financial
                                                                        ----------------------------------
Assets:
  Shares owned in underlying fund -- Note 1 .........................            15,602             25,707
  Net asset value per share (NAV) ...................................             33.41               9.99
                                                                        ---------------    ---------------
    Total Assets (Shares x NAV) .....................................   $       521,246    $       256,810

Liabilities:
  Risk charges and other liabilities ................................               150                170
                                                                        ---------------    ---------------
----------------------------------------------------------------------------------------------------------
    Net Assets -- Note 3 ............................................   $       521,096    $       256,640
----------------------------------------------------------------------------------------------------------
                                                                        ===============    ===============

FIFO Cost ...........................................................   $       522,408    $       265,331

--------------------------------------------------------------------------------
The Guardian Separate Account D
-------------------------------

STATEMENT OF OPERATIONS
Six Months Ended June 30, 2000 (Unaudited)

                                                                        ------------------------------------------------------
                                                                                        INVESTMENT DIVISIONS
                                                                        ------------------------------------------------------
                                                                            Baillie
                                                                            Gifford           Guardian
                                                                           Emerging           Small Cap          Value Line
                                                                            Markets             Stock            Centurion
                                                                        ------------------------------------------------------
Investment Income
  Income:
    Reinvested dividends ............................................   $            --    $            --    $            --
  Expenses -- Note 4:
    Mortality and expense risk charges ..............................           262,535            370,496          2,782,011
                                                                        ---------------    ---------------    ---------------
  Net investment income/(expense) ...................................          (262,535)          (370,496)        (2,782,011)

Realized and Unrealized Gain/(Loss) from Investments
  Realized gain/(loss) from investments:
    Net realized gain/(loss) from sale of investments ...............         1,249,375          5,022,741         13,142,290
    Reinvested realized gain distributions ..........................                --                 --                 --
                                                                        ---------------    ---------------    ---------------
  Net realized gain/(loss) on investments ...........................         1,249,375          5,022,741         13,142,290
  Net change in unrealized appreciation/(depreciation) of investments        (3,545,174)          (409,969)        (1,505,024)
                                                                        ---------------    ---------------    ---------------
Net realized and unrealized gain/(loss) from investments ............        (2,295,799)         4,612,772         11,637,266
                                                                        ---------------    ---------------    ---------------
------------------------------------------------------------------------------------------------------------------------------
Net Increase/(Decrease) in Net Assets Resulting from Operations .....   $    (2,558,334)   $     4,242,276    $     8,855,255
------------------------------------------------------------------------------------------------------------------------------
                                                                        ===============    ===============    ===============

                                                                        ------------------------------------------------------
                                                                                        INVESTMENT DIVISIONS
                                                                        ------------------------------------------------------
                                                                         Value Line
                                                                          Strategic            AIM V.I.          AIM V.I.
                                                                            Asset              Capital            Global
                                                                          Management         Appreciation        Utilities
                                                                        ------------------------------------------------------
Investment Income
  Income:
    Reinvested dividends ............................................   $            --    $            --    $            --
  Expenses -- Note 4:
    Mortality and expense risk charges ..............................         6,855,434                332                 88
                                                                        ---------------    ---------------    ---------------
  Net investment income/(expense) ...................................        (6,855,434)              (332)               (88)

Realized and Unrealized Gain/(Loss) from Investments
  Realized gain/(loss) from investments:
    Net realized gain/(loss) from sale of investments ...............        39,612,728                 --                 --
    Reinvested realized gain distributions ..........................                --                 --                 --
                                                                        ---------------    ---------------    ---------------
  Net realized gain/(loss) on investments ...........................        39,612,728                 --                 --
  Net change in unrealized appreciation/(depreciation) of investments        18,006,780            (10,356)            (1,216)
                                                                        ---------------    ---------------    ---------------
Net realized and unrealized gain/(loss) from investments ............        57,619,508            (10,356)            (1,216)
                                                                        ---------------    ---------------    ---------------
------------------------------------------------------------------------------------------------------------------------------
Net Increase/(Decrease) in Net Assets Resulting from Operations .....   $    50,764,074    $       (10,688)   $        (1,304)
------------------------------------------------------------------------------------------------------------------------------
                                                                        ===============    ===============    ===============

                                                                        ----------------------------------
                                                                               INVESTMENT DIVISIONS
                                                                        ----------------------------------


                                                                            AIM V.I.           Davis
                                                                             Value            Financial
                                                                        ----------------------------------
Investment Income
  Income:
    Reinvested dividends ............................................   $            --    $            --
  Expenses -- Note 4:
    Mortality and expense risk charges ..............................               150                170
                                                                        ---------------    ---------------
  Net investment income/(expense) ...................................              (150)              (170)

Realized and Unrealized Gain/(Loss) from Investments
  Realized gain/(loss) from investments:
    Net realized gain/(loss) from sale of investments ...............                --                (14)
    Reinvested realized gain distributions ..........................                --                 --
                                                                        ---------------    ---------------
  Net realized gain/(loss) on investments ...........................                --                (14)
  Net change in unrealized appreciation/(depreciation) of investments            (1,162)            (8,521)
                                                                        ---------------    ---------------
Net realized and unrealized gain/(loss) from investments ............            (1,162)            (8,535)
                                                                        ---------------    ---------------
----------------------------------------------------------------------------------------------------------
Net Increase/(Decrease) in Net Assets Resulting from Operations .....   $        (1,312)   $        (8,705)
----------------------------------------------------------------------------------------------------------
                                                                        ===============    ===============

                        See notes to financial statements

--------------------------------------------------------------------------------


                                    62 & 63

--------------------------------------------------------------------------------
The Guardian Separate Account D
-------------------------------

STATEMENT OF ASSETS AND LIABILITIES
June 30, 2000 (Unaudited)

                                                                        ---------------------------------------------------------
                                                                                           INVESTMENT DIVISIONS
                                                                        ---------------------------------------------------------
                                                                                                                      Fidelity
                                                                                                       Fidelity          VIP
                                                                           Davis                        VIP II         Equity-
                                                                            Real          Davis       Contrafund       Income
                                                                           Estate         Value      Service Class  Service Class
                                                                        ---------------------------------------------------------
Assets:
  Shares owned in underlying fund -- Note 1 .........................         8,093        281,129         27,478          9,167
  Net asset value per share (NAV) ...................................          9.71          10.97          25.03          22.85
                                                                        -----------    -----------    -----------    -----------
    Total Assets (Shares x NAV) .....................................   $    78,581    $ 3,083,983    $   687,764    $   209,468

Liabilities:
  Risk charges and other liabilities ................................            43          1,665            191            141
                                                                        -----------    -----------    -----------    -----------
---------------------------------------------------------------------------------------------------------------------------------
    Net Assets -- Note 3 ............................................   $    78,538    $ 3,082,318    $   687,573    $   209,327
---------------------------------------------------------------------------------------------------------------------------------
                                                                        ===========    ===========    ===========    ===========

FIFO Cost ...........................................................   $    77,498    $ 3,168,136    $   688,345    $   217,860

                                                                        ---------------------------------------------------------
                                                                                           INVESTMENT DIVISIONS
                                                                        ---------------------------------------------------------
                                                                          Fidelity       Fidelity
                                                                           VIP III       VIP III
                                                                           Growth          Mid           Janus           Janus
                                                                        Opportunities      Cap         Aggressive       Capital
                                                                        Service Class  Service Class     Growth      Appreciation
                                                                        ---------------------------------------------------------
Assets:
  Shares owned in underlying fund -- Note 1 .........................             --         85,296         49,433         24,199
  Net asset value per share (NAV) ...................................             --          18.79          55.80          31.73
                                                                         -----------    -----------    -----------    -----------
    Total Assets (Shares x NAV) .....................................    $        --    $ 1,602,720    $ 2,758,335    $   767,840

Liabilities:
  Risk charges and other liabilities ................................             --            775          1,237            300
                                                                         -----------    -----------    -----------    -----------
---------------------------------------------------------------------------------------------------------------------------------
    Net Assets -- Note 3 ............................................    $        --    $ 1,601,945    $ 2,757,098    $   767,540
---------------------------------------------------------------------------------------------------------------------------------
                                                                         ===========    ===========    ===========    ===========

FIFO Cost ...........................................................    $        --    $ 1,576,568    $ 2,962,694    $   776,131

--------------------------------------------------------------------------------
The Guardian Separate Account D
-------------------------------

STATEMENT OF OPERATIONS
Six Months Ended June 30, 2000 (Unaudited)

                                                                        ---------------------------------------------------------
                                                                                           INVESTMENT DIVISIONS
                                                                        ---------------------------------------------------------
                                                                                                                      Fidelity
                                                                                                       Fidelity          VIP
                                                                           Davis                        VIP II         Equity-
                                                                            Real          Davis       Contrafund       Income
                                                                           Estate         Value      Service Class  Service Class
                                                                        ---------------------------------------------------------
Investment Income
  Income:
    Reinvested dividends ............................................   $        --    $        --    $        --    $        --
  Expenses -- Note 4:
    Mortality and expense risk charges ..............................            43          1,665            191            141
                                                                        -----------    -----------    -----------    -----------
  Net investment income/(expense) ...................................           (43)        (1,665)          (191)          (141)
                                                                        -----------    -----------    -----------    -----------

Realized and Unrealized Gain/(Loss) from Investments
  Realized gain/(loss) from investments:
    Net realized gain/(loss) from sale of investments ...............            --             --             --             --
    Reinvested realized gain distributions ..........................            --             --             --             --
                                                                        -----------    -----------    -----------    -----------
  Net realized gain/(loss) on investments ...........................            --             --             --             --
  Net change in unrealized appreciation/(depreciation) of investments         1,083        (84,153)          (581)        (8,392)
                                                                        -----------    -----------    -----------    -----------
Net realized and unrealized gain/(loss) from investments ............         1,083        (84,153)          (581)        (8,392)
                                                                        -----------    -----------    -----------    -----------
---------------------------------------------------------------------------------------------------------------------------------
Net Increase/(Decrease) in Net Assets Resulting from Operations .....   $     1,040    $   (85,818)   $      (772)   $    (8,533)
---------------------------------------------------------------------------------------------------------------------------------
                                                                        ===========    ===========    ===========    ===========

                                                                        ---------------------------------------------------------
                                                                                           INVESTMENT DIVISIONS
                                                                        ---------------------------------------------------------
                                                                          Fidelity       Fidelity
                                                                           VIP III       VIP III
                                                                           Growth          Mid           Janus           Janus
                                                                        Opportunities      Cap         Aggressive       Capital
                                                                        Service Class  Service Class     Growth      Appreciation
                                                                        ---------------------------------------------------------
Investment Income
  Income:
    Reinvested dividends ............................................    $        --    $        --    $   133,045    $     2,304
  Expenses -- Note 4:
    Mortality and expense risk charges ..............................             --            775          1,237            300
                                                                         -----------    -----------    -----------    -----------
  Net investment income/(expense) ...................................             --           (775)       131,808          2,004
                                                                         -----------    -----------    -----------    -----------

Realized and Unrealized Gain/(Loss) from Investments
  Realized gain/(loss) from investments:
    Net realized gain/(loss) from sale of investments ...............             (5)           265          5,439             34
    Reinvested realized gain distributions ..........................             --             --         61,974            297
                                                                         -----------    -----------    -----------    -----------
  Net realized gain/(loss) on investments ...........................             (5)           265         67,413            331
  Net change in unrealized appreciation/(depreciation) of investments             --         26,152       (204,359)        (8,291)
                                                                         -----------    -----------    -----------    -----------
Net realized and unrealized gain/(loss) from investments ............             (5)        26,417       (136,946)        (7,960)
                                                                         -----------    -----------    -----------    -----------
---------------------------------------------------------------------------------------------------------------------------------
Net Increase/(Decrease) in Net Assets Resulting from Operations .....    $        (5)   $    25,642    $    (5,138)   $    (5,956)
---------------------------------------------------------------------------------------------------------------------------------
                                                                         ===========    ===========    ===========    ===========

                        See notes to financial statements

--------------------------------------------------------------------------------


                                    64 & 65

--------------------------------------------------------------------------------
The Guardian Separate Account D
-------------------------------

STATEMENT OF ASSETS AND LIABILITIES
June 30, 2000 (Unaudited)

                                                                       ------------------------------------------------------------
                                                                                           INVESTMENT DIVISIONS
                                                                       ------------------------------------------------------------
                                                                                                                           MFS
                                                                                          Janus            MFS            Growth
                                                                          Janus          Worldwide       Emerging          With
                                                                          Growth          Growth          Growth          Income
                                                                       ------------------------------------------------------------
Assets:
  Shares owned in underlying fund -- Note 1 .........................        32,240          39,325          16,656       1,424,081
  Net asset value per share (NAV) ...................................         32.89           48.03           35.05           21.15
                                                                       ------------    ------------    ------------    ------------
    Total Assets (Shares x NAV) .....................................  $  1,060,389    $  1,888,789    $    583,780    $ 30,119,306

Liabilities:
  Risk charges and other liabilities ................................           341           1,103             270          25,610
                                                                       ------------    ------------    ------------    ------------
-----------------------------------------------------------------------------------------------------------------------------------
    Net Assets -- Note 3 ............................................  $  1,060,048    $  1,887,686    $    583,510    $ 30,093,696
-----------------------------------------------------------------------------------------------------------------------------------
                                                                       ============    ============    ============    ============

FIFO Cost ...........................................................  $  1,111,353    $  1,936,063    $    584,819    $ 29,141,762

                                                                       --------------------------------------------
                                                                                   INVESTMENT DIVISIONS
                                                                       --------------------------------------------

                                                                           MFS                             MFS
                                                                           New             MFS            Total
                                                                        Discovery        Research         Return
                                                                       --------------------------------------------
Assets:
  Shares owned in underlying fund -- Note 1 .........................        21,160           9,076              --
  Net asset value per share (NAV) ...................................         18.36           23.24              --
                                                                       ------------    ------------    ------------
    Total Assets (Shares x NAV) .....................................  $    388,493    $    210,935    $         --

Liabilities:
  Risk charges and other liabilities ................................           179              61              --
                                                                       ------------    ------------    ------------
-------------------------------------------------------------------------------------------------------------------
    Net Assets -- Note 3 ............................................  $    388,314    $    210,874    $         --
-------------------------------------------------------------------------------------------------------------------
                                                                       ============    ============    ============

FIFO Cost ...........................................................  $    378,409    $    210,483    $         --

--------------------------------------------------------------------------------
The Guardian Separate Account D
-------------------------------

STATEMENT OF OPERATIONS
Six Months Ended June 30, 2000 (Unaudited)

                                                                       -------------------------------------------------------------
                                                                                           INVESTMENT DIVISIONS
                                                                       -------------------------------------------------------------
                                                                                                                           MFS
                                                                                          Janus            MFS            Growth
                                                                          Janus          Worldwide       Emerging          With
                                                                          Growth          Growth          Growth          Income
                                                                       -------------------------------------------------------------
Investment Income
  Income:
    Reinvested dividends ............................................  $     15,620    $      6,195    $         --    $    144,785
  Expenses -- Note 4:
    Mortality and expense risk charges ..............................           341           1,103             270         200,870
                                                                       ------------    ------------    ------------    ------------
  Net investment income/(expense) ...................................        15,279           5,092            (270)        (56,085)

Realized and Unrealized Gain/(Loss) from Investments
  Realized gain/(loss) from investments:
    Net realized gain/(loss) from sale of investments ...............        (1,804)          3,083             737       1,919,666
    Reinvested realized gain distributions ..........................        26,111          18,473              --         262,903
                                                                       ------------    ------------    ------------    ------------
  Net realized gain/(loss) on investments ...........................        24,307          21,556             737       2,182,569
  Net change in unrealized appreciation/(depreciation) of investments       (50,964)        (47,274)         (1,039)     (2,708,484)
                                                                       ------------    ------------    ------------    ------------
Net realized and unrealized gain/(loss) from investments ............       (26,657)        (25,718)           (302)       (525,915)
                                                                       ------------    ------------    ------------    ------------
------------------------------------------------------------------------------------------------------------------------------------
Net Increase/(Decrease) in Net Assets Resulting from Operations .....  $    (11,378)   $    (20,626)   $       (572)   $   (582,000)
------------------------------------------------------------------------------------------------------------------------------------
                                                                       ============    ============    ============    ============

                                                                       --------------------------------------------
                                                                                   INVESTMENT DIVISIONS
                                                                       --------------------------------------------

                                                                           MFS                             MFS
                                                                           New             MFS            Total
                                                                        Discovery        Research         Return
                                                                       --------------------------------------------
Investment Income
  Income:
    Reinvested dividends ............................................  $         --    $         --    $         --
  Expenses -- Note 4:
    Mortality and expense risk charges ..............................           179              61              --
                                                                       ------------    ------------    ------------
  Net investment income/(expense) ...................................          (179)            (61)             --

Realized and Unrealized Gain/(Loss) from Investments
  Realized gain/(loss) from investments:
    Net realized gain/(loss) from sale of investments ...............            --             461              --
    Reinvested realized gain distributions ..........................            --              --              --
                                                                       ------------    ------------    ------------
  Net realized gain/(loss) on investments ...........................            --             461              --
  Net change in unrealized appreciation/(depreciation) of investments        10,084             452              --
                                                                       ------------    ------------    ------------
Net realized and unrealized gain/(loss) from investments ............        10,084             913              --
                                                                       ------------    ------------    ------------
-------------------------------------------------------------------------------------------------------------------
Net Increase/(Decrease) in Net Assets Resulting from Operations .....  $      9,905    $        852    $         --
-------------------------------------------------------------------------------------------------------------------
                                                                       ============    ============    ============

                        See notes to financial statements

--------------------------------------------------------------------------------


                                    66 & 67

--------------------------------------------------------------------------------
The Guardian Separate Account D
-------------------------------

STATEMENTS OF CHANGES IN NET ASSETS
Year Ended December 31, 1999 (Audited) and
Six Months Ended June 30, 2000 (Unaudited)

                                                                            ------------------------------------------------------
                                                                                            INVESTMENT DIVISIONS
                                                                            ------------------------------------------------------

                                                                                                   Guardian           Guardian
                                                                                Guardian            VC 500            VC Asset
                                                                                 Stock              Index            Allocation
                                                                            ------------------------------------------------------
----------------------------------------
1999 Increase/(Decrease) from Operations
----------------------------------------
   Net investment income/(expense) ......................................   $   (16,878,408)   $            --    $            --
   Net realized gain/(loss) from sale of investments ....................       173,589,933                 --                 --
   Reinvested realized gain distributions ...............................       342,192,073                 --                 --
   Net change in unrealized appreciation/(depreciation) of investments ..        96,269,012                 --                 --
                                                                            ---------------    ---------------    ---------------
   Net increase/(decrease) resulting from operations ....................       595,172,610                 --                 --
                                                                            ---------------    ---------------    ---------------

--------------------------
1999 Contract Transactions
--------------------------
   Net contract purchase payments .......................................        39,102,771                 --                 --
   Transfer between investment divisions ................................       (85,603,777)                --                 --
   Administrative charges -- Note 4 .....................................        (1,436,646)                --                 --
   Redemptions and annuity benefits .....................................      (292,546,863)                --                 --
   Transfers -- other ...................................................            76,660                 --                 --
                                                                            ---------------    ---------------    ---------------
   Net increase/(decrease) from contract transactions ...................      (340,407,855)                --                 --
                                                                            ---------------    ---------------    ---------------
   Increase/(Decrease) in seed investments ..............................                --                 --                 --
Actuarial Increase/(Decrease) in Reserves for Contracts in Payment Period                --                 --                 --
                                                                            ---------------    ---------------    ---------------
Total Increase/(Decrease) in Net Assets .................................       254,764,755                 --                 --
   Net Assets at December 31, 1998 ......................................     2,275,568,594                 --                 --
                                                                            ---------------    ---------------    ---------------
----------------------------------------------------------------------------------------------------------------------------------
   Net Assets at December 31, 1999 ......................................   $ 2,530,333,349    $            --    $            --
----------------------------------------------------------------------------------------------------------------------------------
                                                                            ===============    ===============    ===============

----------------------------------------
2000 Increase/(Decrease) from Operations
----------------------------------------
  Net investment income/(expense) .......................................   $   (15,583,507)   $           (47)   $           (51)
  Net realized gain/(loss) from sale of investments .....................        78,492,038                 --                 --
  Reinvested realized gain distributions ................................                --                 --                 --
  Net change in unrealized appreciation/(depreciation) of investments ...         3,050,634               (715)              (654)
                                                                            ---------------    ---------------    ---------------
  Net increase/(decrease) resulting from operations .....................        65,959,165               (762)              (705)
                                                                            ---------------    ---------------    ---------------

--------------------------
2000 Contract Transactions
--------------------------
  Net contract purchase payments ........................................        19,881,397                838              1,113
  Transfer between investment divisions .................................         9,994,824            105,682            136,800
  Administrative charges -- Note 4 ......................................          (760,033)                --                 --
  Redemptions and annuity benefits ......................................      (161,302,129)              (121)                --
  Transfers on account of death .........................................          (723,078)                --                 --
  Transfers -- other ....................................................           (90,109)               (12)                16
                                                                            ---------------    ---------------    ---------------
  Net increase/(decrease) from contract transactions ....................      (132,999,128)           106,387            137,929
Actuarial Increase in Reserves For Contracts in Payment Period ..........           132,416                 --                 --
                                                                            ---------------    ---------------    ---------------
Total Increase/(Decrease) in Net Assets .................................       (66,907,547)           105,625            137,224
  Net Assets at December 31, 1999 .......................................     2,530,333,349                 --                 --
                                                                            ---------------    ---------------    ---------------
----------------------------------------------------------------------------------------------------------------------------------
  Net Assets at June 30, 2000 ...........................................   $ 2,463,425,802    $       105,625    $       137,224
----------------------------------------------------------------------------------------------------------------------------------
                                                                            ===============    ===============    ===============

                                                                            ------------------------------------------------------
                                                                                            INVESTMENT DIVISIONS
                                                                            ------------------------------------------------------
                                                                                 Guardian
                                                                                 VC High
                                                                                  Yield             Guardian          Guardian
                                                                                  Bond                Bond              Cash
                                                                            ------------------------------------------------------
----------------------------------------
1999 Increase/(Decrease) from Operations
----------------------------------------
   Net investment income/(expense) ......................................   $            --    $     8,403,968    $     7,250,506
   Net realized gain/(loss) from sale of investments ....................                --         (1,437,612)                --
   Reinvested realized gain distributions ...............................                --            540,446                 --
   Net change in unrealized appreciation/(depreciation) of investments ..                --        (11,576,723)                --
                                                                            ---------------    ---------------    ---------------
   Net increase/(decrease) resulting from operations ....................                --         (4,069,921)         7,250,506
                                                                            ---------------    ---------------    ---------------

--------------------------
1999 Contract Transactions
--------------------------
   Net contract purchase payments .......................................                --          4,171,079          4,224,953
   Transfer between investment divisions ................................                --        (13,450,589)        77,283,836
   Administrative charges -- Note 4 .....................................                --           (121,366)          (110,010)
   Redemptions and annuity benefits .....................................                --        (26,673,336)       (81,136,543)
   Transfers -- other ...................................................                --             (1,820)             1,370
                                                                            ---------------    ---------------    ---------------
   Net increase/(decrease) from contract transactions ...................                --        (36,076,032)           263,606
                                                                            ---------------    ---------------    ---------------
   Increase/(Decrease) in seed investments ..............................                --                 --                 --
Actuarial Increase/(Decrease) in Reserves for Contracts in Payment Period                --                 --            514,190
                                                                            ---------------    ---------------    ---------------
Total Increase/(Decrease) in Net Assets .................................                --        (40,145,953)         8,028,302
   Net Assets at December 31, 1998 ......................................                --        218,639,083        203,710,025
                                                                            ---------------    ---------------    ---------------
----------------------------------------------------------------------------------------------------------------------------------
   Net Assets at December 31, 1999 ......................................   $            --    $   178,493,130    $   211,738,327
----------------------------------------------------------------------------------------------------------------------------------
                                                                            ===============    ===============    ===============

----------------------------------------
2000 Increase/(Decrease) from Operations
----------------------------------------
  Net investment income/(expense) .......................................   $           (29)   $      (995,570)   $     3,951,507
  Net realized gain/(loss) from sale of investments .....................                --           (398,674)                --
  Reinvested realized gain distributions ................................                --                 --                 --
  Net change in unrealized appreciation/(depreciation) of investments ...               (78)         6,069,513                 --
                                                                            ---------------    ---------------    ---------------
  Net increase/(decrease) resulting from operations .....................              (107)         4,675,269          3,951,507
                                                                            ---------------    ---------------    ---------------

--------------------------
2000 Contract Transactions
--------------------------
  Net contract purchase payments ........................................                --          1,882,691          2,172,908
  Transfer between investment divisions .................................            66,870         (9,999,511)           776,857
  Administrative charges -- Note 4 ......................................                --            (50,763)           (49,518)
  Redemptions and annuity benefits ......................................                --        (14,550,452)       (53,015,578)
  Transfers on account of death .........................................                --           (128,557)            (3,011)
  Transfers -- other ....................................................                --              3,915            (20,548)
                                                                            ---------------    ---------------    ---------------
  Net increase/(decrease) from contract transactions ....................            66,870        (22,842,677)       (50,138,890)
Actuarial Increase in Reserves For Contracts in Payment Period ..........                --             19,656           (312,574)
                                                                            ---------------    ---------------    ---------------
Total Increase/(Decrease) in Net Assets .................................            66,763        (18,147,752)       (46,499,957)
  Net Assets at December 31, 1999 .......................................                --        178,493,130        211,738,327
                                                                            ---------------    ---------------    ---------------
----------------------------------------------------------------------------------------------------------------------------------
  Net Assets at June 30, 2000 ...........................................   $        66,763    $   160,345,378    $   165,238,370
----------------------------------------------------------------------------------------------------------------------------------
                                                                            ===============    ===============    ===============

                                                                            ----------------------------------
                                                                                    INVESTMENT DIVISIONS
                                                                            ----------------------------------

                                                                                 Gabelli            Baillie
                                                                                 Capital            Gifford
                                                                                  Asset          International
                                                                            ----------------------------------
----------------------------------------
1999 Increase/(Decrease) from Operations
----------------------------------------
   Net investment income/(expense) ......................................   $    (1,195,333)   $    (2,159,143)
   Net realized gain/(loss) from sale of investments ....................         9,730,599         19,810,791
   Reinvested realized gain distributions ...............................        11,153,450         27,226,643
   Net change in unrealized appreciation/(depreciation) of investments ..        (1,077,820)        62,492,205
                                                                            ---------------    ---------------
   Net increase/(decrease) resulting from operations ....................        18,610,896        107,370,496
                                                                            ---------------    ---------------

--------------------------
1999 Contract Transactions
--------------------------
   Net contract purchase payments .......................................         2,056,642          5,656,892
   Transfer between investment divisions ................................        (1,103,945)       (11,698,547)
   Administrative charges -- Note 4 .....................................           (60,827)          (188,415)
   Redemptions and annuity benefits .....................................       (12,784,996)       (32,752,492)
   Transfers -- other ...................................................            (2,095)            21,319
                                                                            ---------------    ---------------
   Net increase/(decrease) from contract transactions ...................       (11,895,221)       (38,961,243)
                                                                            ---------------    ---------------
   Increase/(Decrease) in seed investments ..............................          (226,935)                --
Actuarial Increase/(Decrease) in Reserves for Contracts in Payment Period                --                 --
                                                                            ---------------    ---------------
Total Increase/(Decrease) in Net Assets .................................         6,488,740         68,409,253
   Net Assets at December 31, 1998 ......................................       108,971,526        317,462,718
                                                                            ---------------    ---------------
--------------------------------------------------------------------------------------------------------------
   Net Assets at December 31, 1999 ......................................   $   115,460,266    $   385,871,971
--------------------------------------------------------------------------------------------------------------
                                                                            ===============    ===============

----------------------------------------
2000 Increase/(Decrease) from Operations
----------------------------------------
  Net investment income/(expense) .......................................   $      (659,187)   $    (1,888,115)
  Net realized gain/(loss) from sale of investments .....................         2,559,144         13,783,309
  Reinvested realized gain distributions ................................                --                 --
  Net change in unrealized appreciation/(depreciation) of investments ...           465,021        (44,452,490)
                                                                            ---------------    ---------------
  Net increase/(decrease) resulting from operations .....................         2,364,978        (32,557,296)
                                                                            ---------------    ---------------

--------------------------
2000 Contract Transactions
--------------------------
  Net contract purchase payments ........................................           838,533          2,969,290
  Transfer between investment divisions .................................        (4,929,088)         1,037,963
  Administrative charges -- Note 4 ......................................           (25,941)           (91,824)
  Redemptions and annuity benefits ......................................        (6,520,148)       (21,750,891)
  Transfers on account of death .........................................           (79,920)           (85,740)
  Transfers -- other ....................................................             2,906             (9,024)
                                                                            ---------------    ---------------
  Net increase/(decrease) from contract transactions ....................       (10,713,658)       (17,930,226)
Actuarial Increase in Reserves For Contracts in Payment Period ..........                --            140,439
                                                                            ---------------    ---------------
Total Increase/(Decrease) in Net Assets .................................        (8,348,680)       (50,347,083)
  Net Assets at December 31, 1999 .......................................       115,460,266        385,871,971
                                                                            ---------------    ---------------
--------------------------------------------------------------------------------------------------------------
  Net Assets at June 30, 2000 ...........................................   $   107,111,586    $   335,524,888
--------------------------------------------------------------------------------------------------------------
                                                                            ===============    ===============

                        See notes to financial statements


                                    68 & 69

--------------------------------------------------------------------------------
The Guardian Separate Account D
-------------------------------

STATEMENTS OF CHANGES IN NET ASSETS
Year Ended December 31, 1999 (Audited) and
Six Months Ended June 30, 2000 (Unaudited)

                                                                            ------------------------------------------------------
                                                                                            INVESTMENT DIVISIONS
                                                                            ------------------------------------------------------
                                                                                Baillie
                                                                                Gifford            Guardian
                                                                                Emerging           Small Cap         Value Line
                                                                                 Market             Stock            Centurion
                                                                            ------------------------------------------------------
----------------------------------------
1999 Increase/(Decrease) from Operations
----------------------------------------
   Net investment income/(expense) ......................................   $      (393,770)   $      (432,048)   $    (3,928,618)
   Net realized gain/(loss) from sale of investments ....................        (3,978,458)        (2,868,736)        22,577,131
   Reinvested realized gain distributions ...............................                --                 --         31,230,525
   Net change in unrealized appreciation/(depreciation) of investments ..        22,160,607         15,119,285         53,202,690
                                                                            ---------------    ---------------    ---------------
   Net increase/(decrease) resulting from operations ....................        17,788,379         11,818,501        103,081,728
                                                                            ---------------    ---------------    ---------------

--------------------------
1999 Contract Transactions
--------------------------
   Net contract purchase payments .......................................         1,017,437            922,445          7,942,117
   Transfer between investment divisions ................................         3,737,118         (4,334,798)        16,772,895
   Administrative charges -- Note 4 .....................................           (23,888)           (18,671)          (270,891)
   Redemptions and annuity benefits .....................................        (2,939,104)        (4,259,232)       (53,528,851)
   Transfers -- other ...................................................            (2,422)             6,823             14,415
                                                                            ---------------    ---------------    ---------------
   Net increase/(decrease) from contract transactions ...................         1,789,141         (7,683,433)       (29,070,315)
                                                                            ---------------    ---------------    ---------------
   Increase/(Decrease) in seed investments ..............................                --                 --                 --
Actuarial Increase/(Decrease) in Reserves for Contracts in Payment Period                --                 --                 --
                                                                            ---------------    ---------------    ---------------
Total Increase/(Decrease) in Net Assets .................................        19,577,520          4,135,068         74,011,413
   Net Assets at December 31, 1998 ......................................        25,476,540         47,085,680        403,896,324
                                                                            ---------------    ---------------    ---------------
----------------------------------------------------------------------------------------------------------------------------------
   Net Assets at December 31, 1999 ......................................   $    45,054,060    $    51,220,748    $   477,907,737
----------------------------------------------------------------------------------------------------------------------------------
                                                                            ===============    ===============    ===============

----------------------------------------
2000 Increase/(Decrease) from Operations
----------------------------------------
  Net investment income/(expense) .......................................   $      (262,535)   $      (370,496)   $    (2,782,011)
  Net realized gain/(loss) from sale of investments .....................         1,249,375          5,022,741         13,142,290
  Reinvested realized gain distributions ................................                --                 --                 --
  Net change in unrealized appreciation/(depreciation) of investments ...        (3,545,174)          (409,969)        (1,505,024)
                                                                            ---------------    ---------------    ---------------
  Net increase/(decrease) resulting from operations .....................        (2,558,334)         4,242,276          8,855,255
                                                                            ---------------    ---------------    ---------------

--------------------------
2000 Contract Transactions
--------------------------
  Net contract purchase payments ........................................           562,337          1,003,588          3,803,120
  Transfer between investment divisions .................................           858,521          9,076,833         (8,599,038)
  Administrative charges -- Note 4 ......................................           (15,034)            (9,403)          (131,827)
  Redemptions and annuity benefits ......................................        (2,725,451)        (4,030,508)       (27,629,138)
  Transfers on account of death .........................................            (7,841)                --           (106,762)
  Transfers -- other ....................................................            (1,517)           (23,802)             7,621
                                                                            ---------------    ---------------    ---------------
  Net increase/(decrease) from contract transactions ....................        (1,328,985)         6,016,708        (32,656,024)
Actuarial Increase in Reserves For Contracts in Payment Period ..........                --                 --             41,795
                                                                            ---------------    ---------------    ---------------
Total Increase/(Decrease) in Net Assets .................................        (3,887,319)        10,258,984        (23,758,974)
  Net Assets at December 31, 1999 .......................................        45,054,060         51,220,748        477,907,737
                                                                            ---------------    ---------------    ---------------
----------------------------------------------------------------------------------------------------------------------------------
  Net Assets at June 30, 2000 ...........................................   $    41,166,741    $    61,479,732    $   454,148,763
----------------------------------------------------------------------------------------------------------------------------------
                                                                            ===============    ===============    ===============

                                                                            ------------------------------------------------------
                                                                                            INVESTMENT DIVISIONS
                                                                            ------------------------------------------------------
                                                                               Value Line
                                                                                Strategic          AIM V.I.          AIM V.I.
                                                                                 Asset             Capital            Global
                                                                               Management        Appreciation        Utilities
                                                                            ------------------------------------------------------
----------------------------------------
1999 Increase/(Decrease) from Operations
----------------------------------------
   Net investment income/(expense) ......................................   $    (1,751,782)   $            --    $            --
   Net realized gain/(loss) from sale of investments ....................        56,556,184                 --                 --
   Reinvested realized gain distributions ...............................        56,339,537                 --                 --
   Net change in unrealized appreciation/(depreciation) of investments ..       108,836,173                 --                 --
                                                                            ---------------    ---------------    ---------------
   Net increase/(decrease) resulting from operations ....................       219,980,112                 --                 --
                                                                            ---------------    ---------------    ---------------

--------------------------
1999 Contract Transactions
--------------------------
   Net contract purchase payments .......................................        20,234,199                 --                 --
   Transfer between investment divisions ................................         6,201,320                 --                 --
   Administrative charges -- Note 4 .....................................          (654,193)                --                 --
   Redemptions and annuity benefits .....................................      (130,893,041)                --                 --
   Transfers -- other ...................................................            22,823                 --                 --
                                                                            ---------------    ---------------    ---------------
   Net increase/(decrease) from contract transactions ...................      (105,088,892)                --                 --
                                                                            ---------------    ---------------    ---------------
   Increase/(Decrease) in seed investments ..............................                --                 --                 --
Actuarial Increase/(Decrease) in Reserves for Contracts in Payment Period                --                 --                 --
                                                                            ---------------    ---------------    ---------------
Total Increase/(Decrease) in Net Assets .................................       114,891,220                 --                 --
   Net Assets at December 31, 1998 ......................................     1,016,521,153                 --                 --
                                                                            ---------------    ---------------    ---------------
----------------------------------------------------------------------------------------------------------------------------------
   Net Assets at December 31, 1999 ......................................   $ 1,131,412,373    $            --    $            --
----------------------------------------------------------------------------------------------------------------------------------
                                                                            ===============    ===============    ===============

----------------------------------------
2000 Increase/(Decrease) from Operations
----------------------------------------
  Net investment income/(expense) .......................................   $    (6,855,434)   $          (332)   $           (88)
  Net realized gain/(loss) from sale of investments .....................        39,612,728                 --                 --
  Reinvested realized gain distributions ................................                --                 --                 --
  Net change in unrealized appreciation/(depreciation) of investments ...        18,006,780            (10,356)            (1,216)
                                                                            ---------------    ---------------    ---------------
  Net increase/(decrease) resulting from operations .....................        50,764,074            (10,688)            (1,304)
                                                                            ---------------    ---------------    ---------------

--------------------------
2000 Contract Transactions
--------------------------
  Net contract purchase payments ........................................         9,236,360              4,507              1,028
  Transfer between investment divisions .................................        (7,071,410)           927,853            165,345
  Administrative charges -- Note 4 ......................................          (342,014)                (3)                --
  Redemptions and annuity benefits ......................................       (74,096,175)              (508)                --
  Transfers on account of death .........................................          (186,055)                --                 --
  Transfers -- other ....................................................           (33,942)               (34)                (1)
                                                                            ---------------    ---------------    ---------------
  Net increase/(decrease) from contract transactions ....................       (72,493,236)           931,815            166,372
Actuarial Increase in Reserves For Contracts in Payment Period ..........            38,254                 --                 --
                                                                            ---------------    ---------------    ---------------
Total Increase/(Decrease) in Net Assets .................................       (21,690,908)           921,127            165,068
  Net Assets at December 31, 1999 .......................................     1,131,412,373                 --                 --
                                                                            ---------------    ---------------    ---------------
----------------------------------------------------------------------------------------------------------------------------------
  Net Assets at June 30, 2000 ...........................................   $ 1,109,721,465    $       921,127    $       165,068
----------------------------------------------------------------------------------------------------------------------------------
                                                                            ===============    ===============    ===============

                                                                            ----------------------------------
                                                                                   INVESTMENT DIVISIONS
                                                                            ----------------------------------


                                                                                AIM V.I.            Davis
                                                                                 Value            Financial
                                                                            ----------------------------------
----------------------------------------
1999 Increase/(Decrease) from Operations
----------------------------------------
   Net investment income/(expense) ......................................   $            --    $            --
   Net realized gain/(loss) from sale of investments ....................                --                 --
   Reinvested realized gain distributions ...............................                --                 --
   Net change in unrealized appreciation/(depreciation) of investments ..                --                 --
                                                                            ---------------    ---------------
   Net increase/(decrease) resulting from operations ....................                --                 --
                                                                            ---------------    ---------------

--------------------------
1999 Contract Transactions
--------------------------
   Net contract purchase payments .......................................                --                 --
   Transfer between investment divisions ................................                --                 --
   Administrative charges -- Note 4 .....................................                --                 --
   Redemptions and annuity benefits .....................................                --                 --
   Transfers -- other ...................................................                --                 --
                                                                            ---------------    ---------------
   Net increase/(decrease) from contract transactions ...................                --                 --
                                                                            ---------------    ---------------
   Increase/(Decrease) in seed investments ..............................                --                 --
Actuarial Increase/(Decrease) in Reserves for Contracts in Payment Period                --                 --
                                                                            ---------------    ---------------
Total Increase/(Decrease) in Net Assets .................................                --                 --
   Net Assets at December 31, 1998 ......................................                --                 --
                                                                            ---------------    ---------------
--------------------------------------------------------------------------------------------------------------
   Net Assets at December 31, 1999 ......................................   $            --    $            --
--------------------------------------------------------------------------------------------------------------
                                                                            ===============    ===============

----------------------------------------
2000 Increase/(Decrease) from Operations
----------------------------------------
  Net investment income/(expense) .......................................   $          (150)   $          (170)
  Net realized gain/(loss) from sale of investments .....................                --                (14)
  Reinvested realized gain distributions ................................                --                 --
  Net change in unrealized appreciation/(depreciation) of investments ...            (1,162)            (8,521)
                                                                            ---------------    ---------------
  Net increase/(decrease) resulting from operations .....................            (1,312)            (8,705)
                                                                            ---------------    ---------------

--------------------------
2000 Contract Transactions
--------------------------
  Net contract purchase payments ........................................            19,509                280
  Transfer between investment divisions .................................           503,021            265,327
  Administrative charges -- Note 4 ......................................                --                 --
  Redemptions and annuity benefits ......................................              (122)              (275)
  Transfers on account of death .........................................                --                 --
  Transfers -- other ....................................................                --                 13
                                                                            ---------------    ---------------
  Net increase/(decrease) from contract transactions ....................           522,408            265,345
Actuarial Increase in Reserves For Contracts in Payment Period ..........                --                 --
                                                                            ---------------    ---------------
Total Increase/(Decrease) in Net Assets .................................           521,096            256,640
  Net Assets at December 31, 1999 .......................................                --                 --
                                                                            ---------------    ---------------
--------------------------------------------------------------------------------------------------------------
  Net Assets at June 30, 2000 ...........................................   $       521,096    $       256,640
--------------------------------------------------------------------------------------------------------------
                                                                            ===============    ===============

                        See notes to financial statements

--------------------------------------------------------------------------------


                                    70 & 71

--------------------------------------------------------------------------------
The Guardian Separate Account D
-------------------------------

STATEMENTS OF CHANGES IN NET ASSETS
Year Ended December 31, 1999 (Audited) and
Six Months Ended June 30, 2000 (Unaudited)

                                                                           ---------------------------------------------------------
                                                                                             INVESTMENT DIVISIONS
                                                                           ---------------------------------------------------------
                                                                                                                         Fidelity
                                                                                                          Fidelity         VIP
                                                                              Davis                        VIP II         Equity-
                                                                              Real           Davis       Contrafund       Income
                                                                              Estate         Value      Service Class  Service Class
                                                                           ---------------------------------------------------------
----------------------------------------
1999 Increase/(Decrease) from Operations
----------------------------------------
   Net investment income/(expense) ......................................  $        --    $        --    $        --    $        --
   Net realized gain/(loss) from sale of investments ....................           --             --             --             --
   Reinvested realized gain distributions ...............................           --             --             --             --
   Net change in unrealized appreciation/(depreciation) of investments ..           --             --             --             --
                                                                           -----------    -----------    -----------    -----------
   Net increase/(decrease) resulting from operations ....................           --             --             --             --
                                                                           -----------    -----------    -----------    -----------

--------------------------
1999 Contract Transactions
--------------------------
   Net contract purchase payments .......................................           --             --             --             --
   Transfer between investment divisions ................................           --             --             --             --
   Administrative charges -- Note 4 .....................................           --             --             --             --
   Redemptions and annuity benefits .....................................           --             --             --             --
   Transfers -- other ...................................................           --             --             --             --
                                                                           -----------    -----------    -----------    -----------
   Net increase/(decrease) from contract transactions ...................           --             --             --             --
                                                                           -----------    -----------    -----------    -----------
   Increase/(Decrease) in seed investments ..............................           --             --             --             --
Actuarial Increase/(Decrease) in Reserves for Contracts in Payment Period           --             --             --             --
                                                                           -----------    -----------    -----------    -----------
Total Increase/(Decrease) in Net Assets .................................           --             --             --             --
   Net Assets at December 31, 1998 ......................................           --             --             --             --
                                                                           -----------    -----------    -----------    -----------
------------------------------------------------------------------------------------------------------------------------------------
   Net Assets at December 31, 1999 ......................................  $        --    $        --    $        --    $        --
------------------------------------------------------------------------------------------------------------------------------------
                                                                           ===========    ===========    ===========    ===========

----------------------------------------
2000 Increase/(Decrease) from Operations
----------------------------------------
  Net investment income/(expense) .......................................  $       (43)   $    (1,665)   $      (191)   $      (141)
  Net realized gain/(loss) from sale of investments .....................           --             --             --             --
  Reinvested realized gain distributions ................................           --             --             --             --
  Net change in unrealized appreciation/(depreciation) of investments ...        1,083        (84,153)          (581)        (8,392)
                                                                           -----------    -----------    -----------    -----------
  Net increase/(decrease) resulting from operations .....................        1,040        (85,818)          (772)        (8,533)
                                                                           -----------    -----------    -----------    -----------

--------------------------
2000 Contract Transactions
--------------------------
  Net contract purchase payments ........................................           --            238          1,586         99,860
  Transfer between investment divisions .................................       77,498      3,176,843        686,935        118,000
  Administrative charges -- Note 4 ......................................           --            (19)            (6)            --
  Redemptions and annuity benefits ......................................           --         (8,942)          (166)            --
  Transfers on account of death .........................................           --             --             --             --
  Transfers -- other ....................................................           --             16             (4)            --
                                                                           -----------    -----------    -----------    -----------
  Net increase/(decrease) from contract transactions ....................       77,498      3,168,136        688,345        217,860
Actuarial Increase in Reserves For Contracts in Payment Period ..........           --             --             --             --
                                                                           -----------    -----------    -----------    -----------
Total Increase/(Decrease) in Net Assets .................................       78,538      3,082,318        687,573        209,327
  Net Assets at December 31, 1999 .......................................           --             --             --             --
                                                                           -----------    -----------    -----------    -----------
------------------------------------------------------------------------------------------------------------------------------------
  Net Assets at June 30, 2000 ...........................................  $    78,538    $ 3,082,318    $   687,573    $   209,327
------------------------------------------------------------------------------------------------------------------------------------
                                                                           ===========    ===========    ===========    ===========

                                                                          ---------------------------------------------------------
                                                                                             INVESTMENT DIVISIONS
                                                                          ---------------------------------------------------------
                                                                            Fidelity       Fidelity
                                                                             VIP III        VIP III
                                                                             Growth           Mid           Janus          Janus
                                                                          Opportunities       Cap         Aggressive      Capital
                                                                          Service Class  Service Class      Growth     Appreciation
                                                                          ---------------------------------------------------------
----------------------------------------
1999 Increase/(Decrease) from Operations
----------------------------------------
   Net investment income/(expense) ......................................  $        --    $        --    $        --    $        --
   Net realized gain/(loss) from sale of investments ....................           --             --             --             --
   Reinvested realized gain distributions ...............................           --             --             --             --
   Net change in unrealized appreciation/(depreciation) of investments ..           --             --             --             --
                                                                           -----------    -----------    -----------    -----------
   Net increase/(decrease) resulting from operations ....................           --             --             --             --
                                                                           -----------    -----------    -----------    -----------

--------------------------
1999 Contract Transactions
--------------------------
   Net contract purchase payments .......................................           --             --             --             --
   Transfer between investment divisions ................................           --             --             --             --
   Administrative charges -- Note 4 .....................................           --             --             --             --
   Redemptions and annuity benefits .....................................           --             --             --             --
   Transfers -- other ...................................................           --             --             --             --
                                                                           -----------    -----------    -----------    -----------
   Net increase/(decrease) from contract transactions ...................           --             --             --             --
                                                                           -----------    -----------    -----------    -----------
   Increase/(Decrease) in seed investments ..............................           --             --             --             --
Actuarial Increase/(Decrease) in Reserves for Contracts in Payment Period           --             --             --             --
                                                                           -----------    -----------    -----------    -----------
Total Increase/(Decrease) in Net Assets .................................           --             --             --             --
   Net Assets at December 31, 1998 ......................................           --             --             --             --
                                                                           -----------    -----------    -----------    -----------
-----------------------------------------------------------------------------------------------------------------------------------
   Net Assets at December 31, 1999 ......................................  $        --    $        --    $        --    $        --
-----------------------------------------------------------------------------------------------------------------------------------
                                                                           ===========    ===========    ===========    ===========

----------------------------------------
2000 Increase/(Decrease) from Operations
----------------------------------------
  Net investment income/(expense) .......................................  $        --    $      (775)   $   131,808    $     2,004
  Net realized gain/(loss) from sale of investments .....................           (5)           265          5,439             34
  Reinvested realized gain distributions ................................           --             --         61,974            297
  Net change in unrealized appreciation/(depreciation) of investments ...           --         26,152       (204,359)        (8,291)
                                                                           -----------    -----------    -----------    -----------
  Net increase/(decrease) resulting from operations .....................           (5)        25,642         (5,138)        (5,956)
                                                                           -----------    -----------    -----------    -----------

--------------------------
2000 Contract Transactions
--------------------------
  Net contract purchase payments ........................................           --          2,514          4,652          6,025
  Transfer between investment divisions .................................            5      1,574,017      2,757,677        767,201
  Administrative charges -- Note 4 ......................................           --            (27)           (11)           (16)
  Redemptions and annuity benefits ......................................           --           (218)          (344)            --
  Transfers on account of death .........................................           --             --             --             --
  Transfers -- other ....................................................           --             17            262            286
                                                                           -----------    -----------    -----------    -----------
  Net increase/(decrease) from contract transactions ....................            5      1,576,303      2,762,236        773,496
Actuarial Increase in Reserves For Contracts in Payment Period ..........           --             --             --             --
                                                                           -----------    -----------    -----------    -----------
Total Increase/(Decrease) in Net Assets .................................           --      1,601,945      2,757,098        767,540
  Net Assets at December 31, 1999 .......................................           --             --             --             --
                                                                           -----------    -----------    -----------    -----------
-----------------------------------------------------------------------------------------------------------------------------------
  Net Assets at June 30, 2000 ...........................................  $        --    $ 1,601,945    $ 2,757,098    $   767,540
-----------------------------------------------------------------------------------------------------------------------------------
                                                                           ===========    ===========    ===========    ===========

                        See notes to financial statements

--------------------------------------------------------------------------------


                                    72 & 73

--------------------------------------------------------------------------------
The Guardian Separate Account D
-------------------------------

STATEMENTS OF CHANGES IN NET ASSETS
Year Ended December 31, 1999 (Audited) and
Six Months Ended June 30, 2000 (Unaudited)

                                                                            --------------------------------------------
                                                                                       INVESTMENT DIVISIONS
                                                                            --------------------------------------------

                                                                                               Janus            MFS
                                                                               Janus          Worldwide       Emerging
                                                                               Growth          Growth          Growth
                                                                            --------------------------------------------
----------------------------------------
1999 Increase/(Decrease) from Operations
----------------------------------------
   Net investment income/(expense) ......................................   $         --    $         --    $         --
   Net realized gain/(loss) from sale of investments ....................             --              --              --
   Reinvested realized gain distributions ...............................             --              --              --
   Net change in unrealized appreciation/(depreciation) of investments ..             --              --              --
                                                                            ------------    ------------    ------------
   Net increase/(decrease) resulting from operations ....................             --              --              --
                                                                            ------------    ------------    ------------

--------------------------
1999 Contract Transactions
--------------------------
   Net contract purchase payments .......................................             --              --              --
   Transfer between investment divisions ................................             --              --              --
   Administrative charges -- Note 4 .....................................             --              --              --
   Redemptions and annuity benefits .....................................             --              --              --
   Transfers -- other ...................................................             --              --              --
                                                                            ------------    ------------    ------------
   Net increase/(decrease) from contract transactions ...................             --              --              --
                                                                            ------------    ------------    ------------
   Increase/(Decrease) in seed investment ...............................             --              --              --
Actuarial Increase/(Decrease) in Reserves for Contracts in Payment Period             --              --              --
                                                                            ------------    ------------    ------------
Total Increase/(Decrease) in Net Assets .................................             --              --              --
   Net Assets at December 31, 1998 ......................................             --              --              --
                                                                            ------------    ------------    ------------
------------------------------------------------------------------------------------------------------------------------
   Net Assets at December 31, 1999 ......................................   $         --    $         --    $         --
------------------------------------------------------------------------------------------------------------------------
                                                                            ============    ============    ============

----------------------------------------
2000 Increase/(Decrease) from Operations
----------------------------------------
  Net investment income/(expense) .......................................   $     15,279    $      5,092    $       (270)
  Net realized gain/(loss) from sale of investments .....................         (1,804)          3,083             737
  Reinvested realized gain distributions ................................         26,111          18,473              --
  Net change in unrealized appreciation/(depreciation) of investments ...        (50,964)        (47,274)         (1,039)
                                                                            ------------    ------------    ------------
  Net increase/(decrease) resulting from operations .....................        (11,378)        (20,626)           (572)
                                                                            ------------    ------------    ------------

--------------------------
2000 Contract Transactions
--------------------------
  Net contract purchase payments ........................................         20,454          38,310           3,247
  Transfer between investment divisions .................................      1,051,164       1,871,134         581,289
  Administrative charges -- Note 4 ......................................            (17)             (7)             (4)
  Redemptions and annuity benefits ......................................           (289)         (1,242)           (450)
  Transfers on account of death .........................................             --              --              --
  Transfers -- other ....................................................            114             117              --
                                                                            ------------    ------------    ------------
  Net increase/(decrease) from contract transactions ....................      1,071,426       1,908,312         584,082
Actuarial Increase in Reserves For Contracts in Payment Period ..........             --              --              --
                                                                            ------------    ------------    ------------
Total Increase/(Decrease) in Net Assets .................................      1,060,048       1,887,686         583,510
  Net Assets at December 31, 1999 .......................................             --              --              --
                                                                            ------------    ------------    ------------
------------------------------------------------------------------------------------------------------------------------
  Net Assets at June 30, 2000 ...........................................   $  1,060,048    $  1,887,686    $    583,510
------------------------------------------------------------------------------------------------------------------------
                                                                            ============    ============    ============

                                                                          ---------------------------------------------------------
                                                                                            INVESTMENT DIVISIONS
                                                                          ---------------------------------------------------------
                                                                              MFS
                                                                             Growth           MFS                          MFS
                                                                              With            New           MFS           Total
                                                                             Income        Discovery      Research        Return
                                                                          ---------------------------------------------------------
----------------------------------------
1999 Increase/(Decrease) from Operations
----------------------------------------
   Net investment income/(expense) ...................................... $   (384,324)  $         --   $         --   $         --
   Net realized gain/(loss) from sale of investments ....................    1,874,763             --             --             --
   Reinvested realized gain distributions ...............................      169,628             --             --             --
   Net change in unrealized appreciation/(depreciation) of investments ..      508,645             --             --             --
                                                                          ------------   ------------   ------------   ------------
   Net increase/(decrease) resulting from operations ....................    2,168,712             --             --             --
                                                                          ------------   ------------   ------------   ------------

--------------------------
1999 Contract Transactions
--------------------------
   Net contract purchase payments .......................................    1,338,748             --             --             --
   Transfer between investment divisions ................................    6,744,212             --             --             --
   Administrative charges -- Note 4 .....................................      (18,335)            --             --             --
   Redemptions and annuity benefits .....................................   (8,106,897)            --             --             --
   Transfers -- other ...................................................         (427)            --             --             --
                                                                          ------------   ------------   ------------   ------------
   Net increase/(decrease) from contract transactions ...................      (42,699)            --             --             --
                                                                          ------------   ------------   ------------   ------------
   Increase/(Decrease) in seed investment ...............................           --             --             --             --
Actuarial Increase/(Decrease) in Reserves for Contracts in Payment Period           --             --             --             --
                                                                          ------------   ------------   ------------   ------------
Total Increase/(Decrease) in Net Assets .................................    2,126,013             --             --             --
   Net Assets at December 31, 1998 ......................................   39,291,789             --             --             --
                                                                          ------------   ------------   ------------   ------------
-----------------------------------------------------------------------------------------------------------------------------------
   Net Assets at December 31, 1999 ...................................... $ 41,417,802   $         --   $         --   $         --
-----------------------------------------------------------------------------------------------------------------------------------
                                                                          ============   ============   ============   ============

----------------------------------------
2000 Increase/(Decrease) from Operations
----------------------------------------
  Net investment income/(expense) ....................................... $    (56,085)  $       (179)  $        (61)  $         --
  Net realized gain/(loss) from sale of investments .....................    1,919,666             --            461             --
  Reinvested realized gain distributions ................................      262,903             --             --             --
  Net change in unrealized appreciation/(depreciation) of investments ...   (2,708,484)        10,084            452             --
                                                                          ------------   ------------   ------------   ------------
  Net increase/(decrease) resulting from operations .....................     (582,000)         9,905            852             --
                                                                          ------------   ------------   ------------   ------------

--------------------------
2000 Contract Transactions
--------------------------
  Net contract purchase payments ........................................      292,272          3,249          5,070             --
  Transfer between investment divisions .................................   (8,356,388)       375,435        204,959             --
  Administrative charges -- Note 4 ......................................       (8,280)            (7)           (11)            --
  Redemptions and annuity benefits ......................................   (2,662,437)          (124)            --             --
  Transfers on account of death .........................................       (3,246)            --             --             --
  Transfers -- other ....................................................       (4,027)          (144)             4             --
                                                                          ------------   ------------   ------------   ------------
  Net increase/(decrease) from contract transactions ....................  (10,742,106)       378,409        210,022             --
Actuarial Increase in Reserves For Contracts in Payment Period ..........           --             --             --             --
                                                                          ------------   ------------   ------------   ------------
Total Increase/(Decrease) in Net Assets .................................  (11,324,106)       388,314        210,874             --
  Net Assets at December 31, 1999 .......................................   41,417,802             --             --             --
                                                                          ------------   ------------   ------------   ------------
-----------------------------------------------------------------------------------------------------------------------------------
  Net Assets at June 30, 2000 ........................................... $ 30,093,696   $    388,314   $    210,874   $         --
-----------------------------------------------------------------------------------------------------------------------------------
                                                                          ============   ============   ============   ============

                        See notes to financial statements

--------------------------------------------------------------------------------


                                    74 & 75

--------------------------------------------------------------------------------
The Guardian Separate Account D
-------------------------------

NOTES TO FINANCIAL STATEMENTS
June 30, 2000 (Unaudited)

----------------------
Note 1 -- Organization
----------------------

      The Guardian Separate Account D (the Account), a unit investment trust registered under the Investment Company Act of 1940, as amended, was organized by The Guardian Insurance & Annuity Company, Inc. (GIAC) on August 23, 1989 and commenced operations on January 16, 1990. GIAC is a wholly owned subsidiary of The Guardian Life Insurance Company of America (Guardian). GIAC issues the individual and group deferred variable annuity contracts offered through the Account. GIAC provides for accumulations and benefits under the contracts by crediting the net premium purchase payments to one or more investment divisions established within the Account or to the Fixed Rate Option (FRO), as selected by the contractowner. Amounts allocated to the FRO are maintained by GIAC in its general account. The contractowner may transfer his or her contract value among the thirty one investment options within the Account or the FRO. However, a contractowner may only invest in up to twenty of the investment divisions, including the FRO. Contractowners who qualify may also purchase either a seven year or contract anniversary Enhanced Death Benefit Rider, which may provide greater death benefits than the proceeds payable under the basic contract.

      The thirty one investment options of the Account correspond to the following underlying mutual funds in which the investment option invests: The Guardian Stock Fund (GSF), The Guardian VC 500 Index Fund, The Guardian VC Asset Allocation Fund, The Guardian VC High Yield Bond Fund, The Guardian Bond Fund, Inc. (GBF), The Guardian Cash Fund, Inc. (GCF), Gabelli Capital Asset Fund
(GCAF), Baillie Gifford International Fund (BGIF), Baillie Gifford Emerging Markets Fund (BGEMF), The Guardian Small Cap Stock Fund (GSCF), Value Line Centurion Fund Inc., Value Line Strategic Asset Management Trust, AIM V.I. Capital Appreciation Fund, AIM V.I. Global Utilities Fund, AIM V.I. Value Fund, Davis Financial Portfolio, Davis Real Estate Portfolio, Davis Value Portfolio, Fidelity VIP II Contrafund Portfolio Service Class, Fidelity VIP Equity Income Portfolio Service Class, Fidelity VIP III Growth Opportunities Portfolio Service Class, Fidelity VIP III Mid Cap Portfolio Service Class, Janus Aggressive Growth Portfolio, Janus Capital Appreciation Portfolio, Janus Growth Portfolio, Janus Worldwide Growth Portfolio, MFS Emerging Growth Series, MFS Growth With Income Series, MFS New Discovery Series, MFS Research Series, MFS Total Return Series, (collectively, the Funds and individually, a Fund). A tax-qualified and a non-tax-qualified investment division have been established within each investment option available in the Account.

      GSF, The Guardian VC 500 Index Fund, The Guardian VC Asset Allocation Fund, The Guardian VC High Yield Bond Fund, GBF, GCF and GSCF each has an investment advisory agreement with Guardian Investor Services Corporation
(GISC), a wholly owned subsidiary of GIAC. GCAF has a management agreement with GISC. BGIF and BGEMF each has an investment advisory agreement with Guardian Baillie Gifford Ltd., a joint venture company formed by GIAC and Baillie Gifford Overseas Ltd.

      Between January 22, 1991 and March 14, 1991, GIAC allocated $10,000,000 from its general account funds to the Account and invested it in BGIF to facilitate the commencement of BGIF's operations. On September 13, 1994, Guardian Life contributed $20,000,000 to BGEMF to facilitate the commencement of BGEMF's operations. On May 1, 1995, GIAC contributed $100,000 to GCAF to facilitate the commencement of its operations.

      Under applicable insurance law, the assets and liabilities of the Account are clearly identified and distinguished from the other assets and liabilities of GIAC. The assets of the Account will not be charged with any liabilities arising out of any other business conducted by GIAC, but the obligations of the Account, including the promise to make annuity payments, are obligations of GIAC.

-----------------------------------------
Note 2 -- Significant Accounting Policies
-----------------------------------------

      The following is a summary of significant accounting policies of the Account.

Investments

      (a) Net proceeds of payments made by contract owners to the Account are invested by the Account's investment divisions in shares of the corresponding Funds at net asset value. All distributions made by a Fund are reinvested in shares of the same Fund.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

NOTES TO FINANCIAL STATEMENTS
June 30, 2000 (Unaudited) (Continued)

      (b) The market value of the investments in the Funds is based on the net asset value of the respective Funds as of their close of business on the valuation date.

      (c) Investment transactions are accounted for on the trade date and income is recorded on the ex-dividend date.

      (d) The cost of investments sold is determined on a first in, first out
(FIFO) basis.

Federal Income Taxes

      The operations of the Account are part of the operations of GIAC and, as such, are included in the combined tax return of GIAC. GIAC is taxed as a life insurance company under the Internal Revenue Code of 1986, as amended. Under tax law, no federal income taxes are payable by GIAC with respect to the operations of the Account.

-----------------------------------
Note 3 -- Net Assets, June 30, 2000
-----------------------------------

      The following table of net assets includes both qualified and non-qualified units within the account.

                                                                 Units            Accumulation             Total
                                                              Outstanding          Unit Value           Unit Value
                                                              -----------          ----------           ----------
REGULAR CONTRACT
  The Guardian Stock Fund ................................  39,662,306.483         $ 57.757023       $ 2,290,776,748
  The Guardian VC 500 Index Fund .........................      10,040.894           10.519503               105,625
  The Guardian VC Asset Allocation Fund ..................      12,876.285           10.657074               137,224
  The Guardian VC High Yield Bond Fund ...................       6,529.751           10.224476                66,763
  The Guardian Bond Fund .................................   8,014,839.387           18.533672           148,544,404
  The Guardian Cash Fund .................................  10,638,763.188           14.620244           155,541,314
  Gabelli Capital Asset Fund .............................   4,310,420.499           22.301741            96,129,882
  Baillie Gifford International Fund .....................  10,660,026.047           26.663765           284,236,429
  Baillie Gifford Emerging Markets Fund ..................   3,061,600.198           12.539156            38,389,882
  The Guardian Small Cap Stock Fund ......................   3,568,328.579           15.626542            55,760,636
  Value Line Centurion Fund ..............................   7,822,417.249           55.018331           430,376,341
  Value Line Strategic Asset Management Trust ............  22,365,778.808           46.017840         1,029,224,831
  AIM V.I. Capital Appreciation Fund .....................      76,347.729           11.642336               888,866
  AIM V.I. Global Utilities Fund .........................      14,752.137           11.122230               164,077
  AIM V.I. Value Fund ....................................      46,304.308           10.884536               504,001
  Davis Financial Portfolio ..............................      25,204.675           10.182258               256,641
  Davis Real Estate Portfolio ............................       7,522.619           10.440194                78,538
  Davis Value Portfolio ..................................     301,170.646           10.183549             3,066,986
  Fidelity VIP II Contrafund Portfolio Service Class .....      62,952.729           10.675280               672,038
  Fidelity VIP Equity-Income Portfolio Service Class .....      21,268.384            9.842142               209,326
  Fidelity VIP III Growth Opportunities
    Portfolio Service Class ..............................              --                  --                    --
  Fidelity VIP III Mid Cap Portfolio Service Class .......     133,241.417           11.841439             1,577,770
  Janus Aggressive Growth Portfolio ......................     211,609.793           12.682613             2,683,765
  Janus Capital Appreciation Portfolio ...................      67,890.356           10.889351               739,282
  Janus Growth Portfolio .................................      94,425.258           11.093809             1,047,536
  Janus Worldwide Growth Portfolio .......................     166,056.330           11.126783             1,847,673
  MFS Emerging Growth Series .............................      51,298.558           11.341164               581,785
  MFS Growth With Income Series ..........................   1,928,615.468           13.248316            25,550,907
  MFS New Discovery Series ...............................      32,989.197           11.770963               388,315
  MFS Research Series ....................................      17,727.826           10.883057               192,933
  MFS Total Return Series ................................              --                  --                    --

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
The Guardian Separate Account D
-------------------------------

NOTES TO FINANCIAL STATEMENTS
June 30, 2000 (Unaudited) (Continued)

                                                                  Units             Accumulation            Total
                                                               Outstanding           Unit Value          Unit Value
                                                               -----------           ----------          ----------
7 YEAR ENHANCED DEATH BENEFIT RIDER
   The Guardian Stock Fund ................................  10,041,566.278         $ 16.538633         $ 166,073,779
   The Guardian VC 500 Index Fund .........................              --                  --                    --
   The Guardian VC Asset Allocation Fund ..................              --                  --                    --
   The Guardian VC High Yield Bond Fund ...................              --                  --                    --
   The Guardian Bond Fund .................................   1,018,090.614           10.815754            11,011,418
   The Guardian Cash Fund .................................     839,332.033           10.974421             9,211,183
   Gabelli Capital Asset Fund .............................     765,361.599           14.161560            10,838,714
   Baillie Gifford International Fund .....................   1,318,413.959           15.768028            20,788,788
   Baillie Gifford Emerging Markets Fund ..................     219,231.508           12.656602             2,774,726
   The Guardian Small Cap Stock Fund ......................     411,327.913           13.903980             5,719,095
   Value Line Centurion Fund ..............................   1,390,463.132           16.535019            22,991,334
   Value Line Strategic Asset Management Trust ............   4,610,718.264           16.489575            76,028,785
   AIM V.I. Capital Appreciation Fund .....................       2,771.828           11.638900                32,261
   AIM V.I. Global Utilities Fund .........................          89.190           11.118941                   992
   AIM V.I. Value Fund ....................................       1,571.054           10.881320                17,095
   Davis Financial Portfolio ..............................              --                  --                    --
   Davis Real Estate Portfolio ............................              --                  --                    --
   Davis Value Portfolio ..................................       1,506.066           10.180531                15,333
   Fidelity VIP II Contrafund Portfolio Service Class .....       1,455.618           10.672126                15,535
   Fidelity VIP Equity-Income Portfolio Service Class .....              --                  --                    --
   Fidelity VIP III Growth Opportunities
     Portfolio Service Class ..............................              --                  --                    --
   Fidelity VIP III Mid Cap Portfolio Service Class .......       2,042.151           11.837941                24,175
   Janus Aggressive Growth Portfolio ......................       5,783.890           12.678880                73,333
   Janus Capital Appreciation Portfolio ...................       2,595.765           10.886129                28,258
   Janus Growth Portfolio .................................       1,128.152           11.090530                12,512
   Janus Worldwide Growth Portfolio .......................       3,597.252           11.123491                40,014
   MFS Emerging Growth Series .............................         152.086           11.337815                 1,724
   MFS Growth With Income Series ..........................     330,590.559           13.477936             4,455,678
   MFS New Discovery Series ...............................              --                  --                    --
   MFS Research Series ....................................       1,649.052           10.879843                17,941
   MFS Total Return Series ................................              --                  --                    --
                                                                                                      ---------------
                                                                                                      $ 4,899,913,191
   Contracts receiving annuity payments ...................                                                15,080,222
   Interest of GIAC in separate account ...................                                                28,751,322
                                                                                                      ---------------
Total Net Assets ..........................................                                           $ 4,943,744,735
                                                                                                      ===============

Other Matters

      The amount retained by GIAC in the Account is comprised of amounts which GIAC allocated to the Account to facilitate the commencement of operations of the Account and certain of the Funds, as well as amounts accruing to GIAC from the operations of the Account. Amounts retained by GIAC in the Account may be transferred by GIAC to its general account.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

NOTES TO FINANCIAL STATEMENTS
June 30, 2000 (Unaudited) (Continued)

---------------------------------------------------------------
Note 4 -- Administrative and Mortality and Expense Risk Charges
---------------------------------------------------------------

      GIAC deducts certain charges from the contract. These charges are deducted from the Accumulation Unit Value of the contract by redeeming shares of the investment division(s). Contractual charges paid to GIAC include:

      (1) a fixed annual contract fee of $35 which is deducted on each contract anniversary date before annuitization and upon surrender prior to annuitization to cover GIAC's administrative expenses. For the six months ended June 30, 2000 and the year ended December 31, 1999, administrative fees amounted to $1,484,765 and $2,903,242, respectively.

      (2) a charge for mortality and expense risk is computed daily and is equal to an annual rate of 1.15% of the average daily net assets applicable to contractowners. There are additional charges applicable to each rider option. The charges are calculated as a percentage of average daily net asset value of the applicable contracts as follows:

            a) 7 Year Enhanced Death Benefit Rider, with an annual rate of .30%;

            b) Contract Anniversary Enhanced Death Benefit Rider, with an annual rate of .25%.

      For the six months ended June 30, 2000 the total mortality and expense risk charge was $31,428,930.

      (3) contingent deferred sales charges on certain partial or total surrenders. These charges are assessed against redemptions and paid to GIAC during the first seven contract years for a Single Purchase Payment Contract. For a Flexible Purchase Payment Contract, each payment is subject to a contingent deferred sales charge for seven years. Contingent deferred sales charges were $3,862,278 for the six months ended June 30, 2000.

      (4) a charge for premium taxes deducted from either the contract payment or upon annuitization, as determined in accordance with applicable state law.

      Currently, GIAC makes no charge against the Account for GIAC's federal income taxes. However, GIAC reserves the right to charge taxes attributable to the Account in the future.

----------------------------------------------------------------------------
Note 5 -- Accumulation Values for the Current Period and the Four Prior Year Ends for Both Qualified and Non-Qualified Accounts
----------------------------------------------------------------------------

                                               June 30,     December 31,   December 31,   December 31,   December 31,
                                                 2000           1999           1998           1997           1996
                                             ------------   ------------   ------------   ------------   ------------
REGULAR CONTRACT
The Guardian Stock Fund ....................  $57.757023     $56.236939     $43.373847     $36.606672     $27.313449
The Guardian VC 500 Index Fund .............   10.519503             --             --             --             --
The Guardian VC Asset Allocation Fund ......   10.657074             --             --             --             --
The Guardian VC High Yield Bond Fund .......   10.224476             --             --             --             --
The Guardian Bond Fund .....................   18.533672      18.009496      18.373279      17.194958      15.960396
The Guardian Cash Fund .....................   14.620244      14.300900      13.807742      13.288611      12.785111
Gabelli Capital Asset Fund .................   22.301741      21.746488      18.361955      16.628626      11.797549
Baillie Gifford International Fund .........   26.663765      29.182773      21.221851      17.717096      16.012486
Baillie Gifford Emerging Markets Fund ......   12.539156      13.202879       7.753550      10.711125      10.626424
The Guardian Small Cap Stock Fund ..........   16.626542      14.070679      10.540467      11.314256             --
Value Line Centurion Fund ..................   55.018331      53.844623      42.480132      33.713529      28.096610
Value Line Strategic Asset Management Trust    46.017840      43.993712      35.799884      28.414943      24.854247
AIM V.I. Capital Appreciation Fund .........   11.642336             --             --             --             --
AIM V.I. Global Utilities Fund .............   11.122230             --             --             --             --
AIM V.I. Value Fund ........................   10.884536             --             --             --             --
Davis Financial Portfolio ..................   10.182258             --             --             --             --
Davis Real Estate Portfolio ................   10.440194             --             --             --             --
Davis Value Portfolio ......................   10.183549             --             --             --             --

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
The Guardian Separate Account D
-------------------------------

NOTES TO FINANCIAL STATEMENTS
June 30, 2000 (Unaudited) (Continued)

                                                      June 30,     December 31,   December 31,   December 31,   December 31,
                                                        2000           1999           1998           1997           1996
                                                    ------------   ------------   ------------   ------------   ------------
REGULAR CONTRACT
Fidelity VIP II Contrafund Portfolio Service Class   $10.675280     $       --     $       --     $       --     $       --
Fidelity VIP Equity-Income
  Portfolio Service Class ........................     9.842142             --             --             --             --
Fidelity VIP III Growth Opportunities
  Portfolio Service Class ........................           --             --             --             --             --
Fidelity VIP III Mid Cap Portfolio Service Class .    11.841439             --             --             --             --
Janus Aggressive Growth Portfolio ................    12.682613             --             --             --             --
Janus Capital Appreciation Portfolio .............    10.889351             --             --             --             --
Janus Growth Portfolio ...........................    11.093809             --             --             --             --
Janus Worldwide Growth Portfolio .................    11.126783             --             --             --             --
MFS Emerging Growth Series .......................    11.341164             --             --             --             --
MFS Growth With Income Series ....................    13.248316      13.256312      12.569114      10.394790             --
MFS New Discovery Series .........................    11.770963             --             --             --             --
MFS Research Series ..............................    10.883057             --             --             --             --
MFS Total Return Series ..........................           --             --             --             --             --

7 YEAR ENHANCED DEATH BENEFIT RIDER
The Guardian Stock Fund ..........................    16.538633      16.127504      12.476064      10.561216             --
The Guardian VC 500 Index Fund ...................           --             --             --             --             --
The Guardian VC Asset Allocation Fund ............           --             --             --             --             --
The Guardian VC High Yield Bond Fund .............           --             --             --             --             --
The Guardian Bond Fund ...........................    10.815754      10.525613      10.770538      10.110112             --
The Guardian Cash Fund ...........................    10.974421      10.750797      10.411301      10.050009             --
Gabelli Capital Asset Fund .......................    14.161560      13.829678      11.712408      10.638692             --
Baillie Gifford International Fund ...............    15.768028      17.283572      12.606475      10.556200             --
Baillie Gifford Emerging Markets Fund ............    12.656602      13.346538       7.861462      10.892905             --
The Guardian Small Cap Stock Fund ................    13.903980      12.538393       9.420860      10.142904             --
Value Line Centurion Fund ........................    16.535019      16.206534      12.824425      10.208471             --
Value Line Strategic Asset Management Trust ......    16.489575      15.787901      12.886033      10.258609             --
AIM V.I. Capital Appreciation Fund ...............    11.638900             --             --             --             --
AIM V.I. Global Utilities Fund ...................    11.118941             --             --             --             --
AIM V.I. Value Fund ..............................    10.881320             --             --             --             --
Davis Financial Portfolio ........................           --             --             --             --             --
Davis Real Estate Portfolio ......................           --             --             --             --             --
Davis Value Portfolio ............................    10.180531             --             --             --             --
Fidelity VIP II Contrafund Portfolio Service Class    10.672126             --             --             --             --
Fidelity VIP Equity-Income
  Portfolio Service Class ........................           --
Fidelity VIP III Growth Opportunities
  Portfolio Service Class ........................           --             --             --             --             --
Fidelity VIP III Mid Cap Portfolio Service Class .    11.837941             --             --             --             --
Janus Aggressive Growth Portfolio ................    12.678880             --             --             --             --
Janus Capital Appreciation Portfolio .............    10.886129             --             --             --             --
Janus Growth Portfolio ...........................    11.090530             --             --             --             --
Janus Worldwide Growth Portfolio .................    11.123491             --             --             --             --
MFS Emerging Growth Series .......................    11.337815             --             --             --             --
MFS Growth With Income Series ....................    13.477936      13.506280      12.844661      10.654605             --
MFS New Discovery Series .........................           --             --             --             --             --
MFS Research Series ..............................    10.879843             --             --             --             --
MFS Total Return Series ..........................           --             --             --             --             --

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

NOTES TO FINANCIAL STATEMENTS
June 30, 2000 (Unaudited) (Continued)

-----------------------------
Note 6 -- Purchases and Sales
-----------------------------

      During the six months ended June 30, 2000 and the year ended December 31, 1999, purchases and sales of shares of the Funds were as follows:

                                         Purchases      Purchases         Sales         Sales
                                          June 30,     December 31,      June 30,    December 31,
                                            2000           1999           2000           1999
                                        ------------   ------------   ------------   ------------
The Guardian Stock Fund .............   $169,977,790   $382,512,412   $ 20,651,079   $395,957,529
The Guardian VC 500 Index Fund ......             --             --        106,387             --
The Guardian VC Asset Allocation Fund             --             --        137,928             --
The Guardian VC High Yield Bond Fund              --             --         66,870             --
The Guardian Bond Fund ..............     26,221,556     22,761,047      2,328,534     49,782,852
The Guardian Cash Fund ..............    123,913,332    183,729,845     79,177,421    167,396,204
Gabelli Capital Asset Fund ..........     18,021,018     28,815,809      6,597,360     30,906,744
Baillie Gifford International Fund ..     32,904,898     48,166,010     13,015,110     61,814,387
Baillie Gifford Emerging Markets Fund     14,200,223     14,808,102     12,581,238     13,378,961
The Guardian Small Cap Stock Fund ...     19,749,702     13,828,896     25,376,410     21,906,468
Value Line Centurion Fund ...........     43,554,959     70,173,380      8,032,867     71,671,705
Value Line Strategic Asset
  Management Trust ..................     84,502,321     87,227,195      4,859,601    137,033,580
AIM V.I. Capital Appreciation Fund ..             --             --        931,815             --
AIM V.I. Global Utilities Fund ......             --             --        166,372             --
AIM V.I. Value Fund .................             --             --        522,408             --
Davis Financial Portfolio ...........            495             --        265,840             --
Davis Real Estate Portfolio .........             --             --         77,498             --
Davis Value Portfolio ...............             --             --      3,168,137             --
Fidelity VIP II Contrafund
  Portfolio Service Class ...........             --             --        688,345             --
Fidelity VIP Equity-Income
  Portfolio Service Class ...........             --             --        217,860             --
Fidelity VIP III Growth Opportunities
  Portfolio Service Class ...........            995             --          1,000             --
Fidelity VIP III Mid Cap
  Portfolio Service Class ...........          4,275             --      1,580,579             --
Janus Aggressive Growth Portfolio ...        866,909             --      3,824,164             --
Janus Capital Appreciation Portfolio             986             --        777,084             --
Janus Growth Portfolio ..............         38,922             --      1,152,079             --
Janus Worldwide Growth Portfolio ....        105,747             --      2,038,727             --
MFS Emerging Growth Series ..........         11,129             --        595,210             --
MFS Growth With Income Series .......     18,142,309     21,490,399      7,577,889     21,732,151
MFS New Discovery Series ............             --             --        378,409             --
MFS Research Series .................         11,043             --        221,065             --
MFS Total Return Series .............             --             --             --             --
                                        ------------   ------------   ------------   ------------
                                        $552,228,609   $873,513,095   $197,115,286   $971,580,581
                                        ============   ============   ============   ============

NOTE: In some instances the calculation of total assets may not agree due to rounding.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
The Guardian Separate Account A
-------------------------------

STATEMENT OF ASSETS AND LIABILITIES
June 30, 2000 (Unaudited)

                                                                       -------------------------------------------------------------
                                                                                               INVESTMENT DIVISIONS
                                                                       -------------------------------------------------------------
                                                                                                                          Guardian
                                                                                           Guardian        Guardian        VC High
                                                                          Guardian          VC 500         VC Asset         Yield
                                                                           Stock            Index         Allocation        Bond
                                                                       -------------------------------------------------------------
Assets:
  Shares owned in underlying fund -- Note 1 .........................     10,747,217           12,771              --             --
  Net asset value per share (NAV) ...................................          57.02            10.70              --             --
                                                                       -------------    -------------    ------------   ------------
    Total Assets (Shares x NAV) .....................................  $ 612,806,286    $     136,646    $         --   $         --

Liabilities:
  Risk charges and other liabilities ................................        379,095               73              --             --
                                                                       -------------    -------------    ------------   ------------
------------------------------------------------------------------------------------------------------------------------------------
    Net Assets -- Note 3 ............................................  $ 612,427,191    $     136,573    $         --   $         --
------------------------------------------------------------------------------------------------------------------------------------
                                                                       =============    =============    ============   ============

FIFO Cost ...........................................................  $ 478,001,532    $     136,945    $         --   $         --

                                                                    ----------------------------------------------------------------
                                                                                            INVESTMENT DIVISIONS
                                                                    ----------------------------------------------------------------
                                                                                                         Gabelli         Baillie
                                                                      Guardian         Guardian          Capital         Gifford
                                                                        Bond             Cash             Asset       International
                                                                    ----------------------------------------------------------------
Assets:
  Shares owned in underlying fund -- Note 1 ......................      4,208,691        9,409,453         380,366        1,358,025
  Net asset value per share (NAV) ................................          11.81            10.00           18.03            24.61
                                                                    -------------    -------------   -------------    -------------
    Total Assets (Shares x NAV) ..................................  $  49,704,638    $  94,094,533   $   6,858,002    $  33,420,993

Liabilities:
  Risk charges and other liabilities .............................         38,416       14,708,784           8,549           20,232
                                                                    -------------    -------------   -------------    -------------
------------------------------------------------------------------------------------------------------------------------------------
    Net Assets -- Note 3 .........................................  $  49,666,222    $  79,385,749   $   6,849,453    $  33,400,761
------------------------------------------------------------------------------------------------------------------------------------
                                                                    =============    =============   =============    =============

FIFO Cost ........................................................  $  51,075,624    $  94,094,533   $   6,803,763    $  31,428,258

--------------------------------------------------------------------------------
The Guardian Separate Account A
-------------------------------

STATEMENT OF OPERATIONS
Six Months Ended June 30, 2000 (Unaudited)

                                                                       -------------------------------------------------------------
                                                                                             INVESTMENT DIVISIONS
                                                                       -------------------------------------------------------------
                                                                                                                          Guardian
                                                                                           Guardian        Guardian        VC High
                                                                          Guardian          VC 500         VC Asset         Yield
                                                                           Stock            Index         Allocation        Bond
                                                                       -------------------------------------------------------------
Investment Income
  Income:
    Reinvested dividends ............................................  $          --    $          --    $         --   $         --
  Expenses -- Note 4:
    Mortality and expense risk charges ..............................      3,205,811               73              --             --
                                                                       -------------    -------------    ------------   ------------
  Net investment income/(expense) ...................................     (3,205,811)             (73)             --             --
                                                                       -------------    -------------    ------------   ------------

Realized and Unrealized Gain/(Loss) from Investments
  Realized gain/(loss) from investments:
    Net realized gain/(loss) from sale of investments ...............     32,058,361               --              --             --
    Reinvested realized gain distributions ..........................             --               --              --             --
                                                                       -------------    -------------    ------------   ------------
  Net realized gain/(loss) on investments ...........................     32,058,361               --              --             --
  Net change in unrealized appreciation/(depreciation) of investments    (12,637,140)            (299)             --             --
                                                                       -------------    -------------    ------------   ------------
Net realized and unrealized gain/(loss) from investments ............     19,421,221             (299)             --             --
                                                                       -------------    -------------    ------------   ------------
------------------------------------------------------------------------------------------------------------------------------------
Net Increase/(Decrease) in Net Assets Resulting from Operations .....  $  16,215,410    $        (372)   $         --   $         --
------------------------------------------------------------------------------------------------------------------------------------
                                                                       =============    =============    ============   ============

                                                                    ----------------------------------------------------------------
                                                                                            INVESTMENT DIVISIONS
                                                                    ----------------------------------------------------------------
                                                                                                          Gabelli        Baillie
                                                                         Guardian        Guardian         Capital        Gifford
                                                                           Bond            Cash            Asset      International
                                                                       -------------------------------------------------------------
Investment Income
  Income:
    Reinvested dividends ............................................  $          --   $   2,667,916  $          --   $          --
  Expenses -- Note 4:
    Mortality and expense risk charges ..............................        258,946         808,791         40,810         176,424
                                                                       -------------   -------------  -------------   -------------
  Net investment income/(expense) ...................................       (258,946)      1,859,125        (40,810)       (176,424)
                                                                       -------------   -------------  -------------   -------------

Realized and Unrealized Gain/(Loss) from Investments
  Realized gain/(loss) from investments:
    Net realized gain/(loss) from sale of investments ...............       (256,583)             --        191,182       2,545,208
    Reinvested realized gain distributions ..........................             --              --             --              --
                                                                       -------------   -------------  -------------   -------------
  Net realized gain/(loss) on investments ...........................       (256,583)             --        191,182       2,545,208
  Net change in unrealized appreciation/(depreciation) of investments      1,999,739              --         19,173      (5,468,362)
                                                                       -------------   -------------  -------------   -------------
Net realized and unrealized gain/(loss) from investments ............      1,743,156              --        210,355      (2,923,154)
                                                                       -------------   -------------  -------------   -------------
------------------------------------------------------------------------------------------------------------------------------------
Net Increase/(Decrease) in Net Assets Resulting from Operations .....  $   1,484,210   $   1,859,125  $     169,545   $  (3,099,578)
------------------------------------------------------------------------------------------------------------------------------------
                                                                       =============   =============  =============   =============

                        See notes to financial statements

--------------------------------------------------------------------------------


                                     82 & 83

--------------------------------------------------------------------------------
The Guardian Separate Account A
-------------------------------

STATEMENT OF ASSETS AND LIABILITIES
June 30, 2000 (Unaudited)

                                                                        -----------------------------------------------
                                                                                       INVESTMENT DIVISIONS
                                                                        -----------------------------------------------
                                                                           Baillie
                                                                           Gifford         Guardian
                                                                           Emerging        Small Cap        Value Line
                                                                           Markets           Stock          Centurion
                                                                        -----------------------------------------------
Assets:
  Shares owned in underlying fund -- Note 1 .........................         607,876          464,590        6,740,020
  Net asset value per share (NAV) ...................................           12.16            19.19            37.09
                                                                        -------------    -------------    -------------
    Total Assets (Shares x NAV) .....................................   $   7,391,777    $   8,915,484    $ 249,987,335

Liabilities:
  Risk charges and other liabilities ................................          10,217            8,091          161,335
                                                                        -------------    -------------    -------------
-----------------------------------------------------------------------------------------------------------------------
    Net Assets -- Note 3 ............................................   $   7,381,560    $   8,907,393    $ 249,826,000
-----------------------------------------------------------------------------------------------------------------------
                                                                        =============    =============    =============

FIFO Cost ...........................................................   $   7,995,986    $   8,089,824    $ 174,517,898

                                                                        -----------------------------------------------
                                                                                      INVESTMENT DIVISIONS
                                                                        -----------------------------------------------
                                                                         Value Line
                                                                         Strategic          AIM V.I.        AIM V.I.
                                                                           Asset            Capital          Global
                                                                         Management      Appreciation       Utilities
                                                                        -----------------------------------------------
Assets:
  Shares owned in underlying fund -- Note 1 .........................       5,154,998            4,798            1,358
  Net asset value per share (NAV) ...................................           30.92            38.51            23.94
                                                                        -------------    -------------    -------------
    Total Assets (Shares x NAV) .....................................   $ 159,392,548    $     184,765    $      32,517

Liabilities:
  Risk charges and other liabilities ................................         103,168               81               12
                                                                        -------------    -------------    -------------
-----------------------------------------------------------------------------------------------------------------------
    Net Assets -- Note 3 ............................................   $ 159,289,380    $     184,684    $      32,505
-----------------------------------------------------------------------------------------------------------------------
                                                                        =============    =============    =============

FIFO Cost ...........................................................   $ 106,509,127    $     183,824    $      33,016

                                                                        ------------------------------
                                                                             INVESTMENT DIVISIONS
                                                                        ------------------------------
                                                                           AIM V.I.          Davis
                                                                            Value          Financial
                                                                        ------------------------------
Assets:
  Shares owned in underlying fund -- Note 1 .........................           5,378           12,231
  Net asset value per share (NAV) ...................................           33.41             9.99
                                                                        -------------    -------------
    Total Assets (Shares x NAV) .....................................   $     179,668    $     122,189

Liabilities:
  Risk charges and other liabilities ................................              85               53
                                                                        -------------    -------------
------------------------------------------------------------------------------------------------------
    Net Assets -- Note 3 ............................................   $     179,583    $     122,136
------------------------------------------------------------------------------------------------------
                                                                        =============    =============

FIFO Cost ...........................................................   $     181,000    $     124,023

--------------------------------------------------------------------------------
The Guardian Separate Account A
-------------------------------

STATEMENT OF OPERATIONS
Six Months Ended June 30, 2000 (Unaudited)

                                                                        -----------------------------------------------
                                                                                       INVESTMENT DIVISIONS
                                                                        -----------------------------------------------
                                                                           Baillie
                                                                           Gifford         Guardian
                                                                           Emerging        Small Cap        Value Line
                                                                           Markets           Stock          Centurion
                                                                        -----------------------------------------------
Investment Income
  Income:
    Reinvested dividends ............................................   $          --    $          --    $          --
  Expenses -- Note 4:
    Mortality and expense risk charges ..............................          46,166           45,317        1,320,032
                                                                        -------------    -------------    -------------
  Net investment income/(expense) ...................................         (46,166)         (45,317)      (1,320,032)
                                                                        -------------    -------------    -------------

Realized and Unrealized Gain/(Loss) from Investments
  Realized gain/(loss) from investments:
    Net realized gain/(loss) from sale of investments ...............       1,698,647        1,133,339       16,526,773
    Reinvested realized gain distributions ..........................              --               --               --
                                                                        -------------    -------------    -------------
  Net realized gain/(loss) on investments ...........................       1,698,647        1,133,339       16,526,773
  Net change in unrealized appreciation/(depreciation) of investments      (2,217,767)        (294,043)     (10,767,929)
                                                                        -------------    -------------    -------------
Net realized and unrealized gain/(loss) from investments ............        (519,120)         839,296        5,758,844
                                                                        -------------    -------------    -------------
------------------------------------------------------------------------------------------------------------------------
Net Increase/(Decrease) in Net Assets Resulting from Operations .....   $    (565,286)   $     793,979    $   4,438,812
------------------------------------------------------------------------------------------------------------------------
                                                                        =============    =============    =============

                                                                        -----------------------------------------------
                                                                                      INVESTMENT DIVISIONS
                                                                        -----------------------------------------------
                                                                         Value Line
                                                                         Strategic          AIM V.I.        AIM V.I.
                                                                           Asset            Capital          Global
                                                                         Management      Appreciation       Utilities
-----------------------------------------------------------------------------------------------------------------------
Investment Income
  Income:
    Reinvested dividends ............................................   $          --    $          --    $          --
  Expenses -- Note 4:
    Mortality and expense risk charges ..............................         837,793               81               12
                                                                        -------------    -------------    -------------
  Net investment income/(expense) ...................................        (837,793)             (81)             (12)
                                                                        -------------    -------------    -------------

Realized and Unrealized Gain/(Loss) from Investments
  Realized gain/(loss) from investments:
    Net realized gain/(loss) from sale of investments ...............       8,798,264               --               --
    Reinvested realized gain distributions ..........................              --               --               --
                                                                        -------------    -------------    -------------
  Net realized gain/(loss) on investments ...........................       8,798,264               --               --
  Net change in unrealized appreciation/(depreciation) of investments        (464,624)             941             (499)
                                                                        -------------    -------------    -------------
Net realized and unrealized gain/(loss) from investments ............       8,333,640              941             (499)
                                                                        -------------    -------------    -------------
------------------------------------------------------------------------------------------------------------------------
Net Increase/(Decrease) in Net Assets Resulting from Operations .....   $   7,495,847    $         860    $        (511)
------------------------------------------------------------------------------------------------------------------------
                                                                        =============    =============    =============

                                                                        ------------------------------
                                                                             INVESTMENT DIVISIONS
                                                                        ------------------------------
                                                                           AIM V.I.          Davis
                                                                            Value          Financial
                                                                        ------------------------------
Investment Income
  Income:
    Reinvested dividends ............................................   $          --    $          --
  Expenses -- Note 4:
    Mortality and expense risk charges ..............................              85               53
                                                                        -------------    -------------
  Net investment income/(expense) ...................................             (85)             (53)
                                                                        -------------    -------------

Realized and Unrealized Gain/(Loss) from Investments
  Realized gain/(loss) from investments:
    Net realized gain/(loss) from sale of investments ...............              --               --
    Reinvested realized gain distributions ..........................              --               --
                                                                        -------------    -------------
  Net realized gain/(loss) on investments ...........................              --               --
  Net change in unrealized appreciation/(depreciation) of investments          (1,332)          (1,834)
                                                                        -------------    -------------
Net realized and unrealized gain/(loss) from investments ............          (1,332)          (1,834)
                                                                        -------------    -------------
------------------------------------------------------------------------------------------------------
Net Increase/(Decrease) in Net Assets Resulting from Operations .....   $      (1,417)   $      (1,887)
------------------------------------------------------------------------------------------------------
                                                                        =============    =============

                        See notes to financial statements

--------------------------------------------------------------------------------


                                     84 & 85

--------------------------------------------------------------------------------
The Guardian Separate Account A
-------------------------------

STATEMENT OF ASSETS AND LIABILITIES
June 30, 2000 (Unaudited)

                                                                                 ------------------------------------------
                                                                                            INVESTMENT DIVISIONS
                                                                                 ------------------------------------------
                                                                                                                Fidelity
                                                                                    Davis                        VIP II
                                                                                     Real          Davis       Contrafund
                                                                                    Estate         Value      Service Class
                                                                                 ------------------------------------------
Assets:
  Shares owned in underlying fund -- Note 1 ..................................        16,412          3,332          4,188
  Net asset value per share (NAV) ............................................          9.71          10.97          25.03
                                                                                 -----------    -----------    -----------
    Total Assets (Shares x NAV) ..............................................   $   159,363    $    36,554    $   104,821

Liabilities:
  Risk charges and other liabilities .........................................            12             23             46
                                                                                 -----------    -----------    -----------
---------------------------------------------------------------------------------------------------------------------------
    Net Assets -- Note 3 .....................................................   $   159,351    $    36,531    $   104,775
---------------------------------------------------------------------------------------------------------------------------
                                                                                 ===========    ===========    ===========

FIFO Cost ....................................................................   $   161,030    $    37,822    $   104,782

                                                                                 ------------------------------------------
                                                                                            INVESTMENT DIVISIONS
                                                                                 ------------------------------------------
                                                                                   Fidelity       Fidelity     Fidelity
                                                                                     VIP           VIP III      VIP III
                                                                                    Equity-        Growth         Mid
                                                                                    Income      Opportunities     Cap
                                                                                 Service Class  Service Class Service Class
                                                                                 ------------------------------------------
Assets:
  Shares owned in underlying fund -- Note 1 ..................................             --           487         37,419
  Net asset value per share (NAV) ............................................             --         20.57          18.79
                                                                                 ------------   -----------    -----------
    Total Assets (Shares x NAV) ..............................................   $         --   $    10,019    $   703,109

Liabilities:
  Risk charges and other liabilities .........................................             --             1            306
                                                                                 ------------   -----------    -----------
---------------------------------------------------------------------------------------------------------------------------
    Net Assets -- Note 3 .....................................................   $         --   $    10,018    $   702,803
---------------------------------------------------------------------------------------------------------------------------
                                                                                 ============   ===========    ===========

FIFO Cost ....................................................................   $         --   $    10,000    $   690,585

                                                                                ---------------------------
                                                                                    INVESTMENT DIVISIONS
                                                                                ---------------------------
                                                                                   Janus          Janus
                                                                                 Aggressive      Capital
                                                                                   Growth      Appreciation
                                                                                ---------------------------
Assets:
  Shares owned in underlying fund -- Note 1 ..................................        27,070         40,813
  Net asset value per share (NAV) ............................................         55.80          31.73
                                                                                 -----------    -----------
    Total Assets (Shares x NAV) ..............................................   $ 1,510,495    $ 1,294,993

Liabilities:
  Risk charges and other liabilities .........................................           417            338
                                                                                 -----------    -----------
-----------------------------------------------------------------------------------------------------------
    Net Assets -- Note 3 .....................................................   $ 1,510,078    $ 1,294,655
-----------------------------------------------------------------------------------------------------------
                                                                                 ===========    ===========

FIFO Cost ....................................................................   $ 1,641,785    $ 1,315,752

--------------------------------------------------------------------------------
The Guardian Separate Account A
-------------------------------

STATEMENT OF OPERATIONS
Six Months Ended June 30, 2000 (Unaudited)

                                                                                 ------------------------------------------
                                                                                            INVESTMENT DIVISIONS
                                                                                 ------------------------------------------

                                                                                                                Fidelity
                                                                                    Davis                        VIP II
                                                                                     Real          Davis       Contrafund
                                                                                    Estate         Value      Service Class
                                                                                 ------------------------------------------
Investment Income
  Income:
    Reinvested dividends .....................................................   $        --    $        --    $        --
  Expenses -- Note 4:
    Mortality and expense risk charges .......................................            12             23             46
                                                                                 -----------    -----------    -----------
  Net investment income/(expense) ............................................           (12)           (23)           (46)
                                                                                 -----------    -----------    -----------

Realized and Unrealized Gain/(Loss) from Investments Realized gain/(loss) from investments:
    Net realized gain/(loss) from sale of investments ........................            --           (113)            --
    Reinvested realized gain distributions ...................................            --             --             --
                                                                                 -----------    -----------    -----------
  Net realized gain/(loss) on investments ....................................            --           (113)            --
  Net change in unrealized appreciation/(depreciation) of investments ........        (1,667)        (1,268)            39
                                                                                 -----------    -----------    -----------
Net realized and unrealized gain/(loss) from investments .....................        (1,666)        (1,381)            39
                                                                                 -----------    -----------    -----------
---------------------------------------------------------------------------------------------------------------------------
Net Increase/(Decrease) in Net Assets Resulting from Operations ..............   $    (1,679)   $    (1,404)   $        (7)
---------------------------------------------------------------------------------------------------------------------------
                                                                                 ===========    ===========    ===========

                                                                                 ------------------------------------------
                                                                                            INVESTMENT DIVISIONS
                                                                                 ------------------------------------------
                                                                                   Fidelity       Fidelity     Fidelity
                                                                                     VIP           VIP III      VIP III
                                                                                    Equity-        Growth         Mid
                                                                                    Income      Opportunities     Cap
                                                                                 Service Class  Service Class Service Class
                                                                                 ------------------------------------------
Investment Income
  Income:
    Reinvested dividends .....................................................   $         --   $        --    $        --
  Expenses -- Note 4:
    Mortality and expense risk charges .......................................             --             1            306
                                                                                 ------------   -----------    -----------
  Net investment income/(expense) ............................................             --            (1)          (306)
                                                                                 ------------   -----------    -----------

Realized and Unrealized Gain/(Loss) from Investments Realized gain/(loss) from investments:
    Net realized gain/(loss) from sale of investments ........................             --            --             --
    Reinvested realized gain distributions ...................................             --            --             --
                                                                                 ------------   -----------    -----------
  Net realized gain/(loss) on investments ....................................             --            --             --
  Net change in unrealized appreciation/(depreciation) of investments ........             --            19         12,524
                                                                                 ------------   -----------    -----------
Net realized and unrealized gain/(loss) from investments .....................             --            19         12,524
                                                                                 ------------   -----------    -----------
---------------------------------------------------------------------------------------------------------------------------
Net Increase/(Decrease) in Net Assets Resulting from Operations ..............   $         --   $        18    $    12,218
---------------------------------------------------------------------------------------------------------------------------
                                                                                 ============   ===========    ===========

                                                                                ---------------------------
                                                                                    INVESTMENT DIVISIONS
                                                                                ---------------------------
                                                                                   Janus          Janus
                                                                                 Aggressive      Capital
                                                                                   Growth      Appreciation
-----------------------------------------------------------------------------------------------------------
Investment Income
  Income:
    Reinvested dividends .....................................................   $    79,312    $     3,949
  Expenses -- Note 4:
    Mortality and expense risk charges .......................................           417            338
                                                                                 -----------    -----------
  Net investment income/(expense) ............................................        78,895          3,611
                                                                                 -----------    -----------

Realized and Unrealized Gain/(Loss) from Investments Realized gain/(loss) from investments:
    Net realized gain/(loss) from sale of investments ........................            --             --
    Reinvested realized gain distributions ...................................        36,945            508
                                                                                 -----------    -----------
  Net realized gain/(loss) on investments ....................................        36,945            508
  Net change in unrealized appreciation/(depreciation) of investments ........      (131,290)       (20,759)
                                                                                 -----------    -----------
Net realized and unrealized gain/(loss) from investments .....................       (94,345)       (20,251)
                                                                                 -----------    -----------
-----------------------------------------------------------------------------------------------------------
Net Increase/(Decrease) in Net Assets Resulting from Operations ..............   $   (15,450)   $   (16,640)
-----------------------------------------------------------------------------------------------------------
                                                                                 ===========    ===========

                        See notes to financial statements

--------------------------------------------------------------------------------


                                     86 & 87

--------------------------------------------------------------------------------
The Guardian Separate Account A
-------------------------------

STATEMENT OF ASSETS AND LIABILITIES
June 30, 2000 (Unaudited)

                                                                        --------------------------------------------------------
                                                                                          INVESTMENT DIVISIONS
                                                                        --------------------------------------------------------
                                                                                                                        MFS
                                                                                          Janus           MFS          Growth
                                                                           Janus        Worldwide      Emerging         With
                                                                           Growth        Growth         Growth         Income
                                                                        --------------------------------------------------------
Assets:
  Shares owned in underlying fund -- Note 1 .........................        10,078         21,308          1,270        184,376
  Net asset value per share (NAV) ...................................         32.89          48.03          35.05          21.15
                                                                        -----------    -----------    -----------    -----------
    Total Assets (Shares x NAV) .....................................   $   331,457    $ 1,023,440    $    44,509    $ 3,899,556

Liabilities:
  Risk charges and other liabilities ................................           130            445             16          3,871
                                                                        -----------    -----------    -----------    -----------
--------------------------------------------------------------------------------------------------------------------------------
    Net Assets -- Note 3 ............................................   $   331,327    $ 1,022,995    $    44,493    $ 3,895,685
--------------------------------------------------------------------------------------------------------------------------------
                                                                        ===========    ===========    ===========    ===========

FIFO Cost ...........................................................   $   346,600    $ 1,049,974    $    45,055    $ 3,858,669

                                                                        -----------------------------------------
                                                                                  INVESTMENT DIVISIONS
                                                                        -----------------------------------------
                                                                            MFS                         MFS
                                                                            New           MFS           Total
                                                                         Discovery      Research        Return
                                                                        -----------------------------------------
Assets:
  Shares owned in underlying fund -- Note 1 .........................        13,864            870            231
  Net asset value per share (NAV) ...................................         18.36          23.23          17.32
                                                                        -----------    -----------    -----------
    Total Assets (Shares x NAV) .....................................   $   254,544    $    20,213    $     4,002

Liabilities:
  Risk charges and other liabilities ................................           108              8             --
                                                                        -----------    -----------    -----------
-----------------------------------------------------------------------------------------------------------------
    Net Assets -- Note 3 ............................................   $   254,436    $    20,205    $     4,002
-----------------------------------------------------------------------------------------------------------------
                                                                        ===========    ===========    ===========

FIFO Cost ...........................................................   $   247,279    $    20,394    $     4,015

--------------------------------------------------------------------------------
The Guardian Separate Account A
-------------------------------

STATEMENT OF OPERATIONS
Six Months Ended June 30, 2000 (Unaudited)

                                                                        --------------------------------------------------------
                                                                                          INVESTMENT DIVISIONS
                                                                        --------------------------------------------------------
                                                                                                                        MFS
                                                                                          Janus           MFS          Growth
                                                                           Janus        Worldwide      Emerging         With
                                                                           Growth        Growth         Growth         Income
                                                                        --------------------------------------------------------
Investment Income
  Income:
    Reinvested dividends ............................................   $     4,840    $     3,670    $        --    $    21,278
  Expenses -- Note 4:
    Mortality and expense risk charges ..............................           130            446             16         21,477
                                                                        -----------    -----------    -----------    -----------
  Net investment  income/(expense) ..................................         4,710          3,224            (16)          (199)
                                                                        -----------    -----------    -----------    -----------

Realized and Unrealized Gain/(Loss) from Investments
  Realized gain/(loss) from investments:
    Net realized gain/(loss) from sale of investments ...............          (224)            --             --        168,349
    Reinvested realized gain distributions ..........................         8,091         10,943             --         38,637
                                                                        -----------    -----------    -----------    -----------
  Net realized gain/(loss) on investments ...........................         7,867         10,943             --        206,986
  Net change in unrealized appreciation/(depreciation) of investments       (15,144)       (26,534)          (546)      (239,602)
                                                                        -----------    -----------    -----------    -----------
Net realized and unrealized gain/(loss) from investments ............        (7,277)       (15,591)          (546)       (32,616)
                                                                        -----------    -----------    -----------    -----------
---------------------------------------------------------------------------------------------------------------------------------
Net Increase/(Decrease) in Net Assets Resulting from Operations .....   $    (2,567)   $   (12,367)   $      (562)   $   (32,815)
---------------------------------------------------------------------------------------------------------------------------------
                                                                        ===========    ===========    ===========    ===========

                                                                        -----------------------------------------
                                                                                  INVESTMENT DIVISIONS
                                                                        -----------------------------------------
                                                                            MFS                         MFS
                                                                            New           MFS           Total
                                                                         Discovery      Research        Return
                                                                        -----------------------------------------
Investment Income
  Income:
    Reinvested dividends ............................................   $        --    $        --    $        --
  Expenses -- Note 4:
    Mortality and expense risk charges ..............................           108              8             --
                                                                        -----------    -----------    -----------
  Net investment  income/(expense) ..................................          (108)            (8)            --
                                                                        -----------    -----------    -----------

Realized and Unrealized Gain/(Loss) from Investments
  Realized gain/(loss) from investments:
    Net realized gain/(loss) from sale of investments ...............            --             --             --
    Reinvested realized gain distributions ..........................            --             --             --
                                                                        -----------    -----------    -----------
  Net realized gain/(loss) on investments ...........................            --             --             --
  Net change in unrealized appreciation/(depreciation) of investments         7,265           (181)           (13)
                                                                        -----------    -----------    -----------
Net realized and unrealized gain/(loss) from investments ............         7,265           (181)           (13)
                                                                        -----------    -----------    -----------
-----------------------------------------------------------------------------------------------------------------
Net Increase/(Decrease) in Net Assets Resulting from Operations .....   $     7,157    $      (189)   $       (13)
-----------------------------------------------------------------------------------------------------------------
                                                                        ===========    ===========    ===========

                        See notes to financial statements

--------------------------------------------------------------------------------


                                     88 & 89

--------------------------------------------------------------------------------
The Guardian Separate Account A
-------------------------------

STATEMENTS OF CHANGES IN NET ASSETS
Year Ended December 31, 1999 (Audited) and
Six Months Ended June 30, 2000 (Unaudited)

                                                                            ----------------------------------------------
                                                                                        INVESTMENT DIVISIONS
                                                                            ----------------------------------------------
                                                                                               Guardian         Guardian
                                                                              Guardian          VC 500          VC Asset
                                                                               Stock            Index          Allocation
                                                                            ----------------------------------------------
----------------------------------------
1999 Increase/(Decrease) from Operations
----------------------------------------
   Net investment income/(expense) ......................................   $  (3,064,611)   $          --    $         --
   Net realized gain/(loss) from sale of investments ....................      62,429,258               --              --
   Reinvested realized gain distributions ...............................      86,550,087               --              --
   Net change in unrealized appreciation/(depreciation) of investments ..       5,449,487               --              --
                                                                            -------------    -------------    ------------
   Net increase/(decrease) resulting from operations ....................     151,364,221               --              --
                                                                            -------------    -------------    ------------

--------------------------
1999 Contract Transactions
--------------------------
   Net contract purchase payments .......................................       4,584,301               --              --
   Transfer between investment divisions ................................     (23,061,448)              --              --
   Administrative charges -- Note 4 .....................................        (243,138)              --              --
   Redemptions and annuity benefits .....................................     (78,712,113)              --              --
   Transfers -- other ...................................................           8,509               --              --
                                                                            -------------    -------------    ------------
   Net increase/(decrease) from contract transactions ...................     (97,423,889)              --              --
                                                                            -------------    -------------    ------------
   Increase/(Decrease) in seed investments ..............................              --               --              --
Actuarial Increase/(Decrease) in Reserves for Contracts in Payment Period              --               --              --
                                                                            -------------    -------------    ------------
Total Increase/(Decrease) in Net Assets .................................      53,940,332               --              --
   Net Assets at December 31, 1998 ......................................     585,592,130               --              --
                                                                            -------------    -------------    ------------
--------------------------------------------------------------------------------------------------------------------------
   Net Assets at December 31, 1999 ......................................   $ 639,532,462    $          --    $         --
--------------------------------------------------------------------------------------------------------------------------
                                                                            =============    =============    ============

----------------------------------------
2000 Increase/(Decrease) from Operations
----------------------------------------
  Net investment income/(expense) .......................................   $  (3,205,811)   $         (73)   $         --
  Net realized gain/(loss) from sale of investments .....................      32,058,361               --              --
  Reinvested realized gain distributions ................................              --               --              --
  Net change in unrealized appreciation/(depreciation) of investments ...     (12,637,140)            (299)             --
                                                                            -------------    -------------    ------------
  Net increase/(decrease) resulting from operations .....................      16,215,410             (372)             --
                                                                            -------------    -------------    ------------

--------------------------
2000 Contract Transactions
--------------------------
  Net contract purchase payments ........................................       2,080,955               --              --
  Transfer between investment divisions .................................      (2,274,969)         136,945              --
  Transfers on account of death .........................................         (68,238)              --              --
  Administrative charges -- Note 4 ......................................        (137,158)              --              --
  Redemptions and annuity benefits ......................................     (43,069,522)              --              --
  Transfers -- other ....................................................          19,690               --              --
                                                                            -------------    -------------    ------------
  Net increase/(decrease) from contract transactions ....................     (43,449,242)         136,945              --
                                                                            -------------    -------------    ------------
Actuarial Increase in Reserves For for Contracts in Payment Period ......         128,561               --              --
Total Increase/(Decrease) in Net Assets .................................     (27,105,271)         136,573              --
                                                                            -------------    -------------    ------------
  Net Assets at December 31, 1999 .......................................     639,532,462               --              --
--------------------------------------------------------------------------------------------------------------------------
  Net Assets at June 30, 2000 ...........................................   $ 612,427,191    $     136,573    $         --
--------------------------------------------------------------------------------------------------------------------------
                                                                            =============    =============    ============

                                                                            ----------------------------------------------
                                                                                        INVESTMENT DIVISIONS
                                                                            ----------------------------------------------
                                                                              Guardian
                                                                               VC High
                                                                                Yield         Guardian         Guardian
                                                                                Bond            Bond             Cash
                                                                            ----------------------------------------------
----------------------------------------
1999 Increase/(Decrease) from Operations
----------------------------------------
   Net investment income/(expense) ......................................   $         --   $   2,786,317    $   3,276,757
   Net realized gain/(loss) from sale of investments ....................             --         197,213               --
   Reinvested realized gain distributions ...............................             --         172,882               --
   Net change in unrealized appreciation/(depreciation) of investments ..             --      (4,408,034)              --
                                                                            ------------   -------------    -------------
   Net increase/(decrease) resulting from operations ....................             --      (1,251,622)       3,276,757
                                                                            ------------   -------------    -------------

--------------------------
1999 Contract Transactions
--------------------------
   Net contract purchase payments .......................................             --         830,340        1,265,781
   Transfer between investment divisions ................................             --      (3,852,773)      17,841,490
   Administrative charges -- Note 4 .....................................             --         (36,679)         (55,349)
   Redemptions and annuity benefits .....................................             --     (10,908,527)     (28,056,332)
   Transfers -- other ...................................................             --             224              877
                                                                            ------------   -------------    -------------
   Net increase/(decrease) from contract transactions ...................             --     (13,967,415)      (9,003,533)
                                                                            ------------   -------------    -------------
   Increase/(Decrease) in seed investments ..............................             --      (1,232,024)              --
Actuarial Increase/(Decrease) in Reserves for Contracts in Payment Period             --              --          314,670
                                                                            ------------   -------------    -------------
Total Increase/(Decrease) in Net Assets .................................             --     (16,451,061)      (5,412,106)
   Net Assets at December 31, 1998 ......................................             --      72,112,808       88,190,908
                                                                            ------------   -------------    -------------
--------------------------------------------------------------------------------------------------------------------------
   Net Assets at December 31, 1999 ......................................   $         --   $  55,661,747    $  82,778,802
--------------------------------------------------------------------------------------------------------------------------
                                                                            ============   =============    =============

----------------------------------------
2000 Increase/(Decrease) from Operations
----------------------------------------
  Net investment income/(expense) .......................................   $         --   $    (258,946)   $   1,859,125
  Net realized gain/(loss) from sale of investments .....................             --        (256,583)              --
  Reinvested realized gain distributions ................................             --              --               --
  Net change in unrealized appreciation/(depreciation) of investments ...             --       1,999,739               --
                                                                            ------------   -------------    -------------
  Net increase/(decrease) resulting from operations .....................             --       1,484,210        1,859,125
                                                                            ------------   -------------    -------------

--------------------------
2000 Contract Transactions
--------------------------
  Net contract purchase payments ........................................             --         266,409          393,185
  Transfer between investment divisions .................................             --      (2,693,308)       5,141,064
  Transfers on account of death .........................................             --          (1,009)              --
  Administrative charges -- Note 4 ......................................             --         (13,448)         (32,879)
  Redemptions and annuity benefits ......................................             --      (5,038,483)     (10,723,367)
  Transfers -- other ....................................................             --             104              117
                                                                            ------------   -------------    -------------
  Net increase/(decrease) from contract transactions ....................             --      (7,479,735)      (5,221,880)
                                                                            ------------   -------------    -------------
Actuarial Increase in Reserves For for Contracts in Payment Period ......             --              --          (30,298)
Total Increase/(Decrease) in Net Assets .................................             --      (5,995,525)      (3,393,053)
                                                                            ------------   -------------    -------------
  Net Assets at December 31, 1999 .......................................             --      55,661,747       82,778,802
--------------------------------------------------------------------------------------------------------------------------
  Net Assets at June 30, 2000 ...........................................   $         --   $  49,666,222    $  79,385,749
--------------------------------------------------------------------------------------------------------------------------
                                                                            ============   =============    =============

                                                                            -------------------------------
                                                                                  INVESTMENT DIVISIONS
                                                                            -------------------------------
                                                                               Gabelli          Baillie
                                                                               Capital          Gifford
                                                                                Asset        International
                                                                            -------------------------------
----------------------------------------
1999 Increase/(Decrease) from Operations
----------------------------------------
   Net investment income/(expense) ......................................   $     (89,642)   $    (184,195)
   Net realized gain/(loss) from sale of investments ....................         723,283        2,882,030
   Reinvested realized gain distributions ...............................         902,478        2,610,111
   Net change in unrealized appreciation/(depreciation) of investments ..          58,819        5,148,106
                                                                            -------------    -------------
   Net increase/(decrease) resulting from operations ....................       1,594,938       10,456,052
                                                                            -------------    -------------

--------------------------
1999 Contract Transactions
--------------------------
   Net contract purchase payments .......................................         111,259          198,648
   Transfer between investment divisions ................................        (144,865)        (487,498)
   Administrative charges -- Note 4 .....................................          (4,092)         (12,456)
   Redemptions and annuity benefits .....................................      (2,126,862)      (4,305,762)
   Transfers -- other ...................................................           4,857            8,719
                                                                            -------------    -------------
   Net increase/(decrease) from contract transactions ...................      (2,159,703)      (4,615,787)
                                                                            -------------    -------------
   Increase/(Decrease) in seed investments ..............................              --               --
Actuarial Increase/(Decrease) in Reserves for Contracts in Payment Period              --               --
                                                                            -------------    -------------
Total Increase/(Decrease) in Net Assets .................................        (564,765)       5,840,265
   Net Assets at December 31, 1998 ......................................       9,965,886       31,358,993
                                                                            -------------    -------------
-----------------------------------------------------------------------------------------------------------
   Net Assets at December 31, 1999 ......................................   $   9,401,121    $  37,199,258
-----------------------------------------------------------------------------------------------------------
                                                                            =============    =============

----------------------------------------
2000 Increase/(Decrease) from Operations
----------------------------------------
  Net investment income/(expense) .......................................   $     (40,810)   $    (176,424)
  Net realized gain/(loss) from sale of investments .....................         191,182        2,545,208
  Reinvested realized gain distributions ................................              --               --
  Net change in unrealized appreciation/(depreciation) of investments ...          19,173       (5,468,362)
                                                                            -------------    -------------
  Net increase/(decrease) resulting from operations .....................         169,545       (3,099,578)
                                                                            -------------    -------------

--------------------------
2000 Contract Transactions
--------------------------
  Net contract purchase payments ........................................          24,181          115,447
  Transfer between investment divisions .................................      (1,938,469)       1,109,030
  Transfers on account of death .........................................              --          (11,543)
  Administrative charges -- Note 4 ......................................          (1,623)          (3,172)
  Redemptions and annuity benefits ......................................        (805,041)      (1,989,619)
  Transfers -- other ....................................................            (261)          (3,558)
                                                                            -------------    -------------
  Net increase/(decrease) from contract transactions ....................      (2,721,213)        (783,415)
                                                                            -------------    -------------
Actuarial Increase in Reserves For for Contracts in Payment Period ......              --           84,496
Total Increase/(Decrease) in Net Assets .................................      (2,551,668)      (3,798,497)
                                                                            -------------    -------------
  Net Assets at December 31, 1999 .......................................       9,401,121       37,199,258
-----------------------------------------------------------------------------------------------------------
  Net Assets at June 30, 2000 ...........................................   $   6,849,453    $  33,400,761
-----------------------------------------------------------------------------------------------------------
                                                                            =============    =============

                        See notes to financial statements

--------------------------------------------------------------------------------


                                     90 & 91

--------------------------------------------------------------------------------
The Guardian Separate Account A
-------------------------------

STATEMENTS OF CHANGES IN NET ASSETS
Year Ended December 31, 1999 (Audited) and
Six Months Ended June 30, 2000 (Unaudited)

                                                                            ------------------------------------------------
                                                                                           INVESTMENT DIVISIONS
                                                                            ------------------------------------------------
                                                                               Baillie
                                                                               Gifford         Guardian
                                                                               Emerging        Small Cap        Value Line
                                                                                Market           Stock          Centurion
                                                                            ------------------------------------------------
----------------------------------------
1999 Increase/(Decrease) from Operations
----------------------------------------
   Net investment income/(expense) ......................................   $     (48,547)   $     (46,889)   $  (1,776,687)
   Net realized gain/(loss) from sale of investments ....................          43,525           71,252       26,132,878
   Reinvested realized gain distributions ...............................              --               --       17,539,559
   Net change in unrealized appreciation/(depreciation) of investments ..       2,486,178        1,493,483       16,494,164
                                                                            -------------    -------------    -------------
   Net increase/(decrease) resulting from operations ....................       2,481,156        1,517,846       58,389,914
                                                                            -------------    -------------    -------------

--------------------------
1999 Contract Transactions
--------------------------
   Net contract purchase payments .......................................          40,553          270,402        2,422,319
   Transfer between investment divisions ................................       2,696,449         (179,084)       4,851,079
   Administrative charges -- Note 4 .....................................          (2,278)          (2,336)        (133,094)
   Redemption and annuity benefits ......................................        (355,610)        (893,630)     (23,820,178)
   Transfers -- other ...................................................          (3,300)          (6,717)           9,068
                                                                            -------------    -------------    -------------
   Net increase/(decrease) from contract transactions ...................       2,375,814         (811,365)     (16,670,806)
                                                                            -------------    -------------    -------------
   Increase/(Decrease) in seed investments ..............................              --               --       (1,085,477)
Actuarial Increase/(Decrease) in Reserves for Contracts in Payment Period              --               --               --
                                                                            -------------    -------------    -------------
Total Increase/(Decrease) in Net Assets .................................       4,856,970          706,481       40,633,631
   Net Assets at December 31, 1998 ......................................       2,592,548        6,278,346      229,332,973
                                                                            -------------    -------------    -------------
----------------------------------------------------------------------------------------------------------------------------
   Net Assets at December 31, 1999 ......................................   $   7,449,518    $   6,984,827    $ 269,966,604
----------------------------------------------------------------------------------------------------------------------------
                                                                            =============    =============    =============

----------------------------------------
2000 Increase/(Decrease) from Operations
----------------------------------------
  Net investment income/(expense) .......................................   $     (46,166)   $     (45,317)   $  (1,320,032)
  Net realized gain/(loss) from sale of investments .....................       1,698,647        1,133,339       16,526,773
  Reinvested realized gain distributions ................................              --               --               --
  Net change in unrealized appreciation/(depreciation) of investments ...      (2,217,767)        (294,043)     (10,767,929)
                                                                            -------------    -------------    -------------
  Net increase/(decrease) resulting from operations .....................        (565,286)         793,979        4,438,812
                                                                            -------------    -------------    -------------

--------------------------
2000 Contract Transactions
--------------------------
  Net contract purchase payments ........................................          41,489           61,557          893,469
  Transfer between investment divisions .................................       1,119,353        2,024,629       (5,637,802)
  Transfers on account of death .........................................          (8,566)              --          (30,314)
  Administrative charges -- Note 4 ......................................          (1,575)          (1,689)         (14,389)
  Redemptions and annuity benefits ......................................        (660,417)        (939,870)     (19,857,486)
  Transfers -- other ....................................................           7,044          (16,040)          31,933
                                                                            -------------    -------------    -------------
  Net increase/(decrease) from contract transactions ....................         497,328        1,128,587      (24,614,589)
                                                                            -------------    -------------    -------------
Actuarial Increase in Reserves For for Contracts in Payment Period ......              --               --           35,173
Total Increase/(Decrease) in Net Assets .................................         (67,958)       1,922,567      (20,140,604)
                                                                            -------------    -------------    -------------
  Net Assets at December 31, 1999 .......................................       7,449,518        6,984,827      269,966,604
----------------------------------------------------------------------------------------------------------------------------
  Net Assets at June 30, 2000 ...........................................   $   7,381,560    $   8,907,393    $ 249,826,000
----------------------------------------------------------------------------------------------------------------------------
                                                                            =============    =============    =============

                                                                            ------------------------------------------------
                                                                                           INVESTMENT DIVISIONS
                                                                            ------------------------------------------------
                                                                             Value Line
                                                                             Strategic          AIM V.I.        AIM V.I.
                                                                               Asset            Capital          Global
                                                                             Management       Appreciation      Utilities
                                                                            ------------------------------------------------
----------------------------------------
1999 Increase/(Decrease) from Operations
----------------------------------------
   Net investment income/(expense) ......................................   $       7,674    $          --    $          --
   Net realized gain/(loss) from sale of investments ....................      19,081,079               --               --
   Reinvested realized gain distributions ...............................       8,247,933               --               --
   Net change in unrealized appreciation/(depreciation) of investments ..       5,587,759               --               --
                                                                            -------------    -------------    -------------
   Net increase/(decrease) resulting from operations ....................      32,924,445               --               --
                                                                            -------------    -------------    -------------

--------------------------
1999 Contract Transactions
--------------------------
   Net contract purchase payments .......................................       1,930,341               --               --
   Transfer between investment divisions ................................       2,818,427               --               --
   Administrative charges -- Note 4 .....................................         (67,957)              --               --
   Redemption and annuity benefits ......................................     (27,373,049)              --               --
   Transfers -- other ...................................................          (3,997)              --               --
                                                                            -------------    -------------    -------------
   Net increase/(decrease) from contract transactions ...................     (22,696,235)              --               --
                                                                            -------------    -------------    -------------
   Increase/(Decrease) in seed investments ..............................        (311,545)              --               --
Actuarial Increase/(Decrease) in Reserves for Contracts in Payment Period              --               --               --
                                                                            -------------    -------------    -------------
Total Increase/(Decrease) in Net Assets .................................       9,916,665               --               --
   Net Assets at December 31, 1998 ......................................     154,901,916               --               --
                                                                            -------------    -------------    -------------
----------------------------------------------------------------------------------------------------------------------------
   Net Assets at December 31, 1999 ......................................   $ 164,818,581    $          --    $          --
----------------------------------------------------------------------------------------------------------------------------
                                                                            =============    =============    =============

----------------------------------------
2000 Increase/(Decrease) from Operations
----------------------------------------
  Net investment income/(expense) .......................................   $    (837,793)   $         (81)   $         (12)
  Net realized gain/(loss) from sale of investments .....................       8,798,264               --               --
  Reinvested realized gain distributions ................................              --               --               --
  Net change in unrealized appreciation/(depreciation) of investments ...        (464,624)             941             (499)
                                                                            -------------    -------------    -------------
  Net increase/(decrease) resulting from operations .....................       7,495,847              860             (511)
                                                                            -------------    -------------    -------------

--------------------------
2000 Contract Transactions
--------------------------
  Net contract purchase payments ........................................         711,880               --               --
  Transfer between investment divisions .................................      (2,554,839)         183,824           33,016
  Transfers on account of death .........................................              --               --               --
  Administrative charges -- Note 4 ......................................         (37,803)              --               --
  Redemptions and annuity benefits ......................................     (11,142,163)              --               --
  Transfers -- other ....................................................          (2,123)              --               --
                                                                            -------------    -------------    -------------
  Net increase/(decrease) from contract transactions ....................     (13,025,048)         183,824           33,016
                                                                            -------------    -------------    -------------
Actuarial Increase in Reserves For for Contracts in Payment Period ......              --               --               --
Total Increase/(Decrease) in Net Assets .................................      (5,529,201)         184,684           32,505
                                                                            -------------    -------------    -------------
  Net Assets at December 31, 1999 .......................................     164,818,581               --               --
----------------------------------------------------------------------------------------------------------------------------
  Net Assets at June 30, 2000 ...........................................   $ 159,289,380    $     184,684    $      32,505
----------------------------------------------------------------------------------------------------------------------------
                                                                            =============    =============    =============

                                                                            -------------------------------
                                                                                  INVESTMENT DIVISIONS
                                                                            -------------------------------
                                                                              AIM V.I.           Davis
                                                                               Value           Financial
                                                                            -------------------------------
----------------------------------------
1999 Increase/(Decrease) from Operations
----------------------------------------
   Net investment income/(expense) ......................................   $          --    $          --
   Net realized gain/(loss) from sale of investments ....................              --               --
   Reinvested realized gain distributions ...............................              --               --
   Net change in unrealized appreciation/(depreciation) of investments ..              --               --
                                                                            -------------    -------------
   Net increase/(decrease) resulting from operations ....................              --               --
                                                                            -------------    -------------

--------------------------
1999 Contract Transactions
--------------------------
   Net contract purchase payments .......................................              --               --
   Transfer between investment divisions ................................              --               --
   Administrative charges -- Note 4 .....................................              --               --
   Redemption and annuity benefits ......................................              --               --
   Transfers -- other ...................................................              --               --
                                                                            -------------    -------------
   Net increase/(decrease) from contract transactions ...................              --               --
                                                                            -------------    -------------
   Increase/(Decrease) in seed investments ..............................              --               --
Actuarial Increase/(Decrease) in Reserves for Contracts in Payment Period              --               --
                                                                            -------------    -------------
Total Increase/(Decrease) in Net Assets .................................              --               --
   Net Assets at December 31, 1998 ......................................              --               --
                                                                            -------------    -------------
-----------------------------------------------------------------------------------------------------------
   Net Assets at December 31, 1999 ......................................   $          --    $          --
-----------------------------------------------------------------------------------------------------------
                                                                            =============    =============

----------------------------------------
2000 Increase/(Decrease) from Operations
----------------------------------------
  Net investment income/(expense) .......................................   $         (85)   $         (53)
  Net realized gain/(loss) from sale of investments .....................              --               --
  Reinvested realized gain distributions ................................              --               --
  Net change in unrealized appreciation/(depreciation) of investments ...          (1,332)          (1,834)
                                                                            -------------    -------------
  Net increase/(decrease) resulting from operations .....................          (1,417)          (1,887)
                                                                            -------------    -------------

--------------------------
2000 Contract Transactions
--------------------------
  Net contract purchase payments ........................................              --               --
  Transfer between investment divisions .................................         181,000          124,023
  Transfers on account of death .........................................              --               --
  Administrative charges -- Note 4 ......................................              --               --
  Redemptions and annuity benefits ......................................              --               --
  Transfers -- other ....................................................              --               --
                                                                            -------------    -------------
  Net increase/(decrease) from contract transactions ....................         181,000          124,023
                                                                            -------------    -------------
Actuarial Increase in Reserves For for Contracts in Payment Period ......              --               --
Total Increase/(Decrease) in Net Assets .................................         179,583          122,136
                                                                            -------------    -------------
  Net Assets at December 31, 1999 .......................................              --               --
-----------------------------------------------------------------------------------------------------------
  Net Assets at June 30, 2000 ...........................................   $     179,583    $     122,136
-----------------------------------------------------------------------------------------------------------
                                                                            =============    =============

                        See notes to financial statements

--------------------------------------------------------------------------------


                                     92 & 93

--------------------------------------------------------------------------------
The Guardian Separate Account A
-------------------------------

STATEMENTS OF CHANGES IN NET ASSETS
Year Ended December 31, 1999 (Audited) and
Six Months Ended June 30, 2000 (Unaudited)

                                                                            ------------------------------------------
                                                                                       INVESTMENT DIVISIONS
                                                                            ------------------------------------------
                                                                                                           Fidelity
                                                                              Davis                         VIP II
                                                                              Real            Davis       Contrafund
                                                                              Estate          Value      Service Class
                                                                            ------------------------------------------
----------------------------------------
1999 Increase/(Decrease) from Operations
----------------------------------------
   Net investment income/(expense) ......................................   $        --    $        --    $        --
   Net realized gain/(loss) from sale of investments ....................            --             --             --
   Reinvested realized gain distributions ...............................            --             --             --
   Net change in unrealized appreciation/(depreciation) of investments ..            --             --             --
                                                                            -----------    -----------    -----------
   Net increase/(decrease) resulting from operations ....................            --             --             --
                                                                            -----------    -----------    -----------

--------------------------
1999 Contract Transactions
--------------------------
   Net contract purchase payments .......................................            --             --             --
   Transfer between investment divisions ................................            --             --             --
   Administrative charges -- Note 4 .....................................            --             --             --
   Redemptions and annuity benefits .....................................            --             --             --
   Transfers -- other ...................................................            --             --             --
                                                                            -----------    -----------    -----------
   Net increase/(decrease) from contract transactions ...................            --             --             --
                                                                            -----------    -----------    -----------
   Increase/(Decrease) in seed investments ..............................            --             --             --
Actuarial Increase/(Decrease) in Reserves for Contracts in Payment Period            --             --             --
                                                                            -----------    -----------    -----------
Total Increase/(Decrease) in Net Assets .................................            --             --             --
   Net Assets at December 31, 1998 ......................................            --             --             --
                                                                            -----------    -----------    -----------
----------------------------------------------------------------------------------------------------------------------
   Net Assets at December 31, 1999 ......................................   $        --    $        --    $        --
----------------------------------------------------------------------------------------------------------------------
                                                                            ===========    ===========    ===========

----------------------------------------
2000 Increase/(Decrease) from Operations
----------------------------------------
  Net investment income/(expense) .......................................   $       (12)   $       (23)   $       (46)
  Net realized gain/(loss) from sale of investments .....................            --           (114)            --
  Reinvested realized gain distributions ................................            --             --             --
  Net change in unrealized appreciation/(depreciation) of investments ...        (1,667)        (1,268)            39
                                                                            -----------    -----------    -----------
  Net increase/(decrease) resulting from operations .....................        (1,679)        (1,404)            (7)
                                                                            -----------    -----------    -----------

--------------------------
2000 Contract Transactions
--------------------------
  Net contract purchase payments ........................................            --             --             --
  Transfer between investment divisions .................................       161,030         37,935        104,782
  Transfers on account of death .........................................            --             --             --
  Administrative charges -- Note 4 ......................................            --             --             --
  Redemptions and annuity benefits ......................................            --             --             --
  Transfers -- other ....................................................            --             --             --
                                                                            -----------    -----------    -----------
  Net increase/(decrease) from contract transactions ....................       161,030         37,935        104,782
                                                                            -----------    -----------    -----------
Actuarial Increase in Reserves For for Contracts in Payment Period ......            --             --             --
Total Increase/(Decrease) in Net Assets .................................       159,351         36,531        104,775
                                                                            -----------    -----------    -----------
  Net Assets at December 31, 1999 .......................................            --             --             --
----------------------------------------------------------------------------------------------------------------------
  Net Assets at June 30, 2000 ...........................................   $   159,351    $    36,531    $   104,775
----------------------------------------------------------------------------------------------------------------------
                                                                            ===========    ===========    ===========

                                                                            --------------------------------------------
                                                                                          INVESTMENT DIVISIONS
                                                                            --------------------------------------------
                                                                              Fidelity       Fidelity      Fidelity
                                                                                VIP           VIP III       VIP III
                                                                               Equity-        Growth          Mid
                                                                               Income      Opportunities      Cap
                                                                            Service Class  Service Class  Service Class
                                                                            --------------------------------------------
----------------------------------------
1999 Increase/(Decrease) from Operations
----------------------------------------
   Net investment income/(expense) ......................................    $         --   $        --    $        --
   Net realized gain/(loss) from sale of investments ....................              --            --             --
   Reinvested realized gain distributions ...............................              --            --             --
   Net change in unrealized appreciation/(depreciation) of investments ..              --            --             --
                                                                             ------------   -----------    -----------
   Net increase/(decrease) resulting from operations ....................              --            --             --
                                                                             ------------   -----------    -----------

--------------------------
1999 Contract Transactions
--------------------------
   Net contract purchase payments .......................................              --            --             --
   Transfer between investment divisions ................................              --            --             --
   Administrative charges -- Note 4 .....................................              --            --             --
   Redemptions and annuity benefits .....................................              --            --             --
   Transfers -- other ...................................................              --            --             --
                                                                             ------------   -----------    -----------
   Net increase/(decrease) from contract transactions ...................              --            --             --
                                                                             ------------   -----------    -----------
   Increase/(Decrease) in seed investments ..............................              --            --             --
Actuarial Increase/(Decrease) in Reserves for Contracts in Payment Period              --            --             --
                                                                             ------------   -----------    -----------
Total Increase/(Decrease) in Net Assets .................................              --            --             --
   Net Assets at December 31, 1998 ......................................              --            --             --
                                                                             ------------   -----------    -----------
------------------------------------------------------------------------------------------------------------------------
   Net Assets at December 31, 1999 ......................................    $         --   $        --    $        --
------------------------------------------------------------------------------------------------------------------------
                                                                             ============   ===========    ===========

----------------------------------------
2000 Increase/(Decrease) from Operations
----------------------------------------
  Net investment income/(expense) .......................................    $         --   $        (1)   $      (306)
  Net realized gain/(loss) from sale of investments .....................              --            --             --
  Reinvested realized gain distributions ................................              --            --             --
  Net change in unrealized appreciation/(depreciation) of investments ...              --            19         12,524
                                                                             ------------   -----------    -----------
  Net increase/(decrease) resulting from operations .....................              --            18         12,218
                                                                             ------------   -----------    -----------

--------------------------
2000 Contract Transactions
--------------------------
  Net contract purchase payments ........................................              --            --             --
  Transfer between investment divisions .................................              --        10,000        690,458
  Transfers on account of death .........................................              --            --             --
  Administrative charges -- Note 4 ......................................              --            --             --
  Redemptions and annuity benefits ......................................              --            --             --
  Transfers -- other ....................................................              --            --            127
                                                                             ------------   -----------    -----------
  Net increase/(decrease) from contract transactions ....................              --        10,000        690,585
                                                                             ------------   -----------    -----------
Actuarial Increase in Reserves For for Contracts in Payment Period ......              --            --             --
Total Increase/(Decrease) in Net Assets .................................              --        10,018        702,803
                                                                             ------------   -----------    -----------
  Net Assets at December 31, 1999 .......................................              --            --             --
------------------------------------------------------------------------------------------------------------------------
  Net Assets at June 30, 2000 ...........................................    $         --   $    10,018    $   702,803
------------------------------------------------------------------------------------------------------------------------
                                                                             ============   ===========    ===========

                                                                            ---------------------------
                                                                                INVESTMENT DIVISIONS
                                                                            ---------------------------
                                                                              Janus           Janus
                                                                            Aggressive       Capital
                                                                              Growth       Appreciation
                                                                            ---------------------------
----------------------------------------
1999 Increase/(Decrease) from Operations
----------------------------------------
   Net investment income/(expense) ......................................   $        --    $        --
   Net realized gain/(loss) from sale of investments ....................            --             --
   Reinvested realized gain distributions ...............................            --             --
   Net change in unrealized appreciation/(depreciation) of investments ..            --             --
                                                                            -----------    -----------
   Net increase/(decrease) resulting from operations ....................            --             --
                                                                            -----------    -----------

--------------------------
1999 Contract Transactions
--------------------------
   Net contract purchase payments .......................................            --             --
   Transfer between investment divisions ................................            --             --
   Administrative charges -- Note 4 .....................................            --             --
   Redemptions and annuity benefits .....................................            --             --
   Transfers -- other ...................................................            --             --
                                                                            -----------    -----------
   Net increase/(decrease) from contract transactions ...................            --             --
                                                                            -----------    -----------
   Increase/(Decrease) in seed investments ..............................            --             --
Actuarial Increase/(Decrease) in Reserves for Contracts in Payment Period            --             --
                                                                            -----------    -----------
Total Increase/(Decrease) in Net Assets .................................            --             --
   Net Assets at December 31, 1998 ......................................            --             --
                                                                            -----------    -----------
-------------------------------------------------------------------------------------------------------
   Net Assets at December 31, 1999 ......................................   $        --    $        --
-------------------------------------------------------------------------------------------------------
                                                                            ===========    ===========

----------------------------------------
2000 Increase/(Decrease) from Operations
----------------------------------------
  Net investment income/(expense) .......................................   $    78,895    $     3,611
  Net realized gain/(loss) from sale of investments .....................            --             --
  Reinvested realized gain distributions ................................        36,945            508
  Net change in unrealized appreciation/(depreciation) of investments ...      (131,290)       (20,759)
                                                                            -----------    -----------
  Net increase/(decrease) resulting from operations .....................       (15,450)       (16,640)
                                                                            -----------    -----------

--------------------------
2000 Contract Transactions
--------------------------
  Net contract purchase payments ........................................            --             25
  Transfer between investment divisions .................................     1,525,360      1,311,526
  Transfers on account of death .........................................            --             --
  Administrative charges -- Note 4 ......................................            --             --
  Redemptions and annuity benefits ......................................           (41)           (70)
  Transfers -- other ....................................................           209           (186)
                                                                            -----------    -----------
  Net increase/(decrease) from contract transactions ....................     1,525,528      1,311,295
                                                                            -----------    -----------
Actuarial Increase in Reserves For for Contracts in Payment Period ......            --             --
Total Increase/(Decrease) in Net Assets .................................     1,510,078      1,294,655
                                                                            -----------    -----------
  Net Assets at December 31, 1999 .......................................            --             --
-------------------------------------------------------------------------------------------------------
  Net Assets at June 30, 2000 ...........................................   $ 1,510,078    $ 1,294,655
-------------------------------------------------------------------------------------------------------
                                                                            ===========    ===========

                        See notes to financial statements

--------------------------------------------------------------------------------


                                     94 & 95

--------------------------------------------------------------------------------
The Guardian Separate Account A
-------------------------------

STATEMENTS OF CHANGES IN NET ASSETS
Year Ended December 31, 1999 (Audited) and
Six Months Ended June 30, 2000 (Unaudited)

                                                                            --------------------------------------------------------
                                                                                              INVESTMENT DIVISIONS
                                                                            --------------------------------------------------------
                                                                                                                           MFS
                                                                                             Janus           MFS          Growth
                                                                              Janus         Worldwide      Emerging        With
                                                                              Growth         Growth         Growth        Income
                                                                            --------------------------------------------------------
----------------------------------------
1999 Increase/(Decrease) from Operations
----------------------------------------
   Net investment income/(expense) ......................................   $        --    $        --    $        --   $   (36,273)
   Net realized gain/(loss) from sale of investments ....................            --             --             --       428,134
   Reinvested realized gain distributions ...............................            --             --             --        23,877
   Net change in unrealized appreciation/(depreciation) of investments ..            --             --             --      (165,063)
                                                                            -----------    -----------    -----------   -----------
   Net increase/(decrease) resulting from operations ....................            --             --             --       250,675
                                                                            -----------    -----------    -----------   -----------

--------------------------
1999 Contract Transactions
--------------------------
   Net contract purchase payments .......................................            --             --             --       133,801
   Transfer between investment divisions ................................            --             --             --      (481,776)
   Administrative charges -- Note 4 .....................................            --             --             --        (1,895)
   Redemptions and annuity benefits .....................................            --             --             --      (838,324)
   Transfers -- other ...................................................            --             --             --           611
                                                                            -----------    -----------    -----------   -----------
   Net increase/(decrease) from contract transactions ...................            --             --             --    (1,187,583)
                                                                            -----------    -----------    -----------   -----------
   Increase/(Decrease) in seed investment ...............................            --             --             --            --
Actuarial Increase/(Decrease) in Reserves for Contracts in Payment Period            --             --             --            --
                                                                            -----------    -----------    -----------   -----------
Total Increase/(Decrease) in Net Assets .................................            --             --             --      (936,908)
   Net Assets at December 31, 1998 ......................................            --             --             --     5,541,655
                                                                            -----------    -----------    -----------   -----------
------------------------------------------------------------------------------------------------------------------------------------
   Net Assets at December 31, 1999 ......................................   $        --    $        --    $        --   $ 4,604,747
------------------------------------------------------------------------------------------------------------------------------------
                                                                            ===========    ===========    ===========   ===========

----------------------------------------
2000 Increase/(Decrease) from Operations
----------------------------------------
  Net investment income/(expense) .......................................   $     4,710    $     3,224    $        16   $      (199)
  Net realized gain/(loss) from sale of investments .....................          (224)            --             --       168,349
  Reinvested realized gain distributions ................................         8,091         10,943             --        38,637
  Net change in unrealized appreciation/(depreciation) of investments ...       (15,144)       (26,534)          (546)     (239,602)
                                                                            -----------    -----------    -----------   -----------
  Net increase/(decrease) resulting from operations .....................        (2,567)       (12,367)          (562)      (32,815)
                                                                            -----------    -----------    -----------   -----------

--------------------------
2000 Contract Transactions
--------------------------
  Net contract purchase payments ........................................            --             --          2,657        26,796
  Transfer between investment divisions .................................       333,894      1,035,873         42,398      (466,902)
  Transfers on account of death .........................................            --             --             --            --
  Administrative charges -- Note 4 ......................................            --             --             --          (837)
  Redemptions and annuity benefits ......................................            --           (496)            --      (235,320)
  Transfers -- other ....................................................            --            (15)            --            16
                                                                            -----------    -----------    -----------   -----------
  Net increase/(decrease) from contract transactions ....................     3,338,934      1,035,362         45,055      (676,247)
                                                                            -----------    -----------    -----------   -----------
Actuarial Increase in Reserves For for Contracts in Payment Period ......            --             --             --            --
 Total Increase/(Decrease) in Net Assets ................................       331,327      1,022,995         44,493      (709,062)
                                                                            -----------    -----------    -----------   -----------
  Net Assets at December 31, 1999 .......................................            --             --             --     4,604,747
------------------------------------------------------------------------------------------------------------------------------------
  Net Assets at June 30, 2000 ...........................................   $   331,327    $ 1,022,995    $    44,493   $ 3,895,685
------------------------------------------------------------------------------------------------------------------------------------
                                                                            ===========    ===========    ===========   ===========

                                                                            ------------------------------------------
                                                                                       INVESTMENT DIVISIONS
                                                                            ------------------------------------------

                                                                                MFS                          MFS
                                                                                New           MFS           Total
                                                                             Discovery      Research        Return
                                                                            ------------------------------------------
----------------------------------------
1999 Increase/(Decrease) from Operations
----------------------------------------
   Net investment income/(expense) ......................................   $        --    $        --    $        --
   Net realized gain/(loss) from sale of investments ....................            --             --             --
   Reinvested realized gain distributions ...............................            --             --             --
   Net change in unrealized appreciation/(depreciation) of investments ..            --             --             --
                                                                            -----------    -----------    -----------
   Net increase/(decrease) resulting from operations ....................            --             --             --
                                                                            -----------    -----------    -----------

--------------------------
1999 Contract Transactions
--------------------------
   Net contract purchase payments .......................................            --             --             --
   Transfer between investment divisions ................................            --             --             --
   Administrative charges -- Note 4 .....................................            --             --             --
   Redemptions and annuity benefits .....................................            --             --             --
   Transfers -- other ...................................................            --             --             --
                                                                            -----------    -----------    -----------
   Net increase/(decrease) from contract transactions ...................            --             --             --
                                                                            -----------    -----------    -----------
   Increase/(Decrease) in seed investment ...............................            --             --             --
Actuarial Increase/(Decrease) in Reserves for Contracts in Payment Period            --             --             --
                                                                            -----------    -----------    -----------
Total Increase/(Decrease) in Net Assets .................................            --             --             --
   Net Assets at December 31, 1998 ......................................            --             --             --
                                                                            -----------    -----------    -----------
----------------------------------------------------------------------------------------------------------------------
   Net Assets at December 31, 1999 ......................................   $        --    $        --    $        --
----------------------------------------------------------------------------------------------------------------------
                                                                            ===========    ===========    ===========

----------------------------------------
2000 Increase/(Decrease) from Operations
----------------------------------------
  Net investment income/(expense) .......................................   $      (108)   $        (8)   $        --
  Net realized gain/(loss) from sale of investments .....................            --             --             --
  Reinvested realized gain distributions ................................            --             --             --
  Net change in unrealized appreciation/(depreciation) of investments ...         7,265           (181)           (13)
                                                                            -----------    -----------    -----------
  Net increase/(decrease) resulting from operations .....................         7,157           (189)           (13)
                                                                            -----------    -----------    -----------

--------------------------
2000 Contract Transactions
--------------------------
  Net contract purchase payments ........................................            --             --             --
  Transfer between investment divisions .................................       247,470         20,394          4,015
  Transfers on account of death .........................................            --             --             --
  Administrative charges -- Note 4 ......................................            --             --             --
  Redemptions and annuity benefits ......................................            --             --             --
  Transfers -- other ....................................................          (191)            --             --
                                                                            -----------    -----------    -----------
  Net increase/(decrease) from contract transactions ....................       247,279         20,394          4,015
                                                                            -----------    -----------    -----------
Actuarial Increase in Reserves For for Contracts in Payment Period ......            --             --             --
 Total Increase/(Decrease) in Net Assets ................................       254,436         20,205          4,002
                                                                            -----------    -----------    -----------
  Net Assets at December 31, 1999 .......................................            --             --             --
----------------------------------------------------------------------------------------------------------------------
  Net Assets at June 30, 2000 ...........................................   $   254,436    $    20,205    $     4,002
----------------------------------------------------------------------------------------------------------------------
                                                                            ===========    ===========    ===========

                        See notes to financial statements

--------------------------------------------------------------------------------


                                     96 & 97

--------------------------------------------------------------------------------
The Guardian Separate Account A
-------------------------------

NOTES TO FINANCIAL STATEMENTS
June 30, 2000 (Unaudited)

----------------------
Note 1 -- Organization
----------------------

      The Guardian Separate Account A (the Account), a unit investment trust registered under the Investment Company Act of 1940, as amended, was established by The Guardian Insurance & Annuity Company, Inc. (GIAC) on October 31, 1981. GIAC is a wholly owned subsidiary of The Guardian Life Insurance Company of America (Guardian Life). GIAC issues the deferred variable annuity contracts offered through the Account. GIAC provides for accumulations and benefits under the contracts by crediting the net premium payments to one or more investment divisions established within the Account or to the Fixed Rate Option (FRO), as selected by the contractowner. Amounts allocated to the FRO are maintained by GIAC in its general account. The contractowner may transfer his or her contract value among the thirty one investment divisions within the Account or the FRO. However, a contractowner may only invest in up to twenty investment divisions, including the FRO. Contractowners who qualify may also purchase either a seven year or contract anniversary Enhanced Death Benefit Rider, which may provide greater death benefits than the proceeds payable under the basic contract.

      The thirty one investment options of the Account correspond to the following underlying mutual funds in which the investment option invests: The Guardian Stock Fund (GSF), The Guardian VC 500 Index Fund, The Guardian VC Asset Allocation Fund, The Guardian VC High Yield Bond Fund, The Guardian Bond Fund, Inc. (GBF), The Guardian Cash Fund, Inc. (GCF), Gabelli Capital Asset Fund
(GCAF), Baillie Gifford International Fund (BGIF), Baillie Gifford Emerging Markets Fund (BGEMF), The Guardian Small Cap Stock Fund (GSCF), Value Line Centurion Fund, Inc., Value Line Strategic Asset Management Trust, AIM V.I. Capital Appreciation Fund, AIM V.I. Global Utilities Fund, AIM V.I. Value Fund, Davis Financial Portfolio, Davis Real Estate Portfolio, Davis Value Portfolio, Fidelity VIP II Contrafund Portfolio Service Class, Fidelity VIP Equity-Income Portfolio Service Class, Fidelity VIP III Growth Opportunities Portfolio Service Class, Fidelity VIP III Mid Cap Portfolio Service Class, Janus Aggressive Growth Portfolio, Janus Capital Appreciation Portfolio, Janus Growth Portfolio, Janus Worldwide Growth Portfolio, MFS Emerging Growth Series, MFS Growth With Income Series, MFS New Discovery Series, MFS Research Series, and MFS Total Return Series, (collectively, the Funds and individually, a Fund). A tax-qualified and a non-tax-qualified investment division have been established within each investment option available in the Account.

      GSF, The Guardian VC 500 Index Fund, The Guardian VC Asset Allocation Fund, The Guardian VC High Yield Bond Fund, GBF, GCF and GSCF each has an investment advisory agreement with Guardian Investor Services Corporation
(GISC), a wholly owned subsidiary of GIAC. GCAF has a management agreement with GISC. BGIF and BGEMF each has an investment advisory agreement with Guardian Baillie Gifford Ltd., a joint venture company formed by GIAC and Baillie Gifford Overseas Ltd.

      Under applicable insurance law, the assets and liabilities of the Account are clearly identified and distinguished from the other assets and liabilities of GIAC. The assets of the Account will not be charged with any liabilities arising out of any other business conducted by GIAC, but the obligations of the Account, including the promise to make annuity payments, are obligations of GIAC.

-----------------------------------------
Note 2 -- Significant Accounting Policies
-----------------------------------------

      The following is a summary of significant accounting policies of the Account.

Investments

      (a) Net proceeds of payments made by contract owners to the Account are invested by the Account's investment divisions in shares of the corresponding Funds at net asset value. All distributions made by a Fund are reinvested in shares of the same Fund.

      (b) The market value of the investments in the Funds is based on the net asset value of the respective Funds as of their close of business on the valuation date.

      (c) Investment transactions are accounted for on the trade date and income is recorded on the ex-dividend date.

      (d) The cost of investments sold is determined on a first in, first out
(FIFO) basis.

Federal Income Taxes

      The operations of the Account are part of the operations of GIAC and, as such, are included in the combined tax return of GIAC. GIAC is taxed as a life insurance company under the Internal Revenue Code of 1986, as amended.

      Under current tax law, no federal income taxes are payable by GIAC with respect to the operations of the Account.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

NOTES TO FINANCIAL STATEMENTS
June 30, 2000 (Unaudited) (Continued)

-----------------------------------
Note 3 -- Net Assets, June 30, 2000
-----------------------------------

      The following table of net assets includes both qualified and non-qualified units within the account

                                                            Units                Accumulation              Total
                                                         Outstanding              Unit Value             Unit Value
                                                       ----------------         --------------         ---------------

REGULAR CONTRACT
The Guardian Stock Fund.............................     3,628,870.704            $ 154.842508           $ 561,903,441
The Guardian VC 500 Index Fund......................        12,980.597               10.521276                 136,572
The Guardian VC Asset Allocation Fund...............                --                      --                      --
The Guardian VC High Yield Bond Fund................                --                      --                      --
The Guardian Bond Fund..............................     1,356,282.821               34.957868              47,412,756
The Guardian Cash Fund..............................     2,816,001.535               26.517043              74,672,034
Gabelli Capital Asset Fund..........................       282,252.012               22.500333               6,350,764
Baillie Gifford International Fund..................     1,114,006.613               27.096265              30,185,418
Baillie Gifford Emerging Markets Fund...............       534,636.049               12.662243               6,769,692
The Guardian Small Cap Stock Fund...................       544,714.405               15.705853               8,555,204
Value Line Centurion Fund...........................     2,539,431.736               92.428818             234,716,674
Value Line Strategic Asset Management Trust.........     2,545,941.628               58.227495             151,155,178
AIM V.I. Capital Appreciation Fund..................        15,282.308                11.64429                 177,952
AIM V.I. Global Utilities Fund......................         2,482.057               11.124096                  27,611
AIM V.I. Value Fund.................................        16,077.019               10.886372                 175,020
Davis Financial Portfolio...........................        11,993.005               10.183975                 122,136
Davis Real Estate Portfolio.........................        15,260.685               10.441961                 159,352
Davis Value Portfolio...............................         3,586.657               10.185269                  36,531
Fidelity VIP II Contrafund Portfolio Service Class..         9,164.530               10.677080                  97,850
Fidelity VIP Equity-Income Portfolio Service Class..                --                      --                      --
Fidelity VIP III Growth Opportunities Portfolio
  Service Class.....................................           903.894               11.083591                  10,018
Fidelity VIP III Mid Cap Portfolio Service Class....        58,845.844               11.843424                 696,936
Janus Aggressive Growth Portfolio...................       118,383.865               12.684745               1,501,669
Janus Capital Appreciation Portfolio................       118,438.105               10.891183               1,289,931
Janus Growth Portfolio..............................        29,427.448               11.095678                 326,517
Janus Worldwide Growth Portfolio....................        91,142.518               11.128655               1,014,294
MFS Emerging Growth Series .........................         3,497.186               11.343071                  39,669
MFS Growth With Income Series.......................       283,317.172               13.315603               3,772,539
MFS New Discovery Series............................        21,113.100               11.772939                 248,563
MFS Research Series.................................         1,406.341               10.884891                  15,308
MFS Total Return Series.............................           400.276                9.996052                   4,001

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
The Guardian Separate Account A
-------------------------------

NOTES TO FINANCIAL STATEMENTS
June 30, 2000 (Unaudited) (Continued)

                                                             Units                Accumulation               Total
                                                          Outstanding              Unit Value              Unit Value
                                                        ----------------         --------------         ---------------

7 YEAR ENHANCED DEATH BENEFIT RIDER
The Guardian Stock Fund.............................     1,540,589.580             $ 16.618812            $ 25,594,295
The Guardian VC 500 Index Fund......................                --                      --                      --
The Guardian VC Asset Allocation Fund...............                --                      --                      --
The Guardian VC High Yield Bond Fund................                --                      --                      --
The Guardian Bond Fund..............................       112,944.957               10.864610               1,227,103
The Guardian Cash Fund..............................       246,522.425               11.023989               2,717,661
Gabelli Capital Asset Fund..........................        34,257.868               14.225535                 487,337
Baillie Gifford International Fund..................       169,774.607               15.839238               2,689,100
Baillie Gifford Emerging Markets Fund...............        47,915.873               12.713743                 609,190
The Guardian Small Cap Stock Fund...................        24,215.320               13.966808                 338,211
Value Line Centurion Fund...........................       742,941.402               16.609713              12,340,043
Value Line Strategic Asset Management Trust.........       414,999.466               16.564033               6,874,065
AIM V.I. Capital Appreciation Fund..................           578.313               11.640852                   6,732
AIM V.I. Global Utilities Fund......................           440.089               11.120812                   4,894
AIM V.I. Value Fund.................................           419.224               10.883155                   4,563
Davis Financial Portfolio...........................                --                      --                      --
Davis Real Estate Portfolio.........................                --                      --                      --
Davis Value Portfolio...............................                --                      --                      --
Fidelity VIP II Contrafund Portfolio Service Class..           648.715               10.673925                   6,924
Fidelity VIP Equity-Income Portfolio Service Class..                --                      --                      --
Fidelity VIP III Growth Opportunities Portfolio
  Service Class.....................................                --                      --                      --
Fidelity VIP III Mid Cap Portfolio Service Class....           495.523               11.839935                   5,867
Janus Aggressive Growth Portfolio...................           663.102               12.681008                   8,409
Janus Capital Appreciation Portfolio................           433.922               10.887967                   4,724
Janus Growth Portfolio..............................           433.519               11.092401                   4,809
Janus Worldwide Growth Portfolio....................           782.133               11.125366                   8,702
MFS Emerging Growth Series .........................           425.375               11.339725                   4,824
MFS Growth With Income Series.......................         8,743.812               13.538782                 118,381
MFS New Discovery Series............................           499.053               11.769468                   5,874
MFS Research Series.................................           450.047               10.881674                   4,897
MFS Total Return Series.............................                --                      --                      --

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

NOTES TO FINANCIAL STATEMENTS
June 30, 2000 (Unaudited) (Continued)

                                                            Units                Accumulation              Total
                                                          Outstanding             Unit Value             Unit Value
                                                       ----------------         --------------         ---------------

CONTRACT ANNIVERSARY ENHANCED
DEATH BENEFIT RIDER
The Guardian Stock Fund.............................                --                   $  --         $            --
The Guardian VC 500 Index Fund......................                --                      --                      --
The Guardian VC Asset Allocation Fund...............                --                      --                      --
The Guardian VC High Yield Bond Fund................                --                      --                      --
The Guardian Bond Fund..............................                --                      --                      --
The Guardian Cash Fund..............................                --                      --                      --
Gabelli Capital Asset Fund..........................                --                      --                      --
Baillie Gifford International Fund..................                --                      --                      --
Baillie Gifford Emerging Markets Fund...............                --                      --                      --
The Guardian Small Cap Stock Fund...................                --                      --                      --
Value Line Centurion Fund...........................                --                      --                      --
Value Line Strategic Asset Management Trust.........                --                      --                      --
AIM V.I. Capital Appreciation Fund..................                --                      --                      --
AIM V.I. Global Utilities Fund......................                --                      --                      --
AIM V.I. Value Fund.................................                --                      --                      --
Davis Financial Portfolio...........................                --                      --                      --
Davis Real Estate Portfolio.........................                --                      --                      --
Davis Value Portfolio...............................                --                      --                      --
Fidelity VIP II Contrafund Portfolio Service Class..                --                      --                      --
Fidelity VIP Equity-Income Portfolio Service Class..                --                      --                      --
Fidelity VIP III  Growth Opportunities  Portfolio
  Service Class.....................................                --                      --                      --
Fidelity VIP III Mid Cap  Portfolio Service Class...                --                      --                      --
Janus Aggressive Growth Portfolio...................                --                      --                      --
Janus Capital Appreciation Portfolio................                --                      --                      --
Janus Worldwide Growth Portfolio....................                --                      --                      --
MFS Emerging Growth Series .........................                --                      --                      --
MFS Growth With Income Series.......................                --                      --                      --
MFS New Discovery Series............................                --                      --                      --
MFS Research Series.................................                --                      --                      --
MFS Total Return Series.............................                --                      --                      --

                                                                                                       ---------------
                                                                                                         1,184,640,235
Contracts receiving annuity payments................                                                        12,318,703
Interest of GIAC in separate account................                                                        20,221,606
                                                                                                       ---------------
  Total Net Assets..................................                                                   $ 1,217,180,544
                                                                                                       ===============

Other Matters

      The amount retained by GIAC in the Account is comprised of amounts which GIAC allocated to the Account to facilitate the commencement of operations of the Account and certain of the Funds, as well as amounts accruing to GIAC from the operations of the Account. Amounts retained by GIAC in the Account may be transferred by GIAC to its general account.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
The Guardian Separate Account A
-------------------------------

NOTES TO FINANCIAL STATEMENTS
June 30, 2000 (Unaudited) (Continued)

---------------------------------------------------------------
Note 4 -- Administrative and Mortality and Expense Risk Charges
---------------------------------------------------------------

Contractual charges paid to GIAC include:

      (1) a fixed annual $30 fee for single payment contracts and a fixed annual $35 fee for flexible payment contracts to cover GIAC's administrative expenses. This charge is deducted on each contract anniversary before annuitization and upon surrender prior to annuitization. For the six months ended June 30, 2000 and year ended December 31, 1999, administrative fees amounted to $244,573 and $559,274 respectively.

      (2) a charge for mortality and expense risk is computed daily and is equal to an annual rate of 1.0% of the average daily net assets applicable to contractowners. There are additional charges applicable to each rider option. The charges are calculated as a percentage of average daily net asset value of the applicable contracts as follows:

      a) 7 Year Enhanced Death Benefit Rider, with an annual rate of .30%;

      b) Contract Anniversary Enhanced Death Benefit Rider, with an annual rate of .25%.

      For the six months ended June 30, 2000 the total mortality and expense risk charge was $6,763,723.

      (3) contingent deferred sales charges on certain partial or total surrenders. These charges are assessed against redemptions and paid to GIAC during the first six contract years for a Single Purchase Payment Contract. A Flexible Purchase Payment Contract is subject to a contingent deferred sales charge for six years. Contingent deferred sales charges were $362,672 for the six months ended June 30, 2000.

      (4) a charge for premium taxes deducted from either the contract premium payment or upon annuitization, as determined in accordance with applicable state law.

      Currently GIAC makes no charge against the Account for GIAC's federal income taxes. However, GIAC reserves the right to charge taxes attributable to the Account in the future.

----------------------------------------------------------------------------
Note 5 -- Accumulation Values for the Current Period and the Four Prior Year Ends for Both Qualified and Non-Qualified Accounts
----------------------------------------------------------------------------

                                                 June 30,      December 31,  December 31,  December 31,  December 31,
                                                   2000            1999          1998          1997          1996
                                              -------------    -----------  ------------   ------------  ------------

REGULAR CONTRACT
The Guardian Stock Fund..................       $154.842508    $150.638639    $115.984452    $97.721248    $72.788450
The Guardian VC 500 Index Fund...........         10.521276             --             --            --            --
The Guardian VC Asset Allocation Fund....                --             --             --            --            --
The Guardian VC High Yield Bond Fund.....                --             --             --            --            --
The Guardian Bond Fund...................         34.957868      33.940212      34.566553     32.294381     29.924450
The Guardian Cash Fund...................         26.517043      25.915703      24.979223     23.998976      3.050182
Gabelli Capital Asset Fund...............         22.500333      21.921419      18.478018     16.705120     11.831565
Baillie Gifford International Fund.......         27.096265      29.630820      21.510846     17.927664     16.175077
Baillie Gifford Emerging Markets Fund....         12.662243      13.321109       7.809621     10.770121     10.666664
The Guardian Small Cap Stock Fund........         15.705853      14.130040      10.566846     11.323159            --
Value Line Centurion Fund................         92.428818      90.379837      71.182326     56.395899     46.919586
Value Line Strategic Asset Management Trust       58.227495      55.618838      45.182455     35.800735     31.260980
AIM V.I. Capital Appreciation Fund.......         11.644294             --             --            --            --
AIM V.I. Global Utilities Fund...........         11.124096             --             --            --            --
AIM V.I. Value Fund......................         10.886372             --             --            --            --

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

NOTES TO FINANCIAL STATEMENTS
June 30, 2000 (Unaudited) (Continued)

                                                 June 30,      December 31,  December 31,  December 31,  December 31,
                                                   2000            1999          1998          1997          1996
                                              -------------    -----------  ------------   ------------  ------------

Davis Financial Portfolio................         10.183975             --             --            --            --
Davis Real Estate Portfolio..............         10.441961             --             --            --            --
Davis Value Portfolio....................         10.185269             --             --            --            --
Fidelity VIP II Contrafund Portfolio
  Service Class..........................         10.677080             --             --            --            --
Fidelity VIP Equity-Income Portfolio
  Service Class..........................                --             --             --            --            --
Fidelity VIP III Growth Opportunities Portfolio
  Service Class..........................         11.083591             --             --            --            --
Fidelity VIP III Mid Cap Portfolio
  Service Class..........................         11.843424             --             --            --            --
Janus Aggressive Growth Portfolio........         12.684745             --             --            --            --
Janus Capital Appreciation Portfolio.....         10.891183             --             --            --            --
Janus Growth Portfolio...................         11.095678             --             --            --            --
Janus Worldwide Growth Portfolio.........         11.128655             --             --            --            --
MFS Emerging Growth Series ..............         11.343071             --             --            --            --
MFS Growth With Income Series............         13.315603      13.312259      12.600579     10.402993            --
MFS New Discovery Series.................         11.772939             --             --            --            --
MFS Research Series......................         10.884891             --             --            --            --
MFS Total Return Series..................          9.996052             --             --            --            --

7 YEAR ENHANCED DEATH BENEFIT RIDER
The Guardian Stock Fund..................        $16.613312     $16.186504     $12.500295    $10.563642            --
The Guardian VC 500 Index Fund...........                --             --             --            --            --
The Guardian VC Asset Allocation Fund....                --             --             --            --            --
The Guardian VC High Yield Bond Fund.....                --             --             --            --            --
The Guardian Bond Fund...................         10.864610      10.564137      10.791462     10.112433            --
The Guardian Cash Fund...................         11.023989      10.790144      10.431534     10.052316            --
Gabelli Capital Asset Fund...............         14.225535      13.880294      11.735168     10.641134            --
Baillie Gifford International Fund.......         15.839238      17.346803      12.630973     10.558620            --
Baillie Gifford Emerging Markets Fund....         12.713743      13.395345       7.876735     10.895404            --
The Guardian Small Cap Stock Fund........         13.966808      12.584304       9.439192     10.210823            --
Value Line Centurion Fund................         16.609713      16.265850      12.849354     10.210823            --
Value Line Strategic Asset Management Trust       16.564033      15.845659      12.911063     10.260962            --
AIM V.I. Capital Appreciation Fund.......         11.640852             --             --            --            --
AIM V.I. Global Utilities Fund...........         11.120812             --             --            --            --
AIM V.I. Value Fund......................         10.883155             --             --            --            --

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
The Guardian Separate Account A
-------------------------------

NOTES TO FINANCIAL STATEMENTS
June 30, 2000 (Unaudited) (Continued)

                                                 June 30,      December 31,  December 31,  December 31,  December 31,
                                                   2000            1999          1998          1997          1996
                                              -------------    -----------  ------------   ------------  ------------

Davis Financial Portfolio................                --             --             --            --            --
Davis Real Estate Portfolio..............                --             --             --            --            --
Davis Value Portfolio....................                --             --             --            --            --
Fidelity VIP II Contrafund Portfolio
  Service Class..........................         10.673925             --             --            --            --
Fidelity VIP Equity-Income Portfolio
  Service Class..........................                --             --             --            --            --
Fidelity VIP III Growth Opportunities Portfolio
  Service Class..........................                --             --             --            --            --
Fidelity VIP III Mid Cap Portfolio
  Service Class..........................         11.839935             --             --            --            --
Janus Aggressive Growth Portfolio........         12.681008             --             --            --            --
Janus Capital Appreciation Portfolio.....         10.887967             --             --            --            --
Janus Growth Portfolio...................         11.092401             --             --            --            --
Janus Worldwide Growth Portfolio.........         11.125366             --             --            --            --
MFS Emerging Growth Series ..............         11.539725             --             --            --            --
MFS Growth With Income Series............         13.538782      13.555686      12.869606     10.657050            --
MFS New Discovery Series.................         11.769468             --             --            --            --
MFS Research Series......................         10.881674             --             --            --            --
MFS Total Return Series..................                --             --             --            --            --

CONTRACT ANNIVERSARY ENHANCED
DEATH BENEFIT RIDER

The Guardian Stock Fund..................                --             --             --            --            --
The Guardian VC 500 Index Fund...........                --             --             --            --            --
The Guardian VC Asset Allocation Fund....                --             --             --            --            --
The Guardian VC High Yield Bond Fund.....                --             --             --            --            --
The Guardian Bond Fund...................                --             --             --            --            --
The Guardian Cash Fund...................                --             --             --            --            --
Gabelli Capital Asset Fund...............                --             --             --            --            --
Baillie Gifford International Fund.......                --             --             --            --            --
Baillie Gifford Emerging Markets Fund....                --             --             --            --            --
The Guardian Small Cap Stock Fund........                --             --             --            --            --
Value Line Centurion Fund................                --             --             --            --            --
Value Line Strategic Asset Management Trust              --             --             --            --            --
AIM V.I. Capital Appreciation Fund.......                --             --             --            --            --
AIM V.I. Global Utilities Fund...........                --             --             --            --            --
AIM V.I. Value Fund......................                --             --             --            --            --

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

NOTES TO FINANCIAL STATEMENTS
June 30, 2000 (Unaudited) (Continued)

                                                 June 30,      December 31,  December 31,  December 31,  December 31,
                                                   2000            1999          1998          1997          1996
                                              -------------    -----------  ------------   ------------  ------------

Davis Financial Portfolio................                --             --             --            --            --
Davis Real Estate Portfolio..............                --             --             --            --            --
Davis Value Portfolio....................                --             --             --            --            --
Fidelity VIP II Contrafund Portfolio
  Service Class..........................                --             --             --            --            --
Fidelity VIP Equity-Income Portfolio
  Service Class..........................                --             --             --            --            --
Fidelity VIP III Growth Opportunities Portfolio
  Service Class..........................                --             --             --            --            --
Fidelity VIP III Mid Cap Portfolio
  Service Class..........................                --             --             --            --            --
Janus Aggressive Growth Portfolio........                --             --             --            --            --
Janus Capital Appreciation Portfolio.....                --             --             --            --            --
Janus Growth Portfolio...................                --             --             --            --            --
Janus Worldwide Growth Portfolio.........                --             --             --            --            --
MFS Emerging Growth Series ..............                --             --             --            --            --
MFS Growth With Income Series............                --             --             --            --            --
MFS New Discovery........................                --             --             --            --            --
MFS Research Series......................                --             --             --            --            --
MFS Total Return Series..................                --             --             --            --            --

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
The Guardian Separate Account A
-------------------------------

NOTES TO FINANCIAL STATEMENTS
June 30, 2000 (Unaudited) (Continued)

-----------------------------
Note 6 -- Purchases and Sales
-----------------------------

      During the six months ended June 30, 2000 and the year ended December 31 1999, purchases and sales of shares of the Funds were as follows:

                                               Purchases          Purchases             Sales            Sales
                                                June 30,         December 31,          June 30,       December 31,
                                                  2000               1999                2000             1999
                                             -------------      --------------      -------------    --------------
The Guardian Stock Fund..................     $ 22,324,946      $  112,793,243       $ 69,045,627    $  126,347,575
The Guardian VC 500 Index Fund...........          136,945                  --                 --                --
The Guardian VC Asset Allocation Fund....               --                  --                 --                --
The Guardian VC High Yield Bond Fund.....               --                  --                 --                --
The Guardian Bond Fund...................        1,050,213           9,647,422          8,800,515        21,845,291
The Guardian Cash Fund...................       53,319,558          85,336,672         56,121,753        86,900,494
Gabelli Capital Asset Fund ..............        9,498,021           6,675,587         10,396,941         8,021,665
Baillie Gifford International ...........          745,865          15,061,044          3,517,077        17,232,228
Baillie Gifford Emerging Markets Fund ...        8,855,300           7,959,354          8,417,972         5,613,540
The Guardian Small Cap Stock Fund........       20,157,978          15,185,397         19,079,391        16,048,240
Value Line Centurion Fund................        5,986,553          37,572,614         31,955,401        39,417,042
Value Line Strategic Asset Management Trust      1,740,794          19,262,430         15,655,841        33,913,188
AIM V.I. Capital Appreciation Fund.......          183,824                  --                 --                --
AIM V.I. Global Utilities Fund...........           33,016                  --                 --                --
AIM V.I. Value Fund......................          181,000                  --                 --                --
Davis Financial Portfolio................          124,023                  --                 --                --
Davis Real Estate Portfolio..............          161,030                  --                 --                --
Davis Value Portfolio....................           41,852                  --              3,917                --
Fidelity VIP II Contrafund Portfolio
  Service Class..........................          104,782                  --                 --                --
Fidelity VIP Equity-Income Portfolio
  Service Class..........................               --                  --                 --                --
Fidelity VIP III Growth Opportunities Portfolio
  Service Class..........................           10,000                  --                 --                --
Fidelity VIP III Mid Cap Portfolio
  Service Class..........................          690,585                  --                 --                --
Janus Aggressive Growth Portfolio........        1,641,785                  --                 --                --
Janus Capital Appreciation Portfolio.....        1,315,751                  --                 --                --
Janus Growth Portfolio...................          350,720                  --              3,896                --
Janus Worldwide Growth Portfolio.........        1,049,974                  --                 --                --
MFS Emerging Growth Series ..............           45,055                  --                 --                --
MFS Growth With Income Series............        1,476,368           3,448,760          2,122,700         4,652,572
MFS New Discovery Series.................          247,279                  --                 --                --
MFS Research Series......................           20,394                  --                 --                --
MFS Total Return Series..................            4,015                  --                 --                --
                                             -------------      --------------      -------------    --------------
  Total..................................    $ 131,497,626      $  312,942,523      $ 225,121,031    $  359,991,835
                                             =============      ==============      =============    ==============

NOTE: In some instances the calculation of total assets may not agree due to rounding.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

                       This page intentionally left blank.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
The Guardian Stock Fund
-----------------------

SCHEDULE OF INVESTMENTS
June 30, 2000 (Unaudited)

--------------------------------------------------------------------------------
Common Stocks -- 96.5%
--------------------------------------------------------------------------------

Shares                                                                     Value
--------------------------------------------------------------------------------
Appliance and Furniture -- 1.3%
     204,500   Corning, Inc.                                       $  55,189,438
--------------------------------------------------------------------------------
Biotechnology -- 4.2%
      96,500   Affymetrix, Inc.*                                      15,934,563
     333,600   Amgen, Inc.*                                           23,435,400
     206,100   Cephalon, Inc.*                                        12,340,238
     285,800   Enzon, Inc.*                                           12,146,500
      78,400   Genentech, Inc.*                                       13,484,800
     196,500   Human Genome Sciences, Inc.*                           26,208,188
     130,500   Immunex Corp.*                                          6,451,594
     172,100   MedImmune, Inc.*                                       12,735,400
     208,400   Millenium Pharmaceuticals, Inc.*                       23,314,750
      38,500   Myriad Genetics, Inc.*                                  5,701,008
     131,000   Sepracor, Inc.*                                        15,801,875
      69,100   Vertex Pharmaceuticals, Inc.*                           7,281,413
                                                                   -------------
                                                                     174,835,729
--------------------------------------------------------------------------------
Broadcasting -- 0.3%
     330,700   Infinity Broadcasting Corp.*                           12,049,881
--------------------------------------------------------------------------------
Capital Goods-Miscellaneous Technology -- 0.3%
      80,500   Amdocs Ltd.*                                            6,178,375
     148,600   Amkor Technology, Inc.*                                 5,247,437
                                                                   -------------
                                                                      11,425,812
--------------------------------------------------------------------------------
Computer Software -- 13.0%
     135,100   Adobe Systems, Inc.                                    17,563,000
     114,400   Advent Software, Inc.*                                  7,378,800
     467,400   BEA Systems, Inc.*                                     23,107,088
     204,200   BroadVision, Inc.*                                     10,375,912
      47,800   Check Point Software
                 Technologies Ltd.*                                   10,121,650
      75,000   Computer Associates Int'l., Inc.                        3,839,062
      48,000   i2 Technologies, Inc.*                                  5,004,750
     175,200   Inktomi Corp.*                                         20,717,400
     129,500   Mercator Software, Inc.*                                8,903,125
     200,400   Mercury Interactive Corp.*                             19,388,700
     110,600   Micromuse, Inc.*                                       18,302,572
   2,106,435   Microsoft Corp.*                                      168,514,800
   1,075,000   Oracle Corp.*                                          90,367,188
     109,000   Rational Software Corp.*                               10,130,188
     347,500   Saga Systems, Inc.*                                     4,322,031
     182,600   Siebel Systems, Inc.*                                  29,866,512
     274,300   Symantec Corp.*                                        14,795,056
     161,600   TIBCO Software, Inc.*                                  17,329,075
     176,025   VeriSign, Inc.*                                        31,068,412
      94,500   VERITAS Software Corp.*                                10,679,977
     203,200   Vitria Technology, Inc.*                               12,420,600
                                                                   -------------
                                                                     534,195,898
--------------------------------------------------------------------------------
Computer Systems -- 10.1%
     328,000   Apple Computer, Inc.*                                  17,179,000
     624,400   Compaq Computer Corp.                                  15,961,225
      96,400   Comverse Technology, Inc.*                              8,965,200
   1,003,700   Dell Computer Corp.*                                   49,494,956
     151,200   Efficient Networks, Inc.*                              11,122,650
   1,167,600   EMC Corp.*                                             89,832,225
     404,900   Hewlett Packard Co.                                    50,561,887
     796,800   Int'l. Business Machines                               87,299,400
      73,500   Network Appliance, Inc.*                                5,916,750
     230,800   NVIDIA Corp.*                                          14,670,225
      60,300   QLogic Corp.*                                           3,983,569
      83,600   SanDisk Corp.*                                          5,115,275
     610,200   Sun Microsystems, Inc.*                                55,490,063
                                                                   -------------
                                                                     415,592,425
--------------------------------------------------------------------------------
Drugs and Hospitals -- 1.0%
     287,000   Andrx Corp.*                                           18,345,578
     222,400   Regeneron Pharmaceuticals, Inc.*                        6,630,300
     557,800   Tenet Healthcare Corp.                                 15,060,600
                                                                   -------------
                                                                      40,036,478
--------------------------------------------------------------------------------
Electrical Equipment -- 4.9%
     177,700   American Power Conversion Corp.*                        7,252,381
     199,800   Arrow Electronics, Inc.*                                6,193,800
     132,600   Avnet, Inc.                                             7,856,550
     210,974   Flextronics Int'l. Ltd.*                               14,491,277
   2,773,500   General Electric Co.                                  146,995,500
     508,800   SCI Systems, Inc.*                                     19,938,600
                                                                   -------------
                                                                     202,728,108
--------------------------------------------------------------------------------
Electronics and Instruments -- 0.5%
     107,600   Jabil Circuit, Inc.*                                    5,339,650
      43,500   PerkinElmer, Inc.*                                      2,805,976
     140,400   Sanmina Corp.*                                         12,004,200
                                                                   -------------
                                                                      20,149,826
--------------------------------------------------------------------------------
Electronics-Semiconductors -- 8.7%
     380,000   Analog Devices, Inc.*                                  28,880,000
     357,600   Atmel Corp.*                                           13,186,500
     250,200   AVX Corp.                                               5,738,963
     154,200   Burr-Brown Corp.*                                      13,367,212
      92,200   Chartered Semiconductor Mfg. Ltd.*                      8,298,000
      58,600   Cree, Inc.*                                             7,823,100
      46,600   EPCOS AG*                                               4,590,100
     173,600   Integrated Device Technology, Inc.*                    10,394,300
   1,203,700   Intel Corp.                                           160,919,644
      39,900   Intersil Hldgs. Corp.*                                  2,157,094
     258,900   Int'l. Rectifier Corp.*                                14,498,400
     914,200   LSI Logic Corp.*                                       49,481,075
     150,400   LTX Corp.*                                              5,254,600
     157,050   Microchip Technology, Inc.*                             9,150,616
     132,500   Palm, Inc.*                                             4,422,187
     118,200   STMicroelectronics N.V.                                 7,586,962
     191,744   Taiwan Semiconductor
                 Mfg. Co. Ltd. ADS*                                    7,430,080
      66,500   Taiwan Semiconductor
                 Mfg. Co. Ltd. ADS (new)*                              2,581,031
                                                                   -------------
                                                                     355,759,864
--------------------------------------------------------------------------------

                       See notes to financial statements.

* Non-income producing security.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

Shares                                                                     Value
--------------------------------------------------------------------------------
Energy-Miscellaneous -- 0.1%
     179,800   Tosco Corp.                                          $  5,090,588
--------------------------------------------------------------------------------
Entertainment and Leisure -- 2.3%
   1,249,200   Walt Disney Co.*                                       48,484,575
     226,300   Time Warner, Inc.                                      14,568,062
     489,863   Viacom, Inc.*                                          33,402,533
                                                                    ------------
                                                                      96,455,170
--------------------------------------------------------------------------------
Financial-Banks -- 3.5%
     235,000   Bank of New York, Inc.*                                10,927,500
   1,933,700   Citigroup, Inc.                                       116,505,425
     433,500   Mellon Financial Corp.*                                15,795,656
     166,765   Premier National Bancorp, Inc.                          2,167,945
                                                                    ------------
                                                                     145,396,526
--------------------------------------------------------------------------------
Financial-Other -- 4.4%
     499,800   American Express Co.                                   26,052,075
     240,400   Countrywide Credit Industries, Inc.*                    7,287,125
      87,332   Legg Mason, Inc.                                        4,366,600
     425,500   Lehman Brothers Hldgs., Inc.                           40,236,344
     279,600   Merrill Lynch & Co., Inc.                              32,154,000
     607,800   Morgan Stanley Dean Witter & Co.                       50,599,350
     539,882   Charles Schwab Corp.                                   18,153,515
                                                                    ------------
                                                                     178,849,009
--------------------------------------------------------------------------------
Financial-Thrift -- 0.6%
     300,300   Charter One Financial, Inc.                             6,906,900
     336,700   Golden West Financial Corp.*                           13,741,569
     200,000   Washington Mutual, Inc.*                                5,775,000
                                                                    ------------
                                                                      26,423,469
--------------------------------------------------------------------------------
Merchandising-Special -- 0.7%
     151,500   Best Buy, Inc.*                                         9,582,375
      30,400   Borders Group, Inc.*                                      473,100
     312,000   Starbucks Corp.*                                       11,914,500
     212,800   United Stationers, Inc.*                                6,889,400
                                                                    ------------
                                                                      28,859,375
--------------------------------------------------------------------------------
Miscellaneous-Consumer Growth Staples -- 0.2%
      98,500   Omnicom Group, Inc.                                     8,772,656
--------------------------------------------------------------------------------
Natural Gas-Diversified -- 0.3%
     178,900   Coastal Corp.                                          10,890,538
--------------------------------------------------------------------------------
Oil and Gas Producing -- 1.8%
     333,500   Apache Corp.                                           19,613,969
     155,000   Burlington Resources, Inc.                              5,928,750
     180,000   EOG Resources, Inc.*                                    6,030,000
     266,600   Newfield Exploration Co.*                              10,430,725
     540,600   Talisman Energy, Inc.*                                 17,907,375
     152,100   Vastar Resources, Inc.                                 12,491,212
                                                                    ------------
                                                                      72,402,031
--------------------------------------------------------------------------------
Oil and Gas Services -- 2.7%
     150,500   B.J. Svcs. Co.*                                         9,406,250
     186,400   Cooper Cameron Corp.*                                  12,302,400
     219,600   Global Marine, Inc.*                                    6,189,975
     312,500   Halliburton Co.                                        14,746,094
     304,200   Noble Drilling Corp.*                                  12,529,238
     306,400   Santa Fe Int'l. Corp.                                  10,704,850
     289,300   Schlumberger Ltd.                                      21,589,013
     164,575   Transocean Sedco Forex, Inc.                            8,794,477
     329,400   Weatherford Int'l., Inc.*                              13,114,238
                                                                    ------------
                                                                     109,376,535
--------------------------------------------------------------------------------
Oil-Integrated-Domestic -- 0.3%
     178,000   Kerr-McGee Corp.                                       10,490,875
--------------------------------------------------------------------------------
Oil-Integrated-International -- 2.5%
     622,000   Exxon Mobil Corp.                                      48,827,000
     859,200   Royal Dutch Petroleum Co.                              52,894,500
                                                                    ------------
                                                                     101,721,500
--------------------------------------------------------------------------------
Publishing-News -- 0.2%
     110,000   Dow Jones & Co., Inc.*                                  8,057,500
--------------------------------------------------------------------------------
Semiconductors -- 3.5%
     517,000   Advanced Micro Devices, Inc.*                          39,938,250
     512,400   Kemet Corp.*                                           12,842,025
     518,000   Micron Technology, Inc.*                               45,616,375
     464,700   National Semiconductor Corp.*                          26,371,725
     555,300   Vishay Intertechnology, Inc.*                          21,066,694
                                                                    ------------
                                                                     145,835,069
--------------------------------------------------------------------------------
Semiconductors-Communications -- 6.8%
     275,700   Altera Corp.*                                          28,104,169
     206,200   Applied Micro Circuits Corp.*                          20,362,250
      92,700   Conexant Systems, Inc.*                                 4,507,537
     547,600   Cypress Semiconductor Corp.*                           23,136,100
     439,000   Micrel, Inc.*                                          19,069,062
      82,800   PMC-Sierra, Inc.*                                      14,712,525
      52,500   RF Micro Devices, Inc.*                                 4,600,312
     234,900   Semtech Corp.*                                         17,966,180
     831,000   Texas Instruments, Inc.                                57,079,313
     172,050   Transwitch Corp.*                                      13,280,109
      61,000   TriQuint Semiconductor, Inc.*                           5,836,937
     144,700   Vitesse Semiconductor Corp.*                           10,644,494
     737,400   Xilinx, Inc.*                                          60,881,587
                                                                    ------------
                                                                     280,180,575
--------------------------------------------------------------------------------
Semiconductors-Equipment -- 3.2%
      62,800   Advanced Energy Industries, Inc.*                       3,701,275
     278,928   Agilent Technologies, Inc.*                            20,570,940
     417,800   Applied Materials, Inc.*                               37,863,125
     288,600   Credence Systems Corp.*                                15,927,113
     239,200   KLA-Tencor Corp.*                                      14,008,150
     313,800   Lam Research Corp.*                                    11,767,500
      96,600   Novellus Systems, Inc.*                                 5,463,938
     299,500   Teradyne, Inc.*                                        22,013,250
                                                                    ------------
                                                                     131,315,291
--------------------------------------------------------------------------------
Telecommunications -- 1.8%
     213,560   AT & T Corp.                                            6,753,835
     206,400   AT & T Wireless Group*                                  5,753,400
     233,100   McLeodUSA, Inc.*                                        4,822,256
--------------------------------------------------------------------------------

                       See notes to financial statements.

* Non-income producing security.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
The Guardian Stock Fund
-----------------------

SCHEDULE OF INVESTMENTS
June 30, 2000 (Unaudited) (Continued)

Shares                                                                     Value
--------------------------------------------------------------------------------
     887,100   Qwest Comm. Int'l., Inc.*                         $    44,077,781
     165,700   U S West, Inc.                                         14,208,775
                                                                 ---------------
                                                                      75,616,047
--------------------------------------------------------------------------------
Telecommunications-Equipment -- 13.1%
     252,800   American Tower Corp.*                                  10,538,600
     121,000   Bookham Technology PLC*                                 7,169,250
      55,000   Brocade Comm. Systems, Inc.*                           10,091,641
     119,100   Ciena Corp.*                                           19,852,481
   2,334,000   Cisco Systems, Inc.*                                  148,354,875
      77,700   Copper Mountain Networks, Inc.*                         6,847,312
     222,800   Crown Castle Corp.*                                     8,132,200
      93,700   GlobeSpan, Inc.*                                       11,438,720
     436,390   JDS Uniphase Corp.*                                    52,312,251
      93,000   Juniper Networks, Inc.*                                13,537,313
     610,400   Nokia Corp.                                            30,481,850
   1,616,700   Nortel Networks Corp.                                 110,339,775
     245,600   Paradyne Networks, Inc.*                                7,997,350
     102,500   Pinnacle Hldgs., Inc.*                                  5,535,000
     158,100   Proxim, Inc.*                                          15,646,959
     293,000   QUALCOMM, Inc.*                                        17,580,000
      39,700   Redback Networks, Inc.*                                 7,066,600
     398,400   Scientific Atlanta, Inc.                               29,680,800
      76,700   SDL, Inc.*                                             21,873,881
     132,000   Silicon Image, Inc.*                                    6,583,500
                                                                 ---------------
                                                                     541,060,358
--------------------------------------------------------------------------------
Telecommunications-Specialty -- 4.1%
     135,300   Advanced Fibre Comm., Inc.*                             6,130,781
     787,600   Exodus Comm., Inc.*                                    36,278,825
      90,200   InfoSpace, Inc.*                                        4,983,550
     199,300   Level 3 Comm., Inc.*                                   17,538,400
     263,200   Nextel Comm., Inc.*                                    16,104,550
     364,700   Nextel Partners, Inc.*                                 11,875,544
     239,800   NEXTLINK Comm., Inc.*                                   9,097,412
      45,400   Phone.com, Inc.*                                        2,956,675
     261,400   Primus Telecomm. Group, Inc.*                           6,502,325
     374,600   Sprint Corp.                                           22,288,700
     114,000   Triton PCS Hldgs., Inc.*                                6,583,500
      45,400   Williams Comm. Group*                                   1,506,713
     208,000   Yahoo, Inc.*                                           25,766,000
                                                                 ---------------
                                                                     167,612,975
--------------------------------------------------------------------------------
Utilities-Electric -- 0.1%
      59,600   Calpine Corp.*                                          3,918,700
--------------------------------------------------------------------------------
               Total Common Stocks
                 (Cost $2,569,263,123)                             3,970,288,246
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
Short-term Investments -- 1.5%
--------------------------------------------------------------------------------

Principal
Amount                                                                     Value
--------------------------------------------------------------------------------
$ 29,000,000   Duke Capital Corp
                 7.00%, due 7/5/00                               $    28,977,444
  32,000,000   UBS Fin. (Delaware), Inc.
                 6.92%, due 7/5/00                                    31,975,396
--------------------------------------------------------------------------------
               Total Short-term Investments
                 (Cost $60,952,840)                                   60,952,840
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
Repurchase Agreement -- 1.7%
--------------------------------------------------------------------------------

$ 69,229,000   State Street Bank & Trust Co.
               repurchase agreement, dated
               6/30/00, maturity value $69,266,788
               at 6.55% due 7/3/00(1)
                 (Cost $69,229,000)                              $    69,229,000
--------------------------------------------------------------------------------
Total Investments -- 99.7%
  (Cost $2,699,444,963)                                            4,100,470,086
Cash, Receivables and Other
  Assets Less Liabilities -- 0.3%                                     14,174,869
--------------------------------------------------------------------------------
Net Assets -- 100.0%                                             $ 4,114,644,955
--------------------------------------------------------------------------------

(1) The repurchase agreement is fully collateralized by U.S. Government and/or agency obligations based on market prices at the date of the portfolio.

                       See notes to financial statements.

* Non-income producing security.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

STATEMENT OF ASSETS AND LIABILITIES
June 30, 2000 (Unaudited)

ASSETS
  Investments, at market (cost $2,699,444,963)                    $4,100,470,086
  Receivable for securities sold                                      73,037,212
  Receivable for fund shares sold                                        659,333
  Dividends receivable                                                   405,781
  Interest receivable                                                     12,596
  Other assets                                                             4,919
                                                                  --------------
  TOTAL ASSETS                                                     4,174,589,927
                                                                  --------------

LIABILITIES
  Payable for securities purchased                                    50,622,468
  Due to custodian                                                     3,778,518
  Payable for fund shares redeemed                                     3,446,233
  Accrued expenses                                                       408,106
  Due to affiliates                                                    1,689,647
                                                                  --------------
  TOTAL LIABILITIES                                                   59,944,972
                                                                  --------------
    NET ASSETS                                                    $4,114,644,955
                                                                  ==============

COMPONENTS OF NET ASSETS
  Capital stock, at par                                           $       72,161
  Additional paid-in capital                                       2,299,834,003
  Undistributed net investment income                                    511,725
  Accumulated net realized gain on investments                       413,201,943
  Net unrealized appreciation of investments                       1,401,025,123
                                                                  --------------
    NET ASSETS                                                    $4,114,644,955
                                                                  ==============

  Shares Outstanding -- $0.001 par value                              72,160,543
                                                                  --------------

NET ASSET VALUE PER SHARE                                         $        57.02
                                                                  ==============

STATEMENT OF OPERATIONS
Six Months Ended
June 30, 2000 (Unaudited)

Investment Income:
  Dividends                                                       $   6,710,550
  Interest                                                            4,427,569
  Less: Foreign tax withheld                                            (86,287)
                                                                  -------------
  Total Income                                                       11,051,832
                                                                  -------------

Expenses:
  Investment advisory fees -- Note B                                 10,423,998
  Custodian fees                                                        188,567
  Printing expense                                                      111,216
  Legal fees                                                             19,891
  Registration fees                                                      13,848
  Audit fees                                                              9,883
  Directors' fees -- Note B                                               6,215
  Insurance expense                                                       4,036
  Loan commitment fees -- Note H                                          3,428
  Other                                                                     350
                                                                  -------------
  Total Expenses                                                     10,781,432
                                                                  -------------

  Net Investment Income                                                 270,400
                                                                  -------------

Realized and Unrealized Gain/(Loss) on
  Investments -- Note F
  Net realized gain on investments                                  254,965,042
  Net change in unrealized appreciation of
    investments                                                    (121,770,269)
                                                                  -------------
  Net Realized and Unrealized Gain
    on Investments                                                  133,194,773
                                                                  =============
  Net Increase in Net Assets
    from Operations                                               $ 133,465,173
                                                                  =============

                       See notes to financial statements.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
The Guardian Stock Fund
-----------------------

STATEMENT OF CHANGES IN NET ASSETS

                                                                                          Six Months         Year Ended
                                                                                               Ended       December 31,
                                                                                       June 30, 2000               1999
                                                                                          (Unaudited)          (Audited)
                                                                                     ---------------    ---------------
INCREASE/(DECREASE) IN NET ASSETS
 From Operations:
   Net investment income                                                             $       270,400    $    16,343,111
   Net realized gain on investments                                                      254,965,042        635,478,868
   Net change in unrealized appreciation of investments                                 (121,770,269)       367,759,722
                                                                                     ---------------    ---------------
     Net Increase in Net Assets from Operations                                          133,465,173      1,019,581,701
                                                                                     ---------------    ---------------

 Dividends and Distributions to Shareholders from:
   Net investment income                                                                          --        (16,388,132)
   Net realized gain on investments                                                               --       (563,140,777)
                                                                                     ---------------    ---------------
     Total Dividends and Distributions to Shareholders                                            --       (579,528,909)
                                                                                     ---------------    ---------------

 From Capital Share Transactions:
   Net increase/(decrease) in net assets from capital share transactions -- Note G      (193,907,280)        69,838,389
                                                                                     ---------------    ---------------
     Net Increase/(Decrease) in Net Assets                                               (60,442,107)       509,891,181

 Net Assets:
   Beginning of period                                                                 4,175,087,062      3,665,195,881
                                                                                     ---------------    ---------------
   End of period*                                                                    $ 4,114,644,955    $ 4,175,087,062
                                                                                     ===============    ===============

* Includes undistributed net investment income of:                                   $       511,725    $       241,325

                       See notes to financial statements.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

FINANCIAL HIGHLIGHTS
Selected data for a share of capital stock outstanding throughout the periods indicated:

                                      Six Months
                                        Ended                              Year Ended December 31, (Audited)
                                    June 30, 2000          ----------------------------------------------------------------------
                                     (Unaudited)            1999            1998            1997            1996            1995
                                    ---------------------------------------------------------------------------------------------
Net asset value,
  beginning of period ..........         $55.20            $49.08          $46.05          $38.59          $34.72          $27.33
                                         ------            ------          ------          ------          ------          ------
Income from investment
  operations:
  Net investment
    income .....................           0.00              0.24            0.47            0.52            0.53            0.44
  Net realized and unrealized
    gain on investments ........           1.82             14.49            8.56           12.97            8.62            9.01
                                         ------            ------          ------          ------          ------          ------
  Net increase from
    investment operations ......           1.82             14.73            9.03           13.49            9.15            9.45
                                         ------            ------          ------          ------          ------          ------

Dividends and Distributions to
  Shareholders from:
  Net investment income ........             --             (0.24)          (0.47)          (0.52)          (0.54)          (0.44)
  Net realized gain ............             --             (8.37)          (5.53)          (5.51)          (4.74)          (1.62)
                                         ------            ------          ------          ------          ------          ------
  Total dividends and
    distributions ..............             --             (8.61)          (6.00)          (6.03)          (5.28)          (2.06)
                                         ------            ------          ------          ------          ------          ------
Net asset value, end of
    period .....................         $57.02            $55.20          $49.08          $46.05          $38.59          $34.72
                                         ------            ------          ------          ------          ------          ------

Total return* ..................           3.30%            31.17%          19.86%          35.58%          26.90%          34.65%
                                         ------            ------          ------          ------          ------          ------
Ratios/supplemental data:
  Net assets, end of period
    (000's omitted) ............     $4,114,645        $4,175,087      $3,665,196      $3,222,187      $2,226,728      $1,615,271
  Ratio of expenses to
    average net assets .........           0.52%(a)          0.52%           0.52%           0.52%           0.53%           0.53%
  Ratio of net investment
    income to average net assets           0.01%(a)          0.45%           0.95%           1.17%           1.50%           1.39%
  Portfolio turnover
    rate .......................             48%               74%             56%             51%             66%             78%

* Total returns do not reflect the effects of charges deducted pursuant to the terms of GIAC's variable contracts. Inclusion of such charges would reduce the total returns for all periods shown.
(a)   Annualized.

                       See notes to financial statements.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
The Guardian VC 500 Index Fund
------------------------------

SCHEDULE OF INVESTMENTS
June 30, 2000 (Unaudited)

--------------------------------------------------------------------------------
Common Stocks -- 98.9%
--------------------------------------------------------------------------------

Shares                                                                     Value
--------------------------------------------------------------------------------
Aerospace and Defense -- 0.8%
     21,844  Boeing Co.                                              $   913,352
      5,054  General Dynamics Corp.                                      264,072
      9,956  Lockheed Martin Corp.                                       247,033
      1,747  Northrop Grumman Corp.                                      115,739
      8,510  Raytheon Co.                                                163,818
      4,772  Rockwell Int'l. Corp.                                       150,318
      3,058  TRW, Inc.                                                   132,641
     11,944  United Technologies Corp.                                   703,203
                                                                     -----------
                                                                       2,690,176
--------------------------------------------------------------------------------
Air Transportation -- 0.2%
      3,724  AMR Corp., DE*                                               98,453
      3,246  Delta Airlines, Inc.                                        164,126
     12,684  Southwest Airlines Co.                                      240,203
      1,797  US Airways Group, Inc.*                                      70,083
                                                                     -----------
                                                                         572,865
--------------------------------------------------------------------------------
Appliance and Furniture -- 0.7%
      6,935  Corning, Inc.                                             1,871,583
      4,936  Leggett & Platt, Inc.                                        81,444
      2,123  Maytag Corp.                                                 78,286
      1,872  Whirlpool Corp.                                              87,282
                                                                     -----------
                                                                       2,118,595
--------------------------------------------------------------------------------
Automotive -- 0.7%
     30,373  Ford Motor Co.                                            1,306,039
     16,098  General Motors Corp.                                        934,690
                                                                     -----------
                                                                       2,240,729
--------------------------------------------------------------------------------
Automotive Parts -- 0.2%
      1,907  Cooper Tire & Rubber Co.                                     21,215
      4,137  Dana Corp.                                                   87,653
      3,579  Danaher Corp.                                               176,937
     14,207  Delphi Automotive Systems Corp.                             206,889
      4,471  Genuine Parts Co.                                            89,420
      3,931  Goodyear Tire & Rubber Co.                                   78,620
      1,337  The Pep Boys - Manny, Moe & Jack                              8,022
      1,471  Snap On, Inc.                                                39,165
      1,557  Timken Co.                                                   28,999
                                                                     -----------
                                                                         736,920
--------------------------------------------------------------------------------
Biotechnology -- 0.7%
      2,568  Alza Corp.*                                                 151,833
     25,686  Amgen, Inc.*                                              1,804,442
      3,778  Biogen, Inc.*                                               243,681
      1,463  Edwards Lifesciences Corp.*                                  27,065
                                                                     -----------
                                                                       2,227,022
--------------------------------------------------------------------------------
Broadcasting -- 0.5%
      8,512  Clear Channel Comm., Inc.*                                  638,400
     23,299  Comcast Corp.*                                              943,610
                                                                     -----------
                                                                       1,582,010
--------------------------------------------------------------------------------
Building Materials and Homebuilders -- 0.2%
      1,007  Armstrong World Industries, Inc.                             15,420
      1,493  Centex Corp.                                                 35,086
      1,657  Crane Co.                                                    40,286
      1,199  Kaufman & Broad Home Corp.                                   23,755
     11,240  Masco Corp.                                                 203,023
      1,378  Owens Corning                                                12,747
      1,088  Pulte Corp.                                                  23,528
      4,171  Sherwin-Williams Co.                                         88,373
      2,516  Vulcan Materials Co.                                        107,402
                                                                     -----------
                                                                         549,620
--------------------------------------------------------------------------------
Capital Goods-Heavy Duty Trucks -- 0.0%
      1,589  Navistar Int'l. Corp., Inc.*                                 49,358
      1,969  PACCAR, Inc.                                                 78,145
      1,615  Ryder System, Inc.                                           30,584
                                                                     -----------
                                                                         158,087
--------------------------------------------------------------------------------
Capital Goods-Miscellaneous Technology -- 0.3%
     10,033  Minnesota Mng. & Mfg. Co.                                   827,723
--------------------------------------------------------------------------------
Chemicals-Major -- 0.6%
     16,542  Dow Chemical Co.                                            499,362
     26,265  E.I. Dupont de Nemours, Inc.                              1,149,094
      2,673  Hercules, Inc.                                               37,589
      5,504  Rohm & Haas Co.                                             189,888
      3,366  Union Carbide Corp.                                         166,617
                                                                     -----------
                                                                       2,042,550
--------------------------------------------------------------------------------
Chemicals-Miscellaneous -- 0.5%
      5,766  Air Products & Chemicals, Inc.                              177,665
      2,833  Avery Dennison Corp.                                        190,165
      1,967  Eastman Chemical Co.                                         93,924
      3,258  Ecolab, Inc.                                                127,266
      3,164  Engelhard Corp.                                              53,986
        769  FMC Corp.*                                                   44,602
      2,770  B. F. Goodrich Co.                                           94,353
      1,805  W. R. Grace & Co.*                                           21,886
      1,446  Great Lakes Chemical Corp.                                   45,549
      1,724  Mallinckrodt, Inc.                                           74,886
      4,370  PPG Industries, Inc.                                        193,646
      3,997  Praxair, Inc.                                               149,638
      2,100  Sealed Air Corp.*                                           109,988
      2,537  Sigma-Aldrich                                                74,207
                                                                     -----------
                                                                       1,451,761
--------------------------------------------------------------------------------
Coal -- 0.0%
        439  Arch Coal, Inc.                                               3,375
        679  Eastern Enterprises                                          42,777
        205  NACCO Industries, Inc.                                        7,201
                                                                     -----------
                                                                          53,353
--------------------------------------------------------------------------------
Computer Software -- 7.2%
      2,981  Adobe Systems, Inc.                                         387,530
      1,549  Autodesk, Inc.                                               53,731
     15,848  Automatic Data Processing, Inc.                             848,859
      6,140  BMC Software, Inc.*                                         224,014
      3,637  Ceridian Corp.*                                              87,515
      4,507  Citrix Systems, Inc.*                                        85,351
--------------------------------------------------------------------------------

                       See notes to financial statements.

* Non-income producing security.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

Shares                                                                     Value
--------------------------------------------------------------------------------
     13,628  Computer Associates Int'l., Inc.                       $    697,583
      4,208  Computer Sciences Corp.*                                    314,285
      9,064  Compuware Corp.*                                             94,039
     11,838  Electronic Data Systems Corp.                               488,318
     10,538  First Data Corp.                                            522,948
    132,878  Microsoft Corp.*                                         10,630,240
      8,212  Novell, Inc.*                                                75,961
     70,948  Oracle Corp.*                                             5,964,066
      6,914  Parametric Technology Corp.*                                 76,054
      6,751  PeopleSoft, Inc.*                                           113,079
      5,207  Sabre Hldgs. Corp.                                          148,399
      5,000  Siebel Systems, Inc.*                                       817,813
     10,000  VERITAS Software Corp.*                                   1,130,156
                                                                    ------------
                                                                      22,759,941
--------------------------------------------------------------------------------
Computer Systems -- 7.9%
      8,130  Apple Computer, Inc.*                                       425,809
      4,583  Cabletron Systems, Inc.*                                    115,721
     42,596  Compaq Computer Corp.                                     1,088,860
      3,840  Comverse Technology, Inc.*                                  357,120
     64,502  Dell Computer Corp.*                                      3,180,755
     51,170  EMC Corp.*                                                3,936,892
      7,959  Gateway, Inc.*                                              451,673
     25,271  Hewlett Packard Co.                                       3,155,716
     19,905  Honeywell, Inc.                                             670,550
     45,327  Int'l. Business Machines                                  4,966,139
      3,212  Lexmark Int'l. Group, Inc.*                                 216,007
      2,428  NCR Corp.*                                                   94,540
      7,659  Network Appliance, Inc.*                                    616,549
      9,321  Paychex, Inc.                                               391,482
      6,670  Pitney Bowes, Inc.                                          266,800
      5,428  Seagate Technology*                                         298,540
      4,632  Silicon Graphics, Inc.*                                      17,370
     14,903  Solectron Corp.*                                            624,063
     39,692  Sun Microsystems, Inc.*                                   3,609,491
      7,810  Unisys Corp.*                                               113,733
     16,703  Xerox Corp.                                                 346,587
                                                                    ------------
                                                                      24,944,397
--------------------------------------------------------------------------------
Conglomerates -- 0.7%
      3,769  IKON Office Solutions, Inc.                                  14,605
      2,667  Loews Corp.                                                 160,020
      3,740  Textron, Inc.                                               203,129
     42,523  Tyco Int'l. Ltd.                                          2,014,527
                                                                    ------------
                                                                       2,392,281
--------------------------------------------------------------------------------
Containers-Metal and Plastic -- 0.0%
        761  Ball Corp.                                                   24,495
      3,253  Crown Cork & Seal Co., Inc.                                  48,795
      3,775  Owens-Illinois, Inc.*                                        44,120
                                                                    ------------
                                                                         117,410
--------------------------------------------------------------------------------
Containers-Paper -- 0.0%
      1,315  Bemis Co., Inc.                                              44,217
      4,309  Pactiv Corp.*                                                33,933
      1,404  Temple-Inland, Inc.                                          58,968
                                                                    ------------
                                                                         137,118
--------------------------------------------------------------------------------
Cosmetics and Toiletries -- 0.4%
      1,401  Alberto-Culver Co.                                           42,818
      6,093  Avon Products, Inc.                                         271,138
      1,451  Bausch & Lomb, Inc.                                         112,271
     26,972  Gillette Co.                                                942,334
      2,643  Int'l. Flavours & Fragrances, Inc.                           79,786
                                                                    ------------
                                                                       1,448,347
--------------------------------------------------------------------------------
Drugs and Hospitals -- 10.4%
     38,656  Abbott Laboratories                                       1,722,608
      3,306  Allergan, Inc.                                              246,297
     32,833  American Home Products Corp.                              1,928,939
      1,287  C. R. Bard, Inc.                                             61,937
      7,316  Baxter Int'l., Inc.                                         514,406
      6,326  Becton Dickinson & Co., Inc.                                181,477
      2,838  Biomet, Inc.*                                               109,086
     10,428  Boston Scientific Corp.*                                    228,764
     49,881  Bristol-Myers Squibb Corp.                                2,905,568
      7,729  Guidant Corp.*                                              382,585
     14,164  HCA-The Healthcare Corp.                                    430,231
      9,713  HEALTHSOUTH Corp.*                                           69,812
      4,212  Humana, Inc.*                                                20,534
     34,988  Johnson & Johnson                                         3,564,402
     27,421  Eli Lilly & Co.                                           2,738,672
      2,591  Manor Care, Inc.*                                            18,137
     30,033  Medtronic, Inc.                                           1,496,019
     58,775  Merck & Co., Inc.                                         4,503,634
    156,719  Pfizer, Inc.                                              7,522,524
     31,472  Pharmacia Corp.                                           1,626,709
     36,940  Schering-Plough Corp.                                     1,865,470
      2,116  St. Jude Medical, Inc.*                                      97,072
      7,844  Tenet Healthcare Corp.                                      211,788
      4,268  UnitedHealth Group, Inc.                                    365,981
      2,413  Watson Pharmaceuticals, Inc.*                               129,699
      1,600  Wellpoint Health Networks, Inc.*                            115,900
                                                                    ------------
                                                                      33,058,251
--------------------------------------------------------------------------------
Electrical Equipment -- 4.6%
      2,368  Cooper Industries, Inc.                                      77,108
      1,851  Eaton Corp.                                                 124,017
     10,839  Emerson Electric Co.                                        654,405
    251,506  General Electric Co.                                     13,329,818
      4,930  Molex, Inc.                                                 237,256
      1,023  Nat'l. Svc. Industries, Inc.                                 19,949
      1,454  Thomas & Betts Corp.                                         27,808
      2,348  W. W. Grainger, Inc.                                         72,348
                                                                    ------------
                                                                      14,542,709
--------------------------------------------------------------------------------

                       See notes to financial statements.

* Non-income producing security.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
The Guardian VC 500 Index Fund
------------------------------

SCHEDULE OF INVESTMENTS
June 30, 2000 (Unaudited) (Continued)

Shares                                                                     Value
--------------------------------------------------------------------------------
Electronics and Instruments -- 0.2%
      5,184  PE Corp - PE Biosystems Group                          $    341,496
      1,201  PerkinElmer, Inc.                                            79,416
      1,188  Tektronix, Inc.                                              87,912
                                                                    ------------
                                                                         508,824
--------------------------------------------------------------------------------
Electronics-Semiconductors -- 4.0%
      8,795  Analog Devices, Inc.*                                       668,420
     86,010  Intel Corp.                                              11,498,462
      7,479  LSI Logic Corp.*                                            404,801
      3,977  Visteon Corp.*                                               48,219
                                                                    ------------
                                                                      12,619,902
--------------------------------------------------------------------------------
Energy-Miscellaneous -- 0.2%
     10,932  Williams Cos., Inc.                                         455,728
      3,619  Tosco Corp.                                                 102,463
                                                                    ------------
                                                                         558,191
--------------------------------------------------------------------------------
Entertainment and Leisure -- 2.5%
      2,309  Brunswick Corp.                                              38,243
     15,514  Carnival Corp.                                              302,523
     52,049  Walt Disney Co.*                                          2,020,152
      3,234  Harrah's Entertainment, Inc.*                                67,712
      7,610  Harley-Davidson, Inc.                                       292,985
      4,872  Hasbro, Inc.                                                 73,385
     10,581  Mattel, Inc.                                                139,537
     32,350  Time Warner, Inc.                                         2,458,600
     38,326  Viacom, Inc.*                                             2,613,354
                                                                    ------------
                                                                       8,006,491
--------------------------------------------------------------------------------
Financial-Banks -- 5.7%
      9,834  AmSouth Bancorporation                                      154,885
     42,928  Bank of America Corp.                                     1,845,904
     18,517  Bank of New York, Inc.                                      861,040
     28,839  Bank One Corp.                                              766,036
      8,736  BB&T Corp.                                                  208,572
     31,108  Chase Manhattan Corp.                                     1,432,912
     84,782  Citigroup, Inc.                                           5,108,115
      3,933  Comerica, Inc.                                              176,493
      7,762  Fifth Third Bancorp                                         490,946
     24,837  First Union Corp.                                           616,268
     24,647  Firstar Corp.                                               519,127
     23,022  FleetBoston Financial Corp.                                 782,748
      5,755  Huntington Bancshares, Inc.                                  91,001
     11,248  KeyCorp                                                     198,246
     12,790  Mellon Financial Corp.                                      466,036
     15,504  National City Corp.                                         264,537
      5,597  Northern Trust Corp.                                        364,155
      3,222  Old Kent Financial Corp.                                     86,201
      7,393  PNC Bank Corp.                                              346,547
      4,219  SouthTrust Corp.                                             95,455
      4,023  State Street Corp.                                          426,689
      4,395  Summit Bancorp                                              108,227
      8,046  SunTrust Banks, Inc.                                        367,602
      3,546  Union Planters Corp.                                         99,066
     18,944  U.S. Bancorp, Inc.                                          364,672
      5,098  Wachovia Corp.                                              276,567
     41,512  Wells Fargo & Co.                                         1,608,590
                                                                    ------------
                                                                      18,126,637
--------------------------------------------------------------------------------
Financial-Other -- 3.9%
     33,771  American Express Co.                                      1,760,313
     18,312  Associates First Capital Corp.                              408,587
      2,852  Bear Stearns Cos., Inc.                                     118,714
      4,958  Capital One Financial Corp.                                 221,251
      2,850  Countrywide Credit Industries, Inc.                          86,391
     17,480  Federal Home Loan Mortgage Corp.                            707,940
     25,774  Federal National Mortgage Assn.                           1,345,081
      6,252  Franklin Resources, Inc.                                    189,905
      4,064  Golden West Financial Corp.                                 165,862
      2,473  H & R Block, Inc.                                            80,063
     11,822  Household Int'l., Inc.                                      491,352
      3,018  Lehman Brothers Hldgs., Inc.                                285,390
     20,161  MBNA Corp.                                                  546,867
      9,321  Merrill Lynch & Co., Inc.                                 1,071,915
      4,354  J. P. Morgan & Co., Inc.                                    479,484
     28,650  Morgan Stanley Dean Witter & Co.                          2,385,112
      3,589  Paine Webber Group, Inc.                                    163,299
      5,498  Regions Financial Corp.                                     109,273
     30,927  Charles Schwab Corp.                                      1,039,920
      4,000  SLM Hldg. Corp.*                                            149,750
      7,036  Synovus Financial Corp.                                     124,010
      3,009  T. Rowe Price Associates, Inc.                              127,882
     14,517  Washington Mutual, Inc.                                     419,178
                                                                    ------------
                                                                      12,477,539
--------------------------------------------------------------------------------
Food, Beverage and Tobacco -- 4.1%
        927  Adolph Coors Co.                                             56,084
     11,700  Anheuser-Busch Cos., Inc.                                   873,844
     15,267  Archer-Daniels-Midland Co.                                  149,807
      7,014  Bestfoods                                                   485,719
      1,723  Brown-Forman Corp.                                           92,611
     10,723  Campbell Soup Co.                                           312,307
     62,108  Coca-Cola Co.                                             3,567,328
     10,699  Coca-Cola Enterprises, Inc.                                 174,527
     12,383  ConAgra, Inc.                                               236,051
      4,126  Fortune Brands, Inc.                                         95,156
      7,572  General Mills, Inc.                                         289,629
      8,918  H.J. Heinz Co.                                              390,162
      3,479  Hershey Foods Corp.                                         168,732
     10,194  Kellogg Co.                                                 303,271
     22,849  Sara Lee Corp.                                              441,271
      8,201  Nabisco Group Hldgs. Corp.                                  212,713
     36,604  PepsiCo., Inc.                                            1,626,590
     59,497  Philip Morris Cos., Inc.                                  1,580,389
      3,364  The Quaker Oats Co.                                         252,721
--------------------------------------------------------------------------------

                       See notes to financial statements.

* Non-income producing security.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

Shares                                                                     Value
--------------------------------------------------------------------------------
      7,589  Ralston-Purina Group                                    $   151,306
     10,901  Seagrams Ltd.                                               632,258
     14,372  Unilever N.V.                                               617,996
      4,302  UST, Inc.                                                    63,186
      2,911  W. M. Wrigley Jr. Co.                                       233,426
                                                                     -----------
                                                                      13,007,084
--------------------------------------------------------------------------------
Footwear -- 0.1%
      6,940  NIKE, Inc.                                                  276,299
      1,415  Reebok Int'l. Ltd.*                                          22,552
                                                                     -----------
                                                                         298,851
--------------------------------------------------------------------------------
Gold Mining -- 0.1%
      9,914  Barrick Gold Corp.                                          180,311
      6,544  Homestake Mining Co.*                                        44,990
      8,188  Placer Dome, Inc.                                            78,298
                                                                     -----------
                                                                         303,599
--------------------------------------------------------------------------------
Household Products -- 1.3%
      2,184  Black & Decker Corp.                                         85,858
      5,947  Clorox Co.                                                  266,500
     14,649  Colgate-Palmolive Co.                                       877,109
     13,971  Kimberly-Clark Corp.                                        801,586
      7,092  Newell Rubbermaid, Inc.                                     182,619
     33,084  Procter & Gamble Co.                                      1,894,059
      2,249  Stanley Works                                                53,414
      1,450  Tupperware Corp.                                             31,900
                                                                     -----------
                                                                       4,193,045
--------------------------------------------------------------------------------
Insurance -- 3.0%
      3,596  Aetna, Inc.                                                 230,818
      6,692  AFLAC, Inc.                                                 307,414
     20,252  Allstate Corp.                                              450,607
      6,214  American General Corp.                                      379,054
     38,931  American Int'l. Group, Inc.                               4,574,392
      6,453  Aon Corp.                                                   200,446
      4,424  Chubb Corp.                                                 272,076
      4,239  Cigna Corp.                                                 396,346
      4,127  Cincinnati Financial Corp.                                  129,743
      8,226  Conseco, Inc.                                                80,203
      5,573  Hartford Financial Svcs. Group, Inc.                        311,740
      2,633  Jefferson-Pilot Corp.                                       148,600
      4,915  Lincoln Nat'l. Corp., Inc.                                  177,554
      6,709  Marsh & McLennan Cos., Inc.                                 700,671
      2,504  MBIA, Inc.                                                  120,660
      2,658  MGIC Investment Corp.                                       120,939
      1,838  Progressive Corp.                                           136,012
      3,570  Providian Financial Corp.                                   321,300
      3,269  SAFECO Corp.                                                 64,971
      5,714  St. Paul Cos., Inc.                                         194,990
      3,308  Torchmark, Inc.                                              81,666
      6,036  UNUMProvident Corp.                                         121,097
                                                                     -----------
                                                                       9,521,299
--------------------------------------------------------------------------------
Lodging -- 0.2%
     17,753  Cendant Corp.*                                              248,542
      9,274  Hilton Hotels Corp.                                          86,944
      6,256  Marriott Int'l., Inc.*                                      225,607
                                                                     -----------
                                                                         561,093
--------------------------------------------------------------------------------
Machinery and Construction Maintenance -- 0.2%
      8,940  Caterpillar, Inc.                                           302,843
      1,041  Cummins Engine, Inc.                                         28,367
      5,884  Deere & Co.                                                 217,708
      1,912  Fluor Corp.                                                  60,467
      2,211  ITT Industries, Inc.                                         67,159
                                                                     -----------
                                                                         676,544
--------------------------------------------------------------------------------
Machinery-Industrial Specialty -- 0.4%
        578  Briggs & Stratton Corp.                                      19,796
      5,120  Dover Corp.                                                 207,680
      7,556  Illinois Tool Works, Inc.                                   430,692
      4,113  Ingersoll-Rand Co.                                          165,548
      2,148  Johnson Controls, Inc.                                      110,219
        931  Milacron, Inc.                                               13,500
      1,138  Millipore Corp.                                              85,777
      3,118  Pall Corp.                                                   57,683
      2,818  Parker-Hannifin Corp.                                        96,517
      3,979  Thermo Electron Corp.*                                       83,808
                                                                     -----------
                                                                       1,271,220
--------------------------------------------------------------------------------
Merchandising-Department Stores -- 0.6%
      2,787  Consolidated Stores Corp.*                                   33,444
      2,638  Dillards, Inc.                                               32,315
      8,307  Dollar General Corp.                                        161,986
      5,280  Federated Department Stores, Inc.*                          178,200
      1,790  Harcourt General, Inc.                                       97,331
      8,198  Kohl's Corp.*                                               456,014
      8,361  May Department Stores Co.                                   200,664
      3,385  Nordstrom, Inc.                                              81,663
     11,018  Target Corp.                                                639,044
                                                                     -----------
                                                                       1,880,661
--------------------------------------------------------------------------------
Merchandising-Drugs -- 0.5%
      7,073  Cardinal Health, Inc.                                       523,402
        989  Longs Drug Stores Corp.                                      21,511
      7,085  McKesson HBOC, Inc.                                         148,342
      6,511  Rite Aid Corp.*                                              42,728
     25,302  Walgreen Co.                                                814,408
                                                                     -----------
                                                                       1,550,391
------------ -------------------------------------------------------------------
Merchandising-Food -- 0.6%
     10,652  Albertson's, Inc.                                           354,179
        965  Great Atlantic & Pacific Tea Co., Inc.                       16,043
     20,980  Kroger Co.*                                                 462,871
     12,794  Safeway, Inc.*                                              577,329
      3,511  Supervalu, Inc.                                              66,928
      8,298  Sysco Corp.                                                 349,553
      3,675  Winn-Dixie Stores, Inc.                                      52,598
                                                                     -----------
                                                                       1,879,501
--------------------------------------------------------------------------------

                       See notes to financial statements.

* Non-income producing security.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
The Guardian VC 500 Index Fund
------------------------------

SCHEDULE OF INVESTMENTS
June 30, 2000 (Unaudited) (Continued)

Shares                                                                     Value
--------------------------------------------------------------------------------
Merchandising-Mass -- 2.2%
     12,243  K Mart Corp.*                                           $    83,405
      6,549  J.C. Penney Co., Inc.                                       120,747
      9,504  SearsRoebuck & Co.                                          310,068
    114,991  Wal-Mart Stores, Inc.                                     6,626,356
                                                                     -----------
                                                                       7,140,576
--------------------------------------------------------------------------------
Merchandising-Special -- 2.0%
      3,475  AutoZone, Inc.*                                              76,450
      3,529  Bed, Bath & Beyond, Inc.*                                   127,926
      5,140  Best Buy, Inc.*                                             325,105
      5,113  Circuit City Stores, Inc.                                   169,688
     11,180  Costco Wholesale Corp.*                                     368,940
      9,854  CVS Corp.                                                   394,160
     21,396  The GAP, Inc.                                               668,625
     57,894  Home Depot, Inc.                                          2,891,082
     10,804  The Limited, Inc.                                           233,637
      9,614  Lowe's Cos., Inc.                                           394,775
      8,277  Office Depot, Inc.*                                          51,731
      4,861  RadioShack Corp.                                            230,290
     11,813  Staples, Inc.*                                              181,625
      7,797  TJX Cos., Inc.                                              146,194
      6,034  Toys R Us*                                                   87,870
                                                                     -----------
                                                                       6,348,098
--------------------------------------------------------------------------------
Metals-Aluminum -- 0.3%
      5,511  Alcan Aluminium Ltd.                                        170,841
     21,876  Alcoa, Inc.                                                 634,404
                                                                     -----------
                                                                         805,245
--------------------------------------------------------------------------------
Metals-Copper -- 0.1%
      4,111  Freeport-McMoran Copper & Gold, Inc.*                        38,027
      4,827  Inco Ltd.*                                                   74,215
      4,215  Newmont Mining Corp.                                         91,149
      2,036  Phelps Dodge Corp.                                           75,714
                                                                     -----------
                                                                         279,105
--------------------------------------------------------------------------------
Metals-Steel -- 0.1%
      2,353  Allegheny Technologies, Inc.                                 42,354
      3,298  Bethlehem Steel Corp.*                                       11,749
      2,193  Nucor Corp.                                                  72,780
      2,223  USX-U.S. Steel Corp.                                         41,264
      2,244  Worthington Industries, Inc.                                 23,562
                                                                     -----------
                                                                         191,709
--------------------------------------------------------------------------------
Miscellaneous-Capital Goods -- 0.0%
      2,891  Quintiles Transnational Corp.*                               40,835
--------------------------------------------------------------------------------
Miscellaneous-Consumer Growth Cyclical -- 0.1%
      2,529  Energizer Hldgs., Inc.*                                      46,154
      1,500  Sapient Corp.*                                              160,406
                                                                     -----------
                                                                         206,560
--------------------------------------------------------------------------------
Miscellaneous-Consumer Growth Staples -- 0.3%
      1,622  American Greetings Corp.                                     30,818
      3,556  Equifax, Inc.                                                93,345
      7,743  IMS Health, Inc.                                            139,374
      7,057  Interpublic Group Cos., Inc.                                303,451
      4,462  Omnicom Group, Inc.                                         397,397
      1,750  Young & Rubicam, Inc.                                       100,078
                                                                     -----------
                                                                       1,064,463
--------------------------------------------------------------------------------
Natural Gas-Diversified -- 0.5%
      5,372  Coastal Corp.                                               327,020
     17,994  Enron Corp.                                               1,160,613
                                                                     -----------
                                                                       1,487,633
--------------------------------------------------------------------------------
Oil and Gas Producing -- 0.3%
      3,207  Anadarko Petroleum Corp.                                    158,145
      2,869  Apache Corp.                                                168,733
      5,469  Burlington Resources, Inc.                                  209,189
      6,338  Union Pacific Resources Group                               139,436
      6,096  Unocal Corp.                                                201,930
                                                                     -----------
                                                                         877,433
--------------------------------------------------------------------------------
Oil and Gas Services-- 0.7%
      8,278  Baker Hughes, Inc.                                          264,896
     11,108  Halliburton Co.                                             524,159
      1,497  McDermott Int'l., Inc.                                       13,192
      2,322  Rowan Cos., Inc.*                                            70,531
     13,826  Schlumberger Ltd.                                         1,031,765
      5,255  Transocean Sedco Forex, Inc.                                280,814
                                                                     -----------
                                                                       2,185,357
--------------------------------------------------------------------------------
Oil-Integrated-Domestic -- 0.7%
      2,281  Amerada Hess Corp.                                          140,852
      1,786  Ashland, Inc.                                                62,622
     13,308  BP Amoco PLC ADR                                            752,734
     15,747  Conoco, Inc.                                                386,786
      2,401  Kerr-McGee Corp.                                            141,509
      9,243  Occidental Petroleum Corp.                                  194,681
      6,369  Phillips Petroleum Co.                                      322,829
      2,269  Sunoco, Inc.                                                 66,794
      7,813  USX-Marathon Group                                          195,813
                                                                     -----------
                                                                       2,264,620
--------------------------------------------------------------------------------
Oil-Integrated-International -- 3.9%
     16,502  Chevron Corp.                                             1,399,576
     86,841  Exxon Mobil Corp.                                         6,817,018
     53,919  Royal Dutch Petroleum Co.                                 3,319,388
     13,907  Texaco, Inc.                                                740,548
                                                                     -----------
                                                                      12,276,530
--------------------------------------------------------------------------------
Paper and Forest Products -- 0.4%
      1,437  Boise Cascade Corp.                                          37,182
      5,441  Fort James Corp.                                            125,823
      4,300  Georgia-Pacific Group                                       112,875
     12,122  Int'l. Paper Co.                                            361,387
      2,677  Louisiana-Pacific Corp.                                      29,112
      2,581  Mead Corp.                                                   65,170
        728  Potlatch Corp.                                               24,115
--------------------------------------------------------------------------------

                       See notes to financial statements.

* Non-income producing security.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

Shares                                                                     Value
--------------------------------------------------------------------------------
      2,522  Westvaco Corp.                                         $     62,577
      5,905  Weyerhauser Co.                                             253,915
      2,805  Willamette Industries, Inc.                                  76,436
                                                                    ------------
                                                                       1,148,592
--------------------------------------------------------------------------------
Photography -- 0.2%
      7,936  Eastman Kodak Co.                                           472,192
      1,120  Polaroid Corp.                                               20,230
                                                                    ------------
                                                                         492,422
--------------------------------------------------------------------------------
Pollution Control -- 0.1%
      4,749  Allied Waste Industries, Inc.*                               47,490
     15,581  Waste Management, Inc.*                                     296,039
                                                                    ------------
                                                                         343,529
--------------------------------------------------------------------------------
Publishing and Printing -- 0.2%
      1,846  Deluxe Corp.                                                 43,496
      3,179  R. R. Donnelley & Sons Co.                                   71,726
      4,045  Dun & Bradstreet Corp.                                      115,788
      4,931  McGraw-Hill Cos., Inc.                                      266,274
      1,293  Meredith Corp.                                               43,639
                                                                    ------------
                                                                         540,923
--------------------------------------------------------------------------------
Publishing-News -- 0.4%
      2,259  Dow Jones & Co., Inc.                                       165,472
      7,010  Gannett Co., Inc.                                           419,286
      2,111  Knight-Ridder, Inc.                                         112,289
      4,306  New York Times Co.                                          170,087
      9,745  Tribune Co.                                                 341,075
                                                                    ------------
                                                                       1,208,209
--------------------------------------------------------------------------------
Railroads -- 0.3%
     11,490  Burlington Northern Santa Fe                                263,552
      5,490  CSX Corp.                                                   116,319
      2,779  Kansas City Southern Industries, Inc.                       246,463
      9,606  Norfolk Southern Corp.                                      142,889
      6,250  Union Pacific Corp.                                         232,422
                                                                    ------------
                                                                       1,001,645
--------------------------------------------------------------------------------
Restaurants -- 0.4%
      3,222  Darden Restaurants, Inc.                                     52,357
     34,047  McDonald's Corp.*                                         1,121,423
      3,797  Tricon Global Restaurants*                                  107,265
      3,007  Wendy's Int'l., Inc.                                         53,562
                                                                    ------------
                                                                       1,334,607
--------------------------------------------------------------------------------
Semiconductors -- 0.5%
      3,702  Advanced Micro Devices, Inc.*                               285,979
     13,590  Micron Technology, Inc.*                                  1,196,769
      4,313  National Semiconductor Corp.*                               244,763
                                                                    ------------
                                                                       1,727,511
--------------------------------------------------------------------------------
Semiconductors-Communications -- 1.7%
      5,000  Altera Corp.*                                               509,688
      5,400  Conexant Systems, Inc.*                                     262,575
      8,000  Linear Technology Corp.*                                    511,500
      7,000  Maxim Integrated Products, Inc.*                            475,563
     40,886  Texas Instruments, Inc.                                   2,808,357
      8,079  Xilinx, Inc.*                                               667,022
                                                                    ------------
                                                                       5,234,705
--------------------------------------------------------------------------------
Semiconductors-Connectors -- 0.0%
      2,614  Adaptec, Inc.*                                               59,468
--------------------------------------------------------------------------------
Semiconductors-Equipment -- 1.0%
      9,638  Agilent Technologies, Inc.*                                 710,803
     19,245  Applied Materials, Inc.*                                  1,744,078
      4,617  KLA-Tencor Corp.*                                           270,383
        642  MIPS Technologies, Inc.*                                     24,713
      4,300  Teradyne, Inc.*                                             316,050
                                                                    ------------
                                                                       3,066,027
--------------------------------------------------------------------------------
Telecommunications -- 5.6%
     94,966  AT & T Corp.                                              3,003,319
     39,045  Bell Atlantic Corp.*                                      1,983,974
     47,331  BellSouth Corp.                                           2,017,484
     24,436  GTE Corp.                                                 1,521,141
     85,780  SBC Comm., Inc.                                           3,709,985
     21,913  Sprint Corp. (FON Group)                                  1,117,563
     12,706  U S West, Inc.                                            1,089,539
     71,371  WorldCom, Inc.*                                           3,274,145
                                                                    ------------
                                                                      17,717,150
--------------------------------------------------------------------------------
Telecommunications-Equipment -- 8.1%
      8,608  3Com Corp.*                                                 496,036
      7,552  ADC Telecomm., Inc.*                                        633,424
      2,025  Andrew Corp.*                                                67,964
    175,055  Cisco Systems, Inc.*                                     11,126,933
     80,150  Lucent Technologies, Inc.                                 4,748,887
     53,496  Motorola, Inc.                                            1,554,727
     72,604  Nortel Networks Corp.                                     4,955,223
     18,556  QUALCOMM, Inc.*                                           1,113,360
      3,288  Scientific Atlanta, Inc.                                    244,956
     10,115  Tellabs, Inc.*                                              692,245
                                                                    ------------
                                                                      25,633,755
--------------------------------------------------------------------------------
Telecommunications-Specialty -- 2.6%
      7,894  ALLTEL Corp.                                                488,935
     57,376  America Online, Inc.*                                     3,026,584
     19,606  Global Crossing Ltd.*                                       515,883
     18,329  Nextel Comm., Inc.*                                       1,121,445
     21,672  Sprint PCS*                                               1,289,484
     13,239  Yahoo, Inc.*                                              1,639,981
                                                                    ------------
                                                                       8,082,312
--------------------------------------------------------------------------------
Textile-Apparel and Production -- 0.0%
      1,487  Liz Claiborne, Inc.                                          52,417
        831  Russell Corp.                                                16,620
        450  Springs Industries, Inc.                                     14,400
      2,970  V.F. Corp.                                                   70,723
                                                                    ------------
                                                                         154,160
--------------------------------------------------------------------------------

                       See notes to financial statements.

* Non-income producing security.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
The Guardian VC 500 Index Fund
------------------------------

SCHEDULE OF INVESTMENTS
June 30, 2000 (Unaudited) (Continued)

Shares                                                                     Value
--------------------------------------------------------------------------------
Transportation-Miscellaneous -- 0.1%
      7,291  FedEx Corp.*                                          $     277,058
--------------------------------------------------------------------------------
Utilities-Electric -- 1.7%
     10,380  AES Corp.*                                                  473,587
      3,450  Ameren Corp.                                                116,437
      8,089  American Electric Power Co., Inc.                           239,637
      3,512  CenturyTel, Inc.                                            100,970
      3,996  CiNergy Corp.                                               101,648
      2,912  CMS Energy Corp.                                             64,428
      5,558  Consolidated Edison, Inc.                                   164,656
      3,761  Constellation Energy Group, Inc.                            122,468
      4,013  CP&L Energy, Inc.                                           128,165
      5,984  Dominion Resources, Inc.                                    256,576
      3,647  DTE Energy Co.                                              111,461
      9,195  Duke Energy Co.                                             518,368
      8,731  Edison Int'l.                                               178,985
      6,207  Entergy Corp.                                               168,753
      5,859  FirstEnergy Corp.                                           136,954
      2,469  Florida Progress Corp.                                      115,734
      4,507  FPL Group, Inc.                                             223,097
      3,104  GPU, Inc.                                                    84,002
      2,906  New Century Energies, Inc.                                   87,180
      4,709  Niagara Mohawk Hldgs., Inc.*                                 65,632
      3,892  Northern States Power Co.                                    78,570
      4,672  PECO Energy Co.                                             188,340
      9,655  PG&E Corp.                                                  237,754
      2,131  Pinnacle West Capital Corp.                                  72,188
      3,613  PPL Corp.                                                    79,260
      5,497  Public Svc. Enterprise Group, Inc.                          190,334
      7,435  Reliant Energy, Inc.                                        219,797
     16,925  Southern Co.                                                394,564
      6,950  TXU Corp.                                                   205,025
      5,470  Unicom Corp.                                                211,621
                                                                   -------------
                                                                       5,336,191
--------------------------------------------------------------------------------
Utilities-Gas and Pipeline -- 0.2%
      2,043  Columbia Energy Group                                       134,072
      5,741  El Paso Energy Corp.                                        292,432
      1,183  NICOR, Inc.                                                  38,595
        777  ONEOK, Inc.                                                  20,153
        894  Peoples Energy Corp.                                         28,943
      5,138  Sempra Energy                                                87,346
                                                                   -------------
                                                                         601,541
--------------------------------------------------------------------------------
             Total Common Stocks
               (Cost $303,609,972)                                   313,220,705
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
U.S. Government -- 0.2%
--------------------------------------------------------------------------------

Principal
Amount                                                                     Value
--------------------------------------------------------------------------------
             U.S. Treasury Bill
$   500,000    5.69% due 7/20/00                                   $     498,499
    300,000    5.92% due 2/01/01                                         289,402
--------------------------------------------------------------------------------
             Total U.S. Government Securities
               (Cost $787,901)                                           787,901
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
Repurchase Agreement -- 0.6%
--------------------------------------------------------------------------------

$ 2,002,000  State Street Bank & Trust Co.
             repurchase agreement, dated
             6/30/00, maturity value
             $2,003,093 at 6.55% due 7/3/00 (1)
               (Cost $2,002,000)                                    $  2,002,000
--------------------------------------------------------------------------------

Total Investments -- 99.7%
  (Cost $306,399,873)                                                316,010,606
Cash, Receivables and Other
  Assets Less Liabilities -- 0.3%                                        850,218
--------------------------------------------------------------------------------
Net Assets -- 100.0%                                               $ 316,860,824
--------------------------------------------------------------------------------

(1) The repurchase agreement is fully collateralized by U.S. Government and/or agency obligations based on market prices at the date of the portfolio.

--------------------------------------------------------------------------------
Bought Futures Contracts
--------------------------------------------------------------------------------
                                                                    Unrealized
Contracts                 Description           Expiration         Depreciation
--------------------------------------------------------------------------------
    8               S&P 500 Stock Index      September, 2000       $   (32,281)

At June 30, 2000 The Guardian VC 500 Index Fund had sufficient cash and/or securities to cover margin requirements on open futures contracts.

                       See notes to financial statements.

*     Non-income producing security.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

STATEMENT OF ASSETS AND LIABILITIES
June 30, 2000 (Unaudited)

ASSETS
  Investments, at market (cost $306,399,873)                        $316,010,606
  Cash                                                                    46,178
  Receivable for securities sold                                         607,471
  Dividends receivable                                                   258,563
  Receivable margin variation                                             20,200
  Receivable for fund shares sold                                          6,151
  Interest receivable                                                        364
  Other assets                                                               271
                                                                    ------------
  TOTAL ASSETS                                                       316,949,804
                                                                    ------------

LIABILITIES
  Accrued expenses                                                        23,890
  Due to affiliates                                                       65,090
                                                                    ------------
  TOTAL LIABILITIES                                                       88,980
                                                                    ------------
    NET ASSETS                                                      $316,860,824
                                                                    ============

COMPONENTS OF NET ASSETS
  Capital stock, at par                                             $     29,611
  Additional paid-in capital                                         305,719,812
  Undistributed net investment income                                  1,241,256
  Accumulated net realized gain on investments                           291,693
  Net unrealized appreciation of investments                           9,578,452
                                                                    ------------
    NET ASSETS                                                      $316,860,824
                                                                    ============

  Shares Outstanding -- $0.001 par value                              29,610,553
                                                                    ------------

NET ASSET VALUE PER SHARE                                           $      10.70
                                                                    ============

STATEMENT OF OPERATIONS
Six Months Ended
June 30, 2000 (Unaudited)

Investment Income:
  Dividends                                                         $ 1,525,541
  Interest                                                               76,405
  Less: Foreign tax withheld                                             (9,653)
                                                                    -----------
  Total Income                                                        1,592,293
                                                                    -----------

Expenses:
  Investment advisory fees -- Note B                                    326,417
  Custodian fees                                                         63,699
  Registration fees                                                      26,811
  Audit fees                                                              9,766
  Directors' fees -- Note B                                               6,215
  Printing expense                                                        3,405
  Legal fees                                                              1,392
  Insurance expense                                                         222
  Loan commitment fees -- Note H                                            126
  Other                                                                     350
                                                                    -----------
  Total Expenses before reimbursement                                   438,403
  Less: Expenses assumed by investment adviser                          (79,230)
                                                                    -----------
  Net Expenses                                                          359,173
                                                                    -----------

  Net Investment Income                                               1,233,120
                                                                    -----------

Realized and Unrealized Gain/(Loss)
  on Investments -- Note F
  Net realized loss on investments                                      (60,376)
  Net change in unrealized appreciation
    of investments                                                   (5,173,425)
                                                                    -----------
  Net Realized and Unrealized Loss
    on Investments                                                   (5,233,801)
                                                                    -----------
  Net Decrease in Net Assets
    from Operations                                                 $(4,000,681)
                                                                    ===========

                       See notes to financial statements.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
The Guardian VC 500 Index Fund
------------------------------

STATEMENT OF CHANGES IN NET ASSETS

                                                                              Six Months             Period from
                                                                                   Ended        August 25, 1999+
                                                                           June 30, 2000    to December 31, 1999
                                                                              (Unaudited)               (Audited)
                                                                           -------------    --------------------
INCREASE/(DECREASE) IN NET ASSETS
 From Operations:
   Net investment income                                                   $   1,233,120           $     698,458
   Net realized gain/(loss) on investments                                       (60,376)                384,365
   Net change in unrealized appreciation of investments                       (5,173,425)             14,751,877
                                                                           -------------           -------------
     Net Increase/(Decrease) in Net Assets from Operations                    (4,000,681)             15,834,700
                                                                           -------------           -------------

 Dividends and Distributions to Shareholders from:
   Net investment income                                                              --                (690,322)
   Net realized gain on investments                                                   --                 (32,296)
                                                                           -------------           -------------
     Total Dividends and Distributions to Shareholders                                --                (722,618)
                                                                           -------------           -------------

 From Capital Share Transactions:
   Net increase in net assets from capital share transactions -- Note G      103,057,130             202,692,293
                                                                           -------------           -------------
     Net Increase in Net Assets                                               99,056,449             217,804,375

 Net Assets:
   Beginning of period                                                       217,804,375                      --
                                                                           -------------           -------------
   End of period*                                                          $ 316,860,824           $ 217,804,375
                                                                           =============           =============

+ Commencement of operations
* Includes undistributed net investment income of:                         $   1,241,256           $       8,136

                       See notes to financial statements.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

FINANCIAL HIGHLIGHTS
Selected data for a share of capital stock outstanding throughout the periods indicated:

                                                                        Six Months            Period From
                                                                          Ended           August 25, 1999* to
                                                                      June 30, 2000        December 31, 1999
                                                                       (Unaudited)             (Audited)
                                                                      -------------       -------------------
Net asset value, beginning of period ..............................        $10.75                $10.14
                                                                           ------                ------
Income from investment operations:
  Net investment income ...........................................          0.04                  0.03
  Net realized and unrealized gain/(loss) on investments ..........         (0.09)                 0.61
                                                                           ------                ------
  Net increase/(decrease) from investment operations ..............         (0.05)                 0.64
                                                                           ------                ------

Dividends to Shareholders from:
  Net investment income ...........................................            --                 (0.03)
                                                                           ------                ------
Net asset value, end of period ....................................        $10.70                $10.75
                                                                           ------                ------

Total return(a) ...................................................         (0.47)%                6.38%
                                                                           ------                ------

Ratios/supplemental data:
  Net assets, end of period (000's omitted) .......................      $316,861              $217,804
  Gross expense ratio .............................................          0.34%(b)(c)            N/A
  Ratio of expenses to average net assets .........................          0.28%(b)(d)           0.36%(b)
  Ratio of expenses after custody credits to average net assets ...           N/A                  0.29%(b)
  Ratio of net investment income to average net assets ............          0.94%(b)              0.99%(b)
  Portfolio turnover rate .........................................             0%                    1%

*     Commencement of investment operations
(a) Total returns do not reflect the effects of charges deducted pursuant to the terms of GIAC's variable contracts. Inclusion of such charges would reduce the total returns for all periods shown.
(b)   Annualized.
(c)   Amount includes expenses subsidized by GISC.
(d)   Amount does not include expenses subsidized by GISC.

                       See notes to financial statements.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
The Guardian VC Asset Allocation Fund
-------------------------------------

SCHEDULE OF INVESTMENTS
June 30, 2000 (Unaudited)

--------------------------------------------------------------------------------
Mutual Funds -- 51.9%
--------------------------------------------------------------------------------

Shares                                                                     Value
--------------------------------------------------------------------------------
Equity -- 36.2%
   210,598  The Guardian Stock Fund                                 $ 12,008,285
--------------------------------------------------------------------------------
Fixed Income -- 15.7%
   439,978  The Guardian Bond Fund                                     5,196,145
--------------------------------------------------------------------------------
            Total Mutual Funds
              (Cost $16,115,392)                                      17,204,430
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
U.S. Government -- 5.6%
--------------------------------------------------------------------------------

Principal
Amount                                                                     Value
--------------------------------------------------------------------------------
            U.S. Treasury Bill
$   500,000   5.69% due 7/20/00                                     $    498,498
    600,000   5.867% due 2/1/01                                          578,975
    800,000   5.925% due 12/28/00                                        776,300
--------------------------------------------------------------------------------
            Total U.S. Government Securities
              (Cost $1,853,773)                                        1,853,773
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
Options -- 0.9%
--------------------------------------------------------------------------------

Number of
Contracts                                                                  Value
--------------------------------------------------------------------------------
   80       U.S. Treasury Bond Futures
            Expires August, 2000
            Exercise price $94
              (Cost $146,401)                                       $    293,750
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
Repurchase Agreements -- 41.1%
--------------------------------------------------------------------------------

Principal
Amount                                                                     Value
--------------------------------------------------------------------------------
$6,708,000  Lehman Brothers repurchase agreement,
            dated 6/30/00, maturity value
            $6,711,678 at 6.58% due 7/3/00(1)                       $  6,708,000
 6,923,000  State Street Bank & Trust Co.
            repurchase agreement, dated 6/30/00,
            maturity value $6,926,779 at 6.55%
            due 7/3/00(1)                                              6,923,000
--------------------------------------------------------------------------------
            Total Repurchase Agreement
              (Cost $13,631,000)                                      13,631,000
--------------------------------------------------------------------------------

Total Investments -- 99.5%
  (Cost $31,746,566)                                                  32,982,953
Cash, Receivables and Other Assets
  Less Liabilities -- 0.5%                                               165,800
--------------------------------------------------------------------------------
Net Assets -- 100.0%                                                $ 33,148,753
--------------------------------------------------------------------------------

(1) The repurchase agreement is fully collateralized by U.S. Government and/or agency obligations based on market prices at the date of the portfolio.

--------------------------------------------------------------------------------
Sold Futures Contracts
--------------------------------------------------------------------------------
                                                                    Unrealized
Contracts              Description             Expiration          Appreciation
--------------------------------------------------------------------------------
  16               S&P 500 Stock Index       September, 2000        $  64,239

At June 30, 2000 The Guardian VC Asset Allocation Fund had sufficient cash and/or securities to cover margin requirements on open futures contracts.

                       See notes to financial statements.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

STATEMENT OF ASSETS AND LIABILITIES
June 30, 2000 (Unaudited)

ASSETS
  Investments, at identified cost*                                   $31,746,566
                                                                     ===========
  Investments, at market                                              19,351,953
  Repurchase agreements                                               13,631,000
                                                                     -----------
  TOTAL INVESTMENTS                                                   32,982,953

  Cash                                                                   215,529
  Receivable for fund shares sold                                          9,574
  Interest receivable                                                      2,520
                                                                     -----------
  TOTAL ASSETS                                                        33,210,576
                                                                     -----------

LIABILITIES
  Payable for margin variation                                            40,400
  Accrued expenses                                                        15,237
  Due to affiliates                                                        6,186
                                                                     -----------
  TOTAL LIABILITIES                                                       61,823
                                                                     -----------
    NET ASSETS                                                       $33,148,753
                                                                     ===========

COMPONENTS OF NET ASSETS
  Capital stock, at par                                              $     2,971
  Additional paid-in capital                                          30,158,309
  Undistributed net investment income                                    322,547
  Accumulated net realized gain on investments                         1,364,300
  Net unrealized appreciation of investments                           1,300,626
                                                                     -----------
    NET ASSETS                                                       $33,148,753
                                                                     ===========

  Shares Outstanding -- $0.001 par value                               2,970,951
                                                                     -----------

NET ASSET VALUE PER SHARE                                            $     11.16
                                                                     ===========

STATEMENT OF OPERATIONS
Six Months Ended
June 30, 2000 (Unaudited)

Investment Income:
  Interest                                                          $   387,656
                                                                    -----------

Expenses:
  Investment advisory fees -- Note B                                     75,219
  Custodian fees                                                         12,781
  Audit fees                                                              9,020
  Directors' fees -- Note B                                               6,215
  Registration fees                                                       2,199
  Printing expense                                                        1,204
  Legal fees                                                                909
  Insurance expense                                                          29
  Loan commitment fees -- Note H                                             15
  Other                                                                     350
                                                                    -----------
  Gross Expenses                                                        107,941
  Expenses assumed by investment adviser(1)                             (42,115)
                                                                    -----------
  Net Expenses                                                           65,826
                                                                    -----------

  Net Investment Income                                                 321,830
                                                                    -----------

Realized and Unrealized Gain/(Loss)
  on Investments -- Note F
  Net realized gains on investments                                      38,881
  Net change in unrealized appreciation of
    investments                                                         910,066
                                                                    -----------
  Net Realized and Unrealized Gain
    on Investments                                                      948,947
                                                                    -----------
  Net Increase in Net Assets
    from Operations                                                 $ 1,270,777
                                                                    ===========

*     Includes repurchase agreement.
(1) The Fund does not impose any additional advisory fees for the portion of the Fund's assets invested in other Guardian Funds.

                       See notes to financial statements.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
The Guardian VC Asset Allocation Fund
-------------------------------------

STATEMENT OF CHANGES IN NET ASSETS

                                                                            Six Months               Period from
                                                                                 Ended       September 15, 1999+
                                                                         June 30, 2000      to December 31, 1999
                                                                            (Unaudited)                 (Audited)
                                                                         -------------      --------------------
INCREASE/(DECREASE) IN NET ASSETS
 From Operations:
   Net investment income                                                  $    321,830              $    308,443
   Net realized gain on investments                                             38,881                 1,325,419
   Net change in unrealized appreciation of investments                        910,066                   390,560
                                                                          ------------              ------------
     Net Increase in Net Assets from Operations                              1,270,777                 2,024,422
                                                                          ------------              ------------

 Dividends to Shareholders from:
   Net investment income                                                            --                  (307,726)
                                                                          ------------              ------------

 From Capital Share Transactions:
   Net increase in net assets from capital share transactions -- Note G      4,128,220                26,033,060
                                                                          ------------              ------------
     Net Increase in Net Assets                                              5,398,997                27,749,756

 Net Assets:
   Beginning of period                                                      27,749,756                        --
                                                                          ------------              ------------
   End of period*                                                         $ 33,148,753              $ 27,749,756
                                                                          ============              ============

+ Commencement of operations
* Includes undistributed net investment income of:                        $    322,547              $        717

                       See notes to financial statements.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

FINANCIAL HIGHLIGHTS
Selected data for a share of capital stock outstanding throughout the periods indicated:

                                                            Six Months           Period From
                                                               Ended        September 15, 1999* to
                                                           June 30, 2000       December 31, 1999
                                                            (Unaudited)           (Audited)
                                                           -------------    ----------------------
Net asset value, beginning of period .................         $10.68               $ 9.94
                                                               ------               ------
Income from investment operations:
  Net investment income ..............................           0.11                 0.12
  Net realized and unrealized gain on investments ....           0.37                 0.74
                                                               ------               ------
  Net increase from investment operations ............           0.48                 0.86
                                                               ------               ------

Dividends to Shareholders from:
  Net investment income ..............................             --                (0.12)
                                                               ------               ------
Net asset value, end of period .......................         $11.16               $10.68
                                                               ------               ------

Total return(a) ......................................           4.49%                8.67%
                                                               ------               ------

Ratios/supplemental data:
  Net assets, end of period (000's omitted) ..........        $33,149              $27,750
  Gross expense ratio ................................           0.72%(b)(c)          0.98%(b)(c)
  Ratio of expenses to average net assets ............           0.44%(b)(d)          0.67%(b)(d)
  Ratio of net investment income to average net assets           2.14%(b)             4.09%(b)
  Portfolio turnover rate ............................              0%                   0%

*     Commencement of investment operations.
(a) Total returns do not reflect the effects of charges deducted pursuant to the terms of GIAC's variable contracts. Inclusion of such charges would reduce the total returns for all periods shown.
(b)   Annualized.
(c)   Amounts include expenses of the underlying funds.
(d)   Amounts do not include expenses of the underlying funds.

                       See notes to financial statements.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
The Guardian VC High Yield Bond Fund
------------------------------------

SCHEDULE OF INVESTMENTS
June 30, 2000 (Unaudited)

--------------------------------------------------------------------------------
Corporate Bonds -- 91.5%
--------------------------------------------------------------------------------
                                                Rating
Principal                                      Moody's/
Amount                                           S&P*                      Value
--------------------------------------------------------------------------------
Aerospace and Defense -- 1.2%
$   330,000 K & F Ind., Inc.
            Sr. Sub. Nt. Ser. B
            9.25% due 10/15/07                  B3/B-             $      311,850
--------------------------------------------------------------------------------
Broadcasting and Publishing -- 2.3%
    150,000 CD Radio, Inc.
            Secd. Nt.
            14.50% due 5/15/09                  NR/CCC+                  138,000
    330,000 Spanish Broadcasting Sys., Inc.
            Sr. Sub. Nt.
            9.625% due 11/1/09                  B3/B-                    328,350
    170,000 XM Satellite Radio, Inc.
            Sr. Secd. Nt.
            14.00% due 3/15/10                  NR/NR                    149,600
                                                                  --------------
                                                                         615,950
--------------------------------------------------------------------------------
Cable and Wireless Video -- 9.3%
    200,000 Adelphia Comm. Corp.
            Sr. Nt.
            9.375% due 11/15/09                 B1/B+                    185,000
    330,000 Adelphia Comm. Corp.
            Sr. Nt. Ser. B
            10.50% due 7/15/04                  B1/B+                    330,000
    330,000 Charter Comm. Hldgs. LLC
            Sr. Nt.
            10.25% due 1/15/10                  B2/B+                    319,275
    450,000 Classic Cable, Inc.
            Sr. Sub. Nt.
            10.50% due 3/1/10                   B3/B-                    415,125
    300,000 Echostar Comm. Corp.
            Conv.+
            4.875% due 1/1/07                   NR/NR                    283,500
    250,000 Echostar DBS Corp.
            Sr. Nt.
            9.375% due 2/1/09                   B2/B                     240,000
    500,000 Pegasus Comm. Corp.
            Sr. Nt. Ser. B
            9.625% due 10/15/05                 B3/CCC+                  482,500
    220,000 United Pan-Europe Comm.
            Sr. Nt. Ser. B
            11.50% due 2/1/10                   B2/B                     195,800
                                                                  --------------
                                                                       2,451,200
--------------------------------------------------------------------------------
Consumer Non-Durables -- 5.3%
    500,000 Bell Sports, Inc.
            Sr. Sub. Nt. Ser. B
            11.00% due 8/15/08                  B3/B-                    497,500
    500,000 Pillowtex Corp.
            Sr. Sub. Nt.
            10.00% due 11/15/06                 B2/CC                    175,000
    250,000 St. John Knits Int'l., Inc.
            Sr. Sub. Nt.+
            12.50% due 7/1/09                   B3/B-                    238,125
    500,000 Twin Laboratories, Inc.
            Sr. Sub. Nt.
            10.25% due 5/15/06                  B3/B+                    497,500
                                                                  --------------
                                                                       1,408,125
--------------------------------------------------------------------------------
Diversified Media -- 3.3%
    500,000 American Media Operations
            Sr. Sub. Nt.
            10.25% due 5/1/09                   B2/B-                    490,000
    500,000 Cinemark USA, Inc.
            Sr. Sub. Nt. Ser. B
            9.625% due 8/1/08                   B2/B                     260,000
    500,000 Regal Cinemas, Inc.
            Sr. Sub. Nt.
            9.50% due 6/1/08                    Ca/B-                    120,000
                                                                  --------------
                                                                         870,000
--------------------------------------------------------------------------------
Exploration and Production -- 5.3%
    330,000 Belco Oil & Gas Corp.
            Sr. Sub. Nt. Ser. B
            8.875% due 9/15/07                  B1/B                     305,250
    150,000 Belden & Blake Corp.
            Sr. Sub. Nt. Ser. B
            9.875% due 6/15/07                  Caa3/CCC-                109,125
    340,000 Chesapeake Energy Corp.
            Sr. Nt. Ser. B
            9.625% due 5/1/05                   B2/B                     329,800
    330,000 Cliffs Drilling Co.
            Sr. Sub. Nt. Ser. B
            10.25% due 5/15/03                  Ba3/BB-                  330,825
    330,000 Swift Energy Co.
            Sr. Sub. Nt.
            10.25% due 8/1/09                   B2/B-                    334,125
                                                                  --------------
                                                                       1,409,125
--------------------------------------------------------------------------------
Financial-Others -- 1.2%
    330,000 Americredit Corp.
            Sr. Sub. Nt.
            9.875% due 4/15/06                  Ba1/BB-                  320,100
--------------------------------------------------------------------------------
Food, Beverage and Tobacco -- 1.3%
    330,000 Del Monte Corp.
            Sr. Sub. Nt. Ser. B
            12.25% due 4/15/07                  B3/B-                    346,500
--------------------------------------------------------------------------------
Forest Products and Containers -- 4.3%
    300,000 Kappa Beheer BV
            Sr. Sub. Nt.+
            10.625% due 7/15/09                 B2/B                     304,500
--------------------------------------------------------------------------------

                       See notes to financial statements.

+     Rule 144A restricted security.                            *     Unaudited.
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

                                                Rating
Principal                                      Moody's/
Amount                                           S&P*                      Value
--------------------------------------------------------------------------------
$   330,000 Packaging Corp. ofAmerica
            Sr. Sub. Nt.
            9.625% due 4/1/09                   B2/B+              $     327,525
    500,000 Stone Container Corp.
            Sr. Sub. Deb.
            12.25% due 4/1/02                   B3/B-                    500,000
                                                                  --------------
                                                                       1,132,025
--------------------------------------------------------------------------------
Health Care -- 5.2%
    500,000 Fisher Scientific Int'l., Inc.
            Sr. Sub. Nt.
            9.00% due 2/01/08                   B3/B-                    457,500
    330,000 Insight Health Svcs. Corp.
            Sr. Sub. Nt.
            9.625% due 6/15/08                  B3/B-                    297,000
    300,000 Tenet Health Care Corp.
            Sr. Sub. Nt.
            8.625% due 1/15/07                  Ba3/BB-                  286,500
    330,000 Triad Hospitals Hldgs., Inc.
            Sr. Sub. Nt. Ser. B
            11.00% due 5/15/09                  B3/B-                    337,425
                                                                  --------------
                                                                       1,378,425
--------------------------------------------------------------------------------
Information Technology -- 3.1%
    300,000 Flextronics Int'l. Ltd.
            Sr. Sub. Nt.+
            9.875% due 7/1/10                   Ba3/B+                   302,250
    500,000 Pierce Leahy Corp.
            Sr. Sub. Nt.
            11.125% due 7/15/06                 B3/B                     516,250
                                                                  --------------
                                                                         818,500
--------------------------------------------------------------------------------
Leisure and Other -- 6.8%
    500,000 Hollywood Casino Corp.
            Sr. Nt.
            11.25% due 5/1/07                   B3/B                     511,250
    330,000 Intrawest Corp.
            Sr. Nt.
            9.75% due 8/15/08                   B1/B+                    326,700
    500,000 Premier Parks, Inc.
            Sr. Nt.
            9.75% due 6/15/07                   B3/B-                    483,125
    491,000 Waterford Gaming LLC
            Sr. Nt.+
            9.50% due 3/15/10                   B1/B+                    471,360
                                                                  --------------
                                                                       1,792,435
--------------------------------------------------------------------------------
Manufacturing -- 0.7%
    170,000 Int'l. Wire Group, Inc.
            Sr. Sub. Nt.
            11.75% due 6/1/05                   B3/B-                    170,850
--------------------------------------------------------------------------------
Services -- 6.9%
    300,000 Allied Waste NA, Inc.
            Sr. Sub. Nt. Ser. B
            10.00% due 8/1/09                   B2/B+                    250,500
    500,000 Building One Svcs.
            Sr. Sub. Nt.
            10.50% due 5/1/09                   B3/B-                    425,000
    300,000 Newpark Resources, Inc.
            Sr. Sub. Nt. Ser. B
            8.625% due 12/15/07                 B2/B+                    261,750
    580,000 Orius Capital Corp.
            Sr. Sub. Nt.+
            12.75% due 2/1/10                   B3/B-                    597,400
    330,000 United Rentals, Inc.
            Sr. Sub. Nt. Ser. B
            9.00% due 4/1/09                    B1/BB-                   292,050
                                                                  --------------
                                                                       1,826,700
--------------------------------------------------------------------------------
Telecommunications -- 19.1%
    300,000 360Networks, Inc.
            Sr. Nt.+
            13.00% due 5/1/08                   B3/B+                    300,000
    170,000 Exodus Comm., Inc.
            Sr. Nt.
            10.75% due 12/15/09                 NR/B-                    164,050
    280,000 Exodus Comm., Inc.
            Sr. Nt.+
            11.625% due 7/15/10                 NR/B                     280,700
    300,000 Flag Telecomm. Hldg. Ltd.
            Sr. Nt.+
            11.625% due 3/30/10                 B2/B                     291,000
    450,000 Focal Comm. Corp.
            Sr. Nt.+
            11.875% due 1/15/10                 B3/B                     452,250
    500,000 Globenet Comm. Group Ltd.
            Sr. Nt. Ser. B
            13.00% due 7/15/07                  Caa1/B                   504,375
    500,000 Globix Corp.
            Sr. Nt.
            12.50% due 2/1/10                   NR/B-                    410,000
    700,000 GT Group Telecomm., Inc.
            Sr. Disc. Nt.+
            13.25% due 2/1/10                   Caa1/A-1                 388,500
    300,000 Intermedia Comm., Inc.
            Sr. Nt. Ser. B
            9.50% due 3/1/09                    B2/B                     285,000
    330,000 Int'l. Cabletel, Inc.
            Sr. Nt. Ser. B
            11.50% due 2/1/06                   B3/B-                    304,425
--------------------------------------------------------------------------------

                       See notes to financial statements.

+     Rule 144A restricted security.                            *     Unaudited.
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
The Guardian VC High Yield Bond Fund
------------------------------------

SCHEDULE OF INVESTMENTS
June 30, 2000 (Unaudited) (Continued)

                                                Rating
Principal                                      Moody's/
Amount                                           S&P*                      Value
--------------------------------------------------------------------------------
$   170,000 Level 3 Comm., Inc.
            Sr. Nt. Conv.
            6.00% due 3/15/10                   Caa1/CCC+          $     153,000
    300,000 Level 3 Comm., Inc.
            Sr. Nt.+
            11.25% due 3/15/10                  B3/B                     295,500
    150,000 Nextlink Comm., Inc.
            Sr. Nt.
            10.75% due 6/1/09                   B2/B                     147,750
    170,000 NTL, Inc.
            Sr. Nt. Conv.+
            5.75% due 12/15/09                  Caa1/CCC+                133,450
    330,000 Pac-West Telecomm., Inc.
            Sr. Nt.
            13.50% due 2/1/09                   B3/B                     333,300
    500,000 Telewest Comm. PLC
            Sr. Disc. Deb.
            11.00% due 10/1/07                  B1/B+                    473,750
    150,000 Williams Comm. Group, Inc.
            Sr. Nt.
            10.875% due 10/1/09                 B2/BB-                   146,625
                                                                  --------------
                                                                       5,063,675
--------------------------------------------------------------------------------
Utilities -- 0.6%
    170,000 Azurix Corp.
            Sr. Nt.+
            10.75% due 2/15/10                  Ba3/BB                   163,625
--------------------------------------------------------------------------------
Wireless Communications -- 15.6%
    750,000 Airgate PCS, Inc.
            Sr. Sub. Disc. Nt.
            13.50% due 10/1/09                  Caa1/CCC                 429,375
    150,000 Clearnet Comm., Inc.
            Sr. Disc. Nt.
            10.125% due 5/1/09                  B3/B                      90,000
    500,000 Clearnet Comm., Inc.
            Sr. Disc. Nt.
            14.75% due 12/15/05                 B3/NR                    516,250
    300,000 Crown Castle Int'l. Corp.
            Sr. Nt.
            10.75% due 8/1/11                   B3/B                     304,125
    500,000 Leap Wireless Int'l., Inc.
            Sr. Nt.+
            12.50% due 4/15/10                  Caa2/CCC                 440,000
    330,000 Leap Wireless Int'l., Inc.
            Sr. Nt.+
            14.50% due 4/15/10                  Caa2/CCC                 138,600
    300,000 Microcell Telecomm.
            Sr. Disc. Nt. Ser. B
            14.00% due 6/1/09                   B3/B-                    197,250
    150,000 Nextel Comm., Inc.
            Sr. Nt. Conv.+
            5.25% due 1/15/10                   B1/B                     151,500
    286,000 Nextel Partners, Inc.
            Sr. Disc. Nt.
            14.00% due 2/1/09                   B3/CCC+                  197,340
    150,000 Pinnacle Hldgs., Inc.
            Conv.+
            5.50% due 9/15/07                   NR/NR                    125,438
    660,000 Spectrasite Hldgs., Inc.
            Sr. Disc. Nt.
            11.25% due 4/15/09                  B3/NR                    386,100
    440,000 Spectrasite Hldgs., Inc.
            Sr. Disc. Nt.+
            12.875% due 3/15/10                 B3/B-                    239,800
    150,000 Telecorp PCS, Inc.
            Sr. Sub. Disc. Nt.
            11.625% due 4/15/09                 B3/NR                     97,875
    500,000 Triton PCS, Inc.
            Sr. Sub. Disc. Nt.
            11.00% due 5/1/08                   B3/CCC+                  362,500
    100,000 Ubiquitel Operating Co.
            Sr. Disc. Nt.+
            14.00% due 4/15/10                  Caa1/CCC                  57,875
    750,000 U.S. Unwired, Inc.
            Sr. Sub. Disc. Nt. Ser. B
            13.375% due 11/1/09                 Caa1/CCC+                406,875
                                                                  --------------
                                                                       4,140,903
--------------------------------------------------------------------------------
            Total Corporate Bonds
              (Cost $25,268,275)                                      24,219,988
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
Repurchase Agreement -- 7.4%
--------------------------------------------------------------------------------
$ 1,958,000 State Street Bank & Trust Co.
            repurchase agreement,
            dated 6/30/00, maturity
            value $1,959,069 at 6.55%
            due 7/3/00(1)
              (Cost $1,958,000)                                    $   1,958,000
--------------------------------------------------------------------------------

Total Investments -- 98.9%
  (Cost $27,226,275)                                                  26,177,988
Cash, Receivables and Other
  Assets Less Liabilities -- 1.1%                                        297,304
--------------------------------------------------------------------------------
Net Assets -- 100.0%                                               $  26,475,292
--------------------------------------------------------------------------------

(1) The repurchase agreement is fully collateralized by U.S. Government and/or agency obligations based on market prices at the date of the portfolio.

                       See notes to financial statements.

+     Rule 144A restricted security.                            *     Unaudited.
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

STATEMENT OF ASSETS AND LIABILITIES
June 30, 2000 (Unaudited)

ASSETS
  Investments, at market (cost $27,226,275)                        $ 26,177,988
  Cash                                                                      692
  Interest receivable                                                   607,741
  Receivable for securities sold                                        602,875
  Receivable for fund shares sold                                            81
                                                                   ------------
  TOTAL ASSETS                                                       27,389,377
                                                                   ------------

LIABILITIES
  Payable for securities purchased                                      882,963
  Accrued expenses                                                       18,179
  Due to affiliates                                                      12,943
                                                                   ------------
  TOTAL LIABILITIES                                                     914,085
    NET ASSETS                                                     $ 26,475,292
                                                                   ============

COMPONENTS OF NET ASSETS
  Capital stock, at par                                            $      2,655
  Additional paid-in capital                                         26,540,134
  Undistributed net investment income                                 1,154,465
  Accumulated net realized loss on investments                         (173,675)
  Net unrealized depreciation of investments                         (1,048,287)
                                                                   ------------
    NET ASSETS                                                     $ 26,475,292
                                                                   ============

  Shares Outstanding -- $0.001 par value                              2,654,885
                                                                   ------------

NET ASSET VALUE PER SHARE                                          $       9.97
                                                                   ============

STATEMENT OF OPERATIONS
Six Months Ended
June 30, 2000 (Unaudited)

Investment Income:
  Interest                                                          $ 1,272,802
                                                                    -----------

Expenses:
  Investment advisory fees -- Note B                                     77,300
  Custodian fees                                                         19,224
  Audit fees                                                             11,755
  Directors' fees -- Note B                                               6,215
  Registration fees                                                       2,222
  Printing expense                                                        1,364
  Legal fees                                                                909
  Insurance expense                                                          23
  Loan commitment fees -- Note H                                             13
  Other                                                                     350
                                                                    -----------
  Total Expenses                                                        119,375
                                                                    -----------

  Net Investment Income                                               1,153,427
                                                                    -----------

Realized and Unrealized Gain/(Loss) on
  Investments -- Note F
  Net realized loss on investments                                      (14,903)
  Net change in unrealized appreciation of
    investments                                                      (1,295,811)
                                                                    -----------
  Net Realized and Unrealized Loss
  on Investments                                                     (1,310,714)
                                                                    -----------
  Net Decrease in Net Assets
  from Operations                                                   $  (157,287)
                                                                    ===========

                       See notes to financial statements.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
The Guardian VC High Yield Bond Fund
------------------------------------

STATEMENT OF CHANGES IN NET ASSETS

                                                                 Six Months             Period from
                                                                      Ended        August 17, 1999+
                                                              June 30, 2000    to December 31, 1999
                                                                 (Unaudited)              (Audited)
                                                              --------------   --------------------
Increase/(Decrease) in net assets
 From Operations:
   Net investment income                                        $  1,153,427           $    573,845
   Net realized loss on investments                                  (14,903)              (158,772)
   Net change in unrealized appreciation of investments           (1,295,811)               247,524
                                                                ------------           ------------
     Net Increase/(Decrease) in Net Assets from Operations          (157,287)               662,597
                                                                ------------           ------------

 Dividends to Shareholders from:
   Net investment income                                                  --               (572,807)
                                                                ------------           ------------

 From Capital Share Transactions:
   Net increase in net assets from capital share
     transactions -- Note G                                          744,369             25,798,420
                                                                ------------           ------------
     Net Increase in Net Assets                                      587,082             25,888,210

  Net Assets:
   Beginning of period                                            25,888,210                     --
                                                                ------------           ------------
   End of period*                                               $ 26,475,292           $ 25,888,210
                                                                ------------           ------------

+ Commencement of operations
* Includes undistributed net investment income of:              $  1,154,465           $      1,038

                       See notes to financial statements.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

FINANCIAL HIGHLIGHTS
Selected data for a share of capital stock outstanding throughout the periods indicated:

                                                                      Six Months           Period From
                                                                        Ended         September 13, 1999* to
                                                                    June 30, 2000       December 31, 1999
                                                                     (Unaudited)            (Audited)
                                                                    -------------     ----------------------
Net asset value, beginning of period                                    $10.04                 $9.99
                                                                       -------               -------
Income from investment operations:
  Net investment income                                                   0.43                  0.23
  Net realized and unrealized gain/(loss) on investments                 (0.50)                 0.05
                                                                       -------               -------
  Net increase/(decrease) from investment operations                     (0.07)                 0.28
                                                                       -------               -------

Dividends to Shareholders from:
  Net investment income                                                     --                 (0.23)
                                                                       -------               -------
Net asset value, end of period                                           $9.97                $10.04
                                                                       -------               -------

  Total return(a)                                                        (0.70)%                2.78%
                                                                       -------               -------

Ratios/supplemental data:
Net assets, end of period (000s omitted)                               $26,475               $25,888
Ratio of expenses to average net assets                                   0.93%(b)              1.14%(b)
Ratio of expenses after custody credits to average net assets              N/A                  0.99%(b)
Ratio of net investment income to average net assets                      8.95%(b)              7.66%(b)
Portfolio turnover rate                                                     66%                   43%

*     Commencement of investment operations.
(a) Total returns do not reflect the effects of charges deducted pursuant to the terms of GIAC's variable contracts. Inclusion of such charges would reduce the total returns for all periods shown.
(b)   Annualized.

                       See notes to financial statements.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
The Guardian Bond Fund, Inc.
----------------------------

SCHEDULE OF INVESTMENTS
June 30, 2000 (Unaudited)

--------------------------------------------------------------------------------
Asset Backed -- 5.0%
--------------------------------------------------------------------------------
Principal
Amount                                                                     Value
--------------------------------------------------------------------------------
$  5,000,000   Advanta Mortgage Loan Tr.
                 1997-2 A5
                 7.25% due 6/25/27                                  $  4,902,000
   2,191,140   Amresco 1997-1 M1F
                 7.42% due 3/25/27                                     2,123,937
   3,700,000   Centex Home Equity Loan Tr.
                 1999-2 A4
                 6.60% due 1/25/28                                     3,469,564
   3,600,000   Contimortgage Home Equity Loan Tr.
                 1999-1 A3
                 6.17% due 5/25/21                                     3,417,084
   3,600,000   Countrywide 2000-1 AF3
                 7.83% due 7/25/25                                     3,606,732
--------------------------------------------------------------------------------
               Total Asset Backed
                 (Cost $17,860,355)                                   17,519,317
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
Commercial Mortgage Backed -- 3.0%
--------------------------------------------------------------------------------
$  3,600,000   Prudential Securities Secd. Fin. Corp.
                 2000-Cl A1
                 7.617% due 6/15/09                                 $  3,622,640
   6,943,521   TIAA Retail Comm'l. Mortgage Tr.
                 1999-Cl A
                 7.17% due 10/15/07+                                   6,852,006
--------------------------------------------------------------------------------
               Total Commercial Mortgage Backed
                 (Cost $10,395,723)                                   10,474,646
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
Corporate Bonds -- 25.6%
--------------------------------------------------------------------------------
Aerospace and Defense -- 1.0%
$  3,600,000   Raytheon Co.
                 8.20% due 3/1/06+                                  $  3,655,876
--------------------------------------------------------------------------------
Electronics and Instruments -- 2.1%
   7,200,000   Limestone Electronics Tr.
                 8.625% due 3/15/03+                                   7,258,428
--------------------------------------------------------------------------------
Energy -- 1.9%
   3,000,000   Occidental Petroleum Corp.
                 7.65% due 2/15/06                                     2,983,119
   3,500,000   Phillips Petroleum Co.
                 8.75% due 5/25/10                                     3,705,996
                                                                    ------------
                                                                       6,689,115
--------------------------------------------------------------------------------
Entertainment-Cable-Media -- 3.7%
   2,500,000   Cox Comm., Inc.
                 7.875% due 8/15/09                                    2,494,842
   3,600,000   CSC Hldgs., Inc.
                 8.125% due 7/15/09                                    3,503,412
   3,650,000   Time Warner Entertainment Co.
                 7.25% due 9/1/08                                      3,525,436
   3,650,000   Time Warner, Inc.
                 7.48% due 1/15/08                                     3,565,492
                                                                    ------------
                                                                      13,089,182
--------------------------------------------------------------------------------
Financial-Other -- 1.0%
   3,600,000   Lehman Brothers Hldgs., Inc.
                 6.50% due 10/1/02                                     3,512,736
--------------------------------------------------------------------------------
Machinery-Industrial Specialty -- 1.0%
   3,500,000   Mallinckrodt, Inc.
                 6.30% due 3/15/11+                                    3,453,111
--------------------------------------------------------------------------------
Merchandising-Department Stores -- 1.8%
               Saks, Inc.
   3,600,000     7.00% due 7/15/04                                     3,231,457
   3,600,000     7.25% due 12/1/04                                     3,234,287
                                                                    ------------
                                                                       6,465,744
--------------------------------------------------------------------------------
Merchandising-Food -- 1.0%
   3,500,000   Aramark Svcs., Inc.
                 6.75% due 8/1/04                                      3,317,230
--------------------------------------------------------------------------------
Merchandising-Mass -- 1.0%
   3,400,000   Wal-Mart Stores, Inc.
                 8.75% due 12/29/06                                    3,442,568
--------------------------------------------------------------------------------
Miscellaneous-Capital Goods -- 1.4%
   5,000,000   Ikon Capital, Inc.
                 6.73% due 6/15/01                                     4,913,770
--------------------------------------------------------------------------------
Oil-Integrated-International -- 2.0%
   7,200,000   YPF Sociedad Anonima
                 7.25% due 3/15/03                                     6,984,000
--------------------------------------------------------------------------------
Paper and Forest Products -- 1.0%
   3,500,000   Int'l. Paper Co.
                 8.125% due 7/8/05+                                    3,530,877
--------------------------------------------------------------------------------
Telecommunications -- 5.7%
               Deutsche Telekom Int'l. Finance BV
   3,600,000     8.00% due 6/15/10                                     3,636,828
   3,600,000     8.25% due 6/15/30                                     3,656,092
               GTE Corp.
   3,500,000     6.94% due 4/15/28                                     3,090,986
   3,600,000     7.51% due 4/1/09                                      3,544,488
   3,600,000   Vodafone Airtouch PLC
                 7.75% due 2/15/10+                                    3,569,227
   2,400,000   Williams Comm. Group
                 10.875% due 10/1/09                                   2,346,000
                                                                    ------------
                                                                      19,843,621
--------------------------------------------------------------------------------

                       See notes to financial statements.

+ Rule 144A restricted security.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

Principal
Amount                                                                     Value
--------------------------------------------------------------------------------
Waste Services -- 1.0%
$  3,500,000   USA Waste Svcs., Inc.
                 6.125% due 7/15/01                                $   3,389,036
--------------------------------------------------------------------------------
               Total Corporate Bonds
                 (Cost $90,384,589)                                   89,545,294
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
Collateralized Mortgage Obligation -- 4.5%
--------------------------------------------------------------------------------
$  5,648,076   GE Capital Mortgage Svcs., Inc.
                 1996-3 A7  7.00% due 3/25/26                      $   5,360,364
   6,813,148   Norwest Asset Securities
                 2000-2 A1 7.50% due 4/25/30                           6,753,601
   3,811,266   PNC Mortgage Securities Corp.
                 1998-10 A17  6.50%
                 due 12/25/28                                          3,658,396
--------------------------------------------------------------------------------
               Total Collateralized Mortgage
                 Obligations
                 (Cost $16,055,544)                                   15,772,361
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
Mortgage Pass-Throughs -- 38.9%
--------------------------------------------------------------------------------
               FHLMC
$ 12,100,000     7.00%, (30 yr. TBA)(a)                            $  11,684,062
   1,914,452     6.50% due 6/1/29                                      1,807,664
     967,147     6.50% due 7/1/29                                        913,200
   1,678,100     6.50% due 9/1/29                                      1,584,496
     637,468     7.00% due 8/1/08                                        629,500
               FNMA
   5,500,000     6.00%, (15 yr. TBA)(a)                                5,200,938
   1,000,000     6.50%, (15 yr. TBA)(a)                                  963,750
   5,500,000     7.00%, (15 yr. TBA)(a)                                5,393,438
  24,900,000     7.00%, (30 yr. TBA)(a)                               24,020,731
  23,450,000     7.50%, (30 yr. TBA)(a)                               23,098,250
  16,500,000     8.00%, (30 yr. TBA)(a)                               16,561,875
   9,000,000     8.50%, (30 yr. TBA)(a)                                9,160,308
   4,176,707     6.50% due 11/1/28                                     3,941,141
     535,674     8.00% due 6/1/08                                        540,136
       4,512     8.25% due 1/1/09                                          4,613
     228,765     8.50% due 8/1/09                                        232,574
               GNMA
  25,200,000     8.00%, (30 yr. TBA)(a)                               25,459,862
     940,719     6.50% due 1/15/29                                       892,817
     987,243     6.50% due 2/15/29                                       936,973
     530,792     6.50% due 3/15/29                                       503,764
   2,428,512     6.50% due 4/15/29                                     2,304,851
     152,273     6.50% due 7/15/29                                       144,518
--------------------------------------------------------------------------------
               Total Mortgage Pass-Throughs
                 (Cost $135,722,452)                                135,979,461
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
Sovereign Debt -- 1.0%
--------------------------------------------------------------------------------
$  3,600,000   Quebec Province CDA
                 7.50% due 9/15/29
                 (Cost $3,465,567)                                 $   3,530,117
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
U.S. Government and Agencies -- 19.1%
--------------------------------------------------------------------------------
               FNMA
$ 12,625,000     7.25% due 1/15/10                                 $  12,728,071
   3,500,000     7.25% due 5/15/30                                     3,563,322
               U.S. Treasury Bonds
   1,570,000     5.25% due 2/15/29                                     1,392,885
   4,000,000     6.00% due 2/15/26                                     3,910,000
   2,175,000     6.125% due 11/15/27                                   2,168,203
   4,850,000     6.125% due 8/15/29                                    4,901,531
   3,950,000     6.25% due 5/15/30                                     4,146,268
   5,500,000     6.625% due 2/15/27                                    5,831,721
   4,000,000     9.25% due 2/15/16                                     5,182,500
               U.S. Treasury Notes
   3,500,000     4.25% due 11/15/03                                    3,283,438
   2,450,000     5.50% due 2/15/08                                     2,345,875
   1,800,000     6.00% due 8/15/09                                     1,785,375
   1,900,000     6.50% due 8/15/05                                     1,920,187
   6,175,000     6.50% due 2/15/10                                     6,385,339
   7,200,000     6.75% due 5/15/05                                     7,368,754
--------------------------------------------------------------------------------
               Total U.S. Government and Agencies
                 (Cost $65,760,203)                                   66,913,469
--------------------------------------------------------------------------------

                       See notes to financial statements.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
The Guardian Bond Fund, Inc.
----------------------------

SCHEDULE OF INVESTMENTS
June 30, 2000 (Unaudited) (Continued)

--------------------------------------------------------------------------------
Commercial Paper -- 34.9%
--------------------------------------------------------------------------------
Principal
Amount                                                                     Value
--------------------------------------------------------------------------------
Building Materials and Homebuilders -- 4.0%
$ 14,000,000   Martin Marietta Materials, Inc.
                 6.57% due 7/17/00(a)                             $  13,959,120
--------------------------------------------------------------------------------
Computer Systems -- 2.1%
   7,475,000   Xerox Corp.
                 6.72% due 7/20/00(a)                                 7,448,489
--------------------------------------------------------------------------------
Conglomerates -- 2.8%
   9,600,000   Invensys PLC
                 6.63% due 7/17/00(a)                                 9,571,712
--------------------------------------------------------------------------------
Financial-Banks -- 4.0%
  14,000,000   Baus Funding LLC
                 6.52% due 7/17/00(a)                                13,959,431
--------------------------------------------------------------------------------
Financial-Other -- 14.3%
  11,754,000   Amsterdam Funding Corp.
                 6.59% due 7/24/00(a)                                11,704,512
  14,000,000   Duke Capital Corp.
                 6.59% due 7/24/00(a)                                13,941,056
   4,200,000   General Electric Capital Corp.
                 6.54% due 7/20/00(a)                                 4,185,503
   6,450,000   John Deere Capital Corp.
                 6.54% due 7/17/00(a)                                 6,431,252
  14,000,000   Textron Fin. Corp.
                 6.57% due 7/17/00(a)                                13,959,120
                                                                  -------------
                                                                     50,221,443
--------------------------------------------------------------------------------
Merchandising-Department Stores -- 4.0%
  14,000,000   Target Corp.
                 6.57% due 7/17/00(a)                                13,959,120
--------------------------------------------------------------------------------
Telecommunications -- 3.7%
  13,000,000   AT & T Capital Corp.
                 6.50% due 7/17/00(a)                                12,962,445
--------------------------------------------------------------------------------
               Total Commercial Paper
                 (Cost $122,081,760)                                122,081,760
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
Repurchase Agreement -- 2.1%
--------------------------------------------------------------------------------
$  7,245,000   State Street Bank & Trust Co.
               repurchase agreement,
               dated 6/30/00, maturity
               value $7,248,955 at 6.55%
               due 7/3/00(1)
                 (Cost $7,245,000)                                $   7,245,000
--------------------------------------------------------------------------------
Total Investments -- 134.1%
  (Cost $468,971,193)                                               469,061,425
Payables for Mortgage Pass-Throughs
  Delayed Delivery Securities(a) -- (34.6)%                        (121,136,232)
Cash, Receivables and Other
  Assets Less Liabilities -- 0.5%                                     1,828,082
--------------------------------------------------------------------------------
Net Assets -- 100.0%                                              $ 349,753,275
--------------------------------------------------------------------------------

(1) The repurchase agreement is fully collateralized by U.S. Government and/or agency obligations based on market prices at the date of the portfolio.
(a) Commercial paper and repurchase agreement are segregated to cover forward mortgage purchases.

                       See notes to financial statements.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

STATEMENT OF ASSETS AND LIABILITIES
June 30, 2000 (Unaudited)

ASSETS
   Investments, at market (cost $468,971,193)                     $ 469,061,425
   Cash                                                                      97
   Receivable for securities sold                                    22,054,853
   Interest receivable                                                4,003,720
   Receivable for fund shares sold                                       24,360
   Other assets                                                             490
                                                                  -------------
   TOTAL ASSETS                                                     495,144,945
                                                                  -------------

LIABILITIES
   Payable for forward mortgage securities
     purchased                                                      121,136,232
   Payable for securities purchased                                  23,781,833
   Payable for fund shares redeemed                                     291,490
   Accrued expenses                                                      38,420
   Due to affiliates                                                    143,695
                                                                  -------------
   TOTAL LIABILITIES                                                145,391,670
                                                                  -------------
     NET ASSETS                                                   $ 349,753,275
                                                                  =============

COMPONENTS OF NET ASSETS
   Capital stock, at par                                          $   2,961,213
   Additional paid-in capital                                       354,627,419
   Undistributed net investment income                               11,916,501
   Accumulated net realized loss on investments                     (19,842,090)
   Net unrealized appreciation of investments                            90,232
                                                                  -------------
     NET ASSETS                                                   $ 349,753,275
                                                                  =============

   Shares Outstanding -- $0.10 par value                             29,612,133
                                                                  -------------

NET ASSET VALUE PER SHARE                                         $       11.81
                                                                  =============

STATEMENT OF OPERATIONS
Six Months Ended
June 30, 2000 (Unaudited)

Investment Income:
   Interest                                                        $ 12,708,009
                                                                  -------------

Expenses:
   Investment advisory fees -- Note B                                   891,425
   Custodian fees                                                        52,736
   Printing expense                                                      11,208
   Audit fees                                                             9,883
   Directors' fees -- Note B                                              6,215
   Registration fees                                                      2,281
   Legal fees                                                             1,974
   Insurance expense                                                        403
   Loan commitment fees -- Note H                                           277
   Other                                                                    350
                                                                   ------------
   Total Expenses                                                       976,752
                                                                   ------------

   Net Investment Income                                             11,731,257
                                                                   ------------

Realized and Unrealized Gain/(Loss)
  on Investments -- Note F
   Net realized loss on investments                                 (11,256,271)
   Net change in unrealized depreciation
     of investments                                                  11,638,305
                                                                   ------------
Net Realized and Unrealized Gain
  on Investments                                                        382,034
                                                                   ------------
Net Increase in Net Assets
  from Operations                                                  $ 12,113,291
                                                                   ============

                       See notes to financial statements.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
The Guardian Bond Fund, Inc.
----------------------------

STATEMENT OF CHANGES IN NET ASSETS

                                                                                          Six Months        Year Ended
                                                                                               Ended      December 31,
                                                                                       June 30, 2000              1999
                                                                                          (Unaudited)         (Audited)
                                                                                       -------------     -------------
INCREASE/(DECREASE) IN NET ASSETS
 From Operations:
    Net investment income                                                              $  11,731,257     $  21,052,916
    Net realized loss on investments                                                     (11,256,271)       (8,373,543)
    Net change in unrealized appreciation/(depreciation) of investments                   11,638,305       (15,282,158)
                                                                                       -------------     -------------
      Net Increase/(Decrease) in Net Assets from Operations                               12,113,291        (2,602,785)
                                                                                       -------------     -------------

 Dividends and Distributions to Shareholders from:
    Net investment income                                                                         --       (21,062,469)
    Net realized gain on investments                                                              --          (965,082)
                                                                                       -------------     -------------
      Total Dividends and Distributions to Shareholders                                           --       (22,027,551)
                                                                                       -------------     -------------

 From Capital Share Transactions:
    Net increase/(decrease) in net assets from capital share transactions -- Note G      (38,790,770)       19,673,995
                                                                                       -------------     -------------
      Net Decrease in Net Assets                                                         (26,677,479)       (4,956,341)

 Net Assets:
    Beginning of period                                                                  376,430,754       381,387,095
                                                                                       -------------     -------------
    End of period*                                                                     $ 349,753,275     $ 376,430,754
                                                                                       =============     =============

* Includes undistributed net investment income of:                                     $  11,916,501     $     185,244

                       See notes to financial statements.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

FINANCIAL HIGHLIGHTS
Selected data for a share of capital stock outstanding throughout the periods indicated:

                                    Six Months
                                      Ended                        Year Ended December 31, (Audited)
                                   June 30, 2000       --------------------------------------------------------------
                                    (Unaudited)         1999          1998          1997          1996          1995
                                   ----------------------------------------------------------------------------------
Net asset value,
   beginning of period ..........      $11.41          $12.23        $12.11        $11.83        $12.25        $11.08
                                       ------          ------        ------        ------        ------        ------
Income from investment
   operations:
   Net investment income ........        0.40            0.68          0.69          0.75          0.76          0.76
   Net realized and
     unrealized gain/
     (loss) on investments ......          --           (0.79)         0.28          0.29         (0.42)         1.17
                                       ------          ------        ------        ------        ------        ------
   Net increase/(decrease)
     from investment
     operations .................        0.40           (0.11)         0.97          1.04          0.34          1.93
                                       ------          ------        ------        ------        ------        ------

Dividends and Distributions
   to Shareholders from:
   Net investment income ........          --           (0.68)        (0.69)        (0.76)        (0.76)        (0.76)
   Net realized gain ............          --           (0.03)        (0.16)           --            --            --
                                       ------          ------        ------        ------        ------        ------
   Total dividends and
     distributions ..............          --           (0.71)        (0.85)        (0.76)        (0.76)        (0.76)
                                       ------          ------        ------        ------        ------        ------
Net asset value, end of
     period .....................      $11.81          $11.41        $12.23        $12.11        $11.83        $12.25
                                       ------          ------        ------        ------        ------        ------

Total return* ...................        3.51%          (0.84)%        8.10%         8.99%         2.88%        17.59%
                                       ------          ------        ------        ------        ------        ------
Ratios/supplemental data:
   Net assets, end of period
     (000's omitted) ............    $349,753        $376,431      $381,387      $355,412      $354,433      $374,462
   Ratio of expenses to
     average net assets .........        0.55%(a)        0.57%         0.67%         0.59%         0.54%         0.54%
   Ratio of expenses (excluding
     interest expense) to average
     net assets .................         N/A            0.55%         0.55%         0.55%          N/A           N/A
   Ratio of net investment
     income to average net assets        6.58%(a)        5.78%         5.51%         6.15%         6.12%         6.43%
   Portfolio turnover
     rate .......................         156%            257%          287%          340%          188%          298%

* Total returns do not reflect the effects of charges deducted pursuant to the terms of GIAC's variable contracts. Inclusion of such charges would reduce the total returns for all periods shown.
(a)   Annualized.

                       See notes to financial statements.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
The Guardian Cash Fund, Inc.
----------------------------

SCHEDULE OF INVESTMENTS
June 30, 2000 (Unaudited)

--------------------------------------------------------------------------------
Commercial Paper -- 94.7%
--------------------------------------------------------------------------------
Principal                                        Maturity
Amount                                             Date                    Value
-------------------------------------------------------------------------------
FINANCIAL -- 47.6%
Asset Backed Securities-Other -- 13.3%
$    18,000,000   Clipper Receivables Corp.
                     6.57%                         7/21/00         $ 17,934,300
                  Govco, Inc.
     12,500,000     6.56%                          8/21/00           12,383,833
      7,000,000     6.56%                          8/22/00            6,933,671
     18,000,000   Variable Funding Capital
                     6.57%                         7/5/00            17,986,860
                                                                   ------------
                                                                     55,238,664
-------------------------------------------------------------------------------
Banks -- 12.0%
     18,000,000   Bank of America Corp.
                     6.64%                        10/10/00           17,664,680
     15,000,000   Deutsche Bank
                     6.22%                         7/10/00           15,000,000
     17,000,000   Dresdner U.S. Fin.
                    6.54%                           7/3/00           16,993,823
                                                                   ------------
                                                                     49,658,503
-------------------------------------------------------------------------------
Finance Companies -- 17.5%
     18,000,000   Associates First Capital
                     6.54%                         7/24/00           17,924,790
      8,000,000   California Housing Fin.
                     6.80%                          7/5/00            8,000,000
     16,000,000   Household Fin. Corp.
                     6.55%                          7/5/00           15,988,356
     16,000,000   Goldman Sachs Group, Inc.
                     6.54%                         7/11/00           15,970,933
     15,000,000   Private Export Funding Corp.
                     6.10%                          7/6/00           14,987,292
                                                                   ------------
                                                                     72,871,371
-------------------------------------------------------------------------------
Utilities-Electric and Water -- 4.8%
     20,000,000   Nat'l. Rural Utils. Coop. Fin.
                     Corp., 5.97%                   7/6/00           19,983,417
-------------------------------------------------------------------------------
                  TOTAL FINANCIAL                                   197,751,955
-------------------------------------------------------------------------------

INDUSTRIAL -- 47.1%
Automotive -- 12.9%
     18,000,000   DaimlerChrysler NA Hldg. Corp.
                     6.53%                         7/17/00           17,947,760
     18,000,000   Ford Motor Co.
                     6.54%                          7/7/00           17,980,380
     18,000,000   General Motors Acceptance Corp.
                    6.53%                          7/18/00           17,944,495
                                                                   ------------
                                                                     53,872,635
-------------------------------------------------------------------------------
Conglomerates -- 7.9%
     18,000,000   General Electric Capital Corp.
                     6.58%                         8/15/00           17,851,950
     14,909,000   Invensys PLC
                     6.90%                          7/6/00           14,894,712
                                                                   ------------
                                                                     32,746,662
-------------------------------------------------------------------------------
Food, Beverage and Tobacco -- 4.3%
     18,000,000   Heinz (H.J.) Co.
                     6.54%                         8/11/00           17,865,930
-------------------------------------------------------------------------------
Manufacturing -- 3.6%
     15,000,000   Illinois Tool Works, Inc.
                     6.55%                         7/25/00           14,934,500
-------------------------------------------------------------------------------
Metals-Miscellaneous -- 4.3%
     18,000,000   Rio Tinto America, Inc.
                     6.54%                         8/14/00           17,856,120
-------------------------------------------------------------------------------
Oil and Gas Services -- 4.1%
     17,000,000   Equilon Enterprises LLC
                     6.53%                          8/4/00           16,895,157
-------------------------------------------------------------------------------
Telecommunications -- 6.4%
     19,000,000   AT & T Capital Corp.
                     6.54%                          8/8/00           18,868,837
      8,000,000   Bell Atlantic Finl. Svcs.
                     6.50%                          7/3/00            7,997,111
                                                                   ------------
                                                                     26,865,948
-------------------------------------------------------------------------------
Utilities-Electric and Water -- 3.6%
     15,000,000   Duke Capital Corp.
                     7.00%                          7/5/00           14,988,334
-------------------------------------------------------------------------------
                  TOTAL INDUSTRIAL                                  196,025,286
-------------------------------------------------------------------------------
                  Total Commercial Paper
                    (Cost $393,777,241)                             393,777,241
-------------------------------------------------------------------------------

--------------------------------------------------------------------------------
Repurchase Agreement -- 5.3%
--------------------------------------------------------------------------------
$    22,130,000   State Street Bank & Trust Co.
                  repurchase agreement, dated
                  6/30/00, maturity value
                  $22,142,079 at 6.55%
                  due 7/3/00(1)
                     (Cost $22,130,000)                            $ 22,130,000
-------------------------------------------------------------------------------
Total Investments -- 100.0%
  (Cost $415,907,241)                                               415,907,241
Liabilities in Excess of Cash,
  Receivables and Other Assets -- (0.0)%                                (90,535)
-------------------------------------------------------------------------------
Net Assets -- 100.0%                                               $415,816,706
-------------------------------------------------------------------------------

(1) The repurchase agreement is fully collateralized by U.S. Government and/or agency obligations based on market prices at the date of the portfolio.

                       See notes to financial statements.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

STATEMENT OF ASSETS AND LIABILITIES
June 30, 2000 (Unaudited)

ASSETS
   Investments, at market (cost $415,907,241)                       $415,907,241
   Cash                                                                      617
   Interest receivable                                                   427,288
   Receivable for fund shares sold                                        61,008
   Other assets                                                              612
                                                                    ------------
   TOTAL ASSETS                                                      416,396,766
                                                                    ------------

LIABILITIES
   Payable for fund shares redeemed                                      343,893
   Accrued expenses                                                       61,552
   Due to affiliates                                                     174,615
                                                                    ------------
   TOTAL LIABILITIES                                                     580,060
                                                                    ------------
     NET ASSETS                                                     $415,816,706
                                                                    ============

COMPONENTS OF NET ASSETS
   Capital stock, at par                                            $  4,158,167
   Additional paid-in capital                                        411,658,539
                                                                    ------------
     NET ASSETS                                                     $415,816,706
                                                                    ============

   Shares Outstanding -- $0.10 par value                              41,581,671
                                                                    ------------

NET ASSET VALUE PER SHARE                                           $      10.00
                                                                    ============

STATEMENT OF OPERATIONS
SIX MONTHS ENDED
June 30, 2000 (Unaudited)

Investment Income:
   Interest                                                          $13,203,517
                                                                     -----------

Expenses:
   Investment advisory fees -- Note B                                  1,077,704
   Custodian fees                                                         42,668
   Printing expense                                                       12,706
   Audit fees                                                              9,633
   Directors' fees -- Note B                                               6,215
   Legal fees                                                              2,038
   Registration fees                                                         994
   Insurance expense                                                         503
   Loan commitment fees -- Note H                                            340
   Other                                                                     350
                                                                     -----------
   Total Expenses                                                      1,153,151
                                                                     -----------

Net Investment Income,
  Representing Net Increase in
    Net Assets from Operations                                       $12,050,366
                                                                     ===========

                       See notes to financial statements.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
The Guardian Cash Fund, Inc.
----------------------------

STATEMENT OF CHANGES IN NET ASSETS

                                                                                          Six Months        Year Ended
                                                                                               Ended       December 31
                                                                                       June 30, 2000              1999
                                                                                          (Unaudited)         (Audited)
                                                                                       -------------     -------------
INCREASE/(DECREASE) IN NET ASSETS
 From Operations:
    Net investment income                                                              $  12,050,366     $  21,309,724
                                                                                       -------------     -------------
      Net Increase in Net Assets from Operations                                          12,050,366        21,309,724
                                                                                       -------------     -------------
 Dividends to Shareholders from:
    Net investment income                                                                (12,050,366)      (21,309,724)
                                                                                       -------------     -------------
 From Capital Share Transactions:
    Net increase/(decrease) in net assets from capital share transactions -- Note G      (68,311,713)       64,645,765
                                                                                       -------------     -------------
      Net Increase/(Decrease) in Net Assets                                              (68,311,713)       64,645,765

 Net Assets:
    Beginning of period                                                                  484,128,419       419,482,654
                                                                                       -------------     -------------
    End of period                                                                      $ 415,816,706     $ 484,128,419
                                                                                       =============     =============

                       See notes to financial statements.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

FINANCIAL HIGHLIGHTS
Selected data for a share of capital stock outstanding throughout the periods indicated:

                                           Six Months
                                              Ended                             Year Ended December 31, (Audited)
                                          June 30, 2000        --------------------------------------------------------------
                                           (Unaudited)          1999          1998          1997          1996         1995
                                          -----------------------------------------------------------------------------------
Net asset value, beginning of period .        $10.00           $10.00        $10.00        $10.00        $10.00        $10.00
                                              ------           ------        ------        ------        ------        ------
Income from investment
   operations:
   Net investment
    income ..........................           0.28             0.47          0.50          0.50          0.49          0.54

Dividends to
   Shareholders from:
   Net investment income ............          (0.28)           (0.47)        (0.50)        (0.50)        (0.49)        (0.54)
                                              ------           ------        ------        ------        ------        ------

Net asset value, end of period ......         $10.00           $10.00        $10.00        $10.00        $10.00        $10.00
                                              ------           ------        ------        ------        ------        ------

Total return* .......................           2.82%            4.77%         5.10%         5.14%         4.98%         5.52%
                                              ------           ------        ------        ------        ------        ------

Ratios/supplemental data:
   Net assets, end of period
    (000's omitted) .................       $415,817         $484,128      $419,483      $368,122      $378,322      $356,820
   Ratio of expenses to
    average net assets ..............           0.54%(a)         0.53%         0.53%         0.54%         0.54%         0.54%
   Ratio of net investment
    income to average net assets ....           5.59%(a)         4.68%         4.99%         5.02%         4.86%         5.39%

* Total returns do not reflect the effects of charges deducted pursuant to the terms of GIAC's variable contracts. Inclusion of such charges would reduce the total returns for all periods shown.
(a)   Annualized.

                       See notes to financial statements.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
The Guardian Variable Contract Funds, The Guardian Bond Fund,
The Guardian Cash Fund
-------------------------------------------------------------

COMBINED NOTES TO FINANCIAL STATEMENTS
June 30, 2000 (Unaudited)

----------------------------------------------
Note A -- Organization and Accounting Policies
----------------------------------------------

      The Guardian Variable Contract Funds, Inc. (GVCF) was organized in March 1983 and was formerly known as "The Guardian Stock Fund, Inc." prior to September 13, 1999. Shares are offered in four series: The Guardian Stock Fund
(GSF), The Guardian VC 500 Index Fund (GVC500IF), The Guardian VC Asset Allocation Fund (GVCAAF), and The Guardian VC High Yield Bond Fund (GVCHYBF). The Guardian Life Insurance Company of America (Guardian Life) commenced investment into the GVCHYBF on August 17, 1999, GVC500IF on August 25, 1999, and the GVCAAF on September 15, 1999, with 107,281 shares for $1,072,813; 20,027,804 shares for $200,278,036; and 2,500,000 shares for $25,000,000, respectively, to facilitate operations.

      GVCF, The Guardian Bond Fund, Inc. (GBF) and The Guardian Cash Fund, Inc.
(GCF), are each incorporated in the state of Maryland and are diversified open-end management investment companies registered under the Investment Company Act of 1940, as amended (1940 Act). Each series of GVCF and GBF and GCF are referred to collectively as the "Funds" and individually as a "Fund."

      GSF offers two classes of shares: Class I and Class II. The Class I shares of GSF, and shares of GVC500IF, GVCAAF, GVCHYBF, GBF and GCF, are only sold to certain separate accounts of The Guardian Insurance & Annuity Company, Inc.
(GIAC). GIAC is a wholly-owned subsidiary of Guardian Life. GSF's Class II shares are offered through the ownership of variable annuities and variable life insurance policies issued by other insurance companies that offer GSF as an investment option through their separate accounts. The two classes of shares for GSF represent interests in the same portfolio of investments, have the same rights and are generally identical in all respects except that each class bears certain class expenses, and has exclusive voting rights with respect to any matter to which a separate vote of any class is required. As of June 30, 2000, no Class II shares have been issued.

      The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

      Significant accounting policies of the Funds are as follows:

Investments

      Securities listed on national securities exchanges are valued based upon closing prices on these exchanges. Securities traded in the over-the-counter market and listed securities for which there have been no trades for the day are valued at the mean of the bid and asked prices.

      Pursuant to valuation procedures approved by the Board of Directors, certain debt securities may be valued each business day by an independent pricing service (Service). Debt securities for which quoted bid prices are readily available and representative of the bid side of the market, in the judgement of the Service, are valued at the bid price. Other debt securities that are valued by the Service are carried at fair value as determined by the Service, based on methods which include consideration of: yields or prices of securities of comparable quality, coupon, maturity and type; indications as to values from dealers; and general market conditions.

      Securities for which market quotations are not readily available, including certain mortgage-backed securities and restricted securities, are valued by using methods that each Fund's Board of Directors, in good faith, believes will accurately reflect their fair value.

      The valuation of securities held by GCF is based upon their amortized cost which approximates market value, in accordance with Rule 2a-7 under the 1940 Act. Amortized cost valuations do not take into account unrealized gains and losses.

      Investment securities transactions are recorded on the date of purchase or sale. Repurchase agreements are carried at cost, which approximates value (see Note C).

      Net realized gain or loss on sales of investments is determined on an identified cost basis. Interest income, including amortization of premium and discount, is

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

COMBINED NOTES TO FINANCIAL STATEMENTS
June 30, 2000 (Unaudited) (Continued)

recorded when earned. Dividends are recorded on the ex-dividend date.

Foreign Currency Translation

      GSF, GVC500IF, and GVCHYBF are permitted to buy international securities that are not U.S. dollar denominated. Their books and records are maintained in U.S. dollars as follows:

      (1) The foreign currency market value of investment securities and other assets and liabilities stated in foreign currencies are translated into U.S. dollars at the current rate of exchange.

      (2) Purchases, sales, income and expenses are translated at the rate of exchange prevailing on the respective dates of such transactions.

      The resulting gains and losses are included in the Statement of Operations as follows:

      Realized foreign exchange gains and losses, which result from changes in foreign exchange rates between the date on which a Fund earns dividends and interest or pays foreign withholding taxes or other expenses and the date on which U.S. dollar equivalent amounts are actually received or paid, are included in net realized gain or loss on foreign currency related transactions. Realized foreign exchange gains and losses which result from changes in foreign exchange rates between the trade and settlement dates on security and currency transactions are also included in net realized gains and losses on foreign currency related transactions. Net currency gains and losses from valuing other assets and liabilities denominated in foreign currency at the period end exchange rate are reflected in net change in unrealized appreciation or depreciation from translation of assets and liabilities denominated in foreign currencies.

Forward Foreign Currency Contracts

      GSF, GVC500IF, and GVCHYBF may enter into forward foreign currency contracts in connection with planned purchases or sales of securities, or to hedge against changes in currency exchange rates affecting the values of securities denominated in a particular currency. A forward foreign currency contract is a commitment to purchase or sell a foreign currency at a future date at a negotiated forward exchange rate. Fluctuations in the value of forward foreign currency exchange contracts are recorded for book purposes as unrealized gains or losses on foreign currency related transactions by the Fund. When forward contracts are closed, the Funds record realized gains or losses equal to the difference between the values of such forward contracts at the time each was opened and the value at the time each was closed. Such amounts are recorded in net realized gains or losses on foreign currency related transactions. The Funds will not enter into a forward foreign currency contract if such contract would obligate the applicable Fund to deliver an amount of foreign currency in excess of the value of the Fund's portfolio securities or other assets denominated in that currency.

Futures Contracts

      GSF, GVC500IF, GVCAAF and GVCHYBF may enter into financial futures contracts for the delayed delivery of securities, currency or contracts based on financial indices at a fixed price on a future date. In entering into such contracts, the Funds are required to deposit either in cash or securities an amount equal to a certain percentage of the contract amount. Subsequent payments are made or received by the Funds each day, depending on the daily fluctuations in the value of the underlying security, and are recorded for financial statement purposes as unrealized gains or losses by the Funds. The Funds' investments in financial futures contracts are designed to hedge against anticipated future changes in interest or exchange rates or securities prices (or for non-hedging purposes). Should interest or exchange rates or securities prices move unexpectedly, the Funds may not achieve the anticipated benefits of the financial futures contracts and may realize a loss.

Taxes

      Each Fund qualifies and intends to remain qualified to be taxed as a "regulated investment company" under the provisions of the Internal Revenue Code
(Code), and as such will not be subject to federal income tax on investment income (including any realized capital gains) which is distributed to its shareholders in accordance with the applicable provisions of the Code. Therefore, no federal income tax provision is required.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
The Guardian Variable Contract Funds, The Guardian Bond Fund,
The Guardian Cash Fund
-------------------------------------------------------------

COMBINED NOTES TO FINANCIAL STATEMENTS
June 30, 2000 (Unaudited) (Continued)

Reclassifications of Capital Accounts

      The treatment for financial statement purposes of distributions made during the year from net investment income and net realized gains may differ from their ultimate treatment for federal income tax purposes. These differences primarily are caused by differences in the timing of the recognition of certain components of income or capital gain, and the recharacterization of foreign exchange gains or losses to either ordinary income or realized capital gains for federal income tax purposes. Where such differences are permanent in nature, they are reclassified in the components of net assets based on their ultimate characterization for federal income tax purposes. Any such reclassifications will have no effect on net assets, results of operations, or net asset value per share of the Funds.

Dividend Distributions

      GSF, GVC500IF, GVCAAF, GVCHYBF and GBF intend to distribute each year, as dividends or capital gain distributions, substantially all net investment income and net capital gains realized. All such dividends or distributions are credited in the form of additional shares of the applicable Fund at net asset value on the ex-dividend date. Such distributions are determined in conformity with federal income tax regulations. Differences between the recognition of income on an income tax basis and recognition of income based on generally accepted accounting principles may cause temporary overdistributions of net realized gains and net investment income. Currently, the policy of GSF, GVC500IF, GVCAAF, GVCHYBF and GBF is to distribute net investment income approximately every six months and net capital gains annually. This policy is, however, subject to change at any time by each Fund's Board of Directors.

      GCF earns interest on its investments and declares all of its net investment income, increased or decreased by realized gains or losses, each day GCF is open for business. Earnings for Saturdays, Sundays and holidays are declared as a dividend on the next business day. All dividends and distributions are credited in the form of additional shares of GCF at net asset value on the payable date.

-----------------------------------------------------------------------
Note B - Investment Advisory Agreements and Payments to Related Parties
-----------------------------------------------------------------------

      Each Fund has an investment advisory agreement with Guardian Investor Services Corporation (GISC), a wholly-owned subsidiary of GIAC. GSF, GVCAAF, GBF and GCF pay investment advisory fees at an annual rate of .50% of the average daily net assets of each Fund. GVC500IF and GVCHYBF pay investment advisory fees at an annual rate of .25% and .60%, respectively, of their average daily net assets. GISC voluntarily assumes a portion of the ordinary operating expenses (excluding interest expense associated with securities lending) that exceeds
 .28% of the average daily net assets of GVC500IF. As it relates to the subsidy for GVC500IF, GISC subsidized .06% of the ordinary operating expenses of GVC500IF and $79,230 for the six month period ending June 30, 2000. If total expenses of any Fund, (excluding taxes, interest and brokerage commissions, but including the investment advisory fee) exceed 1% per annum of the average daily net assets of the Fund, GISC has agreed to assume any such expenses. None of the Funds exceeded this limit during the six months ended June 30, 2000.

      There are no duplicative advisory fees charged to GVCAAF on assets invested in other Guardian Funds. Under an SEC exemptive order, advisory fees are paid at the underlying Fund level.

      No compensation is paid by any of the Funds to a director who is deemed to be an "interested person" (as defined in the 1940 Act) of a Fund. Each director not deemed an "interested person" is paid an annual fee of $500 by each Fund, and $350 for attendance at each meeting of each Fund.

-------------------------------
Note C -- Repurchase Agreements
-------------------------------

      Collateral underlying repurchase agreements takes the form of either cash or fully negotiable U.S. government securities. Repurchase agreements are fully collateralized (including the interest earned thereon) and such collateral is marked-to-market daily while agreements remain in force. If the value of the underlying securities

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

COMBINED NOTES TO FINANCIAL STATEMENTS
June 30, 2000 (Unaudited) (Continued)

falls below the value of the repurchase price plus accrued interest, the Funds will require the seller to deposit additional collateral by the next business day. If the request for additional collateral is not met, or the seller defaults, the Funds maintain the right to sell the collateral and may claim any resulting loss against the seller. Each Fund's Board of Directors has established standards to evaluate creditworthiness of broker-dealers and banks which engage in repurchase agreements with each Fund.

---------------------------------------
Note D -- Reverse Repurchase Agreements
---------------------------------------

      GBF and GVCHYBF may enter into reverse repurchase agreements with banks or third-party broker-dealers to borrow short-term funds. Interest on the value of reverse repurchase agreements is based upon competitive market rates at the time of issuance. At the time GBF and GVCHYBF enter into a reverse repurchase agreement, the Funds establish and maintain cash, U.S. government securities or liquid, unencumbered securities that are marked-to-market daily in a segregated account with the Funds' custodian. The value of such segregated assets must be at least equal to the value of the repurchase obligation (principal plus accrued interest), as applicable. Reverse repurchase agreements involve the risk that the buyer of the securities sold by GBF and GVCHYBF may be unable to deliver the securities when the Funds seek to repurchase them.

----------------------------------
Note E -- Dollar Roll Transactions
----------------------------------

      GBF and GVCHYBF may enter into dollar roll transactions with financial institutions to take advantage of opportunities in the mortgage market. A dollar roll transaction involves a sale by the Fund of securities that it holds with an agreement by the Fund to repurchase similar securities at an agreed upon price and date. The securities repurchased will bear the same interest as those sold, but generally will be collateralized at time of delivery by different pools of mortgages with different prepayment histories than those securities sold. During the period between the sale and repurchase, the Fund will not be entitled to receive interest and principal payments on the securities sold. Dollar roll transactions involve the risk that the buyer of the securities sold by GBF and GVCHYBF may be unable to deliver the securities when the Funds seek to repurchase them.

---------------------------------
Note F -- Investment Transactions
---------------------------------

      Purchases and proceeds from sales of securities (excluding short-term securities) for the six months ended June 30, 2000 were as follows:

                                                  GSF                GVC500IF
                                                  ---                --------
      Purchases .......................     $1,940,969,416        $  102,718,762
      Proceeds ........................     $2,104,415,257        $      649,965

                                                 GVCAAF               GVCHYBF
                                                 ------               -------
      Purchases .......................     $       21,010        $   18,328,794
      Proceeds ........................     $           --        $   15,694,985

                                                  GBF
                                                  ---
      Purchases .......................     $  544,853,980
      Proceeds ........................     $  574,275,890

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
The Guardian Variable Contract Funds, The Guardian Bond Fund,
The Guardian Cash Fund
-------------------------------------------------------------

COMBINED NOTES TO FINANCIAL STATEMENTS
June 30, 2000 (Unaudited) (Continued)

      The cost of investments owned at June 30, 2000 for federal income tax purposes was substantially the same as the cost for financial reporting purposes. The gross unrealized appreciation and depreciation of investments at June 30, 2000 for GSF, GVC500IF, GVCAAF, GVCHYBF, and GBF were as follows:

                                                             GSF             GVC500IF
                                                             ---             --------
      Gross Appreciation .........................     $1,468,355,927      $ 39,501,442
      Gross Depreciation .........................        (67,330,804)      (29,890,709)
                                                       --------------      ------------
        Net Unrealized Appreciation ..............     $1,401,025,123      $  9,610,733
                                                       --------------      ------------

                                                            GVCAAF            GVCHYBF
                                                            ------            -------
      Gross Appreciation .........................     $    1,236,387      $    238,649
      Gross Depreciation .........................                 --        (1,286,936)
                                                       --------------      ------------
        Net Unrealized Appreciation/(Depreciation)     $    1,236,387      $ (1,048,287)
                                                       --------------      ------------

                                                             GBF
                                                             ---
      Gross Appreciation .........................     $    2,858,369
      Gross Depreciation .........................         (2,768,137)
                                                       ---------------
        Net Unrealized Appreciation ..............     $       90,232
                                                       ---------------

---------------------------------------
Note G -- Transactions in Capital Stock
---------------------------------------

      There are 800,000,000 shares of $0.001 par value capital stock authorized for the Guardian Variable Contract Funds, Inc., divided into two classes, designated Class I and Class II shares. GSF Class I consists of 300,000,000 shares; GVC500IF Class I consists of 200,000,000 shares; GVCAAF Class I and GVCHYBF Class I each consist of 100,000,000 shares; and GSF Class II consists of 100,000,000 shares. There are 100,000,000 shares of $0.10 par value capital stock authorized for each of GBF and GCF. Through June 30, 2000, no Class II shares of GSF were sold. Transactions in capital stock were as follows:

                                       Six Months Ended         Year Ended       Six Months Ended          Year Ended
                                               June 30,       December 31,               June 30,        December 31,
                                                   2000               1999                   2000                1999
                                            (Unaudited)          (Audited)            (Unaudited)           (Audited)
---------------------------------------------------------------------------------------------------------------------
                                                        Shares                                    Amount
---------------------------------------------------------------------------------------------------------------------
o The Guardian Stock Fund
Shares sold                                   2,474,583          3,895,845          $ 139,518,564       $ 200,708,021
Shares issued in reinvestment of
  dividends and distributions                        --         10,952,668                     --         579,528,909
Shares repurchased                           (5,950,118)       (13,883,608)          (333,425,844)       (710,398,541)
---------------------------------------------------------------------------------------------------------------------
  Net increase/(decrease)                    (3,475,535)           964,905          $(193,907,280)      $  69,838,389
---------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

COMBINED NOTES TO FINANCIAL STATEMENTS
June 30, 2000 (Unaudited) (Continued)

                                             Six Months Ended             Period from       Six Months Ended            Period from
                                                     June 30,     August 25, 1999+ to               June 30,    August 25, 1999+ to
                                                         2000       December 31, 1999                   2000      December 31, 1999
                                                  (Unaudited)               (Audited)            (Unaudited)              (Audited)
-----------------------------------------------------------------------------------------------------------------------------------
                                                              Shares                                         Amount
-----------------------------------------------------------------------------------------------------------------------------------
o The Guardian VC 500 Index Fund
Shares sold                                         9,435,545              20,230,074           $104,034,724           $202,292,096
Shares issued in reinvestment of
  dividends and distributions                              --                  68,952                     --                722,618
Shares repurchased                                    (92,488)                (31,530)              (977,594)              (322,421)
-----------------------------------------------------------------------------------------------------------------------------------
  Net increase                                      9,343,057              20,267,496           $103,057,130           $202,692,293
-----------------------------------------------------------------------------------------------------------------------------------

                                             Six Months Ended             Period from       Six Months Ended            Period from
                                                     June 30,      Sept. 15, 1999+ to               June 30,     Sept. 15, 1999+ to
                                                         2000       December 31, 1999                   2000      December 31, 1999
                                                  (Unaudited)               (Audited)            (Unaudited)              (Audited)
-----------------------------------------------------------------------------------------------------------------------------------
                                                              Shares                                         Amount
-----------------------------------------------------------------------------------------------------------------------------------
o The Guardian VC Asset Allocation Fund
Shares sold                                           384,507               2,569,852           $  4,265,839           $ 25,725,723
Shares issued in reinvestment of
  dividends                                                --                  29,168                     --                307,726
Shares repurchased                                    (12,539)                    (37)              (137,619)                  (389)
-----------------------------------------------------------------------------------------------------------------------------------
  Net increase                                        371,968               2,598,983           $  4,128,220           $ 26,033,060
-----------------------------------------------------------------------------------------------------------------------------------

                                             Six Months Ended             Period from       Six Months Ended            Period from
                                                     June 30,     August 17, 1999+ to               June 30,    August 17, 1999+ to
                                                         2000       December 31, 1999                   2000      December 31, 1999
                                                  (Unaudited)               (Audited)            (Unaudited)              (Audited)
-----------------------------------------------------------------------------------------------------------------------------------
                                                              Shares                                         Amount
-----------------------------------------------------------------------------------------------------------------------------------
o The Guardian VC High Yield Bond Fund
Shares sold                                            90,167               2,525,344           $    892,565           $ 25,253,920
Shares issued in reinvestment of
  dividends                                                --                  57,166                     --                572,807
Shares repurchased                                    (14,973)                 (2,819)              (148,196)               (28,307)
-----------------------------------------------------------------------------------------------------------------------------------
  Net increase                                         75,194               2,579,691           $    744,369           $ 25,798,420
-----------------------------------------------------------------------------------------------------------------------------------

+     Commencement of operations.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
The Guardian Variable Contract Funds, The Guardian Bond Fund,
The Guardian Cash Fund
-------------------------------------------------------------

COMBINED NOTES TO FINANCIAL STATEMENTS
June 30, 2000 (Unaudited) (Continued)

                                       Six Months Ended        Year Ended      Six Months Ended          Year Ended
                                               June 30,      December 31,              June 30,        December 31,
                                                   2000              1999                  2000                1999
                                            (Unaudited)         (Audited)           (Unaudited)           (Audited)
-------------------------------------------------------------------------------------------------------------------
                                                        Shares                                  Amount
-------------------------------------------------------------------------------------------------------------------
o The Guardian Bond Fund, Inc. .
Shares sold                                   1,031,842         8,170,108         $  11,909,646       $  96,955,789
Shares issued in reinvestment of
  dividends and distributions                        --         1,912,437                    --          22,027,550
Shares repurchased                           (4,398,576)       (8,296,810)          (50,700,416)        (99,309,344)
-------------------------------------------------------------------------------------------------------------------
  Net increase/(decrease)                    (3,366,734)        1,785,735         $ (38,790,770)      $  19,673,995
-------------------------------------------------------------------------------------------------------------------

o The Guardian Cash Fund, Inc.
Shares sold                                  19,744,962        39,686,605         $ 197,449,481       $ 396,866,179
Shares issued in reinvestment of
  dividends                                   1,205,037         2,130,972            12,050,366          21,309,724
Shares repurchased                          (27,781,156)      (35,353,014)         (277,811,560)       (353,530,138)
-------------------------------------------------------------------------------------------------------------------
  Net increase/(decrease)                    (6,831,157)        6,464,563         $ (68,311,713)      $  64,645,765
-------------------------------------------------------------------------------------------------------------------

------------------------
Note H -- Line of Credit
------------------------

      A $100,000,000 line of credit available to all of the Funds and other related Guardian Funds has been established with State Street Bank and Trust Company and Bank of Montreal. The rate of interest charged on any borrowing is based upon the prevailing Federal Funds rate at the time of the loan plus .50% calculated on a 360 day basis per annum. For the six months ended June 30, 2000, none of the Funds borrowed against this line of credit.

      The Funds are obligated to pay State Street Bank and Trust Company and Bank of Montreal a commitment fee computed at a rate of .08% per annum on the average daily unused portion of the revolving credit.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------





                       This page intentionally left blank.





--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
Gabelli Capital Asset Fund
--------------------------

SCHEDULE OF INVESTMENTS
June 30, 2000 (Unaudited)

-----------------------
COMMON STOCKS -- 100.5%
-----------------------
                                                                         Market
  Shares                                                  Cost           Value
--------------------------------------------------------------------------------
Agriculture -- 0.5%
   85,000   Archer-Daniels-Midland Co.                  1,411,949        834,062
--------------------------------------------------------------------------------
Automotive -- 0.5%
   13,282   General Motors Corp.                          885,755        771,186
--------------------------------------------------------------------------------
Automotive: Parts and Accessories -- 4.1%
   50,000   Dana Corp.                                  1,732,048      1,059,375
  100,000   GenCorp Inc.                                  890,885        800,000
   68,000   Modine Manufacturing Co.                    2,300,741      1,836,000
   40,000   Scheib (Earl) Inc.+                           278,875        128,750
   60,000   Standard Motor Products Inc.                1,329,363        510,000
   20,000   Superior Industries
               International Inc.                         509,781        515,000
   50,000   Tenneco Automotive Inc.                       439,819        262,500
   40,000   TransPro Inc.                                 274,101        202,500
   60,000   Wynn's International Inc.                     719,079      1,361,250
                                                       ----------     ----------
                                                        8,474,692      6,675,375
--------------------------------------------------------------------------------
Aviation: Parts and Services -- 1.6%
   18,000   AAR Corp.                                     250,688        216,000
   52,000   Barnes Group Inc.                           1,225,215        848,250
   16,000   Curtiss-Wright Corp.                          470,869        595,000
   30,000   Fairchild Corp., Cl. A+                       354,724        146,250
    7,500   Hi-Shear Industries Inc.                       21,717         19,219
   40,000   Kaman Corp., Cl. A                            499,781        427,500
   17,000   Moog Inc., Cl. A+                             446,825        448,375
                                                       ----------     ----------
                                                        3,269,819      2,700,594
--------------------------------------------------------------------------------
Broadcasting -- 7.2%
   68,000   Ackerley Group Inc.                           588,667        799,000
    4,000   BHC Communications Inc., Cl. A                595,200        608,000
   67,100   Chris-Craft Industries Inc.+                3,059,418      4,432,794
   65,000   Granite Broadcasting Corp.+                   696,878        479,375
   20,000   Gray Communications
               Systems Inc.                               350,675        196,250
   80,000   Gray Communications
               Systems Inc., Cl. B                      1,015,412        780,000
   12,000   Hearst-Argyle Television Inc.+                251,729        234,000
   45,000   Liberty Corp.                               2,200,252      1,890,000
   19,000   United Television Inc.                      1,676,374      2,446,250
                                                       ----------     ----------
                                                       10,434,605     11,865,669
--------------------------------------------------------------------------------
Building and Construction -- 0.6%
   52,000   Nortek Inc.+                                1,385,030      1,027,000
                                                       ----------     ----------
Business Services -- 1.2%
   15,000   Cendant Corp.+                                239,812        210,000
   25,000   Nashua Corp.+                                 341,104        206,250
   15,000   Primark Corp.                                 561,375        558,750
   17,000   Verio Inc.+                                   990,187        943,234
                                                       ----------     ----------
                                                        2,132,478      1,918,234
--------------------------------------------------------------------------------
Cable -- 3.2%
   68,000   Cablevision Systems Corp.,
               Cl. A+                                     569,094      4,615,500
   14,000   UnitedGlobalCom Inc., Cl. A+                  393,903        654,500
                                                       ----------     ----------
                                                          962,997      5,270,000
--------------------------------------------------------------------------------
Computer Software and Services -- 0.4%
   55,000   Genuity Inc.+                                 577,525        503,594
    4,000   Global Sources Ltd.+                          265,401        101,500
                                                       ----------     ----------
                                                          842,926        605,094
--------------------------------------------------------------------------------
Consumer Products -- 2.9%
  150,000   Carter-Wallace Inc.                         2,578,085      3,018,750
   42,000   Gallaher Group plc, ADR                       902,524        900,375
   30,000   National Presto Industries Inc.             1,117,685        922,500
                                                       ----------     ----------
                                                        4,598,294      4,841,625
--------------------------------------------------------------------------------
Consumer Services -- 1.8%
  200,000   Rollins Inc.                                3,862,912      2,975,000
--------------------------------------------------------------------------------
Diversified Industrial -- 2.0%
   40,000   Ampco-Pittsburgh Corp.                        639,125        445,000
   40,000   GATX Corp.                                  1,147,578      1,360,000
   67,000   Katy Industries Inc.                          946,550        787,250
   33,000   Myers Industries Inc.                         450,164        354,750
   47,000   WHX Corp.+                                    477,081        258,500
                                                       ----------     ----------
                                                        3,660,498      3,205,500
--------------------------------------------------------------------------------
Energy and Utilities -- 5.8%
    7,000   E'Town Corp.                                  461,163        465,062
   32,000   Eastern Enterprises                         1,261,850      2,016,000
  269,800   El Paso Electric Co.+                       2,430,955      3,018,387
    4,000   EnergyNorth Inc.                              234,450        237,000
   15,000   Florida Progress Corp.                        704,701        703,125
    5,000   Florida Public Utilities Co.                   79,000         78,125
  100,000   Kaneb Services Inc.+                          348,125        400,000
   22,000   Southwest Gas Corp.                           565,746        385,000
   40,000   United Water Resources Inc.                 1,344,500      1,395,000
   10,000   Vastar Resources Inc.                         819,875        821,250
                                                       ----------     ----------
                                                        8,250,365      9,518,949
--------------------------------------------------------------------------------
Entertainment -- 12.7%
   25,000   Fisher Companies Inc.                       1,695,292      1,912,500
   45,000   GC Companies Inc.+                          1,530,893      1,006,875
  260,000   Liberty Media Group, Cl. A+                   762,816      6,305,000
   30,000   Seagram Co.                                 1,713,605      1,740,000
   12,000   Time Warner Inc.                              521,410        912,000
   22,000   TV Guide Inc., Cl. A+                         577,543        753,500
  105,000   USA Networks Inc.+                            727,129      2,270,625
   87,000   Viacom Inc., Cl. A+                         1,445,407      5,948,625
                                                       ----------     ----------
                                                        8,974,095     20,849,125
--------------------------------------------------------------------------------

                See accompanying notes to financial statements.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

                                                                         Market
  Shares                                                  Cost           Value
--------------------------------------------------------------------------------
Environmental Services -- 0.6%
   60,000   EnviroSource Inc.+                            170,797         28,125
   50,000   Waste Management Inc.                         910,601        950,000
                                                       ----------     ----------
                                                        1,081,398        978,125
--------------------------------------------------------------------------------
Equipment and Supplies -- 9.5%
   50,000   AMETEK Inc.                                   937,874        875,000
   35,000   Belden Inc.                                   658,062        896,875
   25,000   CIRCOR International Inc.+                    269,028        204,687
   38,000   CLARCOR Inc.                                  723,141        755,250
    1,000   CTS Corp.                                       7,481         45,000
   20,000   Cuno Inc.+                                    383,875        462,500
   12,000   Eastern Co.                                   203,575        157,500
  135,500   Fedders Corp.                                 820,369        787,594
   85,000   Flowserve Corp.                             1,712,486      1,280,312
   11,000   Franklin Electric Co.                         361,576        745,250
   35,000   IDEX Corp.                                  1,012,095      1,104,687
   85,000   Mark IV Industries Inc.                     1,621,708      1,774,375
   65,000   Navistar International Corp.+               2,068,395      2,019,063
   30,000   Sequa Corp., Cl. A+                         1,048,824      1,145,625
   49,000   SPS Technologies Inc.+                      2,084,176      2,012,063
   70,000   UCAR International Inc.+                    1,262,496        914,375
   40,000   Watts Industries Inc., Cl. A                  557,285        505,000
                                                       ----------     ----------
                                                       15,732,446     15,685,156
--------------------------------------------------------------------------------
Financial Services -- 4.9%
    5,000   Advest Group Inc.                             101,450        104,688
   50,000   Allstate Corp.                              1,235,322      1,112,500
   68,000   Argonaut Group Inc.                         2,021,414      1,164,500
   45,000   Block (H&R) Inc.                            1,715,666      1,456,875
   30,000   First Union Corp.                             907,996        744,375
   44,500   Midland Co.                                   667,271      1,090,250
   30,000   Pioneer Group Inc.+                           506,867      1,271,250
   20,000   ReliaStar Financial Corp.                   1,028,656      1,048,750
                                                       ----------     ----------
                                                        8,184,642      7,993,188
--------------------------------------------------------------------------------
Food and Beverage -- 6.3%
   25,000   Brown-Forman Corp., Cl. A                   1,307,636      1,318,750
   70,000   Corn Products International Inc.            2,046,746      1,855,000
   15,000   Diageo plc, ADR                               529,570        533,437
   30,000   General Mills Inc.                          1,006,315      1,147,500
   30,000   Heinz (H.J.) Co.                            1,411,102      1,312,500
   40,000   Kellogg Co.                                 1,319,187      1,190,000
   40,000   PepsiAmericas Inc.+                           141,200        120,000
   23,339   Tootsie Roll Industries Inc.                  400,129        816,865
   35,000   Twinlab Corp.+                                386,176        223,125
  150,000   Whitman Corp.                               2,122,733      1,856,250
                                                       ----------     ----------
                                                       10,670,794     10,373,427
--------------------------------------------------------------------------------
Health Care -- 2.7%
    5,000   IVAX Corp.+                                    29,839        207,500
   42,000   Shared Medical Systems Corp.                3,038,780      3,063,375
   30,000   Wesley Jessen VisionCare Inc.+              1,113,939      1,126,875
                                                       ----------     ----------
                                                        4,182,558      4,397,750
--------------------------------------------------------------------------------
Hotels and Gaming -- 4.4%
  140,000   Aztar Corp.+                                  999,359      2,170,000
   15,000   Boca Resorts Inc., Cl. A+                     143,875        148,125
  100,000   Gaylord Entertainment Co.                   2,735,008      2,150,000
  130,000   Hilton Hotels Corp.                         1,585,697      1,218,750
  115,000   Jackpot Enterprises Inc.                    1,255,026      1,451,875
   25,000   Trump Hotels & Casino
               Resorts Inc.+                              167,500         70,313
                                                       ----------     ----------
                                                        6,886,465      7,209,063
--------------------------------------------------------------------------------
Paper and Forest Products -- 1.0%
  200,000   Pactiv Corp.+                               2,561,028      1,575,000
--------------------------------------------------------------------------------
Publishing -- 7.3%
   34,000   Harcourt General Inc.                       1,368,736      1,848,750
   26,000   Lee Enterprises Inc.                          640,556        606,125
   25,000   McClatchy Newspapers Inc.,
               Cl. A                                      721,881        828,125
   80,000   Media General Inc., Cl. A                   3,451,859      3,885,000
   13,000   Meredith Corp.                                267,779        438,750
   40,000   Penton Media Inc.                             605,042      1,400,000
   12,000   PRIMEDIA Inc.+                                172,679        273,000
   20,000   Pulitzer Inc.                                 596,916        843,750
   32,000   Reader's Digest Association Inc.,
               Cl. B                                      821,338      1,170,000
   90,000   Thomas Nelson Inc.                          1,053,318        770,625
                                                       ----------     ----------
                                                        9,700,104     12,064,125
--------------------------------------------------------------------------------
Real Estate -- 1.4%
  130,000   Catellus Development Corp.+                 2,089,775      1,950,000
   35,000   Griffin Land & Nurseries Inc.+                493,263        430,938
                                                       ----------     ----------
                                                        2,583,038      2,380,938
--------------------------------------------------------------------------------
Retail -- 2.1%
    5,000   Aaron Rents Inc.                              100,625         62,813
   10,000   Aaron Rents Inc., Cl. A                       199,750        156,250
   10,000   Albertson's Inc.                              245,150        332,500
   15,000   Hannaford Bros. Co.                         1,080,229      1,078,125
   40,000   Lillian Vernon Corp.                          631,288        420,000
   53,000   Neiman Marcus Group
               Inc., Cl. B+                             1,409,652      1,470,750
                                                       ----------     ----------
                                                        3,666,694      3,520,438
--------------------------------------------------------------------------------

                See accompanying notes to financial statements.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
Gabelli Capital Asset Fund
--------------------------

SCHEDULE OF INVESTMENTS
June 30, 2000 (Unaudited) (Continued)

                                                                       Market
  Shares                                                Cost           Value
--------------------------------------------------------------------------------
Satellite -- 1.6%
   50,000   COMSAT Corp.                              1,283,602       1,234,375
   15,999   General Motors Corp., Cl. H+              1,525,812       1,403,912
                                                    -----------   -------------
                                                      2,809,414       2,638,287
--------------------------------------------------------------------------------
Specialty Chemicals -- 4.3%
   46,000   Bush Boake Allen Inc.+                    1,236,347       2,012,500
   20,000   Dexter Corp.                                798,938         960,000
   40,000   Ferro Corp.                                 795,700         840,000
   15,000   Material Sciences Corp.+                    163,956         150,000
   85,000   McWhorter Technologies Inc.+              1,667,063       1,652,188
   65,000   Omnova Solutions Inc.                       514,634         406,250
   51,000   Sybron Chemicals Inc.+                    1,345,580       1,115,625
                                                    -----------   -------------
                                                      6,522,218       7,136,563
--------------------------------------------------------------------------------
Telecommunications -- 4.5%
   28,000   AT&T Canada Inc., Cl. B+                    881,938         929,250
   33,250   AT&T Corp.                                1,128,422       1,051,531
   25,000   CenturyTel Inc.                             680,105         718,750
  230,000   Citizens Communications Co.               2,508,459       3,967,500
   13,000   Rogers Communications
               Inc., Cl. B, ADR+                        228,650         370,500
   12,000   Viatel Inc.+                                371,518         342,750
                                                    -----------   -------------
                                                      5,799,092       7,380,281
--------------------------------------------------------------------------------
Wireless Communications -- 5.4%
   35,000   Rogers Cantel Mobile
               Communications Inc., Cl. B+              388,800       1,176,875
   64,000   Telephone & Data Systems Inc.             2,644,953       6,416,000
   20,000   United States Cellular Corp.+             1,290,748       1,260,000
                                                    -----------   -------------
                                                      4,324,501       8,852,875
--------------------------------------------------------------------------------
Total Investments -- 100.5%                         143,850,807     165,242,629
                                                    ===========
Other Assets and
  Liabilities (Net) -- (0.5)%                                          (809,909)
--------------------------------------------------------------------------------
Net Assets -- 100.0%                                              $ 164,432,720
--------------------------------------------------------------------------------

For Federal tax purposes:
  Aggregate cost                                                  $ 143,850,807
                                                                  =============
  Gross unrealized appreciation                                   $  36,530,180

  Gross unrealized depreciation                                     (15,138,358)
                                                                  -------------
  Net unrealized appreciation                                     $  21,391,822
                                                                  =============

+ Non-income producing security.

                See accompanying notes to financial statements.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

STATEMENT OF ASSETS AND LIABILITIES
June 30, 2000 (Unaudited)

Assets:
   Investments, at value (Cost $143,850,807)                        $165,242,629
   Dividends receivable                                                  128,449
   Receivable for investments sold                                     2,538,142
   Other assets                                                                3
                                                                    ------------
   Total Assets                                                      167,909,223
                                                                    ------------

Liabilities:
   Payable to custodian                                                1,866,421
   Payable for investments purchased                                   1,407,147
   Payable for investment advisory fees                                  137,681
   Other accrued expenses                                                 65,254
                                                                    ------------
   Total Liabilities                                                   3,476,503
                                                                    ------------
   Net Assets applicable to 9,121,202 shares
      outstanding                                                   $164,432,720
                                                                    ============

Net Assets consist of:
   Capital stock, at par value                                      $      9,121
   Additional paid-in capital                                        121,588,473
   Accumulated net investment income                                     144,342
   Accumulated net realized gain on investments                       21,298,962
   Net unrealized appreciation on investments                         21,391,822
                                                                    ------------
   Total Net Assets                                                 $164,432,720
                                                                    ============

   Net Asset Value, offering and redemption
     price per share ($164,432,720 / 9,121,202
     shares outstanding; 500,000,000 shares
     authorized of $0.001 par value)                                      $18.03
                                                                          ======

STATEMENT OF OPERATIONS
Six Months Ended
June 30, 2000 (Unaudited)

Investment Income:
   Dividends                                                       $    976,508
   Interest                                                              73,638
                                                                   ------------
   Total Investment Income                                            1,050,146
                                                                   ------------

Expenses:
   Management fees                                                      824,755
   Custodian fees                                                        22,940
   Legal and audit fees                                                  20,350
   Directors' fees                                                       12,010
   Organizational expenses                                                6,575
   Shareholder services fees                                              2,397
   Interest expense                                                      14,810
   Miscellaneous expenses                                                 1,967
                                                                   ------------
   Total Expenses                                                       905,804
                                                                   ------------
   Net Investment Income                                                144,342
                                                                   ------------

Net Realized and Unrealized Gain on
   Investments:
   Net realized gain on investments                                  21,536,348
   Net change in unrealized depreciation
     on investments                                                 (16,953,497)
                                                                   ------------
   Net Realized and Unrealized Gain
     on Investments                                                   4,582,851
                                                                   ------------
   Net Increase in Net Assets Resulting
     from Operations                                               $  4,727,193
                                                                   ============

                See accompanying notes to financial statements.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
Gabelli Capital Asset Fund
--------------------------

STATEMENT OF CHANGES IN NET ASSETS

                                                                          Six Months Ended      Year Ended
                                                                            June 30, 2000       December 31,
                                                                             (unaudited)            1999
                                                                            -------------      -------------
Operations:
  Net investment income                                                     $     144,342      $     208,390
  Net realized gain on investments                                             21,536,348         17,364,582
  Net change in unrealized appreciation (depreciation) on investments         (16,953,497)        12,026,657
                                                                            -------------      -------------
  Net increase in net assets resulting from operations                          4,727,193         29,599,629
                                                                            -------------      -------------
Distributions to shareholders:
  Net investment income                                                                --           (208,945)
  Net realized gain on investments                                                     --        (16,915,440)
  In excess of net realized gain on investments                                        --                 --
                                                                            -------------      -------------
  Total distributions to shareholders                                                  --        (17,124,385)
                                                                            -------------      -------------
Capital share transactions:
  Net increase (decrease) in net assets from capital share transactions       (16,380,631)         8,249,947
                                                                            -------------      -------------
  Net increase (decrease) in net assets                                       (11,653,438)        20,725,191
Net Assets:
  Beginning of period                                                         176,086,158        155,360,967
                                                                            -------------      -------------
  End of period                                                             $ 164,432,720      $ 176,086,158
                                                                            =============      =============

                See accompanying notes to financial statements.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

NOTES TO FINANCIAL STATEMENTS
June 30, 2000 (Unaudited)

---------------
1. Organization
---------------

      The Gabelli Capital Asset Fund (the "Fund"), a series of Gabelli Capital Series Funds, Inc. (the "Company"), was organized on April 8, 1993 as a Maryland corporation. The Company is a diversified, open-end management investment company registered under the Investment Company Act of 1940, as amended (the "1940 Act"). The Fund's primary objective is growth of capital. The Fund commenced investment operations on May 1, 1995. Shares of the Fund are available to the public only through the purchase of certain variable annuity and variable life insurance contracts issued by The Guardian Insurance & Annuity Company, Inc. ("Guardian").

----------------------------------
2. Significant Accounting Policies
----------------------------------

      The preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates. The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements.

Security Valuation.

      Portfolio securities listed or traded on a nationally recognized securities exchange, quoted by the National Association of Securities Dealers Automated Quotations, Inc. ("Nasdaq") or traded on foreign exchanges are valued at the last sale price on that exchange as of the close of business on the day the securities are being valued (if there were no sales that day, the security is valued at the average of the closing bid and asked prices or, if there were no asked prices quoted on that day, then the security is valued at the closing bid price on that day). All other portfolio securities for which over-the-counter market quotations are readily available are valued at the latest average of the bid and asked prices. Portfolio securities traded on more than one national securities exchange or market are valued according to the broadest and most representative market, as determined by Gabelli Funds, LLC (the "Adviser"). Securities and assets for which market quotations are not readily available are valued at their fair value as determined in good faith under procedures established by and under the general supervision of the Board of Directors. Short term debt securities with remaining maturities of 60 days or less are valued at amortized cost, unless the Directors determine such does not reflect the securities' fair value, in which case these securities will be valued at their fair value as determined by the Directors. Short term debt instruments having a greater maturity are valued at the highest bid price obtained from a dealer maintaining an active market in those securities. Options are valued at the last sale price on the exchange on which they are listed. If no sales of such options have taken place that day, they will be valued at the mean between their closing bid and asked prices.

Securities Transactions and Investment Income

      Securities transactions are accounted for on the trade date with realized gain or loss on the sale of investments determined by using the identified cost method. Interest income (including amortization of premium and accretion of discount) is recorded as earned. Dividend income is recorded on the ex-dividend date.

Dividends and Distributions to Shareholders.

      Dividends and distributions to shareholders are recorded on the ex-dividend date. Income distributions and capital gain distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. These differences are primarily due to differing treatments of income and gains on various investment securities held by the Fund, timing differences and differing characterization of distributions made by the Fund.

Provision for Income Taxes.

      The Fund has qualified and intends to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended. As a result, a Federal income tax provision is not required.

Organizational Expenses.

      A total of $100,000 in expenses was incurred in connection with the organization of the Fund. These costs

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
Gabelli Capital Asset Fund
--------------------------

NOTES TO FINANCIAL STATEMENTS
June 30, 2000 (Unaudited) (Continued)

were advanced by Guardian and will be reimbursed by the Fund. These organizational costs were deferred and are being amortized on a straight-line basis over a period of 60 months from the date the Fund commenced investment operations.

-------------------------------------
3. Agreements with Affiliated Parties
-------------------------------------

      Pursuant to a management agreement (the "Management Agreement"), the Fund will pay Guardian Investor Services Corporation (the "Manager") a fee, computed daily and paid monthly, at the annual rate of 1.00% of the value of the Fund's average daily net assets. Pursuant to an Investment Advisory Agreement among the Fund, the Manager and the Adviser, the Adviser, under the supervision of the Company's Board of Directors and the Manager, manages the Fund's assets in accordance with the Fund's investment objectives and policies, makes investment decisions for the Fund, places purchase and sale orders on behalf of the Fund, provides investment research and provides facilities and personnel required for the Fund's administrative needs. The Adviser may delegate its administrative role and currently has done so to PFPC Inc., the Fund's sub-administrator (the "Sub-Administrator"). The Adviser will supervise the performance of administrative and professional services provided by others and pays the compensation of the Sub-Administrator and all officers and Directors of the Company who are its affiliates. As compensation for its services and the related expenses borne by the Adviser, the Manager pays the Adviser a fee, computed daily and paid monthly, at the annual rate of 0.75% of the value of the Fund's average daily net assets.

-----------------------
4. Portfolio Securities
-----------------------

      Purchases and proceeds from the sales of securities for the six months ended June 30, 2000, other than short term securities, aggregated $57,001,418 and $70,498,433, respectively.

-------------------------------
5. Transactions with Affiliates
-------------------------------

      During the six months ended June 30, 2000, the Fund paid brokerage commissions of $91,652 to Gabelli & Company, Inc. and its affiliates.

------------------
6. Line of Credit.
------------------

      The Fund has access to an unsecured line of credit up to $25,000,000 from the custodian for temporary borrowing purposes. Borrowings under this arrangement bear interest at 0.75% above the Federal Funds rate on outstanding balances. There were $1,870,000 of borrowings outstanding at June 30, 2000.

      The average daily amount of borrowings outstanding within the six months ended June 30, 2000 was $235,917, with a related weighted average interest rate of 6.83%. The maximum amount borrowed at any time during the six months ended June 30, 2000 was $4,793,000.

-----------------------------
7. Capital Stock Transactions
-----------------------------

      Transactions in shares of capital stock were as follows:

                                    Six Months Ended                     Year Ended
                                      June 30, 2000                  December 31, 1999
                                    ----------------                 -----------------
                                  Shares         Amount           Shares          Amount
                                  ------         ------           ------          ------
Shares sold                        659,949    $ 11,463,506       2,216,370    $ 39,308,449
Shares issued upon
  reinvestment of dividends             --              --       1,002,599      17,124,386
Shares redeemed                 (1,610,925)    (27,844,137)     (2,738,935)    (48,182,888)
                              ------------    ------------    ------------    ------------
Net increase/(decrease)            950,976    $(16,380,631)        480,034    $  8,249,947
                              ------------    ------------    ------------    ------------

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

FINANCIAL HIGHLIGHTS
Selected data for a share of capital stock outstanding throughout the periods indicated:

                                                    Six Months
                                                       Ended                            Year Ended December 31,
                                                   June 30, 2000     -----------------------------------------------------------
                                                    (Unaudited)        1999         1998         1997          1996       1995+
                                                   -----------------------------------------------------------------------------
Operating Performance:
Net asset value, beginning of period ..............   $  17.48       $  16.20     $  15.31     $  11.55       $ 10.70    $ 10.00
                                                      --------       --------     --------     --------       -------    -------
  Net investment
    income ..........................................     0.02           0.02         0.03         0.02          0.02       0.03(a)
  Net realized and
    unrealized gain on investments ................       0.53           3.15         1.74         4.88          1.16      (0.80)
                                                      --------       --------     --------     --------       -------    -------
  Total from investment
    operations ......................................     0.55           3.17         1.77         4.90          1.18      (0.83)
                                                      --------       --------     --------     --------       -------    -------

Distributions to Shareholders:
  Net investment income ...........................         --          (0.02)       (0.03)       (0.02)        (0.02)     (0.03)
  Net realized gain on investments ................         --          (1.87)       (0.78)       (1.12)        (0.31)     (0.09)
  In excess of net realized gain on investments ...         --             --        (0.07)       (0.00)(b)        --      (0.01)
                                                      --------       --------     --------     --------       -------    -------
  Total distributions .............................         --          (1.89)       (0.88)       (1.14)        (0.33)     (0.13)
                                                      --------       --------     --------     --------       -------    -------
Net asset value, end of
    period ........................................   $  18.03       $  17.48     $  16.20     $  15.31       $ 11.55    $ 10.70
                                                      --------       --------     --------     --------       -------    -------

Total return++ ....................................        3.1%          19.8%        11.7%        42.6%         11.0%       8.4%
                                                      --------       --------     --------     --------       -------    -------
Ratios to average net assets and supplemental data:
  Net assets, end of period
    (000's omitted) ................................. $164,433       $176,086     $155,361     $105,350       $51,462    $26,364
  Ratio of net investment
    income to average net assets ....................     0.17%(c)       0.13%        0.19%        0.17%         0.21%      0.75%(c)
  Ratio of operating expenses to
    average net assets (d) (e) ......................     1.10%(c)       1.08%        1.12%        1.17%         1.31%      1.78%(c)
  Portfolio turnover
    rate ..........................................         35%            54%          43%          65%           53%        81%

+     From commencement of operations on May 1, 1995.
++ Total return represents aggregate total return of a hypothetical $1,000 investment at the beginning of the period and sold at the end of the period including reinvestment of dividends. Total return for the period of less than one year in not annualized.
(a) Net investment income before expenses assumed by the Manager and Adviser was $0.03.
(b)   Amount represents less than $0.005 per share.
(c)   Annualized.
(d) The ratio of operating expenses to average net assets before reimbursement of expenses assumed by the Manager and Adviser would have been 1.92% for the period ended December 31, 1995.
(e) The Fund incurred interest expense during the six months ended June 30, 2000. If interest expense had not been incurred, the ratio of operating expenses to average net assets would have been 1.08%.

                       See notes to financial statements.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
Baillie Gifford International Fund
----------------------------------

SCHEDULE OF INVESTMENTS
June 30, 2000 (Unaudited)

-------------------------------------------------------
Common Stocks -- 99.6%
-------------------------------------------------------
Shares                                            Value
-------------------------------------------------------
 Australia -- 2.3%
   Business Services -- 0.6%
    153,410  Brambles Industries Ltd.       $ 4,709,916
   Energy-Miscellaneous -- 0.6%
    430,100  Broken Hill Ppty.                5,080,121
   Financial-Banks -- 0.4%
    197,600  National Australia Bank          3,296,837
   Food, Beverage and Tobacco -- 0.3%
  1,014,300  Fosters Brewing Group            2,851,030
   Merchandising-Mass -- 0.4%
    970,000  Woolworths Ltd.*                 3,576,369
                                            -----------
                                             19,514,273
-------------------------------------------------------
 Finland -- 5.6%
   Telecommunications -- 5.6%
    742,002  Nokia OYJ                       37,863,385
    195,950  Sonera OYJ                       8,932,762
                                            -----------
                                             46,796,147
-------------------------------------------------------
 France -- 11.0%
   Electronics and Instuments -- 1.2%
     44,680  Legrand                         10,024,163
   Financial-Banks -- 1.2%
    101,960  BNP Paribas                      9,811,998
   Insurance -- 1.9%
    100,950  AXA UAP                         15,902,206
   Media and Entertainment -- 1.6%
    198,200  Societe Television
    Francaise 1                              13,813,178
   Oil and Gas Producing -- 3.0%
    160,730  Total Fina Elf S.A.             24,643,909
   Retail-Food and Drug -- 2.1%
    133,380  Aventis S.A.*                    9,734,985
    112,540  Carrefour                        7,692,846
                                            -----------
                                             91,623,285
-------------------------------------------------------
 Germany -- 6.6%
   Business Services -- 2.3%
     36,330  Intershop Comm.*                16,405,658
     89,320  T Online*                        2,895,047
   Chemicals-Miscellaneous -- 1.1%
    229,220  BASF AG                          9,213,014
   Computer Software -- 1.8%
     96,825  SAP AG                          14,374,244
   Drugs and Hospitals -- 0.4%
     99,440  GEHE AG                          3,275,272
   Electronics and Instruments -- 1.0%
     83,406  Epcos AG*                        8,320,303
                                            -----------
                                             54,483,538
-------------------------------------------------------
 Hong Kong -- 3.5%
   Computer Systems -- 0.3%
  2,670,000  Legend Hldgs. Ltd.               2,585,915
   Conglomerates -- 0.7%
    440,000  Hutchison Whampoa                5,531,396
   Financial-Banks -- 0.6%
  2,038,600  Bank of East Asia Ltd.           4,759,479
   Real Estate -- 1.2%
    886,000  Cheung Kong Hldgs.               9,745,943
   Telecommunications -- 0.5%
    332,000  China Mobile*                    2,927,971
    814,000  China Unicom Ltd.*               1,717,696
   Utilities-Electric -- 0.2%
    638,500  Hong Kong Electric*              2,055,846
                                            -----------
                                             29,324,246
-------------------------------------------------------
 Ireland -- 1.7%
   Construction Materials -- 1.7%
    755,910  CRH PLC                         13,639,518
-------------------------------------------------------
 Italy -- 4.5%
   Financial-Banks -- 3.1%
  1,033,800  Bipop-Carire SPA                 8,132,627
  1,006,900  San Paolo IMI SPA               17,870,341
   Telecommunications -- 1.4%
  1,108,950  Telecom Italia SPA              11,328,251
                                            -----------
                                             37,331,219
-------------------------------------------------------
 Japan -- 21.9%
   Automotive -- 1.1%
    208,000  Toyota Motor Corp.               9,468,357
   Chemicals -- 1.2%
  1,697,000  Sumitomo Chemical               10,203,912
   Commercial Services -- 0.2%
     33,800  Benesse Corp.                    2,341,360
   Computer Software and
   Technology -- 0.4%
     23,700  Softbank Corp.                   3,216,437
   Computer Systems -- 1.3%
    301,000  Fujitsu Ltd.                    10,411,103
   Drugs and Hospitals -- 1.3%
    161,000  Takeda Chemical Industries
             Ltd.                            10,560,860
   Electronics and Instruments -- 5.2%
     33,500  Hirose Electric Co. Ltd.*        5,212,620
    667,000  Hitachi                          9,617,926
     51,000  Kyocera Corp.                    8,647,001
     33,500  Rohm Co.                         9,787,475
    106,700  Sony Corp.                       9,955,516
   Engineering and Machineries -- 1.3%
     57,300  SMC Corp.                       10,773,621
   Financial-Other -- 4.1%
    841,000  Mitsubishi Trading & Brokerage   6,523,190
    344,000  Nomura Securities Co. Ltd.       8,413,176
    125,000  Promise Co.                      9,872,297
729,000,000  Sanwa Int'l. Financial
             Ltd.*                            6,922,082
    354,000  Sumitomo Marine & Fire
             Insurance*                       2,058,508
   Household Products -- 1.3%
    351,000  Kao Corp.                       10,718,063
-------------------------------------------------------

                       See notes to financial statements.

*     Non-income producing security.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

Shares                                           Value
------------------------------------------------------
  Retail Trade -- 1.0%
    19,600  Fast Retailing Co. Ltd.*      $  8,201,687
  Telecommunications -- 3.5%
       895  Nippon Tele. & Tel. Corp.       11,893,408
       624  NTT DoCoMo, Inc.                16,878,376
                                          ------------
                                           181,676,975
------------------------------------------------------
Netherlands -- 7.7%
  Broadcasting and Publishing -- 2.3%
   364,270  Ver Ned Uitgevers*              18,814,288
  Computer Services -- 0.6%
   372,680  CMG PLC                          5,265,807
  Computer Systems -- 1.2%
   225,600  ASM Lithography Hldg. NV*        9,696,426
  Electronics and Instruments -- 2.4%
   428,450  Philips Electronics (KON)       20,206,645
  Insurance -- 1.2%
   273,400  Aegon NV                         9,728,033
                                          ------------
                                            63,711,199
------------------------------------------------------
New Zealand -- 0.5%
  Telecommunications -- 0.5%
 1,063,112  Telecom. Corp. of
            New Zealand                      3,715,358
------------------------------------------------------
Portugal -- 1.6%
  Business Services -- 0.7%
            PT Multimedia SGPS
    93,920    Common*                        4,662,604
    93,920    Rights*                          720,014
  Transportation -- 0.9%
   888,060  Brisa (Auto Estrada)             7,647,438
                                          ------------
                                            13,030,056
------------------------------------------------------
Singapore -- 0.4%
  Publishing and Printing -- 0.4%
   238,846  Singapore Press Hldgs.           3,734,130
------------------------------------------------------
South Korea -- 1.0%
  Electronics and Instruments -- 0.5%
    21,500  Samsung Electronics GDR*         4,214,000
  Utilities-Electric -- 0.5%
   227,440  Korea Electric Power
            Corp. ADR*                       4,193,425
                                          ------------
                                             8,407,425
------------------------------------------------------
Spain -- 3.0%
  Financial-Banks -- 1.1%
   886,200  Banco Santander Central
            Hispano S.A.*                    9,348,913
  Telecommunications -- 1.9%
   738,570  Telefonica S.A.*                15,865,045
                                          ------------
                                            25,213,958
------------------------------------------------------
Sweden -- 4.6%
  Construction and Mining
  Equipment -- 0.6%
   264,217  Atlas Copco AB                   4,942,835
  Retail-General -- 0.4%
   146,110  Hennes & Mauritz                 3,048,100
  Telecommunications -- 3.6%
 1,542,120  LM Ericsson                     30,510,197
                                          ------------
                                            38,501,132
------------------------------------------------------
Switzerland -- 4.3%
  Business Services -- 1.9%
    18,309  Adecco S.A.                     15,555,860
  Drugs and Hospitals -- 0.9%
       748  Roche Hldgs. AG                  7,281,457
  Financial-Banks -- 1.5%
    64,960  Credit Suisse Group             12,921,915
                                          ------------
                                            35,759,232
------------------------------------------------------
Taiwan -- 0.5%
  Electronics and Instruments -- 0.5%
   143,190  Winbond Electronics Corp. GDR*   4,116,713
------------------------------------------------------
United Kingdom -- 18.9%
  Capital Equipment -- 0.0%
    39,460  Psion PLC                          381,527
  Computer Software -- 0.4%
   393,380  Sage Group                       3,184,444
  Conglomerates -- 0.4%
   278,000  Smiths Industries PLC            3,617,519
  Constructions -- 0.9%
 1,084,000  Hanson PLC                       7,659,734
  Drugs and Hospitals -- 2.4%
   489,000  Glaxo Wellcome                  14,257,983
   438,000  Smithkline Beecham               5,732,680
  Electronics -- 0.7%
   199,000  ARM Hldgs. PLC*                  2,131,836
   373,000  Electrocomponents                3,809,607
  Financial-Banks -- 3.2%
   252,000  Barclays                         6,264,777
   300,625  Halifax PLC                      2,883,911
   654,000  HSBC Hldgs.                      7,476,180
   502,000  Lloyds TSB Group PLC             4,739,754
   330,088  Royal Bank of Scotland*          5,523,984
  Financial Services -- 1.3%
   403,500  Amvescap PLC                     6,471,678
   258,000  CGU PLC*                         4,294,177
  Food, Beverage and Tobacco -- 1.3%
   961,900  Imperial Tobacco*                9,213,002
   145,702  Whitbread                        1,311,747
  Insurance -- 0.3%
   186,000  Prudential Corp.                 2,724,306
  Leisure Products -- 0.3%
   240,000  Granada Group                    2,396,750
  Oil and Gas -- 0.6%
   617,000  Shell Transport & Trading*       5,148,707
  Oil-Integrated-International -- 2.3%
 1,947,936  BP Amoco PLC                    18,686,651
------------------------------------------------------

                       See notes to financial statements.

*     Non-income producing security.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
Baillie Gifford International Fund
----------------------------------

SCHEDULE OF INVESTMENTS
June 30, 2000 (Unaudited)(Continued)

Shares                                           Value
------------------------------------------------------
  Telecommunications -- 4.8%
   547,000  British Telecom.              $  7,068,263
   129,496  Cable & Wireless Co.             2,192,570
    58,000  Energis PLC*                     2,174,687
 6,888,188  Vodafone Airtouch PLC           27,828,115
                                          ------------
                                           157,174,589
------------------------------------------------------
            Total Common Stocks
              (Cost $626,245,950)          827,752,993
------------------------------------------------------
Total Investments -- 99.6%
  (Cost $626,245,950)                      827,752,993
Cash, Receivables and Other
  Assets Less Liabilities -- 0.4%            3,665,261
------------------------------------------------------
Net Assets -- 100.0%                      $831,418,254
------------------------------------------------------

Glossary of terms:

ADR -- American Depositary Receipt.
GDR -- Global Depositary Receipt.

                       See notes to financial statements.

*     Non-income producing security.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

STATEMENT OF ASSETS AND LIABILITIES
June 30, 2000 (Unaudited)

ASSETS
  Investments, at market (cost $626,245,950)                      $ 827,752,993
  Foreign currency (cost $3,852,364)                                  3,747,696
  Dividend reclaims receivable                                          699,081
  Receivable for securities sold                                        596,058
  Dividends receivable                                                  410,971
  Receivable for fund shares sold                                       100,559
  Other assets                                                              975
                                                                  -------------
  TOTAL ASSETS                                                      833,308,333
                                                                  -------------

LIABILITIES
  Accrued expenses                                                      955,813
  Due to custodian                                                      491,552
  Payable for fund shares redeemed                                      442,714
                                                                  -------------
  TOTAL LIABILITIES                                                   1,890,079
                                                                  -------------
    NET ASSETS                                                    $ 831,418,254
                                                                  =============

COMPONENTS OF NET ASSETS
  Capital stock, at par                                           $   3,379,034
  Additional paid-in capital                                        527,199,068
  Distributions in excess of net investment income                     (731,018)
  Accumulated net realized gain on investments
    and foreign currency related transactions                       100,174,215
  Net unrealized appreciation of investments
    and translation of other assets and
    liabilities denominated in foreign currencies                   201,396,955
                                                                  -------------
    NET ASSETS                                                    $ 831,418,254
                                                                  =============

  Shares Outstanding -- $0.10 par value                              33,790,341
                                                                  -------------

NET ASSET VALUE PER SHARE                                         $       24.61
                                                                  =============

STATEMENT OF OPERATIONS
Six Months Ended June 30, 2000 (Unaudited)

Investment Income:
  Dividends                                                       $   6,739,092
  Interest                                                              162,925
  Less: Foreign tax withheld                                           (975,824)
                                                                  -------------
  Total Income                                                        5,926,193
                                                                  -------------

Expenses:
  Investment advisory fees -- Note B                                  3,560,691
  Custodian fees                                                        504,423
  Printing expense                                                       71,385
  Audit fees                                                             11,623
  Directors' fees -- Note B                                               6,215
  Legal fees                                                              3,228
  Insurance expense                                                         802
  Loan commitment fees -- Note F                                            669
  Registration fees                                                         566
  Other                                                                     350
                                                                  -------------
  Total Expenses                                                      4,159,952
                                                                  -------------

  Net Investment Income                                               1,766,241
                                                                  -------------

Realized and Unrealized Gain/(Loss) on
  Investments and Foreign Currencies -- Note C
  Net realized gain on investments -- Note A                         83,611,879
  Net realized loss on foreign currency
    related transactions -- Note A                                   (2,132,487)
  Net change in unrealized appreciation of
    investments -- Note C                                          (158,216,094)
  Net change in unrealized depreciation from
    translation of assets and liabilities
    denominated in foreign currencies -- Note C                          39,298
                                                                  -------------
Net Realized and Unrealized Loss on
  Investments and Foreign Currencies                                (76,697,404)
                                                                  -------------
Net Decrease in Net Assets
  from Operations                                                 $ (74,931,163)
                                                                  =============

                       See notes to financial statements.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
Baillie Gifford International Fund
----------------------------------

STATEMENT OF CHANGES IN NET ASSETS

                                                                                        Six Months       Year Ended
                                                                                             Ended     December 31,
                                                                                     June 30, 2000             1999
                                                                                        (Unaudited)        (Audited)
                                                                                     -------------    -------------

INCREASE/(DECREASE) IN NET ASSETS
 From Operations:
   Net investment income                                                             $   1,766,241    $   2,932,227
   Net realized gain on investments and foreign currency related transactions           81,479,392       76,071,155
   Net change in unrealized appreciation/(depreciation) on investments and
     translation of other assets and liabilities denominated in foreign currencies    (158,176,796)     183,327,012
                                                                                     -------------    -------------
     Net Increase/(Decrease) in Net Assets from Operations                             (74,931,163)     262,330,394
                                                                                     -------------    -------------

 Dividends and Distributions to Shareholders from:
   Net investment income                                                                        --       (2,932,227)
   Distributions in excess of net investment income                                             --         (349,444)
   Net realized gain on investments                                                             --      (64,946,896)
                                                                                     -------------    -------------
     Total Dividends and Distributions to Shareholders                                          --      (68,228,567)
                                                                                     -------------    -------------

 From Capital Share Transactions:
   Increase/(Decrease) in net assets from capital share transactions -- Note E         (27,194,525)      59,152,053
                                                                                     -------------    -------------
     Net Increase/(Decrease) in Net Assets                                            (102,125,688)     253,253,880

 Net Assets:
   Beginning of period                                                                 933,543,942      680,290,062
                                                                                     -------------    -------------
   End of period*                                                                    $ 831,418,254    $ 933,543,942
                                                                                     =============    =============

* Includes distributions in excess of net investment income of:                      $    (731,018)   $  (2,497,259)

                       See notes to financial statements.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

FINANCIAL HIGHLIGHTS
Selected data for a share of capital stock outstanding throughout the periods indicated:

                                       Six Months
                                         Ended                               Year Ended December 31, (Audited)
                                     June 30, 2000       ---------------------------------------------------------------------------
                                      (Unaudited)           1999            1998           1997            1996            1995
                                     -----------------------------------------------------------------------------------------------
Net asset value,
  beginning of period .............   $     26.78        $     20.92     $     18.27    $     17.26     $     15.37     $     14.69
                                      -----------        -----------     -----------    -----------     -----------     -----------
Income from investment operations:
  Net investment income ...........          0.05               0.10            0.13           0.15            0.15            0.16
  Net realized and unrealized
    gain on investments and
    translation of other assets and
    liabilities denominated
    in foreign currencies .........         (2.22)              7.86            3.73           1.91            2.21            1.49
                                      -----------        -----------     -----------    -----------     -----------     -----------
  Net increase/(decrease) from
    investment operations .........         (2.17)              7.96            3.86           2.06            2.36            1.65
                                      -----------        -----------     -----------    -----------     -----------     -----------

Dividends and Distributions to
  Shareholders from:
  Net investment income ...........            --              (0.09)          (0.11)         (0.15)          (0.14)          (0.15)
  Distributions in excess of net
    investment income .............            --              (0.01)          (0.01)         (0.15)          (0.10)          (0.12)
  Net realized gain on investments
    and foreign currency related
    transactions ..................            --              (2.00)          (1.09)         (0.75)          (0.23)          (0.70)
                                      -----------        -----------     -----------    -----------     -----------     -----------
  Total dividends and distributions            --              (2.10)          (1.21)         (1.05)          (0.47)          (0.97)
                                      -----------        -----------     -----------    -----------     -----------     -----------
Net asset value, end of period ....   $     24.61        $     26.78     $     20.92    $     18.27     $     17.26     $     15.37
                                      -----------        -----------     -----------    -----------     -----------     -----------

Total return* .....................         (8.10)%            39.11%          21.17%         11.93%          15.41%          11.23%
                                      -----------        -----------     -----------    -----------     -----------     -----------

Ratios/supplemental data:
  Net assets, end of period
    (000's omitted) ...............   $   831,418        $   933,544     $   680,290    $   534,711     $   456,203     $   317,287
  Ratio of expenses to average
    net assets ....................          0.93%(a)           0.96%           0.98%          0.97%           0.98%           0.99%
  Ratio of net investment income
    to average net assets .........          0.40%(a)           0.40%           0.55%          0.74%           0.94%           0.97%
  Portfolio turnover
    rate ..........................            30%                52%             47%            51%             38%             52%

* Total returns do not reflect the effects of charges deducted pursuant to the terms of GIAC's variable contracts. Inclusion of such charges would reduce the total returns for all periods shown.
(a)   Annualized.

                       See notes to financial statements.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
Baillie Gifford Emerging Markets Fund
-------------------------------------

SCHEDULE OF INVESTMENTS
June 30, 2000 (Unaudited)

------------------------------------------------------
Common Stocks -- 95.6%
------------------------------------------------------
Shares                                           Value
------------------------------------------------------
Argentina -- 1.0%
  Retail-Food -- 0.5%
    56,500  Imp. Y Exp. Patagonia*          $  508,775
  Telecommunications -- 0.5%
    15,000  Telecom. Argentina Stet-France
                  Telecom. S.A. ADR            412,500
                                            ----------
                                               921,275
------------------------------------------------------
Brazil -- 8.7%
  Financial-Banks -- 0.6%
 5,400,000  Banco Itau S.A.                    474,577
  Food, Beverage and Tobacco -- 1.4%
    23,720  Comp. Brasileiras de Dist. ADR     762,005
    29,000  Comp. Cervejaria Brahma ADR*       493,000
  Gas Distribution -- 0.4%
    37,600  Ultrapar Participacoes S.A. ADR    373,650
  Paper Products -- 0.8%
    16,870  Aracruz Celulose S.A. ADR          325,802
    21,116  Votorantim Celulose e
              Papel S.A. ADR                   388,007
  Petroleum Services -- 1.7%
    48,400  Petroleo Brasileiro S.A. ADR     1,440,467
  Real Estate -- 0.3%
    18,100  Brazil Realty S.A. GDR             270,973
  Telecommunications -- 2.6%
42,000,000  Embratel Participacoes S.A.        782,479
    14,670  Embratel Participacoes
              S.A. ADR                         346,579
     9,618  Telecom. Centro Sul
              Participacoes ADR                483,571
    29,714  Telecom. Norte Leste
              Participacoes ADR                701,993
     1,001  Telecom. Sudeste Celular
              Participacoes S.A.                    18
  Textile-Apparel and Production -- 0.4%
   136,800  Confeccoes Guararapes S.A.         379,263
  Utilities-Electric and Water -- 0.5%
    25,000  Comp. Energetica de Minas ADR      434,375
                                            ----------
                                             7,656,759
------------------------------------------------------
Chile -- 1.0%
  Mining -- 0.5%
    87,000  Antofagasta Hldgs.                 467,321
  Mutual Funds -- 0.3%
     8,930  Genesis Chile Fund*                252,273
  Telecommunications -- 0.2%
    10,200  Comp. de Telecom. de
              Chile ADR*                       184,875
                                            ----------
                                               904,469
------------------------------------------------------
Colombia -- 0.2%
  Retail-Food -- 0.2%
   116,911  Almacenes Exito S.A.               185,098
------------------------------------------------------
Czech Republic -- 0.5%
  Telecommunications -- 0.5%
    26,500  Cesky Telecom A.S.*                448,118
------------------------------------------------------
Egypt -- 1.2%
  Food, Beverage and Tobacco -- 1.2%
    60,000  Al Ahram Beverages Co.
              S.A.E. GDR*                    1,030,500
------------------------------------------------------
Greece -- 2.5%
  Broadcasting and Publishing -- 0.7%
    19,830  Lambrakis Press S.A.               581,136
  Financial-Banks -- 0.3%
     6,580  Alpha Bank                         259,597
  Telecommunications -- 1.5%
    25,800  Hellenic Telecom.
              Organization S.A. (OTE)          632,149
    62,600  Panafon Hellenic Telecom.
              S.A.*                            709,690
                                            ----------
                                             2,182,572
------------------------------------------------------
Hong Kong -- 7.9%
  Computer Systems -- 2.0%
 1,812,000  Legend Hldgs. Ltd.               1,754,936
  Conglomerates -- 0.3%
   800,000  First Pacific Co. Ltd.             271,952
  Electrical Equipment -- 0.5%
 3,300,000  Yixing Xinwei Hldgs. Ltd.*         414,855
  Financial-Banks -- 0.3%
   160,000  Guoco Group                        321,211
  Real Estate -- 0.6%
    49,000  Cheung Kong Hldgs.                 538,997
  Telecommunications -- 4.2%
   244,000  China Mobile (Hong Kong) Ltd.*   2,151,882
   744,000  China Unicom Ltd.*               1,569,983
                                            ----------
                                             7,023,816
------------------------------------------------------
Hungary -- 3.0%
  Chemicals -- 0.4%
    11,000  BorsodChem RT*                     339,719
  Financial-Banks -- 1.1%
    17,600  OTP Bank                           917,222
  Pharmaceuticals -- 0.7%
    11,980  Richter Gedeon VEG                 645,880
  Telecommunications -- 0.8%
   105,800  Matav RT                           735,814
                                            ----------
                                             2,638,635
------------------------------------------------------
India -- 7.9%
  Capital Goods-Miscellaneous
  Technology -- 0.4%
    24,000  Rediff.com India Ltd. ADR*         336,000
  Computer Software -- 5.1%
    10,000  Hughes Software Systems            675,073
     9,600  Infosys Technology Ltd.          1,788,599
    25,000  NIIT Ltd.*                       1,237,598
    11,700  Satyam Computer Services Ltd.      781,476
  Financial-Banks -- 1.0%
    61,342  ICICI Bank Ltd.*                   889,459
------------------------------------------------------

                       See notes to financial statements.

*     Non-income producing security.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

Shares                                           Value
------------------------------------------------------
  Telecommunications -- 0.8%
    65,000  Mahanagar Telephone Nigam
              Ltd. GDR*                    $   682,500
  Telecommunications-Specialty -- 0.6%
    25,000  Satyam Infoway Ltd. ADR*           556,250
                                           -----------
                                             6,946,955
------------------------------------------------------
Israel -- 4.1%
  Business Services -- 2.1%
    21,600  BATM Advanced Comm. Ltd.         1,876,001
  Computer Software -- 0.8%
     3,500  Check Point Software
              Technologies Ltd.*               741,125
  Conglomerates -- 0.6%
    41,000  Clal Industries*                   489,630
  Electronics and Instruments -- 0.6%
    19,500  Visionix Ltd.*                     558,500
                                           -----------
                                             3,665,256
------------------------------------------------------
Malaysia -- 4.7%
  Financial-Banks -- 2.2%
   158,000  Commerce Asset-Hldg. Berhad        457,368
   351,000  Malayan Banking Berhad           1,422,474
  Food, Beverage and Tobacco -- 0.1%
    90,000   JT Int'l. Berhad                  102,789
  Telecommunications -- 1.9%
 1,600,000  Technology Resources
              Inds. Berhad*                  1,701,053
  Utilities -- 0.5%
   130,000  Tenaga Nasional                    424,211
                                           -----------
                                             4,107,895
------------------------------------------------------
Mexico -- 12.2%
  Conglomerates -- 0.8%
    82,600  Alfa S.A.                          188,757
    11,200  Fomento Economico Mexicano ADR*    482,300
  Construction Materials -- 0.8%
    29,304  Cemex S.A. de C.V. ADR             684,981
  Constructions -- 0.3%
   231,600  Consorcio Ara S.A. de C.V.*        272,858
  Financial-Banks -- 0.8%
   160,000  Grupo Financiero Banamex
                Accival S.A. de C.V.*          672,761
  Financial Services -- 0.3%
   201,400  Grupo Financiero Banorte*          278,188
  Food, Beverage and Tobacco -- 0.8%
   297,000  Grupo Bimbo S.A. de C.V.           467,550
   222,000  Grupo Continental                  225,472
  Media and Entertainment -- 2.2%
   293,300  Corp. Interamericana
              Entretenimiento*               1,146,867
    11,900  Grupo Television S.A.
              de C.V. ADR*                     820,356
  Metals -- 0.7%
    46,900  Tubos de Acero                     647,816
  Paper Products -- 0.7%
   202,000  Kimberly Clark Mexico              574,447
  Retail Trade -- 0.7%
    62,400  Grupo Elektra S.A.
              de C.V. GDR                      639,600
  Telecommunications -- 4.1%
   442,000  Grupo Carso Global Telecom.*     1,261,446
    41,500  Telefonos de Mexico S.A. ADR     2,370,688
                                           -----------
                                            10,734,087
------------------------------------------------------
Panama -- 0.4%
  Financial-Banks -- 0.4%
    13,800  Banco Latinoamericano de
              Exportaciones S.A.               382,088
------------------------------------------------------
Peru -- 0.2%
  Financial-Banks -- 0.2%
    18,300  Credicorp Ltd.                     164,700
------------------------------------------------------
Poland -- 1.0%
  Broadcasting and Publishing -- 1.0%
    32,110  Agora S.A.*                        848,027
------------------------------------------------------
Russia -- 1.1%
  Oil-Integrated-International -- 1.1%
    20,000  Lukoil Hldg. ADR*                  990,000
------------------------------------------------------
South Africa -- 2.8%
  Food, Beverage and Tobacco -- 1.0%
    33,000  Comp. Financiere Richemont AG*     885,188
  Metals -- 1.1%
   880,803  Northam Platinum                 1,012,566
  Mining -- 0.7%
    78,000  Anglovaal Mining Ltd.*             597,789
                                           -----------
                                             2,495,543
------------------------------------------------------
South Korea -- 13.7%
  Constructions -- 0.8%
    25,797  Tae Young Corp.                    673,252
  Electronic Equipment -- 8.6%
    83,699  Sam Hwa Electronics Co.            912,036
    13,000  Samsung Electro-Mechanics Co.*     814,959
    17,700  Samsung Electronics              5,857,537
  Financial-Banks -- 0.6%
    41,816  Kookmin Bank GDR*                  534,199
  Metals -- 0.7%
    26,200  Pohang Iron & Steel Co.
              Ltd. ADR                         628,800
  Telecommunications -- 1.1%
    28,000  SK Telecom Ltd. ADR*             1,016,750
  Utilities-Electric -- 1.9%
    54,000  Korea Electric Power
              Corp. ADR*                     1,675,657
                                           -----------
                                            12,113,190
------------------------------------------------------
Taiwan -- 14.2%
  Computer Services -- 1.7%
    25,000  Acer Peripherals, Inc. GDR*        717,500
    90,000  Trident Microsystems, Inc.*        810,000
------------------------------------------------------

                       See notes to financial statements.

*     Non-income producing security.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
Baillie Gifford Emerging Markets Fund
-------------------------------------

SCHEDULE OF INVESTMENTS
June 30, 2000 (Unaudited) (Continued)

Shares                                           Value
------------------------------------------------------
  Electronics and Instruments -- 10.8%
   195,942  Accton Technology Corp. GDR*   $   862,146
    92,480  Asustek Computer, Inc.             764,521
   147,000  Hon Hai Precision*               1,330,057
   275,184  Taiwan Secom                       420,053
   376,754  Taiwan Semiconductor*            1,790,271
   344,640  United Micro Electronic*           959,047
    52,000  Via Technologies, Inc.*            803,906
    48,840  Winbond Electronic Corp. GDR*    1,404,150
   143,000  Yageo Corp. GDR*                 1,172,600
  Financial-Banks -- 0.0%
       101  ICBC                                    85
  Financial Services -- 0.6%
   424,200  China Development Industrial
              Bank*                            566,060
  Transportation -- 1.1%
   100,000  Evergreen Marine Corp. GDR*        982,500
                                           -----------
                                            12,582,896
------------------------------------------------------
Thailand -- 2.0%
  Real Estate -- 0.3%
 1,523,300  Golden Land Ppty.*                 233,307
  Telecommunications -- 1.7%
   380,000  Total Access Comm.
              Public Co.*                    1,527,600
                                           -----------
                                             1,760,907
------------------------------------------------------
Turkey -- 4.6%
  Broadcasting and Publishing -- 1.7%
47,450,000  Dogan Yayin Hldg. A.S.*            803,051
73,205,400  Hurriyet Gazetecilik ve
              Matbaacilik A.S.*                707,965
  Electronic Equipment -- 1.0%
 3,021,000  Vestel Elektronik Sanayi
              ve Ticaret A.S.*                 912,998
  Financial-Banks -- 0.9%
   267,900  Haci Omer Sabanci Hldgs.
              S.A. ADR                         783,608
  Retail-Appliances -- 1.0%
17,719,000  Arcelik A.S.                       871,077
                                           -----------
                                             4,078,699
------------------------------------------------------
Venezuela -- 0.7%
  Telecommunications -- 0.7%
    21,000  Comp. Anonima Nacional
              Telefonos de Venezuela ADR       570,938
------------------------------------------------------
            Total Common Stocks
              (Cost $69,406,080)            84,432,423
------------------------------------------------------

---------------------------------------------------------
Preferred Stocks -- 1.2%
---------------------------------------------------------
Shares                                              Value
---------------------------------------------------------
    10,400  Comp. Vale do Rio Doce*            $  293,518
    94,000  Confeccoes Guararapes S.A.            255,392
   533,893  Itausa -- Investimentos Itau S.A.     518,055
---------------------------------------------------------
            Total Preferred Stocks
              (Cost $933,303)                   1,066,965
---------------------------------------------------------

--------------------------------------------------------------------
Repurchase Agreement -- 2.6%
--------------------------------------------------------------------
Principal
Amount                                                         Value
--------------------------------------------------------------------
$ 2,297,000   State Street Bank & Trust Co.
              repurchase agreement,
              dated 6/30/00, maturity value
              $2,298,005 at 5.25% due 7/3/00(1)
                (Cost $2,297,000)                       $  2,297,000
--------------------------------------------------------------------
Total Investments -- 99.4%
  (Cost $72,636,383)                                      87,796,388
Cash, Receivables and Other
  Assets Less Liabilities -- 0.6%                            542,849
--------------------------------------------------------------------
Net Assets -- 100.0%                                    $ 88,339,237
--------------------------------------------------------------------

(1) The repurchase agreement is fully collateralized by U.S. Government and/or agency obligations based on market prices at the date of the portfolio.

Glossary of terms:

ADR -- American Depositary Receipt.
GDR -- Global Depositary Receipt.

                       See notes to financial statements.

*     Non-income producing security.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

STATEMENT OF ASSETS AND LIABILITIES
June 30, 2000 (Unaudited)

ASSETS
  Investments, at market (cost $72,636,383)                        $ 87,796,388
  Cash                                                                      389
  Foreign currency (cost $1,868,737)                                  1,878,410
  Dividends receivable                                                  232,575
  Receivable for fund shares sold                                         6,067
  Dividend reclaims receivable                                              757
  Interest receivable                                                       335
  Other assets                                                               83
                                                                   ------------
  TOTAL ASSETS                                                       89,915,004
                                                                   ------------

LIABILITIES
  Accrued foreign capital gains tax                                     950,605
  Payable for securities purchased                                      462,512
  Accrued expenses                                                      139,307
  Payable for fund shares redeemed                                       23,343
                                                                   ------------
  TOTAL LIABILITIES                                                   1,575,767
                                                                   ------------
    NET ASSETS                                                     $ 88,339,237
                                                                   ============

COMPONENTS OF NET ASSETS
  Capital stock, at par                                            $    726,450
  Additional paid-in capital                                         74,218,300
  Distributions in excess of net investment income                   (1,236,600)
  Accumulated net realized loss on
    investments and foreign currency
    related transactions                                               (511,994)
  Net unrealized appreciation of investments
    and translation of other assets and
    liabilities denominated in foreign currencies                    15,143,081
                                                                   ------------
    NET ASSETS                                                     $ 88,339,237
                                                                   ============

  Shares Outstanding -- $0.10 par value                               7,264,500
                                                                   ------------

NET ASSET VALUE PER SHARE                                          $      12.16
                                                                   ============

STATEMENT OF OPERATIONS
Six Months Ended
June 30, 2000 (Unaudited)

Investment Income:
  Dividends                                                        $    616,310
  Interest                                                               63,319
  Less: Foreign tax withheld                                            (50,826)
                                                                   ------------
  Total Income                                                          628,803
                                                                   ------------

Expenses:
  Investment advisory fees -- Note B                                    483,651
  Custodian fees                                                        117,753
  Audit fees                                                             11,623
  Printing expense                                                        7,458
  Directors' fees -- Note B                                               6,215
  Registration fees                                                         994
  Legal fees                                                                506
  Loan commitment fees -- Note F                                             71
  Insurance expense                                                          69
  Other                                                                     350
                                                                   ------------
  Total Expenses                                                        628,690
                                                                   ------------

  Net Investment Income                                                     113
                                                                   ------------

Realized and Unrealized Gain/(Loss) on
 Investments and Foreign Currencies -- Note C
  Net realized gain on investments -- Note A                         10,168,416
  Net realized loss on foreign currency related
    transactions -- Note A                                              (49,170)
  Foreign capital gains tax                                             (81,507)
  Net change in unrealized appreciation of
    investments -- Note C                                           (14,809,211)
  Net change in unrealized depreciation from
    translation of other assets and liabilities
    denominated in foreign currencies -- Note C                          (9,497)
                                                                   ------------
Net Realized and Unrealized Loss on
  Investments and Foreign Currencies                                 (4,780,969)
                                                                   ------------
Net Decrease in Net Assets
  from Operations                                                  $ (4,780,856)
                                                                   ============

                       See notes to financial statements.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
Baillie Gifford Emerging Markets Fund
-------------------------------------

STATEMENT OF CHANGES IN NET ASSETS

                                                                                       Six Months       Year Ended
                                                                                            Ended     December 31,
                                                                                     June 30, 200             1999
                                                                                       (Unaudited)        (Audited)
                                                                                     -------------    ------------

INCREASE/(DECREASE) IN NET ASSETS
  From Operations:
    Net investment income                                                             $        113    $     72,405
    Net realized gain on investments and foreign currency related transactions          10,037,739       2,737,439
    Net change in unrealized appreciation/(depreciation) on investments and
      translation of other assets and liabilities denominated in foreign currencies    (14,818,708)     34,296,056
                                                                                      ------------    ------------
      Net Increase/(Decrease) in Net Assets from Operations                             (4,780,856)     37,105,900
                                                                                      ------------    ------------
  From Capital Share Transactions:
    Increase in net assets from capital share transactions -- Note E                       863,669       4,486,963
                                                                                      ------------    ------------
      Net Increase/(Decrease) in Net Assets                                             (3,917,187)     41,592,863

  Net Assets:
    Beginning of period                                                                 92,256,424      50,663,561
                                                                                      ------------    ------------
    End of period*                                                                    $ 88,339,237    $ 92,256,424
                                                                                      ============    ============

* Includes distributions in excess of net investment income of:                       $ (1,236,600)   $ (1,236,713)

                       See notes to financial statements.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

FINANCIAL HIGHLIGHTS
Selected data for a share of capital stock outstanding throughout the periods indicated:

                                                  Six Months
                                                     Ended                    Year Ended December 31, (Audited)
                                                 June 30, 2000     -----------------------------------------------------
                                                  (Unaudited)        1999       1998        1997        1996       1995
                                                  ----------------------------------------------------------------------
Net asset value,
  beginning of period ...........................   $ 12.73        $  7.39    $ 10.17     $ 10.54     $  8.46    $  8.68
                                                    -------        -------    -------     -------     -------    -------
Income from investment operations:
    Net investment income .......................      0.01           0.01       0.09        0.09        0.07       0.07
    Net realized and unrealized gain on
      investments and translation of other
      assets and liabilities denominated in
      foreign currency ..........................     (0.58)          5.33      (2.81)       0.12        2.01      (0.12)
                                                    -------        -------    -------     -------     -------    -------
    Net increase/(decrease) from investment
      operations ................................     (0.57)          5.34      (2.72)       0.21        2.08      (0.05)
                                                    -------        -------    -------     -------     -------    -------

Dividends and Distributions
 to Shareholders from:
    Net investment income .......................        --             --         --       (0.06)         --      (0.07)
    Distributions in excess of
      net investment income .....................        --             --         --          --          --      (0.10)
    Net realized gain on investments and
      foreign currency related transactions .....        --             --         --       (0.33)         --         --
    In excess of net realized gain on investments        --             --         --       (0.19)         --         --
    Tax return of capital .......................        --             --      (0.06)         --          --         --
                                                    -------        -------    -------     -------     -------    -------
    Total dividends and distributions ...........        --             --      (0.06)      (0.58)         --      (0.17)
                                                    -------        -------    -------     -------     -------    -------
Net asset value, end of period ..................   $ 12.16        $ 12.73    $  7.39     $ 10.17     $ 10.54    $  8.46
                                                    -------        -------    -------     -------     -------    -------

Total return* ...................................     (4.48)%        72.26%    (26.77)%      1.97%      24.59%     (0.60)%
                                                    -------        -------    -------     -------     -------    -------
Ratios/supplemental data:
    Net assets, end of period (000's omitted) ...   $88,339        $92,256    $50,664     $87,014     $67,062    $34,218
    Ratio of expenses to average net assets .....      1.30%(a)       1.44%      1.49%       1.40%       1.53%      1.67%
    Ratio of net investment income to average
      net assets ................................     (0.00)%(a)      0.12%      1.16%       0.76%       0.85%      0.89%
    Portfolio turnover rate .....................        40%            96%        69%         64%         46%        52%

* Total returns do not reflect the effects of charges deducted pursuant to the terms of GIAC's variable contracts. Inclusion of such charges would reduce the total returns for all periods shown.
(a)   Annualized.

                       See notes to financial statements.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
The Guardian Small Cap Stock Fund
---------------------------------

SCHEDULE OF INVESTMENTS
June 30, 2000 (Unaudited)

--------------------------------------------------------------------------------
Common Stocks -- 93.6%
--------------------------------------------------------------------------------
Shares                                                                     Value
--------------------------------------------------------------------------------
Aerospace and Defense -- 0.3%
     23,800 Newport News Shipbuilding Corp.                          $   874,650
--------------------------------------------------------------------------------
Air Transportation -- 0.5%
     24,500 Atlantic Coast Airlines Hldgs.*                              777,875
     19,900 SkyWest, Inc.                                                737,544
                                                                     -----------
                                                                       1,515,419
--------------------------------------------------------------------------------
Auto-Replacement Parts -- 0.2%
     14,700 Danaher Corp.                                                726,731
--------------------------------------------------------------------------------
Biotechnology -- 3.8%
      4,100 Affymetrix, Inc.*                                            677,013
     15,600 Alkermes, Inc.*                                              735,150
     18,100 Celgene Corp.*                                             1,065,637
     15,000 Cephalon, Inc.*                                              898,125
     23,200 Enzon, Inc.*                                                 986,000
     82,100 Genomic Solutions, Inc.*                                   1,200,713
      7,300 Human Genome Sciences, Inc.*                                 973,637
     11,700 Millenium Pharmaceuticals, Inc.*                           1,308,937
     27,700 Pharmacopeia, Inc.*                                        1,284,588
     33,000 PRAECIS Pharmaceuticals, Inc.*                               919,875
      8,200 Sepracor, Inc.*                                              989,125
     19,300 SuperGen, Inc.*                                              699,625
                                                                     -----------
                                                                      11,738,425
--------------------------------------------------------------------------------
Broadcasting -- 4.3%
     26,100 Adelphia Comm. Corp.*                                      1,223,438
     74,800 Charter Comm., Inc.*                                       1,229,525
     62,800 Citadel Comm. Corp.*                                       2,194,075
     37,238 Cox Comm., Inc.*                                           1,696,656
     51,900 Cox Radio, Inc.*                                           1,453,200
     25,200 Entercom Comm. Corp.*                                      1,228,500
     32,900 Hispanic Broadcasting Corp.*                               1,089,813
     18,900 OpenTV Corp.*                                                848,138
     53,300 Radio One, Inc.*                                           1,575,681
     49,500 Spanish Broadcasting Systems, Inc.*                        1,017,844
                                                                     -----------
                                                                      13,556,870
--------------------------------------------------------------------------------
Building Materials and Homebuilders -- 0.6%
     21,300 Martin Marietta Materials, Inc.                              861,319
     14,900 Southdown, Inc.                                              860,475
                                                                     -----------
                                                                       1,721,794
--------------------------------------------------------------------------------
Chemicals -- 1.8%
     52,900 Cabot Corp.                                                1,441,525
     20,100 Cabot Microelectronics Corp.*                                919,575
     81,600 Cadiz, Inc.*                                                 652,800
     38,200 Lubrizol Corp.*                                              802,200
     29,900 Spartech Corp.                                               807,300
     19,800 Symyx Technologies, Inc.*                                    843,666
                                                                     -----------
                                                                       5,467,066
--------------------------------------------------------------------------------
Computer Software -- 10.2%
     19,000 Agile Software Corp.*                                      1,343,062
     12,800 Akamai Technologies, Inc.*                                 1,519,800
     25,400 BEA Systems, Inc.*                                         1,255,713
     31,800 BroadVision, Inc.*                                         1,615,837
     19,600 Inet Technologies, Inc.*                                   1,063,300
     10,800 Inktomi Corp.*                                             1,277,100
     39,400 Intertrust Technologies Corp.*                               810,162
     13,800 Interwoven, Inc.*                                          1,517,784
     19,350 Kana Comm., Inc.*                                          1,197,281
     29,900 Macromedia, Inc.*                                          2,890,956
     12,200 Mercury Interactive Corp.*                                 1,180,350
      9,000 Micromuse, Inc.*                                           1,489,359
     24,800 Portal Software, Inc.*                                     1,584,100
     11,000 Rational Software Corp.*                                   1,022,313
     16,000 RealNetworks, Inc.*                                          809,000
     19,000 Remedy Corp.*                                              1,063,109
     18,500 Selectica, Inc.*                                           1,296,156
     13,900 TIBCO Software, Inc.*                                      1,490,558
     37,900 Ulticom, Inc.*                                               910,192
     22,800 VeriSign, Inc.*                                            4,024,200
     23,600 Vitria Technology, Inc.*                                   1,442,550
      6,700 webMethods, Inc.*                                          1,053,156
                                                                     -----------
                                                                      31,856,038
--------------------------------------------------------------------------------
Computer Systems -- 5.4%
     10,800 Comverse Technology, Inc.                                  1,004,400
     17,400 Entrust Technologies, Inc.*                                1,439,850
     51,400 Finisar Corp.*                                             1,346,037
     35,400 Henry Jack & Associates, Inc.                              1,774,425
     15,400 M-Systems Flash Disk Pioneers Ltd.*                        1,199,275
     43,800 Network Appliance, Inc.*                                   3,525,900
     21,800 NVIDIA Corp.*                                              1,385,662
     41,100 QLogic Corp.*                                              2,715,169
     17,300 SanDisk Corp.*                                             1,058,544
     26,400 WatchGuard Technologies, Inc.*                             1,450,350
                                                                     -----------
                                                                      16,899,612
--------------------------------------------------------------------------------
Drugs and Hospitals -- 7.1%
     14,200 Allergan, Inc.                                             1,057,900
     23,700 Alpharma, Inc.                                             1,475,325
     23,200 Andrx Corp.*                                               1,482,988
     23,400 Biovail Corp.*                                             1,297,238
--------------------------------------------------------------------------------

                       See notes to financial statements.

*     Non-income producing security.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

Shares                                                                     Value
--------------------------------------------------------------------------------
     35,100 First Health Group Corp.*                                $ 1,151,719
     10,400 IDEC Pharmaceuticals Corp.*                                1,220,050
     62,600 IVAX Corp.*                                                2,597,900
     51,000 Jones Pharma, Inc.                                         2,036,813
     28,650 King Pharmaceuticals, Inc.*                                1,257,019
     34,700 K-V Pharmaceutical Co.*                                      919,550
     17,600 Laboratory Corp. of America Hldgs.*                        1,357,400
     18,800 Medicis Pharmaceutical Corp.*                              1,071,600
     67,500 Mylan Laboratories, Inc.                                   1,231,875
     38,000 Tenet Healthcare Corp.                                     1,026,000
     36,600 Teva Pharmaceutical Industries Ltd.                        2,029,013
      8,300 Waters Corp.*                                              1,035,944
                                                                     -----------
                                                                      22,248,334
--------------------------------------------------------------------------------
Electrical Equipment -- 4.0%
     63,500 DDi Corp.*                                                 1,809,750
     45,916 Flextronics Int'l.*                                        3,153,855
     33,800 Plexus Corp.*                                              3,819,400
     19,000 RadiSys Corp.*                                             1,096,458
     17,200 Sanmina Corp.*                                             1,470,600
     31,400 SCI Systems, Inc.*                                         1,230,487
                                                                     -----------
                                                                      12,580,550
--------------------------------------------------------------------------------
Electronics-Semiconductors -- 4.4%
     32,100 Advanced Micro Devices, Inc.*                              2,479,725
     14,500 Burr-Brown Corp.*                                          1,256,969
      7,000 Cree, Inc.*                                                  934,500
     22,500 Integrated Device Technology, Inc.*                        1,347,187
     34,000 Intersil Hldg. Corp.*                                      1,838,125
     23,000 Int'l. Rectifier Co.*                                      1,288,000
     22,200 Quantum Effect Devices, Inc.*                              1,265,400
     48,000 SCG Hldg. Corp.*                                           1,050,000
     19,000 Silicon Laboratories, Inc.*                                1,009,375
     14,700 Silicon Storage Technology, Inc.*                          1,298,194
                                                                     -----------
                                                                      13,767,475
--------------------------------------------------------------------------------
Financial-Banks -- 4.0%
     60,200 BB&T Corp.                                                 1,437,275
     28,500 City Nat'l. Corp.                                            990,375
     30,200 Comerica, Inc.                                             1,355,225
     31,290 Commerce Bancorp, Inc.                                     1,439,340
     62,800 Compass Bancshares, Inc.                                   1,071,525
     72,200 Hibernia Corp.*                                              785,175
     25,700 Hudson United Bancorp                                        576,644
     29,000 Silicon Valley Bancshares*                                 1,236,125
     32,000 Southtrust Corp.                                             724,000
     52,800 Southwest Bancorp of Texas, Inc.*                          1,095,600
     40,300 TCF Financial Corp.                                        1,035,206
     44,300 Wintrust Financial Corp.*                                    683,881
                                                                     -----------
                                                                      12,430,371
--------------------------------------------------------------------------------
Financial-Other -- 3.5%
     67,100 American Capital Strategies Ltd.                           1,602,013
     37,400 BlackRock, Inc.*                                           1,084,600
     44,000 Countrywide Credit Industries, Inc.*                       1,333,750
     34,300 InterCept Group, Inc.*                                       583,100
     12,500 Investment Technology Group, Inc.*                           493,750
     28,500 Legg Mason, Inc.                                           1,425,000
     43,300 Metris Cos., Inc.                                          1,087,913
     24,400 Neuberger Berman, Inc.                                     1,134,600
     44,600 Raymond James Financial, Inc.*                             1,003,500
     34,400 Waddell & Reed Financial, Inc.*                            1,128,750
                                                                     -----------
                                                                      10,876,976
--------------------------------------------------------------------------------
Financial-Thrift -- 2.0%
     24,500 Bank United Corp.                                            862,094
     59,400 Banknorth Group, Inc.                                        909,563
     36,800 Charter One Financial, Inc.*                                 846,400
     44,100 Dime Bancorp, Inc.                                           694,575
     56,700 Golden State Bancorp, Inc.*                                1,020,600
     30,300 Golden West Financial Corp.                                1,236,619
     32,500 Richmond County Financial Corp.                              621,562
                                                                     -----------
                                                                       6,191,413
--------------------------------------------------------------------------------
Food, Beverage and Tobacco -- 0.9%
     28,700 Adolph Coors Co.                                           1,736,350
     28,000 McCormick & Co., Inc.                                        910,000
                                                                     -----------
                                                                       2,646,350
--------------------------------------------------------------------------------
Insurance -- 0.4%
     15,000 Allmerica Financial Corp.*                                   785,625
     21,300 Protective Life Corp.*                                       567,112
                                                                     -----------
                                                                       1,352,737
--------------------------------------------------------------------------------
Machinery and Equipment -- 0.5%
     12,400 Eaton Corp.                                                  830,800
     25,600 Fluor Corp.                                                  809,600
                                                                     -----------
                                                                       1,640,400
--------------------------------------------------------------------------------
Merchandising-Special -- 1.6%
     53,000 BJ's Wholesale Club, Inc.*                                 1,749,000
     50,200 United Stationers, Inc.*                                   1,625,225
     44,800 Zale Corp.*                                                1,635,200
                                                                     -----------
                                                                       5,009,425
--------------------------------------------------------------------------------
Miscellaneous-Capital Goods -- 1.5%
     20,200 American Standards Cos., Inc.*                               828,200
     19,000 Amphenol Corp.*                                            1,257,562
     29,100 Mettler-Toledo Int'l., Inc.*                               1,164,000
     13,600 Millipore Corp.                                            1,025,100
      7,300 PerkinElmer, Inc.*                                           470,888
                                                                     -----------
                                                                       4,745,750
--------------------------------------------------------------------------------

                       See notes to financial statements.

*     Non-income producing security.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
The Guardian Small Cap Stock Fund
---------------------------------

SCHEDULE OF INVESTMENTS
June 30, 2000 (Unaudited) (Continued)

Shares                                                                     Value
--------------------------------------------------------------------------------

Miscellaneous-Consumer Growth Cyclical -- 0.7%
     12,100 Diamond Technology Partners, Inc.*                       $ 1,064,800
     44,100 NetRatings, Inc.*                                          1,130,063
                                                                     -----------
                                                                       2,194,863
--------------------------------------------------------------------------------
Miscellaneous-Consumer Growth Staples -- 1.4%
     25,600 Lamar Advertising Co.*                                     1,108,800
     13,600 Learning Tree Int'l.*                                        833,000
     65,000 Optimal Robotics Corp.*                                    2,494,375
                                                                     -----------
                                                                       4,436,175
--------------------------------------------------------------------------------
Oil and Gas Producing -- 1.0%
     34,800 Burlington Resources, Inc.                                 1,331,100
     31,600 Louis Dreyfus Natural Gas Corp.*                             989,475
     15,700 Stone Energy Corp.*                                          938,075
                                                                     -----------
                                                                       3,258,650
--------------------------------------------------------------------------------
Oil and Gas Services -- 2.9%
     45,100 B.J. Svcs. Co.*                                            2,818,750
     17,200 Cooper Cameron Corp.*                                      1,135,200
     33,000 Maverick Tube Corp.*                                         961,125
     28,900 Santa Fe Int'l. Corp.                                      1,009,694
     13,000 Smith Int'l., Inc.*                                          946,563
     41,400 Veritas DGC, Inc.*                                         1,076,400
     28,900 Weatherford Int'l., Inc.*                                  1,150,581
                                                                     -----------
                                                                       9,098,313
--------------------------------------------------------------------------------
Publishing-News -- 0.3%
     16,700 Central Newspapers, Inc.*                                  1,056,275
--------------------------------------------------------------------------------
Semiconductors -- 1.0%
     44,100 AVX Corp.                                                  1,011,544
     38,300 Kemet Corp.*                                                 959,894
     28,700 Vishay Intertechnology, Inc.*                              1,088,806
                                                                     -----------
                                                                       3,060,244
--------------------------------------------------------------------------------
Semiconductors-Communications -- 8.5%
     31,600 Applied Micro Circuits Corp.*                              3,120,500
     13,200 AudioCodes Ltd.*                                           1,584,000
     23,100 Centillium Comm., Inc.*                                    1,593,900
     27,200 Cypress Semiconductor Corp.*                               1,149,200
     19,950 Exar Corp.                                                 1,739,391
      9,900 GlobeSpan, Inc.*                                           1,208,573
     18,900 Marvell Technology Group Ltd.*                             1,077,300
     25,400 Metalink Ltd.*                                               752,475
     22,200 Micrel, Inc.*                                                964,312
     13,700 RF Micro Devices, Inc.*                                    1,200,462
     14,500 Semtech Corp.*                                             1,109,023
     26,000 Silicon Image, Inc.*                                       1,296,750
     27,450 Transwitch Corp.*                                          2,118,797
     10,000 TriQuint Semiconductor, Inc.*                                956,875
     44,000 Virata Corp.*                                              2,623,500
     49,300 Xilinx, Inc.*                                              4,070,331
                                                                     -----------
                                                                      26,565,389
--------------------------------------------------------------------------------
Semiconductors-Equipment -- 2.2%
     19,000 Advanced Energy Industries, Inc.*                          1,119,813
     19,200 Credence Systems Corp.*                                    1,059,600
     20,800 Helix Technology Corp.                                       811,200
     32,800 KLA-Tencor Corp.*                                          1,920,850
     25,500 Lam Research Corp.*                                          956,250
     22,300 Numerical Technologies, Inc.*                              1,084,337
                                                                     -----------
                                                                       6,952,050
--------------------------------------------------------------------------------
Telecommunications-Equipment -- 10.8%
     23,600 Accelerated Networks, Inc.*                                  995,625
      7,500 Aether Systems, Inc.*                                      1,537,500
     21,500 American Tower Corp.*                                        896,281
      9,600 Avanex Corp.*                                                916,800
     22,400 Bookham Technology PLC*                                    1,327,200
     16,974 Cisco Systems, Inc.*                                       1,078,935
     44,000 CommScope, Inc.*                                           1,804,000
     10,800 Copper Mountain Networks, Inc.*                              951,750
     24,800 Crown Castle Corp. Int'l.*                                   905,200
     36,000 Dycom Industries, Inc.*                                    1,656,000
     12,200 E Tek Dynamics, Inc.*                                      3,218,513
      6,300 EXFO Electro-Optical Engr., Inc.*                            163,800
     15,960 JDS Uniphase Corp.*                                        1,913,205
     11,400 Juniper Networks, Inc.*                                    1,659,413
     17,600 Metasolv Software, Inc.*                                     774,400
     29,200 Netro Corp.*                                               1,675,350
     15,300 New Focus, Inc.*                                           1,256,512
     17,200 Pinnacle Hldgs., Inc. *                                      928,800
     19,800 Powerwave Technologies, Inc.*                                871,200
     12,700 Redback Networks, Inc.*                                    2,260,600
     18,200 Scientific Atlanta, Inc.                                   1,355,900
      8,100 SDL, Inc.*                                                 2,310,019
     33,800 Spectrasite Hldgs., Inc.*                                    959,075
     31,800 Stratos Lightwave, Inc.*                                     886,425
      9,000 Turnstone Systems, Inc.*                                   1,491,047
                                                                     -----------
                                                                      33,793,550
--------------------------------------------------------------------------------

                       See notes to financial statements.

*     Non-income producing security.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

Shares                                                                     Value
--------------------------------------------------------------------------------
Telecommunications-Specialty -- 6.2%
     26,900 Critical Path, Inc.*                                    $  1,568,606
     32,300 CTC Comm. Group, Inc.*                                     1,162,800
     67,000 Exodus Comm., Inc.*                                        3,086,187
     14,300 InfoSpace, Inc.*                                             790,075
     61,100 Metromedia Fiber Network, Inc.*                            2,424,906
     22,200 Next Level Comm., Inc.*                                    1,903,650
     39,000 Nextel Partners, Inc.*                                     1,269,938
     20,300 PanAmSat Corp.*                                              886,856
     11,400 Phone.com, Inc.*                                             742,425
     34,800 Primus Telecomm. Group, Inc.*                                865,650
     12,000 Sycamore Networks, Inc.*                                   1,324,500
     24,000 Telecorp PCS, Inc.*                                          967,500
     13,900 Time Warner Telecom, Inc.                                    894,812
     25,600 Triton PCS Hldgs., Inc.*                                   1,478,400
                                                                    ------------
                                                                      19,366,305
--------------------------------------------------------------------------------
Truckers -- 0.2%
     49,500 Swift Transportation, Inc.*                                  693,000
--------------------------------------------------------------------------------
Utilities-Electric -- 1.0%
     26,600 Calpine Corp.*                                             1,748,950
     32,100 Energy East Corp.                                            611,906
     41,700 Philadelphia Subn. Corp.                                     854,850
                                                                    ------------
                                                                       3,215,706
--------------------------------------------------------------------------------
Utilities-Gas and Pipeline -- 0.4%
     15,700 Equitable Res., Inc.                                         757,525
     12,600 National Fuel Gas Co.                                        614,250
                                                                    ------------
                                                                       1,371,775
--------------------------------------------------------------------------------
            Total Common Stocks
              (Cost $194,416,258)                                    292,908,681
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
Repurchase Agreement -- 8.5%
--------------------------------------------------------------------------------
Principal
Amount                                                                     Value
--------------------------------------------------------------------------------
$26,566,000   State Street Bank & Trust Co.
              repurchase agreement, dated
              6/30/00, maturity value $26,580,501
              at 6.55% due 7/3/00(1)
                (Cost $26,566,000)                                $  26,566,000
--------------------------------------------------------------------------------
Total Investments -- 102.1%
  (Cost $220,982,258)                                               319,474,681
Liabilities in Excess of Cash, Receivables
  and Other Assets -- (2.1)%                                         (6,634,801)
--------------------------------------------------------------------------------
Net Assets -- 100.0%                                              $ 312,839,880
--------------------------------------------------------------------------------

(1) The repurchase agreement is fully collateralized by U.S. Government and/or agency obligations based on market prices at the date of the portfolio.

                       See notes to financial statements.

*     Non-income producing security.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
The Guardian Small Cap Stock Fund
---------------------------------

STATEMENT OF ASSETS AND LIABILITIES
June 30, 2000 (Unaudited)

ASSETS
  Investments, at market (cost $220,982,258)                      $ 319,474,681
  Cash                                                                      802
  Receivable for securities sold                                      5,141,051
  Receivable for fund shares sold                                       213,292
  Dividends receivable                                                   75,687
  Interest receivable                                                     4,833
  Other assets                                                              424
                                                                  -------------
  TOTAL ASSETS                                                      324,910,770
                                                                  -------------

LIABILITIES
  Payable for securities purchased                                   11,864,387
  Accrued expenses                                                       21,177
  Payable for fund shares redeemed                                          242
  Due to affiliates                                                     185,084
                                                                  -------------
  TOTAL LIABILITIES                                                  12,070,890
                                                                  -------------
    NET ASSETS                                                    $ 312,839,880
                                                                  =============

COMPONENTS OF NET ASSETS
  Capital stock, at par                                           $   1,628,262
  Additional paid-in capital                                        209,255,055
  Distribution in excess of net investment income                       (22,875)
  Accumulated net realized gain
    on investments                                                    3,487,015
  Net unrealized appreciation of investments                         98,492,423
                                                                  -------------
    NET ASSETS                                                    $ 312,839,880
                                                                  =============

Shares Outstanding -- $0.10 par value                                16,282,620
                                                                  -------------

NET ASSET VALUE PER SHARE                                         $       19.21
                                                                  =============

STATEMENT OF OPERATIONS
Six Months Ended June 30, 2000 (Unaudited)

Investment Income:
  Dividends                                                        $    420,797
  Interest                                                              717,542
  Less: Foreign tax withheld                                             (1,005)
                                                                   ------------
  Total Income                                                        1,137,334
                                                                   ------------

Expenses:
  Investment advisory fees -- Note B                                  1,079,386
  Custodian fees                                                         45,186
  Printing expense                                                       16,904
  Audit fees                                                              9,883
  Directors' fees -- Note B                                               6,215
  Registration fees                                                       1,079
  Legal fees                                                                638
  Insurance expense                                                         210
  Loan commitment fees -- Note F                                            209
  Deferred organization expense                                             149
  Other                                                                     350
                                                                   ------------
  Total Expenses                                                      1,160,209
                                                                   ------------
  Net Investment Loss                                                   (22,875)
                                                                   ------------

Realized and Unrealized Gain/(Loss)
  on Investments -- Note C
  Net realized gain on investments -- Note A                         14,844,134
  Net change in unrealized appreciation of
    investments -- Note C                                            15,447,094
                                                                   ------------
Net Realized and Unrealized Gain
  on Investments                                                     30,291,228
                                                                   ------------
Net Increase in Net Assets
  from Operations                                                  $ 30,268,353
                                                                   ============

                       See notes to financial statements.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

STATEMENT OF CHANGES IN NET ASSETS

                                                                                    Six Months        Year Ended
                                                                                         Ended      December 31,
                                                                                 June 30, 2000              1999
                                                                                    (Unaudited)         (Audited)
                                                                                 -------------      ------------

INCREASE/(DECREASE) IN NET ASSETS
 From Operations:
    Net investment income/(loss)                                                  $     (22,875)   $     325,784
    Net realized gain on investments                                                 14,844,134          684,433
    Net change in unrealized appreciation of investments                             15,447,094       64,256,789
                                                                                  -------------    -------------
      Net Increase/(Decrease) in Net Assets from Operations                          30,268,353       65,267,006
                                                                                  -------------    -------------
 Dividends and Distributions to Shareholders from:
    Net investment income                                                                    --         (283,666)
    Tax return of capital                                                                    --          (43,726)
                                                                                  -------------    -------------
      Total Dividends and Distributions to Shareholders                                      --         (327,392)
                                                                                  -------------    -------------
 From Capital Share Transactions:
    Increase/(Decrease) in net assets from capital share transactions -- Note E      24,152,301         (113,289)
                                                                                  -------------    -------------
      Net Increase in Net Assets                                                     54,420,654       64,826,325

 Net Assets:
    Beginning of period                                                             258,419,226      193,592,901
                                                                                  -------------    -------------
    End of period*                                                                $ 312,839,880    $ 258,419,226
                                                                                  =============    =============

* Includes distributions in excess of net investment income of:                   $     (22,875)   $          --

                       See notes to financial statements.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
The Guardian Small Cap Stock Fund
---------------------------------

FINANCIAL HIGHLIGHTS
Selected data for a share of capital stock outstanding throughout the periods indicated:


                                           Six Months                                        April 2, 1997*
                                             Ended       Year Ended December 31, (Audited)  to December 31,
                                         June 30, 2000   ---------------------------------       1997
                                          (Unaudited)          1999            1998            (Audited)
                                         ------------------------------------------------------------------
Net asset value,
  beginning of period .................   $     17.18       $     12.74     $     13.63       $     10.00
                                          -----------       -----------     -----------       -----------
Income from investment
  operations:
  Net investment
    income ............................            --              0.02            0.01              0.03
  Net realized and
    unrealized gain/
    (loss) on investments .............          2.03              4.44           (0.79)             3.80
                                          -----------       -----------     -----------       -----------
  Net increase/(decrease)
    from investment
    operations ........................          2.03              4.46           (0.78)             3.83
                                          -----------       -----------     -----------       -----------

Dividends and Distributions
  to Shareholders from:
  Net investment income ...............            --             (0.02)          (0.01)            (0.03)
  Net realized gain ...................            --                --           (0.10)            (0.17)
                                          -----------       -----------     -----------       -----------
  Total dividends and
    distributions .....................            --             (0.02)          (0.11)            (0.20)
                                          -----------       -----------     -----------       -----------
Net asset value, end of
  period ..............................   $     19.21       $     17.18     $     12.74       $     13.63
                                          -----------       -----------     -----------       -----------

Total return(a) .......................         11.70%            35.04%          (5.75)%           38.32%
                                          -----------       -----------     -----------       -----------
Ratios/supplemental data:
  Net assets, end of period
    (000's omitted) ...................   $   312,840       $   258,419     $   193,593       $    87,749
  Ratio of expenses to
    average net assets ................          0.81%(b)          0.83%           0.89%             0.96%(b)
  Ratio of net investment
    income/(loss) to average net assets         (0.02)%(b)         0.17%           0.17%             0.48%(b)
  Portfolio turnover
    rate ..............................            65%              100%             59%               22%

*     Commencement of operations.
(a) Total returns do not reflect the effects of charges deducted pursuant to the terms of GIAC's variable contracts. Inclusion of such charges would reduce the total returns for all periods shown.
(b)   Annualized.

                       See notes to financial statements.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------






                       This page intentionally left blank.






--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
GIAC Funds, Inc. (including: Baillie Gifford
International Fund, Baillie Gifford Emerging Markets
Fund and The Guardian Small Cap Stock Fund)
----------------------------------------------------

NOTES TO FINANCIAL STATEMENTS
June 30, 2000 (Unaudited) (Continued)

----------------------------------------------
Note A -- Organization and Accounting Policies
----------------------------------------------

      GIAC Funds, Inc. (the Company) is a diversified open-end management investment company registered under the Investment Company Act of 1940, as amended (1940 Act), which was incorporated in Maryland on October 29, 1990. Shares of the Company are offered in three series: Baillie Gifford International Fund (BGIF), Baillie Gifford Emerging Markets Fund (BGEMF) and The Guardian Small Cap Stock Fund (GSCSF). The series are collectively referred to herein as the "Funds". Shares of the Funds are only sold to certain separate accounts of The Guardian Insurance & Annuity Company, Inc. (GIAC). GIAC is a wholly-owned subsidiary of The Guardian Life Insurance Company of America (Guardian Life).

      The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Valuation of Investments

      Securities listed on foreign exchanges and for which market quotations are readily available are valued at the closing price on the exchange on which the securities are traded at the close of the appropriate exchange or, if there have been no sales during the day, at the mean of the closing bid and asked prices. Securities traded in the over-the-counter market are valued at the mean between the bid and asked prices. Securities listed or traded on any domestic (U.S.) exchanges are valued at the last sale price or, if there have been no sales during the day, at the mean of the closing bid and asked prices. Securities for which market quotations are not readily available, including restricted securities and illiquid assets, are valued at fair value as determined in good faith by or under the direction of the Company's Board of Directors. Investing outside of the U.S. may involve certain considerations and risks not typically associated with domestic investments, including: the possibility of political and economic unrest and different levels of governmental supervision and regulation of foreign securities markets.

      Repurchase agreements are carried at cost which approximates market value (See Note D).

      Foreign Currency Translation

      The books and records of the Funds are maintained in U.S. dollars as follows:

      (1) The foreign currency market value of investment securities and other assets and liabilities stated in foreign currencies are translated into U. S. dollars at the current rate of exchange.

      (2) Purchases, sales, income and expenses are translated at the rate of exchange prevailing on the respective dates of such transactions.

      The resulting gains and losses are included in the Statement of Operations as follows:

      Realized foreign exchange gains and losses, which result from changes in foreign exchange rates between the date on which the Funds earn dividends and interest or pay foreign withholding taxes or other expenses and the date on which U.S. dollar equivalent amounts are actually received or paid, are included in net realized gain or loss on foreign currency related transactions. Realized foreign exchange gains and losses which result from changes in foreign exchange rates between the trade and settlement dates on security and currency transactions are also included in net realized gains or losses on foreign currency related transactions. Net currency gains and losses from valuing other assets and liabilities denominated in foreign currency at the period end exchange rate are reflected in net change in unrealized appreciation or depreciation from translation of other assets and liabilities denominated in foreign currencies.

Forward Foreign Currency Contracts

      The Funds may enter into forward foreign currency contracts in connection with planned purchases or sales of securities, or to hedge against changes in currency exchange rates affecting the values of securities denominated in a particular currency. A forward foreign currency contract is a commitment to purchase or sell a foreign currency at a future date at a negotiated forward rate. Fluctuations in the value of forward foreign currency exchange contracts are recorded for book purposes as

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

NOTES TO FINANCIAL STATEMENTS
June 30, 2000 (Unaudited) (Continued)

unrealized gains or losses on foreign currency related transactions by the Funds. When forward contracts are closed, the Funds record realized gains or losses equal to the differences between the values of such forward contracts at the time each was opened and the value at the time each was closed. Such amounts are recorded in net realized gain or loss on foreign currency related transactions. None of the Funds will enter into a forward foreign currency contract if such contract would obligate the Funds to deliver an amount of foreign currency in excess of the value of the Fund's portfolio securities or other assets denominated in that currency.

Futures Contracts

      BGIF and BGEMF may enter into financial futures contracts for the delayed delivery of securities, currency or contracts based on financial indices at a fixed price on a future date. In entering into such contracts, the Funds are required to deposit either in cash or securities an amount equal to a certain percentage of the contract amount. Subsequent payments are made or received by the Funds each day, depending on the daily fluctuations in the value of the underlying security, and are recorded for financial statement purposes as unrealized gains or losses by the Funds. The Funds' investments in financial futures contracts are designed to hedge against anticipated future changes in interest or exchange rates or securities prices (or for non-hedging purposes). Should interest or exchange rates or securities prices move unexpectedly, the Fund may not achieve the anticipated benefits of the financial futures contracts and may realize a loss.

Securities Transactions and Investment Income

      Securities transactions are recorded on the trade date. Net realized gains or losses on sales of investments are determined on an identified cost basis. Dividend income is recorded on the ex-dividend date and interest income is recorded on an accrual basis.

Taxes

      Each Fund intends to continue to qualify to be taxed as a "regulated investment company" under the provisions of the Internal Revenue Code (Code), and as such will not be subject to federal income tax on income (including any realized capital gains) which is distributed to its shareholders in accordance with the provisions of the Code. Therefore, no federal income tax provision is required. Losses on security transactions arising after October 31 are treated as arising on the first day of the Funds' next fiscal year.

      Withholding taxes on foreign interest, dividends and capital gains in the BGIF and BGEMF have been provided for in accordance with the applicable country's tax rules and rates.

      Investment income received from investments in foreign currencies may be subject to foreign withholding tax. Whenever possible, the Funds will attempt to operate so as to qualify for reduced tax rates or tax exemptions in those countries with which the United States has a tax treaty.

Dividends and Distributions to Shareholders

      The Funds intend to distribute each year, as dividends, substantially all net investment income and net realized capital gains. All such dividends or distributions are credited in the form of additional shares of the Funds at net asset value on the ex-dividend date. Such distributions are determined in conformity with federal income tax regulations. Differences between the recognition of income on an income tax basis and recognition of income based on generally accepted accounting principles may cause temporary overdistributions of net realized gains and net investment income. Currently, the Funds' policy is to distribute net investment income approximately every six months and net capital gains once a year. This policy is, however, subject to change at any time by the Company's Board of Directors.

Reclassifications of Capital Accounts

      The treatment for financial statement purposes of distributions made during the year from net investment income and net realized gains may differ from their ultimate treatment for federal income tax purposes. These differences primarily are caused by differences in the timing of the recognition of certain components of income or capital gain; and the recharacterization of foreign exchange gains or losses to either ordinary income or realized capital gains for federal income tax purposes.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
GIAC Funds, Inc. (including: Baillie Gifford
International Fund, Baillie Gifford Emerging Markets
Fund and The Guardian Small Cap Stock Fund)
----------------------------------------------------

NOTES TO FINANCIAL STATEMENTS
June 30, 2000 (Unaudited) (Continued)

Where such differences are permanent in nature, they are reclassified in the components of net assets based on their ultimate characterization for federal income tax purposes. Any such reclassifications will have no effect on net assets, results of operations, or net asset value per share of the Funds.

--------------------------------------------------------------------------
Note B -- Investment Management Agreements and Payments to Related Parties
--------------------------------------------------------------------------

      BGIF and BGEMF have an investment management agreement with Guardian Baillie Gifford Limited (GBG), a Scottish corporation formed through a joint venture between GIAC and Baillie Gifford Overseas Limited (BG Overseas). GBG is responsible for the overall investment management of the Funds' portfolios subject to the supervision of the Company's Board of Directors. GBG has entered into sub-investment management agreements with BG Overseas pursuant to which BG Overseas is responsible for the day-to-day management of BGIF and BGEMF. GBG continually monitors and evaluates the performance of BG Overseas.

      As compensation for its services, GBG receives a management fee computed at the annual rate of .80% of BGIF's average daily net assets and 1.00% of BGEMF's average daily net assets. One-half of these fees (.40% relating to BGIF and .50% relating to BGEMF) are payable by GBG to BG Overseas for its services. Payment of the sub-investment management fees does not represent a separate or additional expense to the Funds.

      GSCSF has an investment advisory agreement with Guardian Investor Services Corporation (GISC), a wholly-owned subsidiary of GIAC. GISC receives a management fee from GSCSF at an annual rate of .75% of its average daily net assets.

      No compensation is paid by the Company to a director who is deemed to be an "interested person" (as defined in the 1940 Act) of the Company. Each director not deemed an "interested person" is paid an annual fee of $500 and $350 for attendance at each meeting of the Company.

---------------------------------
Note C -- Investment Transactions
---------------------------------

      Purchases and proceeds from sales of securities (excluding short-term securities) for the six months ended June 30, 2000 were as follows:

                                  BGIF               BGEMF             GSCSF
                                  ----               -----             -----

Purchases .............       $261,167,498       $ 36,566,102       $201,370,520
Proceeds ..............       $274,875,946       $ 38,682,334       $171,911,387

      The cost of investments owned at June 30, 2000 for federal income tax purposes for BGIF, BGEMF and GSCSF was substantially the same as the cost for financial reporting purposes. The gross unrealized appreciation and depreciation of investments excluding foreign currency at June 30, 2000 were as follows:

                                           BGIF               BGEMF             GSCSF
                                           ----               -----             -----

Gross Appreciation .................  $ 231,725,173      $  20,628,596      $ 104,819,444
Gross Depreciation .................    (30,218,130)        (5,468,591)        (6,327,021)
                                      -------------      -------------      -------------
      Net Unrealized Appreciation ..  $ 201,507,043      $  15,160,005      $  98,492,423
                                      =============      =============      =============

      Forward foreign currency contracts represent commitments to purchase or sell a specified amount of foreign currency at a future date and at a future price. Risks may arise from the potential inability of a counterparty to meet the terms of a contract and from unanticipated movements in the value of a foreign currency relative to the U.S. dollar.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

NOTES TO FINANCIAL STATEMENTS
June 30, 2000 (Unaudited) (Continued)

-------------------------------
Note D -- Repurchase Agreements
-------------------------------

      Collateral underlying repurchase agreements takes the form of either cash or fully negotiable U.S. government securities. Repurchase agreements are fully collateralized (including the interest earned thereon) and such collateral is marked-to-market daily while the agreements remain in force. If the value of the underlying securities falls below the value of the repurchase price plus accrued interest, the Funds will require the seller to deposit additional collateral by the next business day. If the request for additional collateral is not met, or the seller defaults, the Funds maintain the right to sell the collateral and may claim any resulting loss against the seller. The Company's Board of Directors has established standards to evaluate the creditworthiness of broker-dealers and banks which engage in repurchase agreements with the Funds.

---------------------------------------
Note E -- Transactions in Capital Stock
---------------------------------------

      There are 1,000,000,000 shares of $0.10 par value capital stock authorized for each of the Funds. Transactions in capital stock were as follows:

                                         Six Months Ended         Year Ended   Six Months Ended         Year Ended
                                                 June 30,       December 31,           June 30,       December 31,
                                                     2000               1999               2000               1999
                                               (Unaudited)          (Audited)        (Unaudited)          (Audited)
------------------------------------------------------------------------------------------------------------------
                                                           Shares                              Amount
------------------------------------------------------------------------------------------------------------------

o Baillie Gifford International Fund
Shares sold                                     2,059,704          4,523,096      $  53,365,190      $ 100,665,748
Shares issued in reinvestment of
   dividends and distributions                         --          2,779,331                 --         68,228,567
Shares repurchased                             (3,135,287)        (4,948,683)       (80,559,715)      (109,742,262)
------------------------------------------------------------------------------------------------------------------
   Net increase/(decrease)                     (1,075,583)         2,353,744      $ (27,194,525)     $  59,152,053
------------------------------------------------------------------------------------------------------------------

o Baillie Gifford Emerging Markets Fund
Shares sold                                     1,888,728          2,821,366      $  25,317,863      $  26,596,653
Shares repurchased                             (1,869,562)        (2,432,410)       (24,454,194)       (22,109,690)
------------------------------------------------------------------------------------------------------------------
   Net increase                                    19,166            388,956      $     863,669      $   4,486,963
------------------------------------------------------------------------------------------------------------------

o The Guardian Small Cap Stock Fund
Shares sold                                     3,518,719          3,451,011      $  65,354,643      $  44,869,426
Shares issued in reinvestment of
   dividends                                           --             21,302                 --            327,392
Shares repurchased                             (2,275,581)        (3,624,740)       (41,202,342)       (45,310,107)
------------------------------------------------------------------------------------------------------------------
   Net increase/(decrease)                      1,243,138           (152,427)     $  24,152,301      $    (113,289)
------------------------------------------------------------------------------------------------------------------

------------------------
Note F -- Line of Credit
------------------------

      A $100,000,000 line of credit available to all of the Funds and other related Guardian Funds has been established with State Street Bank and Trust Company and Bank of Montreal. The rate of interest charged on any borrowing is based upon the prevailing Federal Funds rate at the time of the loan plus .50% calculated on a 360 day basis per annum. For the period ended June 30, 2000, none of the Funds borrowed against this line of credit.

      The Funds are obligated to pay State Street Bank and Trust Company and Bank of Montreal a commitment fee computed at a rate of .08% per annum on the average daily unused portion of the revolving credit.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
Value Line Centurion Fund, Inc.
-------------------------------

SCHEDULE OF INVESTMENTS
June 30, 2000 (Unaudited)

--------------------------------------------------------------------------------
Common Stocks -- 98.2%
--------------------------------------------------------------------------------

Shares                                                                     Value
--------------------------------------------------------------------------------
Advertising -- 1.0%
    100,000 Omnicom Group, Inc.                                      $ 8,906,250
--------------------------------------------------------------------------------
Bank -- 3.9%
    400,000 Chase Manhattan Corp.                                     18,425,000
    100,000 State Street Corp.                                        10,606,250
    140,000 Zions Bancorporation                                       6,424,688
                                                                     -----------
                                                                      35,455,938
--------------------------------------------------------------------------------
Bank-Midwest -- 0.7%
    100,000 Fifth Third Bancorp                                        6,325,000
--------------------------------------------------------------------------------
Computer & Peripherals -- 10.5%
    320,000 Cisco Systems, Inc.*                                      20,340,000
    330,000 Dell Computer Corp.*                                      16,273,125
    225,000 EMC Corp.*                                                17,310,938
    135,000 International Business Machines Corp.                     14,790,937
    180,000 Network Appliance, Inc.*                                  14,490,000
    150,000 Sun Microsystems, Inc.*                                   13,640,625
                                                                     -----------
                                                                      96,845,625
--------------------------------------------------------------------------------
Computer Software & Services -- 4.5%
    100,000 Adobe Systems, Inc.                                       13,000,000
    200,000 Microsoft Corp.*                                          16,000,000
    150,000 Oracle Corp.*                                             12,609,375
                                                                     -----------
                                                                      41,609,375
--------------------------------------------------------------------------------
Diversified Companies -- 3.1%
    240,000 Honeywell International, Inc.                              8,085,000
    300,000 Tyco International Ltd.                                   14,212,500
    100,000 United Technologies Corp.                                  5,887,500
                                                                     -----------
                                                                      28,185,000
--------------------------------------------------------------------------------
Drug -- 8.2%
     75,000 Biogen, Inc.*                                              4,837,500
    150,000 Immunex Corp.*                                             7,415,625
    125,000 Lilly (Eli) & Co.                                         12,484,375
    120,000 MedImmune, Inc.*                                           8,880,000
    180,000 Merck & Co., Inc.                                         13,792,500
    300,000 Pfizer, Inc.                                              14,400,000
    275,000 Schering-Plough Corp.                                     13,887,500
                                                                     -----------
                                                                      75,697,500
--------------------------------------------------------------------------------
Drugstore -- 0.9%
    200,000 CVS Corp.                                                  8,000,000
--------------------------------------------------------------------------------
Electric Utility - Central -- 1.0%
    200,000 AES Corp. (The)*                                           9,125,000
--------------------------------------------------------------------------------
Electrical Equipment -- 3.2%
     35,000 Corning Inc.                                               9,445,625
    375,000 General Electric Co.                                      19,875,000
                                                                     -----------
                                                                      29,320,625
--------------------------------------------------------------------------------
Electronics -- 2.0%
    100,000 Flextronics International, Ltd.*                           6,868,750
    100,000 JDS Uniphase Corp.*                                       11,987,500
                                                                     -----------
                                                                      18,856,250
--------------------------------------------------------------------------------
Entertainment -- 3.4%
    200,000 Clear Channel Communications, Inc.*                       15,000,000
    215,000 Time Warner, Inc.                                         16,340,000
                                                                     -----------
                                                                      31,340,000
--------------------------------------------------------------------------------
Financial Services - Diversified -- 5.7%
    300,000 American Express Co.                                      15,637,500
    156,250 American International Group, Inc.                        18,359,375
    300,000 Citigroup, Inc.                                           18,075,000
                                                                     -----------
                                                                      52,071,875
--------------------------------------------------------------------------------
Foreign Telecommunications -- 1.5%
    200,000 Nortel Networks Corp.                                     13,650,000
--------------------------------------------------------------------------------
Grocery -- 1.0%
    200,000 Safeway Inc.*                                              9,025,000
--------------------------------------------------------------------------------
Household Products -- 1.2%
    185,000 Colgate-Palmolive Co.                                     11,076,875
--------------------------------------------------------------------------------
  Insurance - Life -- 1.2%
    320,000 AXA Financial, Inc.                                       10,880,000
--------------------------------------------------------------------------------
Internet -- 1.7%
    300,000 America Online, Inc.*                                     15,825,000
--------------------------------------------------------------------------------
Medical Supplies -- 3.6%
    150,000 Cardinal Health, Inc.                                     11,100,000
    120,000 Johnson & Johnson                                         12,225,000
    200,000 Medtronic, Inc.                                            9,962,500
                                                                     -----------
                                                                      33,287,500
--------------------------------------------------------------------------------
Metals & Mining - Diversified -- 1.2%
    380,000 Alcoa, Inc.                                               11,020,000
--------------------------------------------------------------------------------
Paper & Forest Products -- 1.0%
    300,000 International Paper Co.                                    8,943,750
--------------------------------------------------------------------------------
Precision Instrument -- 0.5%
     80,000 KLA-Tencor Corp.*                                          4,685,000
--------------------------------------------------------------------------------
Recreation -- 1.1%
    270,000 Harley-Davidson, Inc.                                     10,395,000
--------------------------------------------------------------------------------
Retail Building Supply -- 1.6%
    165,000 Home Depot, Inc. (The)                                     8,239,687
    160,000 Lowe's Companies, Inc.                                     6,570,000
                                                                     -----------
                                                                      14,809,687
--------------------------------------------------------------------------------
Retail - Special Lines -- 8.1%
    400,000 Bed Bath & Beyond Inc.*                                   14,500,000
    200,000 Best Buy Co., Inc.*                                       12,650,000
    370,000 Circuit City Stores, Inc. -
              Circuit City Group                                      12,279,375
    325,000 Gap, Inc. (The)                                           10,156,250
    700,000 Intimate Brands Inc. Class "A"                            13,825,000
    160,000 Tiffany & Co.                                             10,800,000
                                                                     -----------
                                                                      74,210,625
--------------------------------------------------------------------------------

                       See notes to financial statements.

*     Non-income producing security.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

Shares                                                                     Value
--------------------------------------------------------------------------------
Retail Store -- 5.7%
    280,000 Costco Wholesale Corp.*                                 $  9,240,000
    300,000 Kohl's Corp.*                                             16,687,500
    200,000 Target Corp.                                              11,600,000
    250,000 Wal-Mart Stores, Inc.                                     14,406,250
                                                                    ------------
                                                                      51,933,750
--------------------------------------------------------------------------------
Securities Brokerage -- 2.5%
    200,000 Donaldson, Lufkin &
              Jenrette, Inc - DLJ                                      8,487,500
     50,000 Lehman Brothers Holdings, Inc.                             4,728,125
    300,000 Schwab (Charles) Corp.                                    10,087,500
                                                                    ------------
                                                                      23,303,125
--------------------------------------------------------------------------------
Semiconductor -- 6.7%
    125,000 Intel Corp.                                               16,710,938
    120,000 Motorola, Inc.                                             3,487,500
    100,000 PMC - Sierra, Inc.*                                       17,768,750
     30,000 SDL, Inc.*                                                 8,555,625
    200,000 Vitesse Semiconductor Corp.*                              14,712,500
                                                                    ------------
                                                                      61,235,313
--------------------------------------------------------------------------------
Semiconductor - Capital Equipment -- 4.6%
    185,000 Altera Corp.*                                             18,858,437
    100,000 Applied Materials, Inc.*                                   9,062,500
    250,000 Novellus Systems, Inc.*                                   14,140,625
                                                                    ------------
                                                                      42,061,562
--------------------------------------------------------------------------------
Telecommunications Equipment -- 5.3%
    200,000 Lucent Technologies Inc.                                  11,850,000
    140,000 QUALCOMM Inc.*                                             8,400,000
    200,000 Scientific-Atlanta, Inc.                                  14,900,000
    200,000 Tellabs, Inc.*                                            13,687,500
                                                                    ------------
                                                                      48,837,500
--------------------------------------------------------------------------------
Thrift -- 1.6%
    115,000 Fannie Mae                                                 6,001,562
    220,400 Freddie Mac                                                8,926,200
                                                                    ------------
                                                                      14,927,762
--------------------------------------------------------------------------------
Total Common Stocks and
Total Investment Securities -- 98.2%
(Cost $547,410,475)                                                  901,845,887
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
Repurchase Agreement -- 2.2%
--------------------------------------------------------------------------------
Principal
Amount                                                                     Value
--------------------------------------------------------------------------------
(including accrued interest)
$ 19,800,000 Collateralized by $20,275,000
              U.S. Treasury Notes 5 1/2%,
              due 2/28/03, with a value of
              $20,207,508 (with State Street Bank
              & Trust Company, 6.20%,
              dated 6/30/00, due 7/3/00,
              delivery value $19,810,230)                         $  19,803,410
--------------------------------------------------------------------------------
Excess Of Liabilities Over
Cash And Other Assets -- (-0.4%)                                     (3,337,170)
--------------------------------------------------------------------------------
Net Assets -- 100.0%                                              $ 918,312,127
--------------------------------------------------------------------------------
Net Asset Value
Per Outstanding Share
($918,312,127 / 24,759,649
shares of outstanding)                                            $       37.09
                                                                  =============

                       See notes to financial statements.

*     Non-income producing security.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
Value Line Centurion Fund, Inc.
-------------------------------

STATEMENT OF ASSETS AND LIABILITIES
June 30, 2000 (Unaudited)

ASSETS:
  Investment securities, at value
    (cost $547,410,475)                                             $901,845,887
  Repurchase agreement (cost $19,803,410)                             19,803,410
  Cash                                                                    85,937
  Dividends receivable                                                   167,275
  Receivable for capital shares sold                                      41,846
  Prepaid insurance expense                                                5,000
                                                                    ------------
    TOTAL ASSETS                                                     921,949,355
                                                                    ------------

LIABILITIES:
  Payable for securities purchased                                     2,594,216
  Payable for capital shares repurchased                                 468,350
  Accrued expenses:
   Advisory fee                                                          375,750
   GIAC administrative service fee                                       150,000
   Other                                                                  48,912
                                                                    ------------
    TOTAL LIABILITIES                                                  3,637,228
                                                                    ------------
NET ASSETS                                                          $918,312,127
                                                                    ============

NET ASSETS consist of:
  Capital stock, at $1.00 par value
    (authorized 50,000,000, outstanding
    24,759,649 shares)                                              $ 24,759,649
  Additional paid-in capital                                         364,881,632
  Undistributed net investment income                                    741,151
  Undistributed net realized gain on investments                     173,494,283
  Net unrealized appreciation of investments                         354,435,412
                                                                    ------------
NET ASSETS                                                          $918,312,127
                                                                    ============

NET ASSET VALUE
PER OUTSTANDING SHARE
  ($918,312,127 / 24,759,649
  shares outstanding)                                               $      37.09
                                                                    ============

STATEMENT OF OPERATIONS
Six Months Ended
June 30, 2000 (Unaudited)

Investment Income:
  Dividends (Net of foreign withholding
   tax of $563)                                                    $  2,034,352
  Interest and other                                                    866,605
                                                                   ------------
    Total Income                                                      2,900,957
                                                                   ------------

Expenses:
  Investment advisory fee                                             2,297,392
  GIAC administrative service fee                                       291,528
  Custodian fees                                                         47,857
  Postage                                                                29,019
  Auditing and legal fees                                                19,251
  Taxes and other                                                        15,519
  Insurance and dues                                                      9,558
  Directors' fees and expenses                                            7,152
  Printing                                                                5,132
                                                                   ------------
    Total Expenses Before Custody Credits                             2,722,408
    Less:Custody Credits                                                 (1,618)
                                                                   ------------
    Net Expenses                                                      2,720,790
                                                                   ------------
Net Investment Income                                                   180,167
                                                                   ------------
Net Realized and Unrealized Gain (Loss)
  on Investments:
     Net realized gain                                               46,103,137
     Change in net unrealized appreciation                          (23,553,201)
                                                                   ------------
Net Realized Gain and Change in Net
  Unrealized Appreciation on Investments                             22,549,936
                                                                   ------------
Net Increase in Net Assets from Operations                         $ 22,730,103
                                                                   ============

                       See notes to financial statements.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

STATEMENT OF CHANGES IN NET ASSETS
For the Six Months Ended June 30, 2000 (Unaudited) and for the Year Ended December 31, 1999

                                                                                 Six Months
                                                                                    Ended              Year
                                                                                   June 30,           Ended
                                                                                     2000          December 31,
                                                                                 (Unaudited)           1999
                                                                                -------------      -------------

Operations:
   Net investment income                                                        $     180,167      $     700,117
   Net realized gain on investments                                                46,103,137        128,491,663
   Change in net unrealized appreciation                                          (23,553,201)        89,602,937
                                                                                -------------      -------------
   Net increase in net assets from operations                                      22,730,103        218,794,717
                                                                                -------------      -------------

Distributions to Shareholder:
   Net investment income                                                                   --         (2,362,927)
   Net realized gain from investment transactions                                          --        (63,536,476)
                                                                                -------------      -------------
   Total distributions                                                                     --        (65,899,403)
                                                                                -------------      -------------

Capital Share Transactions:
   Proceeds from sale of shares                                                    36,113,940        112,347,438
   Proceeds from reinvestment of dividends and distributions to shareholder                --         65,899,403
   Cost of shares repurchased                                                    (111,903,925)      (174,977,296)
                                                                                -------------      -------------
   Net (decrease) increase  from capital share transactions                       (75,789,985)         3,269,545
                                                                                -------------      -------------

Total (Decrease) Increase in Net Assets                                           (53,059,882)       156,164,859
Net Assets:
   Beginning of period                                                            971,372,009        815,207,150
                                                                                -------------      -------------
   End of period                                                                $ 918,312,127      $ 971,372,009
                                                                                =============      =============

Undistributed Net Investment Income, at End of Period                           $     741,151      $     560,984
                                                                                -------------      -------------

                       See notes to financial statements.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
Value Line Centurion Fund, Inc.
-------------------------------

NOTES TO FINANCIAL STATEMENTS
June 30, 2000 (Unaudited)

------------------------------------
1 -- Significant Accounting Policies
------------------------------------

      Value Line Centurion Fund, Inc. (the "Fund") is an open-end diversified management investment company registered under the Investment Company Act of 1940, as amended, whose primary investment objective is long-term growth of capital. The Fund's portfolio will usually consist of common stocks ranked 1 or 2 for year-ahead performance by The Value Line Investment Survey, one of the nation's major investment advisory services.

      The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements.

(A) Security Valuation

      Securities listed on a securities exchange and over-the-counter securities traded on the NASDAQ national market are valued at the closing sales price on the date as of which the net asset value is being determined. In the absence of closing sales prices for such securities and for securities traded in the over-the-counter market, the security is valued at the midpoint between the latest available and representative asked and bid prices. Short-term instruments with maturities of 60 days or less are valued at amortized cost, which approximates market value. Short-term instruments with maturities greater than 60 days, at the date of purchase, are valued at the midpoint between the latest available and representative asked and bid prices, and commencing 60 days prior to maturity such securities are valued at amortized cost. Other assets and securities for which market valuations are not readily available are valued at fair value as the Board of Directors may determine in good faith.

(B) Repurchase Agreements

      In connection with transactions in repurchase agreements, the Fund's custodian takes possession of the underlying collateral securities, the value of which exceeds the principal amount of the repurchase transaction, including accrued interest. To the extent that any repurchase transaction exceeds one business day, the value of the collateral is marked-to-market on a daily basis to ensure the adequacy of the collateral. In the event of default of the obligation to repurchase, the Fund has the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation. Under certain circumstances, in the event of default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral or proceeds may be subject to legal proceedings.

(C) Federal Income Taxes

      It is the Fund's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income to its shareholders. Therefore, no federal income tax provision is required.

(D) Dividends and Distributions

      It is the Fund's policy to distribute to its shareholders, as dividends and as capital gains distributions, all the net investment income for the year and all net capital gains realized by the Fund, if any. Such distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. All dividends or distributions will be payable in shares of the Fund at the net asset value on the ex-dividend date. This policy is, however, subject to change at any time by the Board of Directors.

(E) Amortization

      Discounts on debt securities are amortized to interest income over the life of the security with a corresponding increase to the security's cost basis; premiums on debt securities are not amortized.

(F) Investments

      Securities transactions are recorded on a trade date basis. Realized gains and losses from securities transactions are recorded on the identified cost basis. Interest income on investments adjusted for amortization of dis-

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

NOTES TO FINANCIAL STATEMENTS
June 30, 2000 (Unaudited) (Continued)

count, including original issue discount required for federal income tax purposes, is earned from settlement date and recognized on the accrual basis. Dividend income is recorded on the ex-dividend date.

------------------------------------------------------------
2 -- Capital Share Transactions, Dividends and Distributions
------------------------------------------------------------

      Shares of the Fund are available to the public only through the purchase of certain contracts issued by The Guardian Insurance and Annuity Company, Inc.
(GIAC). Transactions in capital stock were as follows:

                                                  Six Months
                                                    Ended
                                                   June 30,          Year Ended
                                                     2000           December 31,
                                                 (Unaudited)            1999
                                                 -----------        ------------
Shares sold                                        1,013,849           3,485,591
Shares issued in reinvestment
 of dividends and distributions                           --           2,140,286
                                                 -----------         -----------
                                                   1,013,849           5,625,877
Shares repurchased                                 3,171,471           5,492,925
                                                 -----------         -----------
Net (decrease) increase                           (2,157,622)            132,952
                                                 -----------         -----------
Dividends per share from net
 investment income                               $        --         $       .09
                                                 ===========         ===========
Distributions per share from
 net realized gains                              $        --         $      2.42
                                                 ===========         ===========

--------------------------------------
3 -- Purchases and Sales of Securities
--------------------------------------

      Purchases and sales of investment securities, excluding short-term investments, were as follows:

                                                               Six Months Ended
                                                                 June 30, 2000
                                                                  (Unaudited)
                                                               ----------------
PURCHASES:
  Investment Securities                                          $239,501,583
                                                                 ============

SALES:
  Investment Securities                                          $317,559,361
                                                                 ============

      At June 30, 2000, the aggregate cost of investment securities and repurchase agreement for federal income tax purposes was $567,245,553. The aggregate appreciation and depreciation of investments at June 30, 2000, based on a comparison of investment values and their costs for federal income tax purposes was $369,917,006 and $15,513,262 respectively, resulting in a net appreciation of $354,403,744.

------------------------------------------------------------------------
4 -- Investment Advisory Contract, Management Fees and Transactions with
     Interested Parties
------------------------------------------------------------------------

      An advisory fee of $2,297,392 was paid or payable to Value Line, Inc. (the "Adviser"), the Fund's investment adviser, for the six months ended June 30, 2000. This was computed at the rate of 1/2 of 1% of the average daily net assets of the Fund during the period and paid monthly. The Adviser provides research, investment programs, supervision of the investment portfolio and pays costs of administrative services, office space, equipment and compensation of administrative, bookkeeping, and clerical personnel necessary for managing the affairs of the Fund. The Adviser also provides persons, satisfactory to the Fund's Board of Directors, to act as officers and employees of the Fund and pays their salaries and wages. The Fund bears all other costs and expenses.

      Certain officers and directors of the Adviser and Value Line Securities, Inc., (the Fund's distributor and a registered broker/dealer) are also officers and directors of the Fund. During the six months ended June 30, 2000, the Fund paid brokerage commissions totalling $214,393 to Value Line Securities, Inc., a wholly owned subsidiary of the Adviser, which clears its transactions through unaffiliated brokers.

      The Fund has an agreement with GIAC to reimburse GIAC for expenses incurred in performing administrative and internal accounting functions in connection with the establishment of contract-owner accounts and their ongoing maintenance, printing and distribution of shareholder reports and providing ongoing shareholder servicing functions. Such reimbursement is limited to an amount no greater than $18.00 times the average number of accounts at the end of each quarter during the year. During the six months ended June 30, 2000, the Fund incurred expenses of $291,528 in connection with such services rendered by GIAC.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
Value Line Centurion Fund, Inc.
-------------------------------

FINANCIAL HIGHLIGHTS
Selected data for a share of capital stock outstanding throughout the periods indicated:


                                           Six Months
                                              Ended                                 Years Ended December 31,
                                          June 30, 2000      -----------------------------------------------------------------------
                                           (Unaudited)         1999            1998            1997           1996           1995
                                          ------------------------------------------------------------------------------------------
Net asset value,
  beginning of period ....................   $  36.09        $  30.44        $  25.52        $  24.83       $  24.25       $  17.83
                                             --------        --------        --------        --------       --------       --------
  Income from investment
    operations:
    Net investment income ................        .01             .03             .09             .09            .08            .12
    Net gains on securities
      (both realized and unrealized) .....        .99            8.13            6.67            5.30           3.71           6.96
                                             --------        --------        --------        --------       --------       --------
    Total from investment operations .....       1.00            8.16            6.76            5.39           3.79           7.08
                                             --------        --------        --------        --------       --------       --------

  Less distributions:
    Dividends from net investment income .         --           (0.09)          (0.09)           (.09)          (.12)         (0.10)
    Distributions from capital gains .....         --           (2.42)          (1.75)          (4.61)         (3.09)         (0.56)
                                             --------        --------        --------        --------       --------       --------
    Total distributions ..................         --           (2.51)          (1.84)          (4.70)         (3.21)         (0.66)
                                             --------        --------        --------        --------       --------       --------
Net asset value, end of period ...........   $  37.09        $  36.09        $  30.44        $  25.52       $  24.83       $  24.25
                                             ========        ========        ========        ========       ========       ========

Total return** ...........................       2.77%+         28.23%          27.47%          21.39%         17.34%         40.08%
                                             ========        ========        ========        ========       ========       ========

Ratios/Supplemental data:
  Net assets, end of period
    (in thousands) .......................   $918,312        $971,372        $815,207        $720,091       $639,341       $525,449
  Ratio of expenses to
    average net assets ...................       0.59%*(1)       0.59%(1)        0.59%(1)        0.60%(1)       0.59%(1)       0.62%
  Ratio of net investment income
    to average net assets ................        .04%*           .08%            .31%            .35%           .36%           .60%
  Portfolio turnover rate ................         27%+            64%            112%             85%           141%           114%

(+)   Not annualized
(*)   Annualized
** Total returns do not reflect the effects of charges deducted under the terms of GIAC's variable contracts. Including such charges would reduce the total returns for all periods shown.
(1) Ratio reflects expenses grossed up for custody credit arrangement. The ratio of expenses to average net assets net of custody credits would not have changed.

                       See notes to financial statements.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------






                       This page intentionally left blank.






--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
Value Line Strategic Asset Management Trust
-------------------------------------------

SCHEDULE OF INVESTMENTS
June 30, 2000 (Unaudited)

--------------------------------------------------------------------------------
Common Stocks -- 57.4%
--------------------------------------------------------------------------------
Shares                                                                     Value
--------------------------------------------------------------------------------

Advertising -- 1.2%
     36,000 Interpublic Group of Companies, Inc.                    $  1,548,000
    177,000 Omnicom Group, Inc.                                       15,764,062
     16,000 TMP Worldwide, Inc.*                                       1,181,000
                                                                    ------------
                                                                      18,493,062
--------------------------------------------------------------------------------
Aerospace/Defense -- 0.6%
    193,000 General Dynamics Corp.                                    10,084,250
--------------------------------------------------------------------------------
Bank-Midwest -- 0.6%
     68,000 Fifth Third Bancorp                                        4,301,000
     70,000 Northern Trust Corp.                                       4,554,375
     37,485 Old Kent Financial Corp.                                   1,002,724
                                                                    ------------
                                                                       9,858,099
--------------------------------------------------------------------------------
Beverage-Alcoholic -- 0.2%
     62,000 Coors (Adolph) Co. Class "B"                               3,751,000
--------------------------------------------------------------------------------
Cable TV -- 1.0%
     86,000 Cablevision Systems Corp. Class "A"*                       5,837,250
    100,000 Comcast Corp. Class "A"*                                   4,050,000
    202,000 EchoStar Communications Corp. Class "A"*                   6,688,094
                                                                    ------------
                                                                      16,575,344
--------------------------------------------------------------------------------
Chemical-Diversified -- 0.2%
     43,000 Millipore Corp.                                            3,241,125
--------------------------------------------------------------------------------
Chemical-Specialty -- 0.2%
     58,000 Avery Dennison Corp.                                       3,893,250
--------------------------------------------------------------------------------
Computer & Peripherals -- 4.1%
     66,000 Apple Computer, Inc.*                                      3,456,750
     90,000 Cabletron Systems, Inc.*                                   2,272,500
    400,844 Cisco Systems, Inc.*                                      25,478,647
     91,000 Dell Computer Corp.*                                       4,487,437
     70,000 EMC Corp.*                                                 5,385,625
     40,000 Hewlett-Packard Co.                                        4,995,000
     29,000 SanDisk Corp.*                                             1,774,438
    100,000 Silicon Storage Technology, Inc.*                          8,831,250
     98,000 Sun Microsystems, Inc.*                                    8,911,875
                                                                    ------------
                                                                      65,593,522
--------------------------------------------------------------------------------
Computer Software & Services -- 8.6%
     32,000 Actuate Corp.*                                             1,708,000
     95,000 Adobe Systems, Inc.                                       12,350,000
     64,000 BroadVision, Inc.*                                         3,252,000
     23,000 Business Objects S.A. (ADR)*                               2,026,875
    146,000 Citrix Systems, Inc.*                                      2,764,875
    158,000 Comverse Technology, Inc.*                                14,694,000
    210,000 Electronic Data Systems Corp                               8,662,500
     64,000 Fiserv, Inc.*                                              2,768,000
      2,000 Inktomi Corp.*                                               236,500
     22,000 IONA Technologies PLC (ADR)*                               1,386,000
    331,000 Mercury Interactive Corp.*                                32,024,250
    131,000 Microsoft Corp.*                                          10,480,000
    344,250 Paychex, Inc.                                             14,458,500
     41,000 Rational Software Corp.*                                   3,810,438
    167,000 Siebel Systems, Inc.*                                     27,314,937
                                                                    ------------
                                                                     137,936,875
--------------------------------------------------------------------------------
Diversified Companies -- 1.0%
     28,000 Textron, Inc.                                              1,520,750
    228,000 Tyco International Ltd.                                   10,801,500
     62,000 United Technologies Corp.                                  3,650,250
                                                                    ------------
                                                                      15,972,500
--------------------------------------------------------------------------------
Drug -- 4.2%
    158,000 Biogen, Inc.*                                             10,191,000
    159,000 Biovail Corporation International*                         8,814,562
    110,000 Forest Laboratories, Inc.*                                11,110,000
     10,000 Gene Logic Inc.*                                             356,875
     52,000 Ivax Corp.*                                                2,158,000
    147,000 MedImmune, Inc.*                                          10,878,000
    172,000 Millennium Pharmaceuticals, Inc.*                         19,242,500
     27,000 Sepracor, Inc.*                                            3,256,875
     40,000 Titan Pharmaceuticals, Inc.*                               1,720,000
                                                                    ------------
                                                                      67,727,812
--------------------------------------------------------------------------------
Electric Utility-Central -- 0.9%
    306,000 AES Corp. (The)*                                          13,961,250
--------------------------------------------------------------------------------
Electric Utility-West -- 0.4%
     88,000 Calpine Corp.*                                             5,786,000
--------------------------------------------------------------------------------
Electrical Equipment -- 3.2%
     36,000 AVX Corp.                                                    825,750
     75,000 Brooks Automation, Inc.*                                   4,795,312
     18,000 Corning Inc.                                               4,857,750
    545,000 General Electric Co.                                      28,885,000
     24,000 Kopin Corp.*                                               1,662,000
     24,000 Power-One, Inc.*                                           2,734,500
    108,000 Semtech Corp.*                                             8,260,313
                                                                    ------------
                                                                      52,020,625
--------------------------------------------------------------------------------
Electronics -- 3.6%
     36,000 Adaptive Broadband Corp.*                                  1,323,000
    162,000 Gemstar International Group Ltd.*                          9,955,406
    156,000 JDS Uniphase Corp.*                                       18,700,500
    349,687 Symbol Technologies, Inc.                                 18,883,098
     53,000 Titan Corp.*                                               2,371,750
     78,000 Varian Medical Systems, Inc.*                              3,051,750
     78,000 Vishay Intertechnology, Inc.*                              2,959,125
                                                                    ------------
                                                                      57,244,629
--------------------------------------------------------------------------------
Entertainment -- 2.1%
     39,000 AMFM Inc.*                                                 2,691,000
     86,315 Clear Channel Communications, Inc.*                        6,473,625
     75,000 Time Warner, Inc.                                          5,700,000
    116,000 USA Networks, Inc.*                                        2,508,500
     33,000 Univision Communications, Inc.
              Class "A"*                                               3,415,500
    182,280 Viacom, Inc. Class "B"*                                   12,429,218
                                                                    ------------
                                                                      33,217,843
--------------------------------------------------------------------------------
Financial Services-Diversified -- 0.2%
     65,000 Citigroup, Inc.                                            3,916,250
--------------------------------------------------------------------------------
Food Processing -- 0.5%
    114,000 Quaker Oats Company (The)                                  8,564,250
--------------------------------------------------------------------------------

                       See notes to financial statements.

*     Non-income producing security.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

Shares                                                                     Value
--------------------------------------------------------------------------------

Food Wholesalers -- 0.1%
     50,000 SYSCO Corp.                                              $ 2,106,250
--------------------------------------------------------------------------------
Foreign Telecommunication -- 2.0%
    160,000 Ericsson (L.M.) Telephone Co.
             (ADR) Class "B"                                           3,200,000
     96,000 Nokia Corp. (ADR)                                          4,794,000
    212,000 Nortel Networks Corp.                                     14,469,000
     60,000 Telefonos de Mexico S.A. de CV (ADR)                       3,427,500
    152,500 Vodafone AirTouch PLC (ADR)                                6,319,219
                                                                     -----------
                                                                      32,209,719
--------------------------------------------------------------------------------
Furniture/Home Furnishings -- 0.1%
     90,000 Ethan Allen Interiors, Inc.                                2,160,000
--------------------------------------------------------------------------------
Industrial Services -- 0.3%
    140,000 Robert Half International, Inc.*                           3,990,000
     20,000 TeleTech Holdings, Inc.*                                     621,250
                                                                     -----------
                                                                       4,611,250
--------------------------------------------------------------------------------
Internet -- 0.8%
     70,000 America Online, Inc.*                                      3,692,500
     66,000 Macromedia, Inc.*                                          6,381,375
     12,900 VeriSign, Inc.*                                            2,276,850
                                                                     -----------
                                                                      12,350,725
--------------------------------------------------------------------------------
Machinery -- 0.8%
     56,000 Dover Corp.                                                2,271,500
    150,000 PRI Automation, Inc.*                                      9,808,594
                                                                     -----------
                                                                      12,080,094
--------------------------------------------------------------------------------
Medical Supplies -- 1.8%
    214,000 Allergan, Inc.                                            15,943,000
     82,000 Alpharma Inc. Class "A"                                    5,104,500
     52,000 Johnson & Johnson                                          5,297,500
     19,000 Techne Corp.*                                              2,470,000
                                                                     -----------
                                                                      28,815,000
--------------------------------------------------------------------------------
Natural Gas-Diversified -- 1.1%
    282,000 Enron Corp                                                18,189,000
--------------------------------------------------------------------------------
Office Equipment & Supplies -- 0.0%
     11,000 Lexmark International, Inc. Class "A"*                       739,750
--------------------------------------------------------------------------------
Precision Instrument -- 1.3%
     15,256 Agilent Technologies, Inc.*                                1,125,130
     81,000 LTX Corp.*                                                 2,829,938
     38,400 Newport Corp.                                              4,123,200
    104,000 Waters Corp.*                                             12,980,500
                                                                     -----------
                                                                      21,058,768
--------------------------------------------------------------------------------
Publishing -- 0.1%
     26,000 Reader's Digest Association, Inc. Class "A"                1,033,500
--------------------------------------------------------------------------------
Recreation -- 0.5%
    222,000 Harley-Davidson, Inc.                                      8,547,000
--------------------------------------------------------------------------------
Restaurant -- 0.3%
    145,000 Brinker International, Inc.*                               4,241,250
--------------------------------------------------------------------------------
Retail Building Supply -- 1.1%
     32,000 Fastenal Co.                                               1,620,000
    225,000 Home Depot, Inc. (The)                                    11,235,938
    115,000 Lowe's Companies, Inc.                                     4,722,187
                                                                     -----------
                                                                      17,578,125
--------------------------------------------------------------------------------
Retail-Special Lines -- 2.2%
    101,000 AnnTaylor Stores Corp.*                                    3,345,625
     10,000 Audiovox Corp. Class "A"*                                    220,625
    181,000 Bed Bath & Beyond Inc.*                                    6,561,250
    164,000 Circuit City Stores, Inc.-
              Circuit City Group                                       5,442,750
    150,750 Dollar Tree Stores, Inc.*                                  5,964,047
    100,250 Gap, Inc. (The)                                            3,132,813
     12,810 Intimate Brands, Inc. Class "A"                              252,997
     20,000 RadioShack Corp.                                             947,500
    131,800 Tiffany & Co.                                              8,896,500
                                                                     -----------
                                                                      34,764,107
--------------------------------------------------------------------------------
Retail Store -- 1.7%
    196,000 Kohl's Corp.*                                             10,902,500
     94,000 Target Corp.                                               5,452,000
    196,000 Wal-Mart Stores, Inc.                                     11,294,500
                                                                     -----------
                                                                      27,649,000
--------------------------------------------------------------------------------
Semiconductor -- 6.0%
     47,000 Advanced Micro Devices, Inc.*                              3,630,750
     57,000 Amkor Technology, Inc.*                                    2,012,813
     42,000 Analog Devices, Inc.*                                      3,192,000
     22,000 Applied Micro Circuits Corp.*                              2,172,500
     67,000 Atmel Corp.*                                               2,470,625
     24,000 Credence Systems Corp.*                                    1,324,500
     68,000 Cypress Semiconductor Corp.*                               2,873,000
     23,000 Integrated Device Technology, Inc.*                        1,377,125
     78,000 International Rectifier Corp.*                             4,368,000
     90,000 Lam Research Corp.*                                        3,375,000
     25,000 Lattice Semiconductor Corp.*                               1,728,125
    156,000 Linear Technology Corp.                                    9,974,250
     52,000 Maxim Integrated Products, Inc.*                           3,532,750
      4,000 National Semiconductor Corp.*                                227,000
    158,000 PMC-Sierra, Inc.*                                         28,074,625
    134,000 QLogic Corp.*                                              8,852,375
      8,000 SDL, Inc.*                                                 2,281,500
    100,000 TelCom Semiconductor, Inc.*                                4,037,500
    101,250 TranSwitch Corp.*                                          7,815,234
     46,000 Varian Semiconductor Equipment Associates, Inc.*           2,889,375
                                                                     -----------
                                                                      96,209,047
--------------------------------------------------------------------------------
Telecommunications Equipment -- 2.8%
     80,000 ADC Telecommunications, Inc.*                              6,710,000
     66,000 CommScope, Inc.*                                           2,706,000
     34,000 Polycom, Inc.*                                             3,199,187
     78,000 Powerwave Technologies, Inc.*                              3,432,000
--------------------------------------------------------------------------------

                       See notes to financial statements.

*     Non-income producing security.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
Value Line Strategic Asset Management Trust
-------------------------------------------

SCHEDULE OF INVESTMENTS
June 30, 2000 (Unaudited) (Continued)

Shares                                                                     Value
--------------------------------------------------------------------------------
Telecommunications Equipment -- 2.8% - con't
     94,000 QUALCOMM, Inc.*                                         $  5,640,000
    178,000 Scientific-Atlanta, Inc.                                  13,261,000
     70,000 Tekelec*                                                   3,373,125
     74,000 Tellabs, Inc.*                                             5,064,375
    100,000 Westell Technologies, Inc. Class "A"*                      1,500,000
                                                                    ------------
                                                                      44,885,687
--------------------------------------------------------------------------------
Telecommunication Services -- 1.0%
      5,000 ADTRAN, Inc.*                                                299,375
     43,000 ALLTEL Corp.                                               2,663,312
     76,000 MediaOne Group, Inc.*                                      5,044,500
     96,000 Metromedia Fiber Network, Inc. Class "A"*                  3,810,000
     72,000 Nextel Communications, Inc. Class "A"*                     4,405,500
                                                                    ------------
                                                                      16,222,687
--------------------------------------------------------------------------------
Wireless Networking -- 0.6%
    110,000 RF Micro Devices Inc.*                                     9,638,750
--------------------------------------------------------------------------------
            Total Common Stocks
            (Cost $495,213,716)                                      922,927,395
--------------------------------------------------------------------------------
Principal
Amount                                                                     Value
--------------------------------------------------------------------------------
U.S. Treasury Obligations -- 11.8%
--------------------------------------------------------------------------------

$29,000,000 U.S. Treasury Notes 5.25%, due 5/31/01                  $ 28,682,827
 30,000,000 U.S. Treasury Notes 5.75%, due 6/30/01                    29,784,390
 15,000,000 U.S. Treasury Notes 6.25%, due 8/31/02                    14,943,750
 49,000,000 U.S. Treasury Notes 6.50%, due 10/15/06                   49,515,789
 59,500,000 U.S. Treasury Bonds 7.25%, due 8/15/22                    66,751,562
--------------------------------------------------------------------------------
            TotaL U.S. Treasury Obligations
            (Cost $188,965,111)                                      189,678,318
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
U.S. Government Agency Obligations -- 20.0%
--------------------------------------------------------------------------------

$27,000,000 Federal Home Loan Mortgage Corp.
                7.000%, due 2/15/03                                 $ 27,016,281
 13,000,000 Federal Home Loan Mortgage Corp.
                7.375%, due 5/15/03                                   13,123,643
 59,000,000 Federal Home Loan Mortgage Corp.
                5.000%, due 1/15/04                                   55,278,693
 29,000,000 Federal National Mortgage Association
                5.625%, due 5/14/04                                   27,617,222
 17,000,000 Federal Home Loan Mortgage Corp.
                6.250%, due 7/15/04                                   16,529,202
 16,000,000 Federal National Mortgage Association
                6.500%, due 8/15/04                                   15,689,696
 10,000,000 Federal National Mortgage Association
                7.125%, due 2/15/05                                   10,034,640
 23,000,000 Federal National Mortgage Association
                5.750%, due 6/15/05                                   21,794,432
  9,000,000 Private Export Funding Corp. Series "J"
                7.650%, due 5/15/06                                    9,251,289
 15,000,000 Federal National Mortgage Association
                7.125%, due 3/15/07                                   15,043,800
 10,000,000 Federal National Mortgage Association
                Pool  380188, 6.45%, due 4/1/08                        9,453,125
 10,000,000 Federal National Mortgage Association
                5.250%, due 1/15/09                                    8,775,460
 45,000,000 Federal National Mortgage Association
                6.625%, due 9/15/09                                   43,398,000
 27,000,000 Federal Home Loan Mortgage Corp.
                7.000%, due 3/15/10                                   26,772,525
 12,000,000 Federal National Mortgage Association
                7.125%, due 6/15/10                                   12,011,508
 12,000,000 Federal Home Loan Mortgage Corp.
                6.75%, due 9/15/29                                    11,475,048
--------------------------------------------------------------------------------
Total U.S. Government Agency Obligations
            (Cost $330,549,895)                                      323,264,564
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
Corporate Bonds and Notes -- 1.1%
--------------------------------------------------------------------------------

Chemical - Diversified -- 0.3%
 $5,000,000 Goodrich (B.F.) Co. (The) Notes
                6.45%, due 4/15/08                                $    4,564,160
--------------------------------------------------------------------------------
Telecommunication Services-0.8%
  5,000,000 AirTouch Communications, Inc. Notes
                6.65%,due 5/1/08                                       4,682,765
  4,000,000 MCI Communications Corp. Sr. Notes
                6.50%,due 4/15/10                                      3,634,548
  5,000,000 WorldCom, Inc. Sr. Notes
                6.40%, due 8/15/05                                     4,739,375
                                                                  --------------
                                                                      13,056,688
--------------------------------------------------------------------------------
            Total Corporate Bonds & Notes
            (Cost $18,969,427)                                        17,620,848
--------------------------------------------------------------------------------
            Total Investment Securities -- 90.3%
            (Cost $1,033,698,149)                                  1,453,491,125
--------------------------------------------------------------------------------

                       See notes to financial statements.

*     Non-income producing security.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
Short-term Investments -- 8.9%
--------------------------------------------------------------------------------
Principal
Amount                                                                     Value
--------------------------------------------------------------------------------

U.S. Government Agency Obligations -- 3.1%
$15,000,000 Federal Home Loan Mortgage Corp.
              Discount Notes, 6.406%, 7/11/00                        $14,973,310
 15,000,000 Federal Home Loan Mortgage Corp.
              Discount Notes, 6.45%, due 7/25/00                      14,935,500
 20,000,000 Student Loan Marketing Association
              Floating Rate Notes, 6.124%,
              due 11/16/00+                                           20,000,000
                                                                  --------------
                                                                      49,908,810
--------------------------------------------------------------------------------
Repurchase Agreements -- 5.8%
(including accrued interest)
 46,000,000 Collateralized by $36,450,000
            U.S. Treasury Bonds 8.50%,
            due 2/15/20, with a value of
            $46,902,338 with Morgan Stanley
            Dean Witter & Co., 6.30%,
            dated 6/30/00, due 7/3/00,
            delivery value $46,024,150)                               46,008,050
 47,700,000 Collateralized by $44,740,000
            U.S. Treasury Bonds 6.625%,
            due 2/15/27, with a value of $48,629,707
            (with Warburg Dillon Read LLC,
            6.20%, dated 6/30/00, due 7/3/00,
            delivery value $47,724,645)                               47,708,215
                                                                  --------------
                                                                      93,716,265
--------------------------------------------------------------------------------
TOTAL SHORT-TERM SECURITIES
(Cost $143,625,075)                                                  143,625,075
--------------------------------------------------------------------------------
CASH AND OTHER ASSETS
LESS LIABILITIES -- 0.8%                                              12,118,054
--------------------------------------------------------------------------------
Net Assets -- 100.0%                                              $1,609,234,254
--------------------------------------------------------------------------------
NET ASSET VALUE PER
OUTSTANDING SHARE
 ($1,609,234,254 / 52,049,198
 shares of beneficial interest outstanding)                       $        30.92
                                                                  ==============

(+)   Resets weekly. Rate shown is as of June 30, 2000.

                       See notes to financial statements.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
Value Line Strategic Asset Management Trust
-------------------------------------------

STATEMENT OF ASSETS AND LIABILITIES
June 30, 2000 (Unaudited)

ASSETS:
  Investment securities, at value
    (cost $1,033,698,149)                                         $1,453,491,125
  Short-term investments (cost $143,625,075)                         143,625,075
  Cash                                                                   121,420
  Interest and dividends receivable                                    9,430,757
  Receivable for securities sold                                       4,796,370
  Receivable for trust shares sold                                       347,090
  Prepaid insurance expense                                                9,000
                                                                  --------------
    TOTAL ASSETS                                                   1,611,820,837
                                                                  --------------
LIABILITIES:
  Payable for trust shares repurchased                                 1,185,136
  Payable for securities purchased                                       439,793
  Accrued expenses:
   Advisory fee                                                          657,974
   GIAC administrative service fee                                       230,000
   Other                                                                  73,680
                                                                  --------------
    TOTAL LIABILITIES                                                  2,586,583
                                                                  --------------
NET ASSETS                                                        $1,609,234,254
                                                                  ==============
NET ASSETS CONSIST OF:
  Shares of beneficial interest, at $0.01 par
    value (authorized unlimited, outstanding
    52,049,198 shares)                                            $      520,492
  Additional paid-in capital                                         797,874,023
  Undistributed net investment income                                 52,383,048
  Undistributed net realized gain on investments                     338,663,715
  Net unrealized appreciation of investments                         419,792,976
                                                                  --------------
NET ASSETS                                                        $1,609,234,254
                                                                  ==============
NET ASSET VALUE PER
OUTSTANDING SHARE
  ($1,609,234,254 / 52,049,198
  shares of beneficial interest outstanding)                      $        30.92
                                                                  ==============

STATEMENT OF OPERATIONS
Six Months Ended
June 30, 2000 (Unaudited)

Investment Income:
 Interest                                                          $ 24,186,944
 Dividends (Net of foreign withholding
   tax of $9,416)                                                     1,149,649
                                                                   ------------
 Total Income                                                        25,336,593
                                                                   ------------

Expenses:
 Investment advisory fee                                              4,025,045
 GIAC administrative service fee                                        360,077
 Custodian fees                                                          83,264
 Postage                                                                 45,000
 Taxes and other                                                         25,494
 Audit and legal fees                                                    19,250
 Insurance and dues                                                      15,826
 Printing                                                                12,453
 Trustees' fees and expenses                                              7,152
                                                                   ------------
   Total Expenses Before Custody Credits                              4,593,561
   Less: Custody Credits                                                 (4,441)
                                                                   ------------
   Net Expenses                                                       4,589,120
                                                                   ------------
Net Investment Income                                                20,747,473
                                                                   ------------

Net Realized and Unrealized Gain
 On Investments:
 Net realized gain                                                   28,248,979
 Net change in unrealized
   appreciation                                                      33,755,569
                                                                   ------------
   Net Realized Gain and Change in
    Unrealized Appreciation (Depreciation)
    on Investments                                                   62,004,548
                                                                   ------------
Net Increase in Net Assets from Operations                         $ 82,752,021
                                                                   ============

                       See notes to financial statements.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

STATEMENT OF CHANGES IN NET ASSETS
For the Six Months Ended June 30, 2000 (Unaudited) and for the Year Ended December 31, 1999

                                                               Six Months
                                                                    Ended        Year Ended
                                                            June 30, 2000       December 31,
                                                               (Unaudited)              1999
                                                            -------------       ------------

Operations:
   Net investment income                                  $    20,747,473    $    31,712,238
   Net realized gain on investments                            28,248,979        310,691,129
   Change in net unrealized appreciation (depreciation)        33,755,569        (14,402,998)
                                                          ---------------    ---------------
   Net increase in net assets from operations                  82,752,021        328,000,369
                                                          ---------------    ---------------

Distributions to Shareholder:
   Net investment income                                               --        (15,437,565)
   Net realized gain from investment transactions                      --        (79,625,333)
                                                          ---------------    ---------------
   Total distributions                                                 --        (95,062,898)
                                                          ---------------    ---------------

Trust Share Transactions:
   Proceeds from sale of shares                                46,579,525        109,656,703
   Proceeds from reinvestment of dividends and
     distributions to shareholder                                      --         95,062,898
   Cost of shares repurchased                                (131,978,091)      (240,059,970)
                                                          ---------------    ---------------
   Net decrease from trust share transactions                 (85,398,566)       (35,340,369)
                                                          ---------------    ---------------

Total (Decrease) Increase in Net Assets                        (2,646,545)       197,597,102

Net Assets:
   Beginning of period                                      1,611,880,799      1,414,283,697
                                                          ---------------    ---------------
   End of period                                          $ 1,609,234,254    $ 1,611,880,799
                                                          ===============    ===============

Undistributed Net Investment Income, at End of Period     $    52,383,048    $    31,635,575
                                                          ---------------    ---------------

                       See notes to financial statements.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
Value Line Strategic Asset Management Trust
-------------------------------------------

NOTES TO FINANCIAL STATEMENTS
June 30, 2000 (Unaudited)

------------------------------------
1 -- Significant Accounting Policies
------------------------------------

      Value Line Strategic Asset Management Trust (the "Trust") is an open-end, diversified management investment company registered under the Investment Company Act of 1940, as amended, which seeks to achieve a high total investment return consistent with reasonable risk by investing primarily in a broad range of common stocks, bonds and money market instruments. The Trust will attempt to acheive its objective by following an asset allocation strategy based on data derived from computer models for the stock and bond markets that shifts the assets of the Trust among equity, debt and money market securities as the models indicate and its investment adviser, Value Line, Inc. (the "Adviser"), deems appropriate.

      The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contigent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of significant accounting policies consistently followed by the Trust in the preparation of its financial statements.

(A) Security Valuation.

      Securities listed on a securities exchange and over-the-counter securities traded on the NASDAQ national market are valued at the closing sales price on the date as of which the net asset value is being determined. In the absence of closing sales prices for such securities and for securities traded in the over-the-counter market, the security is valued at the midpoint between the latest available and representative bid and asked prices.

      The Board of Trustees has determined that the value of bonds and other fixed-income securities be calculated on the valuation date by reference to valuations obtained from an independent pricing service which determines valuations for normal institutional-size trading units of debt securities, without exclusive reliance upon quoted prices. This service takes into account appropriate factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data in determining valuations.

      Short-term instruments with maturities of 60 days or less are valued at amortized cost which approximates market value. Short-term instruments with maturities greater than 60 days, at the date of purchase, are valued at the midpoint between the latest available and representative asked and bid prices, and commencing 60 days prior to maturity such securities are valued at amortized cost. Other assets and securities for which market valuations are not readily available are valued at fair value as the Board of Trustees may determine in good faith.

(B) Repurchase Agreements

      In connection with transactions in repurchase agreements, the Trust's custodian takes possession of the underlying collateral securities, the value of which exceeds the principal amount of the repurchase transaction, including accrued interest. To the extent that any repurchase transaction exceeds one business day, the value of the collateral is marked-to-market on a daily basis to ensure the adequacy of the collateral. In the event of default of the obligation to repurchase, the Trust has the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation. Under certain circumstances, in the event of default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral or proceeds may be subject to legal proceedings.

(C) Federal Income Taxes

      It is the Trust's policy to qualify under, and comply with, the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income to its shareholders. Therefore, no federal income tax provision is required.

(D) Dividends and Distributions

      It is the Trust's policy to distribute to its shareholders, as dividends and as capital gains distributions, all the net investment income for the year and all the net capital

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

NOTES TO FINANCIAL STATEMENTS
June 30, 2000 (Unaudited) (Continued)

gains realized by the Trust, if any. Such distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. All dividends or distributions will be payable in shares of the Trust at the net asset value on the ex-dividend date. This policy is, however, subject to change at any time by the Board of Trustees.

(E) Amortization.

      Discounts on debt securities are amortized to interest income over the life of the security with a corresponding increase to the security's cost basis; premiums on debt securities are not amortized.

(F) Investments.

      Securities transactions are recorded on a trade date basis. Realized gains and losses from securities transactions are recorded on the identified cost basis. Interest income, adjusted for amortization of discount, including original issue discount required for federal income tax purposes, is earned from settlement date and recognized on the accrual basis. Dividend income is recorded on the ex-dividend date.

----------------------------------------------------------
2 -- Trust Share Transactions, Dividends and Distributions
----------------------------------------------------------

      Shares of the Trust are available to the public only through the purchase of certain contracts issued by The Guardian Insurance & Annuity Company, Inc.
(GIAC). Transactions in shares of beneficial interest in the Trust were as follows:

                                              Six Months Ended       Year Ended
                                                June 30, 2000       December 31,
                                                 (Unaudited)            1999
                                              ----------------      ------------

Shares sold                                        1,543,248          4,104,143
Shares issued
in reinvestment of dividends
and distributions                                         --          3,617,310
                                                 -----------        -----------
                                                   1,543,248          7,721,453
Shares repurchased                                 4,344,670          8,941,008
                                                 -----------        -----------
Net decrease                                      (2,801,422)        (1,219,555)
                                                 ===========        ===========
Dividends per share from net
 investment income                               $        --        $      .285
                                                 ===========        ===========
Distributions per share from
 net realized gains                              $        --        $      1.48
                                                 ===========        ===========

--------------------------------------
3 -- Purchases and Sales of Securities
--------------------------------------

      Purchases and sales of investment securities, excluding short-term investments, were as follows:

                                                               Six Months Ended
                                                                 June 30,2000
                                                                  (unaudited)
                                                               -----------------
PURCHASES:
 U.S. Treasury and Government
  Agency Obligations                                             $193,446,593
 Other Investment Securities                                      307,544,082
                                                                 ------------
                                                                 $500,990,675
                                                                 ============
SALES & MATURITIES:
 U.S. Treasury and Government
  Agency Obligations                                             $303,420,966
 Other Investment Securities                                      154,421,790
                                                                 ------------
                                                                 $457,842,756
                                                                 ============

      At June 30, 2000, the aggregate cost of investment securities and short-term securities for federal income tax purposes was $1,177,323,224. The aggregate appreciation and depreciation of investments at June 30, 2000, based on a comparison of investment values and their costs for federal income tax purposes was $459,484,853 and $39,691,877, respectively, resulting in a net appreciation of $419,792,976.

--------------------------------------------------------------------------------
4 -- Investment Advisory Contract, Management
     Fees and Transactions with Affiliates
--------------------------------------------------------------------------------

      An advisory fee of $4,025,045 was paid or payable to the Adviser, for the six months ended June 30, 2000. This was computed at the rate of 1/2 of 1% of the average daily net assets of the Trust during the period and paid monthly. The Adviser provides research, investment programs, supervision of the investment portfolio and pays costs of administrative services, office space, equipment and compensation of administrative, bookkeeping and clerical personnel necessary for managing the affairs of the Trust. The Adviser also provides persons, satisfactory to the Trust's Board of Trustees, to act as officers and employees of the Trust and pays their salaries and wages. The Trust bears all other costs and expenses.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
Value Line Strategic Asset Management Trust
-------------------------------------------

NOTES TO FINANCIAL STATEMENTS
June 30, 2000 (Unaudited) (Continued)

      Certain officers and directors of the Adviser and Value Line Securities, Inc. (the Trust's distributor and a registered broker/dealer), are also officers and trustees of the Trust. During the six months ended June 30, 2000, the Trust paid brokerage commissions totalling $100,504 to Value Line Securities, Inc., a wholly owned subsidiary of the Adviser, which clears its transactions through unaffiliated brokers.

      The Trust has an agreement with GIAC to reimburse GIAC for expenses incurred in performing administrative and internal accounting functions in connection with the establishment of contract-owner accounts and their ongoing maintenance, printing and distribution of shareholder reports and providing ongoing shareholder servicing functions. Such reimbursement is limited to an amount no greater than $18.00 times the average number of accounts at the end of each quarter during the year. During the six months ended June 30, 2000, the Trust incurred expenses of $360,077 in connection with such services rendered by GIAC.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

FINANCIAL HIGHLIGHTS
Selected data for a share outstanding throughout each period:

                                          Six Months
                                            Ended                                   Years Ended December 31,
                                         June 30, 2000     -------------------------------------------------------------------------
                                          (Unaudited)         1999            1998            1997            1996          1995
                                         -------------     -------------------------------------------------------------------------
Net asset value, beginning of period .... $    29.39       $    25.22      $    22.13      $    21.90      $    20.27      $  16.13
                                          ----------       ----------      ----------      ----------      ----------      --------
  Income from investment operations:
  Net investment income .................        .43              .59             .30             .65             .53           .39
  Net gains on securities (both realized
    and unrealized) .....................       1.10             5.34            5.43            2.65            2.56          4.17
                                          ----------       ----------      ----------      ----------      ----------      --------
  Total from investment operations ......       1.53             5.93            5.73            3.30            3.09          4.56
                                          ----------       ----------      ----------      ----------      ----------      --------

  Less distributions:
   Dividends from net investment income .         --             (.29)           (.68)           (.55)           (.37)         (.26)
   Distributions from capital gains .....         --            (1.47)          (1.96)          (2.52)          (1.09)         (.16)
                                          ----------       ----------      ----------      ----------      ----------      --------
   Total distributions ..................         --            (1.76)          (2.64)          (3.07)          (1.46)         (.42)
                                          ----------       ----------      ----------      ----------      ----------      --------
Net asset value, end of period .......... $    30.92       $    29.39      $    25.22      $    22.13      $    21.90      $  20.27
                                          ----------       ----------      ----------      ----------      ----------      --------

Total return** ..........................       5.21%+          24.32%          27.45%          15.66%          15.87%        28.54%
                                          ----------       ----------      ----------      ----------      ----------      --------

Ratios/Supplemental Data:
Net assets, end of period
  (in thousands) ........................ $1,609,234       $1,611,881      $1,414,284      $1,196,589      $1,072,785      $876,509
Ratio of expenses to average net assets .        .57%*(1)         .58%(1)         .58%(1)         .59%(1)         .58%(1)       .60%
Ratio of net investment income to average
  net assets ............................       2.57%*           2.13%           1.25%           3.08%           2.70%         2.18%
Portfolio turnover rate .................         33%+             70%            106%             58%             71%           63%

+     Not annualized
*     Annualized.

(1) Ratio reflects expenses grossed up for custody credit arrangement. The ratio of expenses to average net assets net of custody credits would not have changed.

** Total returns do not reflect the effects of charges deducted under the terms of GIAC's variable contracts. Including such charges would reduce the total returns for all periods shown.

                       See notes to financial statements.

--------------------------------------------------------------------------------

  [LOGO]                                                       BULK RATE MAIL
GUARDIAN(SM)
                                                               U.S. POSTAGE PAID
The Guardian Insurance & Annuity Company, Inc.
                                                               PERMIT NO. 1104
7 Hanover Square
                                                               CLIFTON, NJ
New York, New York  10004







EB-012818  6/00                          [RECYCLE LOGO]Printed on recycled paper